As filed with Securities and Exchange Commission on April 27, 2020.
File Nos. 333-178841
811-08810

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 26	[X]
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 26	[X]
(Check Appropriate Box or Boxes)

FS Variable Separate Account
(Exact Name of Registrant)
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(Name of Depositor)
175 Water Street
New York, New York 10038
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 996-9786
Manda Ghaferi, Esq.
The United States Life Insurance Company in the City of New York
21650 Oxnard Street Suite 750
Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor and Registrant)
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on April 30, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.

FS Variable Separate Account
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary
3.	Synopsis	Highlights; Fee Table; Maximum and Minimum Expense Examples; The Polaris Platinum III Variable Annuity; Purchasing a Polaris Platinum III Variable Annuity
4.	Condensed Financial Information	Appendix - Condensed Financial Information
5.	General Description of Registrant, Depositor and Portfolio Companies	Other Information; Investment Options
6.	Deductions	Fee Table; Expenses
7.	General Description of Variable Annuity Contracts	The Polaris Platinum III Variable Annuity; Purchasing a Polaris Platinum III Variable Annuity; Investment Options
8.	Annuity Period	Annuity Income Options
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchasing a Polaris Platinum III Variable Annuity; Access to Your Money
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of Statement of Additional Information	Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	The Polaris Platinum III Variable Annuity (P); Separate Account and the Company; General Account (P); Investment Options (P); Other Information (P)
18.	Services	Other Information (P); Financial Statements
19.	Purchase of Securities Being Offered	Purchasing a Polaris Platinum III Variable Annuity (P)
20.	Underwriters	Distribution of Contracts; Other Information (P)
21.	Calculation of Performance Data	Performance Data
22.	Annuity Payments	Annuity Income Options (P); Annuity Income Payments; Annuity Unit Values
23.	Financial Statements	Other Information (P); Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED APRIL 30, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages effective on or after April 30, 2020. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated April 30, 2020. If you need another copy of the Prospectus, please call our Annuity Service Center at

(800)445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333- 178841 if your contract was issued in New York.

The rates and percentages listed below apply to applications signed on or after April 30, 2020. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.

POLARIS INCOME PLUS FLEX

Income Credit Percentage

All references to the Income Credit Percentages are changed to:

5.25% (as a percentage of the Income Credit Base)

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown:

Number of Covered Persons and Age of	Polaris Income Plus Flex	Polaris Income Plus Flex	Polaris Income Plus Flex
Covered Person(s) on the Activation Date(1)	Income Option 1	Income Option 2	Income Option 3
One Covered Person (Age 45 - 59)	3.50% / 3.00%(2)	3.50% / 3.00%(2)	2.75% / 2.75%
One Covered Person (Age 60 - 64)	4.50% / 3.00%(2)	4.50% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	3.00% / 3.00%(3)	3.00% / 3.00%(3)	2.50% / 2.50%
Two Covered Persons (Age 60 - 64)	4.00% / 3.00%(3)	4.00% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%

(1)If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.

(2)If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65th birthday.

(3)If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher

Anniversary Value on or after the younger Covered Person's 65th birthday.

POLARIS INCOME PLUS DAILY FLEX

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown:

Number of Covered Persons and Age of	Polaris	Polaris	Polaris
	Income Plus Daily Flex	Income Plus Daily Flex	Income Plus Daily Flex
Covered Person(s) on the Activation Date(1)
	Income Option 1	Income Option 2	Income Option 3

One Covered Person (Age 45 - 59)	3.25% / 2.75%(2)	3.25% / 2.75%(2)	2.50% / 2.50%
One Covered Person (Age 60 - 64)	4.25% / 2.75%(2)	4.25% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	2.75% / 2.75%(3)	2.75% / 2.75%(3)	2.25% / 2.25%
Two Covered Persons (Age 60 - 64)	3.75% / 2.75%(3)	3.75% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%

(1)If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.

(2)If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(3)If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

Dated: April 30, 2020

Please keep this Supplement with your Prospectus

Prospectus
April 30, 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in all states except in New York where it is issued by
The United States Life Insurance Company in the City of New York
in connection with
VARIABLE SEPARATE ACCOUNT
and
FS VARIABLE SEPARATE ACCOUNT
This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust and SunAmerica Series Trust.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated April 30, 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Important Information About Living Benefits: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to the Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.
If you elected Polaris Income Plus Flex, there is an incentive if you wait 12 years before activating Lifetime Income. However, prior to activating Lifetime Income, if a withdrawal reduces contract value to zero, the contract will be terminated including any optional benefits and features. The longer you wait before activating Lifetime Income, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.
If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit features.
If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS for details.
UNDERLYING FUNDS:	Managed by:
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC
Franklin Income VIP Fund	Franklin Advisers, Inc.
Goldman Sachs VIT Government Money Market Fund§	Goldman Sachs Asset Management, L.P.
(Underlying Funds continued on next page)

UNDERLYING FUNDS:	Managed by:
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio§	Pacific Investment Management Company LLC
SA AB Growth Portfolio	AllianceBernstein L.P.
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.
SA Allocation Balanced Portfolio	SunAmerica Asset Management, LLC
SA Allocation Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Portfolio	SunAmerica Asset Management, LLC
SA American Funds Asset Allocation Portfolio	Capital Research and Management Company*
SA American Funds Global Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth-Income Portfolio	Capital Research and Management Company*
SA American Funds VCP Managed Allocation Portfolio§	Capital Research and Management Company*
SA BlackRock VCP Global Multi Asset Portfolio§	BlackRock Investment Management, LLC
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio§	Dimensional Fund Advisors LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio§	Federated Investment Management Company
SA Fidelity Institutional AM® International Growth Portfolio	FIAM LLC
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
SA Fixed Income Index Portfolio#§	SunAmerica Asset Management, LLC
SA Fixed Income Intermediate Index Portfolio#§	SunAmerica Asset Management, LLC
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.
SA Global Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 75/25 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA Goldman Sachs Global Bond Portfolio§	Goldman Sachs Asset Management International
SA Goldman Sachs Multi-Asset Insights Portfolio#	Goldman Sachs Asset Management, L.P.
SA Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 80/20 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA International Index Portfolio#	SunAmerica Asset Management, LLC
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA Invesco VCP Equity-Income Portfolio§	Invesco Advisers, Inc.
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan MFS Core Bond Portfolio§	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC
SA Large Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA Legg Mason Tactical Opportunities Portfolio#	QS Investors, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio #	Massachusetts Financial Services Company
SA Mid Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
SA PIMCO VCP Tactical Balanced Portfolio§	Pacific Investment Management Company LLC
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC
2

UNDERLYING FUNDS:	Managed by:
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Schroders VCP Global Allocation Portfolio§	Schroder Investment Management North America Inc.
SA Small Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA T. Rowe Price Asset Allocation Growth Portfolio#	T. Rowe Price Associates, Inc.
SA T. Rowe Price VCP Balanced Portfolio§	T. Rowe Price Associates, Inc.
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC
SA VCP Dynamic Allocation Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Dynamic Strategy Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Index Allocation Portfolio#§	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio§	Wellington Management Company LLP
SA Wellington Real Return Portfolio§	Wellington Management Company LLP
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
*	Capital Research and Management Company manages the corresponding Master Fund (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.
#	Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
§ These Underlying Funds are available investment options for the Polaris Income Plus Flex Living Benefit.
3

4

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company (“AGL”) or The United States Life Insurance Company in the City of New York (“US Life”) for contracts issued in New York only, the insurer that issues this contract. The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Feeder Funds - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Fund-of-Funds - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - The first NYSE business day of the month following your 95th birthday.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Master Funds - Funds of the American Funds Insurance Series in which the Feeder Funds invest.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Purchase Payments - The money you give us to buy and invest in the contract.
Purchase Payments Limit - $1,000,000.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Secure Value Account - A Fixed Account, available only with election of certain Living Benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust, and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

5

Highlights

The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.
Free Look: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. Please see FREE LOOK in the prospectus.
Expenses: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. Please see the FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT and EXPENSES in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½. As noted above under Expenses, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and
TAXES in the prospectus.
Optional Living Benefits: You may elect one of the optional Living Benefits available under your contract for an additional fee. These Living Benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional Living Benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.
You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. Please see OPTIONAL LIVING BENEFITS in the prospectus.
Death Benefit: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

6

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and received from certain investment advisors of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.
7

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus Flex
Polaris Income Plus Daily Flex
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%

Lifetime Income Option Change Fee[6]	0.25%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[7]	Maximum[8]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

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Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.  Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*	The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
6  If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust under which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
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Maximum and Minimum Expense Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.
Example Assumptions
The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.
The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.25% and at the maximum annual fee rate of 2.50% for remaining years), and investment in an Underlying Fund with total expenses of 2.11%*)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,184	$2,226	$3,237	$5,740
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$384	$1,626	$2,837	$5,740
Minimum Expense Examples
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.46%**)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$966	$1,120	$1,299	$1,963
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$166	$520	$899	$1,963

Additional Expense Example Information
1.	We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2.	If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily Flex fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.
3.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
*	The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 1.14% fee waiver.
**	The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.03% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.
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The Polaris Platinum III
Variable Annuity

You should fully discuss all of the benefits and risks of this variable annuity with your financial representative prior to purchase.
This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Optional Living Benefit: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing a Polaris Platinum III
Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
85	80*	80
*	If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. Please see OPTIONAL LIVING BENEFITS.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or financial representative as, they may not be able to fully benefit from certain benefits and features of the contract such as the optional Living Benefits, if applicable, and spousal continuation of the death benefit.
Please see the Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.
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Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.
Minimum Initial and Subsequent Purchase Payments
	Minimum Initial Purchase Payment(1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
Qualified(2)	$4,000	$500	$100
Non-Qualified(2)	$10,000	$500	$100
(1)	If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
(2)	These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. For further explanation, please see TAXES.
Purchase Payment Restrictions
We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. The attained age restrictions to add subsequent Purchase Payments may vary depending on your election of an optional Living Benefit or optional death benefit as follows:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
86	81	81
We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).
We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
•	Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.
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Submission of Purchase Payments
Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.
Regular Mail:
Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357
Express Delivery:
Overnight deliveries of Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
Electronic Transmission:
We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.
Purchase Payment Pricing Date
We allocate your Purchase Payment as of the date such Purchase Payment is priced.
•	An initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.
If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.
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The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.
Example:
We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Free Look
You may cancel your contract within ten days after receiving it. We call this a “free look.” Your state may require a longer free look period. Please check your contract or with your financial representative.
To cancel, mail the contract along with your written free look request to:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period we will refund the following:
•	The value of your contract on the day we receive your request in Good Order if received before Market Close.
•	The value of your contract on the next NYSE business day, if the free look request is received after Market Close.
IRA and State Free Look Restrictions
Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:
(1)	Purchase Payments; or
(2)	the value of your contract on the day we receive your request in Good Order.
With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.
Please see your contract and Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for information about the free look period in your state.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.
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Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
•	Secure Value Account (optional Living Benefit only)
If you elect an optional Living Benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. Please see Investment and Rebalancing Requirements in the OPTIONAL LIVING BENEFITS section.
Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.
Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Cash
Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your financial representative regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Fund-of-Funds
Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you
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will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.
Master-Feeder Funds
Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.
Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors (“Board”) of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.
Volatility Control Funds
Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds’ overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.
These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).
Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund’s investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.
Goldman Sachs Variable Insurance Trust — Class Service Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust (“GST”).
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
PIMCO Variable Insurance Trust — Class Advisor Shares
Pacific Investment Management Company LLC is the investment advisor to PIMCO Variable Insurance Trust (“PVIT”).
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain
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conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust (“AST”).
Seasons Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust (“SST”).
SunAmerica Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.
SAST Master-Feeder Funds
Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.
All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series (“AFIS”), which invests directly in individual securities.
If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for more discussion of the Master-Feeder structure.
SA VCP Dynamic Allocation Portfolio and
SA VCP Dynamic Strategy Portfolio
SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the “Dynamic Allocation Portfolio”) and Dynamic Strategy Portfolio
(“Dynamic Strategy Portfolio”). AllianceBernstein L.P. is the subadvisor (the “Subadvisor”) of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.
SA American Funds VCP Managed Allocation Portfolio
SA BlackRock VCP Global Multi Asset Portfolio
SA Invesco VCP Equity-Income Portfolio
SA PIMCO VCP Tactical Balanced Portfolio
SA Schroders VCP Global Allocation Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Index Allocation Portfolio
The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the Living Benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the applicable prospectuses and Statements of Additional Information of the SunAmerica Series Trust and the American Funds Insurance Series Master Fund for details.
Please see next page for available Variable Portfolios which are grouped by asset class and listed alphabetically.
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ASSET ALLOCATION
Underlying Funds	Managed by:	Trust
Franklin Allocation VIP Fund[1]	Franklin Templeton Services, LLC	FTVIPT
Franklin Income VIP Fund	Franklin Advisers, Inc.	FTVIPT
SA Allocation Balanced Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA American Funds Asset Allocation Portfolio[2]	Capital Research and Management Company	SAST
SA Global Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 75/25 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Multi-Asset Insights Portfolio	Goldman Sachs Asset Management, L.P.	SAST
SA Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 80/20 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason Tactical Opportunities Portfolio	QS Investors, LLC	SAST
SA MFS Total Return Portfolio[3]	Massachusetts Financial Services Company	SAST
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC	AST
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC	SST
SA T. Rowe Price Asset Allocation Growth Portfolio	T. Rowe Price Associates, Inc.	SAST
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP	AST
[1]	This Underlying Fund is a Fund-of-Funds.
[2]	This Underlying Fund is a Master-Feeder fund.
[3]	SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
BOND
Underlying Funds	Managed by:	Trust
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC	PVIT
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC	PVIT
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond Portfolio	Federated Investment Management Company	SAST
SA Fixed Income Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fixed Income Intermediate Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP	AST
SA Wellington Real Return Portfolio	Wellington Management Company LLP	SST
CASH
Underlying Funds	Managed by:	Trust
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P.	GST
STOCK
Underlying Funds	Managed by:	Trust
Invesco V.I. American Franchise Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC	LASF
SA AB Growth Portfolio	AllianceBernstein L.P.	SAST
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.	SAST
SA American Funds Global Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth-Income Portfolio[5]	Capital Research and Management Company	SAST
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street Portfolio[4]	SunAmerica Asset Management, LLC	SAST
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® International Growth	FIAM LLC	SAST
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Underlying Funds	Managed by:	Trust
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC	SAST
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC	SAST
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST
SA International Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.	SAST
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC	SAST
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust Portfolio[4]	Massachusetts Financial Services Company	SAST
SA Mid Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.	SAST
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC	SAST
SA Small Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC	SAST
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated	SAST
[4]	Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
[5]	This Underlying Fund is also a Master-Feeder fund.
VOLATILITY CONTROL FUNDS
Underlying Funds	Managed by:	Trust
SA American Funds VCP Managed Allocation Portfolio[5,6]	Capital Research and Management Company	SAST
SA BlackRock VCP Global Multi Asset Portfolio[6]	BlackRock Investment Management, LLC	SAST
SA Invesco VCP Equity-Income Portfolio	Invesco Advisers, Inc.	SAST
SA PIMCO VCP Tactical Balanced Portfolio	Pacific Investment Management Company LLC	SAST
SA Schroders VCP Global Allocation Portfolio	Schroder Investment Management North America	SAST
SA T. Rowe Price VCP Balanced Portfolio	T. Rowe Price Associates, Inc.	SAST
SA VCP Dynamic Allocation Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Dynamic Strategy Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Index Allocation Portfolio[6]	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.	SAST
[5]	This Underlying Fund is also a Master-Feeder fund.
[6]	A portion of this Underlying Fund is a Fund-of-Funds.
You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.
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Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.
Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.
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Secure Value Account
If you elect a Living Benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. Please see GENERAL ACCOUNT below.
Dollar Cost Averaging Fixed Accounts
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$7.50	100
2	$5.00	150
3	$10.00	75
4	$7.50	100
5	$5.00	150
6	$7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you have not elected an optional Living Benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account
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serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
Mandatory Rebalancing with Election of a Living Benefit
If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. Please see OPTIONAL LIVING BENEFITS below.
Automatic asset rebalancing will continue if it is a requirement of an optional Living Benefit that remains in effect pursuant to your Spousal Beneficiary’s election of Spousal Continuation.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.
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Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period (“12-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.
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•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous twelve months (from August 20, 2019 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through August 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.
Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not
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enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.
Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$2,500(2)
Systematic Withdrawal	$100	$2,500(2)
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(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $2,500 after a withdrawal.
Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. Please see OPTIONAL LIVING BENEFITS below.
Penalty-Free Withdrawal Amount
Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.
Your maximum annual penalty-free withdrawal amount equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.
If you elect an optional Living Benefit, please see Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date below.
Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.
Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date
If you elect a Living Benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base, Income Credit Base, if applicable, and future Lifetime Income. The Income Base is the basis for calculating your Lifetime Income and the Income Credit Base is the basis for calculating the Income Credit which is an amount that may increase your Income Base. Please see Glossary of Living Benefit Terms under OPTIONAL LIVING BENEFITS below.
For example, if you elected a Living Benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the Living Benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.
Assessment of Withdrawal Charges
We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.
The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. Please see WITHDRAWAL CHARGES and EXPENSES.
When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.
If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. If you fully surrender your contract, withdrawal charges will be assessed against the amount of Purchase Payments subject to withdrawal charges. This means that, if you surrender your contract while withdrawal charges still apply, any prior penalty-free withdrawal amounts taken in the current contract year are not subtracted from the total Purchase Payments still subject to withdrawal charges. Please see EXPENSES.
Calculating Withdrawal Charges
For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required
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minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.
Example:
For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:
A–(B x C)=D, where:
A=	Your contract value at the time of your request for withdrawal ($90,000)
B=	The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C=	The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
D=	Your full contract value ($84,000) available for total withdrawal
Required Minimum Distributions
If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. Please see TAXES for details regarding required minimum distributions.
Annuity Income Payments
Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. Please see ANNUITY INCOME OPTIONS.
Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Optional Living Benefit Withdrawals
Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.
Total Withdrawals
We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.
Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.
Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may
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apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.
If you elect a Living Benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate Living Benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a Living Benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. If you must take Required Minimum Distributions (RMDs) from this contract and want to ensure that these withdrawals will not permanently reduce future guaranteed withdrawal amounts on or after the Activation Date, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount under the Living Benefit or the RMD amount as calculated by our Annuity Service Center.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.
Nursing Home Waiver
If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.
•	You cannot use this waiver during the first 90 days after your contract is issued.
•	The confinement period for which you seek the waiver must begin after you purchase your contract.
•	We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.
In order to use this waiver, you must submit the following documents to the Annuity Service Center:
1)	a doctor’s note recommending admittance to a nursing home;
2)	an admittance form which shows the type of facility you entered; and
3)	the bill from the nursing home which shows that you met the 60 day confinement requirement.
Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the availability of the Nursing Home Waiver.

Optional Living Benefits

General Information Applicable to All Living Benefits
These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. The guaranteed rising income component available on Polaris Income Plus Flex offers an additional benefit to those who elect an Activation Date soon after the contract is issued. Unlike Polaris Income Plus Flex, Polaris Income Plus Daily Flex does not offer guaranteed rising income. Polaris Income Plus Daily Flex allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Please see DEATH BENEFITS below. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefits.
Please note that not all Living Benefits, investment options and/or Income Options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
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Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Activation Date
The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. Please see SPOUSAL CONTINUATION below.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.
Benefit Quarter
Each consecutive 3 month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the Contract Issue Date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Covered Person Changes
The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.
Higher Anniversary Value
For Polaris Income Plus Flex, the current Anniversary Value that is greater than the current Income Base.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Income Credit
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability Prior to the Activation Date	Income Credit Availability On or After Activation Date
Polaris Income Plus Flex	The applicable Income Credit Percentage is provided in the Rate Sheet Supplement	Available during the first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	Available during the first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage
Polaris Income Plus Daily Flex	Not available
Income Credit Base
Applicable to Polaris Income Plus Flex only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Percentage
Applicable to Polaris Income Plus Flex only, a percentage of the Income Credit Base used to determine the Income Credit amount during the Income Credit Period.
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Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet prospectus supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.
Income Credit Period
Applicable to Polaris Income Plus Flex only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.
Income Option
The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.
Income Option Change
A one-time opportunity to change the Income Option of your initial Living Benefit election on the Activation Date.
Investment Requirements
In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined below under “Are there investment requirements if I elect a Living Benefit?”
Life Change Event
A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.
Lifetime Income
Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.
Minimum Income Base for Polaris Income Plus Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary if you have not activated Lifetime Income. Any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to calculate the Minimum Income Base. If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments as follows:
Minimum Income Base Period	Minimum Income Base Percentage (as a Percentage of the Purchase Payments*)
Activation Date on or after the 12th Benefit Year Anniversary	200% of Purchase Payments* received in the 1st Benefit Year, plus 100% of Purchase Payments* received after the 1st Benefit Year
*	Purchase Payments reduced proportionately for withdrawals taken prior to the Activation Date.
Minimum Income Base for Polaris Income Plus Daily Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary during the Minimum Income Base period, as long as the Activation Date is after each Benefit Year Anniversary indicated as follows:
Minimum Income Base Period (Lifetime Income is not activated prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the Purchase Payments)
1st Benefit Year Anniversary	105%
2nd Benefit Year Anniversary	110%
3rd Benefit Year Anniversary	115%
4th Benefit Year Anniversary	120%
5th Benefit Year Anniversary	125%
6th Benefit Year Anniversary	130%
7th Benefit Year Anniversary	135%
8th Benefit Year Anniversary	140%
9th Benefit Year Anniversary	145%
10th Benefit Year Anniversary	150%
11th Benefit Year Anniversary	155%
12th Benefit Year Anniversary	160%
13th Benefit Year Anniversary	165%
14th Benefit Year Anniversary	170%
15th Benefit Year Anniversary	175%
Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. The Minimum Income Base is only available in the first 15 Benefit Years, or upon the Activation Date, if earlier.
Protected Income Payment
The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when
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the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
Overview of Living Benefits
The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. Please see ANNUITY INCOME OPTIONS below.
You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. The Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the Maximum Annual Withdrawal Amount allowable under the Living Benefit.
Please see POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. You should consider each Living Benefit thoroughly and understand it completely before deciding to elect a Living Benefit.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex
How does Polaris Income Plus Flex work?
Polaris Income Plus Flex® locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.
Polaris Income Plus Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Plus Flex, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Options (the “Income Option Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.
The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the Income Credit Percentage by the Income Credit Base. The Income Credit Percentage may be reduced if withdrawals are taken, as described below.
Prior to Activation Date, if withdrawals are taken, the Income Credit Percentage is not reduced, but any applicable Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.
On or after the Activation Date, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage, thereby providing a guarantee that
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income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.
If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. Please see “How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?”below.
How does Polaris Income Plus Daily Flex work?
Polaris Income Plus Daily Flex® offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Option (the “Income Option Change”) on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base.
Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)’ Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.
On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year’s Step-up Values and subsequent Purchase Payments, if any. Please see “How do increases to the Income Base work under Polaris Income Plus Daily Flex?” below.
Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a Living Benefit.
What are the differences between Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
Living Benefit Parameter	Polaris Income Plus Flex	Polaris Income Plus Daily Flex
Initial Annual Fee	1.25% One Covered Person 1.25% Two Covered Persons
Minimum Income Base	Minimum Income Base Percentage: 200% of Purchase Payments received in 1st Benefit Year
100% of Purchase Payments received after 1st Benefit Year
	Minimum Income Base Period: 12 years if Lifetime Income is NOT activated	Range of Minimum Income Base Percentage: 105% - 175% Minimum Income Base Period: Years 1-15; upon the Activation Date, no further adjustments are made to the Minimum Income Base
Income Credit – Prior to the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	N/A
Income Credit – On or After the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year on or after the Activation date in which cumulative withdrawals are less than the applicable Income Credit Percentage	N/A
Frequency of Step-up Values	Annual	Daily
Investment Requirements	10% in Secure Value Account 90% in Variable Portfolios (total of 19 investment options)	Allocation Structure:
10% in Secure Value Account
90% in Variable Portfolios
Asset Allocation Portfolios (38 investment options)
or
Build Your Own Allocation
(79 investment options that cross 12 asset classes)
The Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages, and Income
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Credit Percentage are set forth in the Rate Sheet Supplement that must accompany this prospectus.
Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Flex, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
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Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account	Asset Allocation Portfolios
Up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin U.S. Equity Smart Beta
SA Large Cap Index
SA MFS Massachusetts Investors Trust
SA Oppenheimer Main Street Large Cap
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Dogs of Wall Street
SA JPMorgan Equity-Income
SA Large Cap Value Index
SA Legg Mason BW Large Cap Value
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
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PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
SA WellsCap Aggressive Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA Putnam International Growth and Income
SA Templeton Foreign Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*	You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**	You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***	You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
How do my investment requirements impact my feature and contract?
Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer,
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we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus Flex?
The Lifetime Income offered by Polaris Income Plus Flex is calculated by considering the factors described below.
First,we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second,we determine if the Anniversary Value is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Third,we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Fourth,if you do not activate Lifetime Income before the 12th Benefit Anniversary, the guaranteed Minimum Income Base amount will be available in the Income Base calculation on the 12th Benefit Anniversary. Any withdrawals taken prior to activating Lifetime Income on or after the 12th Benefit Year Anniversary will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year and a percentage of Purchase Payments received after the first Benefit Year. These percentages are provided above in the Glossary of Living Benefit Defined Terms. If you activate Lifetime Income before the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.
Fifth,we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Sixth, we determine the Income Credit.
The Income Credit amount is equal to the applicable Income Credit Percentage multiplied by the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.
On or after the Activation Date, the Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the applicable Income Credit Percentage.
Seventh, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage, Protected Income Payment Percentage, and Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.
Eighth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract
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value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?” below.
Please see APPENDIX D for detailed numerical examples of how your Living Benefit is calculated.
What are the factors used to calculate Polaris Income Plus Daily Flex?
The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.
First, we determine the Step-up Values which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the Glossary of Living Benefit Defined Terms. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.
Fourth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet prospectus supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” below.
Please see APPENDIX D for detailed numerical examples of how your Living Benefit is calculated.
How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year
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Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Higher Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
How do increases to the Income Base work under Polaris Income Plus Daily Flex?
Prior to the Activation Date, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.
Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.
On or after the Activation Date, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.
What are the effects of withdrawals on Polaris Income Plus Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the
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beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
What are the effects of withdrawals on Polaris Income Plus Daily Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the
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beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Minimum Income Base: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Anniversary.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
How can I change my Income Option Election?
You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, an annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.
What is the fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. Please see APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:
Polaris Income Plus Flex Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
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The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.
For Polaris Income Plus Flex, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit because the Income Credit may increase the Income Base. When taking Lifetime Income, the Income Credit will be reduced by the Maximum Annual Withdrawal Amount and may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.
For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
Prior to the Activation Date,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.
On or after the Activation Date,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, for Polaris Income Plus Flex, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
Please refer to the Rate Sheet Supplement for the Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages, and Income Credit Percentage applicable to your Living Benefit.

Additional important information
applicable to all optional living benefits

When and how may I elect a Living Benefit?
You may elect a Living Benefit at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s)
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apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	45	80
Joint Owners(3)	45	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
What are the allowable changes to Covered Person(s) prior to the Activation Date?
You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.
•	Marriage – If there is one Covered Person, you may add your spouse as the second Covered Person;
•	Divorce – If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;
•	Death – Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.
What are the allowable changes to Covered Person(s) on the Activation Date?
Number of Owners and Covered Persons	Allowed Changes to Covered Person(s) on the Activation Date
Single Owned Contract & One Covered Person	Add Spouse as the second Covered Person
Single Owned Contract & Two Covered Persons(1)	Remove or Change the second Covered Person who is not the Single Owner
Jointly Owned Contract & One Covered Person	Add Joint Owner as the second Covered Person
Jointly Owned Contract & Two Covered Persons(1)	Remove or Change either Covered Person
(1)	You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.
Your Lifetime Income will change as a result of removing or adding a Covered Person(s).
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
Prior to the Activation Date, Required Minimum Distributions (“RMD”) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.
On or after the Activation Date, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?”and“What are the effects of withdrawals on Polaris Income Plus Daily Flex?”above.
Any withdrawal taken before you activate Lifetime Income (including RMDs) will result in a reduction of the amount of future withdrawals of the Maximum Annual Withdrawal Amount (MAWA).
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking
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RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
If you have elected Polaris Income Plus Flex and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the applicable Income Credit Percentage, an Income Credit equal to the difference between the RMD and the Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base. Please refer to the Rate Sheet Supplement for the Income Credit Percentage applicable to your Living Benefit..
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?
Prior to the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
On or after the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, without the Living Benefit.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?
Prior to the Activation Date, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.
On or after the Activation Date, upon the first of the two Covered Person’s death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.
The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the
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Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. Please see “How does Polaris Income Plus Flex work?” and “How does Polaris Income Plus Daily Flex work?” above.
For Polaris Income Plus Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was not activated during the first 12 Benefit Years following the Benefit Effective Date.
For Polaris Income Plus Daily Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. Please see DEATH BENEFITS below.
What happens to my Living Benefit upon the Latest Annuity Date?
On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:
1.	Annuitize by selecting from choices a. or b. below:
a.	elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract’s annuity provisions as described under ANNUITY INCOME OPTIONS; or
b.	elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime
Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or
2.	Fully surrender your Contract
Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.
An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and
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the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Flex or Polaris Income Plus Daily Flex?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of any Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or
(v)	On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or
(vi)	Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vii)	A change that removes all of the original Covered Persons from the contract; or
(viii)	A Change of the Owner or Assignment; or
(ix)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

Death Benefits

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
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•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.
Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Certain death benefits are either no longer offered or have changed since first being offered.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. This program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner of the contract.
Note: If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
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If the beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.
•	No Purchase Payments are permitted.
•	Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
Expenses
We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.
Investment Options
•	The Beneficiary may transfer funds among the available Variable Portfolios;
•	Variable Portfolios may differ from those available to the original Owner; and
•	Variable Portfolios may be of a different share class subject to higher 12b-1 fees.
Inherited Account Program
The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their inherited IRA to fund a new contract issued by the Company.
•	The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.
•	The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.
•	Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.
•	Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•	Inherited Account and Required Minimum Distribution Election Form; and
•	New contract application
Restrictions on Inherited Account Program
•	No Purchase Payments are permitted after the contract has been issued.
•	Optional Living Benefits cannot be elected under the Inherited Account Program.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
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Expenses
The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.
Investment Options
All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Death Benefit Defined Terms
The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.
The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. Please see ALLOCATION OF PURCHASE PAYMENTS for more information on Purchase Payment restrictions.
Death Benefit Options
Contract Value Death Benefit
The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.
The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.
Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Return of Purchase Payment Death Benefit
For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.
The following describes the Return of Purchase Payment death benefit without election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments.
The following describes the Return of Purchase Payment death benefit with election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or
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b.	any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
Maximum Anniversary Value Death Benefit
For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.
The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
The following describes the Maximum Anniversary Value death benefit without election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
The following describes the Maximum Anniversary Value death benefit with election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to
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continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see Appendix B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Please see OPTIONAL LIVING BENEFITS above for information on the effect of Spousal Continuation on these benefits.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Withdrawal Charges
•	Underlying Fund Expenses
•	Contract Maintenance Fee
•	Transfer Fee
•	Optional Living Benefit Fee
•	Optional Death Benefit Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Separate Account Charges	1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)
The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Withdrawal Charges
The contract provides a penalty-free withdrawal amount every contract year. Please see ACCESS TO YOUR MONEY above. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.
We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:
Withdrawal Charge Schedule
Years Since Purchase Payment Receipt	1	2	3	4	5	6	7	8+
Withdrawal Charge	8%	7%	6%	5%	4%	3%	2%	0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. Please see ACCESS TO YOUR MONEY above.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.
Withdrawals made prior to age 59½ may result in tax penalties. Please see TAXES below.
Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.
12b-1 Fees
Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class Advisor shares of PIMCO Variable Insurance Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Contract Maintenance Fee
During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.
If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for the state-specific Contract Maintenance Fee.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional Living Benefit Fees
The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The Living Benefit fee is charged and received by the Company in consideration of the Living Benefit guarantees provided to you.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.
We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee
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applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
Polaris Income Plus Flex Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee.
Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.
Return of Purchase Payment Death Benefit Fee
If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Maximum Anniversary Value Death Benefit Fee
If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company’s and its affiliates’ variable contracts, and the
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agents’ and registered representatives’ immediate family members; (3) trustees of mutual funds offered in the Company’s and its affiliates’ variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.
Certain broker-dealers may limit crediting this additional amount to employees only.

Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
Commissions. Registered representatives of affiliated and unaffiliated broker-dealers (“selling firms”) licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED above.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements
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into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
Rule 12b-1 or Service Fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund’s investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds’ net asset value and the amount of assets invested.
Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your financial representative and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.
How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in
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accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the living and death benefits if I annuitize?
If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. Please see OPTIONAL LIVING BENEFITS and DEATH BENEFITS above.
Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income
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payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Please see OPTIONAL LIVING BENEFITS above for annuity income options available under the Living Benefits.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
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Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available with your annuity.
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Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as
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annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).
Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
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Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949), or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.
Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.
Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or Living Benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should
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consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Tax Treatment of Optional Living Benefits
Generally, we will treat amounts credited to the contract value under the optional Living Benefit guarantees, for income tax purposes, as earnings in the contract. Thus, payments of Living Benefits are treated as taxable withdrawals to the extent there are taxable gains in the contract value. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional Living Benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional Living Benefit.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in
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circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.
Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority
62

(“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Contracts are issued by AGL in all states, except New York, where they are issued by US Life.
The United States Life Insurance Company in the City of New York
The United States Life Insurance Company in the City of New York (“US Life”) is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.
Ownership Structure of the Company
AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s and US Life’s operations.
American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.
Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
The Separate Account
Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate
63

Account was transferred to and became a separate account of US Life under New York law.
These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a Living
Benefit allocate their Purchase Payments in accordance with specified investment parameters.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company and the Separate Account
The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.
Instructions to Obtain Financial Statements
The financial statements of the Company and Separate Account are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
64

Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.
65

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the Volatility Index (“VIX”)
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
66

Appendix A – Condensed Financial Information

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York)

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.523	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$10.813	(a)$13.204
	(b)$8.443	(b)$9.089	(b)$8.772	(b)$9.922	(b)$12.044	(b)$12.148	(b)$11.173	(b)$12.403	(b)$10.773	(b)$12.651
Ending AUV	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$10.813	(a)$13.204	(a)$15.645
	(b)$9.089	(b)$8.772	(b)$9.922	(b)$12.044	(b)$12.148	(b)$11.173	(b)$12.403	(b)$10.773	(b)$12.651	(b)$14.930
Ending Number of AUs	(a)305,497	(a)583,043	(a)555,601	(a)617,081	(a)755,589	(a)616,339	(a)551,897	(a)15	(a)14,524	(a)28,370
	(b)15	(b)13,720	(b)13,350	(b)17,141	(b)14,720	(b)14,317	(b)13,132	(b)14	(b)265,926	(b)210,581

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.454	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725
	(b)$9.378	(b)$10.363	(b)$10.405	(b)$11.494	(b)$12.845	(b)$13.179	(b)$12.012	(b)$13.433	(b)$14.449	(b)$14.134
Ending AUV	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725	(a)$16.894
	(b)$10.363	(b)$10.405	(b)$11.494	(b)$12.845	(b)$13.179	(b)$12.012	(b)$13.433	(b)$14.449	(b)$14.134	(b)$16.151
Ending Number of AUs	(a)587,958	(a)1,614,375	(a)2,098,825	(a)2,132,029	(a)2,363,425	(a)2,356,364	(a)2,253,529	(a)0	(a)13,532	(a)89,611
	(b)5,099	(b)35,105	(b)29,071	(b)32,331	(b)26,318	(b)27,764	(b)25,803	(b)21,232	(b)1,183,355	(b)1,164,025

Goldman Sachs VIT Government Money Market Fund – GST Service Class Share (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.875	(b)$9.733	(b)$9.789
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894	(a)$9.965
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.875	(b)$9.733	(b)$9.789	(b)$9.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,170,077	(a)274,196	(a)499,593	(a)725,904
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)160,945	(b)0	(b)380,495	(b)734,016

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.054	(a)$11.863	(a)$10.961	(a)$12.269	(a)$16.931	(a)$18.078	(a)$18.692	(a)$18.823	(a)$24.145	(a)$22.939
	(b)$9.982	(b)$11.658	(b)$10.623	(b)$11.813	(b)$16.035	(b)$17.010	(b)$17.474	(b)$17.483	(b)$21.781	(b)$21.837
Ending AUV	(a)$11.863	(a)$10.961	(a)$12.269	(a)$16.931	(a)$18.078	(a)$18.692	(a)$18.823	(a)$24.145	(a)$22.939	(a)$30.937
	(b)$11.658	(b)$10.623	(b)$11.813	(b)$16.035	(b)$17.010	(b)$17.474	(b)$17.483	(b)$21.781	(b)$21.837	(b)$29.333
Ending Number of AUs	(a)54,048	(a)132,872	(a)123,702	(a)109,309	(a)114,164	(a)95,315	(a)106,404	(a)0	(a)778	(a)61,704
	(b)9	(b)4,937	(b)623	(b)0	(b)0	(b)0	(b)2,118	(b)2,118	(b)87,823	(b)142,563

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.362	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174
	(b)$8.311	(b)$9.430	(b)$9.053	(b)$10.558	(b)$14.047	(b)$15.029	(b)$13.826	(b)$15.863	(b)$18.292	(b)$16.353
Ending AUV	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174	(a)$21.212
	(b)$9.430	(b)$9.053	(b)$10.558	(b)$14.047	(b)$15.029	(b)$13.826	(b)$15.863	(b)$18.292	(b)$16.353	(b)$20.118
Ending Number of AUs	(a)1,361,769	(a)3,289,778	(a)3,527,130	(a)3,272,884	(a)3,241,381	(a)3,343,626	(a)3,215,414	(a)0	(a)14,851	(a)88,747
	(b)44,446	(b)82,099	(b)92,931	(b)85,731	(b)78,531	(b)72,075	(b)63,316	(b)55,575	(b)1,026,902	(b)912,875

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.977	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175
	(b)$8.920	(b)$9.814	(b)$9.406	(b)$10.548	(b)$13.839	(b)$14.924	(b)$14.151	(b)$16.575	(b)$18.538	(b)$16.349
Ending AUV	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175	(a)$21.198
	(b)$9.814	(b)$9.406	(b)$10.548	(b)$13.839	(b)$14.924	(b)$14.151	(b)$16.575	(b)$18.538	(b)$16.349	(b)$20.098
Ending Number of AUs	(a)1,543,848	(a)3,878,109	(a)4,391,782	(a)3,990,342	(a)3,854,008	(a)3,840,233	(a)3,636,060	(a)0	(a)11,057	(a)63,415
	(b)69,419	(b)110,493	(b)110,609	(b)102,557	(b)96,992	(b)93,976	(b)82,413	(b)65,944	(b)1,308,958	(b)1,136,350

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.910	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503
	(b)$7.867	(b)$9.058	(b)$8.343	(b)$9.171	(b)$12.223	(b)$12.905	(b)$12.293	(b)$14.120	(b)$15.701	(b)$14.719
Ending AUV	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503	(a)$18.772
	(b)$9.058	(b)$8.343	(b)$9.171	(b)$12.223	(b)$12.905	(b)$12.293	(b)$14.120	(b)$15.701	(b)$14.719	(b)$17.752
Ending Number of AUs	(a)677,384	(a)1,866,796	(a)2,173,904	(a)1,888,694	(a)1,734,729	(a)1,615,549	(a)1,403,219	(a)0	(a)1,568	(a)55,431
	(b)18,975	(b)50,607	(b)53,403	(b)46,751	(b)41,253	(b)42,200	(b)37,910	(b)35,001	(b)521,620	(b)468,569

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-1

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Emerging Markets Bond Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.253
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.243
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,761
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)738

PIMCO Total Return Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.002
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.966
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)77,181
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)27,008

SA AB Growth – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.759	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411
	(b)$9.664	(b)$10.374	(b)$9.892	(b)$11.283	(b)$15.172	(b)$16.944	(b)$18.442	(b)$18.549	(b)$23.954	(b)$25.139
Ending AUV	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411	(a)$35.128
	(b)$10.374	(b)$9.892	(b)$11.283	(b)$15.172	(b)$16.944	(b)$18.442	(b)$18.549	(b)$23.954	(b)$25.139	(b)$33.303
Ending Number of AUs	(a)31,223	(a)110,822	(a)216,259	(a)193,980	(a)223,689	(a)351,582	(a)368,391	(a)3,274	(a)18,161	(a)113,043
	(b)14	(b)940	(b)2,696	(b)2,766	(b)6,919	(b)9,013	(b)6,998	(b)2,690	(b)522,377	(b)495,683

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.864	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507
	(b)$9.800	(b)$12.063	(b)$10.858	(b)$12.597	(b)$16.982	(b)$18.129	(b)$16.700	(b)$20.415	(b)$22.584	(b)$19.528
Ending AUV	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507	(a)$24.269
	(b)$12.063	(b)$10.858	(b)$12.597	(b)$16.982	(b)$18.129	(b)$16.700	(b)$20.415	(b)$22.584	(b)$19.528	(b)$23.019
Ending Number of AUs	(a)1,412,358	(a)3,884,706	(a)4,290,770	(a)3,783,732	(a)3,499,705	(a)3,520,275	(a)2,976,295	(a)2,802	(a)18,969	(a)68,100
	(b)44,449	(b)96,712	(b)103,332	(b)86,267	(b)77,530	(b)77,139	(b)66,961	(b)57,709	(b)1,097,382	(b)972,206

SA Allocation Balanced Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.759	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300
	(b)$10.548	(b)$11.180	(b)$11.014	(b)$11.958	(b)$13.074	(b)$13.504	(b)$13.067	(b)$13.486	(b)$14.618	(b)$14.555
Ending AUV	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300	(a)$17.549
	(b)$11.180	(b)$11.014	(b)$11.958	(b)$13.074	(b)$13.504	(b)$13.067	(b)$13.486	(b)$14.618	(b)$14.555	(b)$16.627
Ending Number of AUs	(a)735,665	(a)2,126,800	(a)2,873,463	(a)2,837,507	(a)2,846,362	(a)2,717,493	(a)2,722,154	(a)83,258	(a)222,603	(a)532,983
	(b)8,184	(b)20,339	(b)42,531	(b)44,150	(b)38,031	(b)34,301	(b)29,394	(b)29,183	(b)759,011	(b)759,212

SA Allocation Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.215	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405
	(b)$10.016	(b)$10.874	(b)$9.960	(b)$11.220	(b)$13.610	(b)$14.045	(b)$13.516	(b)$14.018	(b)$16.198	(b)$15.578
Ending AUV	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405	(a)$20.030
	(b)$10.874	(b)$9.960	(b)$11.220	(b)$13.610	(b)$14.045	(b)$13.516	(b)$14.018	(b)$16.198	(b)$15.578	(b)$18.944
Ending Number of AUs	(a)46,920	(a)226,663	(a)225,686	(a)301,330	(a)349,567	(a)387,275	(a)428,575	(a)323,529	(a)1,055,651	(a)1,826,542
	(b)6,992	(b)45,099	(b)39,944	(b)39,937	(b)43,889	(b)22,807	(b)19,953	(b)20,578	(b)900,635	(b)1,127,093

SA Allocation Moderate Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.303	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620
	(b)$10.100	(b)$10.863	(b)$10.275	(b)$11.375	(b)$13.086	(b)$13.494	(b)$13.003	(b)$13.474	(b)$15.216	(b)$14.836
Ending AUV	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620	(a)$18.624
	(b)$10.863	(b)$10.275	(b)$11.375	(b)$13.086	(b)$13.494	(b)$13.003	(b)$13.474	(b)$15.216	(b)$14.836	(b)$17.618
Ending Number of AUs	(a)874,350	(a)2,789,887	(a)3,053,471	(a)3,290,803	(a)3,191,803	(a)3,200,426	(a)3,156,859	(a)217,989	(a)467,306	(a)685,983
	(b)82,764	(b)108,968	(b)90,817	(b)76,316	(b)64,669	(b)64,394	(b)29,480	(b)29,177	(b)1,450,325	(b)1,414,303

SA Allocation Moderate Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.617	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647
	(b)$10.410	(b)$11.133	(b)$10.710	(b)$11.739	(b)$13.174	(b)$13.598	(b)$13.118	(b)$13.582	(b)$15.090	(b)$14.863
Ending AUV	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647	(a)$18.368
	(b)$11.133	(b)$10.710	(b)$11.739	(b)$13.174	(b)$13.598	(b)$13.118	(b)$13.582	(b)$15.090	(b)$14.863	(b)$17.378
Ending Number of AUs	(a)790,445	(a)2,921,500	(a)3,693,297	(a)3,716,208	(a)3,864,912	(a)4,027,290	(a)3,932,398	(a)80,224	(a)254,860	(a)403,893
	(b)15,089	(b)36,886	(b)56,257	(b)54,571	(b)63,426	(b)61,587	(b)52,428	(b)39,410	(b)994,244	(b)953,760

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-2

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.248	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375
	(b)$9.139	(b)$10.026	(b)$9.929	(b)$11.273	(b)$13.639	(b)$14.055	(b)$13.933	(b)$14.908	(b)$16.944	(b)$16.548
Ending AUV	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375	(a)$20.768
	(b)$10.026	(b)$9.929	(b)$11.273	(b)$13.639	(b)$14.055	(b)$13.933	(b)$14.908	(b)$16.944	(b)$16.548	(b)$19.700
Ending Number of AUs	(a)661,124	(a)1,396,870	(a)1,539,848	(a)1,712,107	(a)2,080,670	(a)2,169,289	(a)3,716,504	(a)2,875,079	(a)6,990,627	(a)10,023,613
	(b)17,259	(b)46,165	(b)41,821	(b)39,774	(b)43,590	(b)42,233	(b)39,509	(b)36,931	(b)2,887,755	(b)3,620,610

SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.333	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484
	(b)$10.269	(b)$11.219	(b)$9.996	(b)$11.983	(b)$15.141	(b)$15.140	(b)$15.837	(b)$15.585	(b)$20.038	(b)$18.552
Ending AUV	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484	(a)$25.990
	(b)$11.219	(b)$9.996	(b)$11.983	(b)$15.141	(b)$15.140	(b)$15.837	(b)$15.585	(b)$20.038	(b)$18.552	(b)$24.648
Ending Number of AUs	(a)2,106,282	(a)5,656,679	(a)5,825,024	(a)5,411,595	(a)5,344,542	(a)4,916,395	(a)4,962,950	(a)1,242	(a)34,417	(a)140,382
	(b)75,062	(b)141,456	(b)137,526	(b)123,774	(b)115,537	(b)100,942	(b)95,711	(b)81,342	(b)1,752,272	(b)1,495,924

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.806	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138
	(b)$8.754	(b)$10.158	(b)$9.506	(b)$10.959	(b)$13.945	(b)$14.796	(b)$15.459	(b)$16.553	(b)$20.770	(b)$21.081
Ending AUV	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138	(a)$28.537
	(b)$10.158	(b)$9.506	(b)$10.959	(b)$13.945	(b)$14.796	(b)$15.459	(b)$16.553	(b)$20.770	(b)$21.081	(b)$27.065
Ending Number of AUs	(a)1,025,186	(a)2,542,152	(a)2,857,660	(a)2,782,317	(a)2,814,911	(a)2,716,896	(a)2,621,593	(a)12,127	(a)46,570	(a)450,671
	(b)100,608	(b)119,281	(b)118,767	(b)117,577	(b)111,623	(b)97,410	(b)91,445	(b)54,899	(b)1,728,534	(b)1,746,744

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.697	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930
	(b)$8.645	(b)$9.417	(b)$9.037	(b)$10.383	(b)$13.554	(b)$14.659	(b)$14.543	(b)$15.862	(b)$18.983	(b)$18.976
Ending AUV	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930	(a)$24.775
	(b)$9.417	(b)$9.037	(b)$10.383	(b)$13.554	(b)$14.659	(b)$14.543	(b)$15.862	(b)$18.983	(b)$18.976	(b)$23.495
Ending Number of AUs	(a)525,164	(a)1,586,603	(a)1,910,263	(a)1,923,687	(a)2,076,204	(a)2,201,833	(a)2,175,897	(a)8,693	(a)48,230	(a)261,090
	(b)76,473	(b)106,740	(b)110,346	(b)110,818	(b)96,165	(b)84,485	(b)79,908	(b)37,241	(b)1,301,806	(b)1,262,119

SA American Funds VCP Managed Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/15/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.000	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.037	(b)$11.806	(b)$11.891	(b)$11.503	(b)$12.071	(b)$13.551	(b)$12.994
Ending AUV	(a)N/A	(a)N/A	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288	(a)$15.564
	(b)N/A	(b)N/A	(b)$10.037	(b)$11.806	(b)$11.891	(b)$11.503	(b)$12.071	(b)$13.551	(b)$12.994	(b)$15.159
Ending Number of AUs	(a)N/A	(a)N/A	(a)210,471	(a)3,372,087	(a)8,753,196	(a)27,386,799	(a)48,296,906	(a)1,851,361	(a)5,464,372	(a)7,909,279
	(b)N/A	(b)N/A	(b)10	(b)574	(b)599	(b)616	(b)22,860	(b)37,672	(b)9,624,203	(b)9,497,968

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.335	(b)$11.360	(b)$10.623
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749	(a)$12.293
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.335	(b)$11.360	(b)$10.623	(b)$12.100
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)24,320,807	(a)1,754,405	(a)3,205,019	(a)4,016,493
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)8,280	(b)42,148	(b)5,034,088	(b)4,953,726

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.129	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031
	(b)$9.016	(b)$10.607	(b)$9.818	(b)$10.350	(b)$12.746	(b)$15.566	(b)$16.763	(b)$19.159	(b)$25.339	(b)$23.851
Ending AUV	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031	(a)$38.379
	(b)$10.607	(b)$9.818	(b)$10.350	(b)$12.746	(b)$15.566	(b)$16.763	(b)$19.159	(b)$25.339	(b)$23.851	(b)$36.424
Ending Number of AUs	(a)38,025	(a)89,024	(a)133,647	(a)158,135	(a)186,156	(a)232,415	(a)207,831	(a)7,152	(a)12,150	(a)79,952
	(b)10,626	(b)23,249	(b)53,118	(b)80,879	(b)85,571	(b)96,262	(b)11,769	(b)10,248	(b)206,992	(b)195,121

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.152	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102
	(b)$10.044	(b)$9.795	(b)$9.556	(b)$9.325	(b)$9.099	(b)$8.876	(b)$8.664	(b)$8.468	(b)$8.343	(b)$8.662
Ending AUV	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102	(a)$9.177
	(b)$9.795	(b)$9.556	(b)$9.325	(b)$9.099	(b)$8.876	(b)$8.664	(b)$8.468	(b)$8.343	(b)$8.662	(b)$8.699
Ending Number of AUs	(a)474,885	(a)935,815	(a)1,359,794	(a)1,852,907	(a)3,100,180	(a)4,318,851	(a)4,332,607	(a)75,392	(a)302,158	(a)574,576
	(b)13,392	(b)50,029	(b)38,215	(b)30,271	(b)2,762	(b)13,693	(b)260	(b)776	(b)911,257	(b)970,820

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-3

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.108	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063
	(b)$9.020	(b)$10.301	(b)$11.355	(b)$12.643	(b)$16.898	(b)$18.308	(b)$18.280	(b)$21.090	(b)$24.515	(b)$24.882
Ending AUV	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063	(a)$32.078
	(b)$10.301	(b)$11.355	(b)$12.643	(b)$16.898	(b)$18.308	(b)$18.280	(b)$21.090	(b)$24.515	(b)$24.882	(b)$30.503
Ending Number of AUs	(a)138,384	(a)326,655	(a)447,149	(a)656,090	(a)911,674	(a)782,747	(a)966,222	(a)3,351	(a)14,484	(a)139,539
	(b)6,910	(b)11,160	(b)11,950	(b)16,005	(b)17,146	(b)19,297	(b)19,684	(b)5,335	(b)492,613	(b)469,552

SA Emerging Markets Equity Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526	(a)$9.978
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503	(b)$9.911
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,449	(a)40,361
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)26,431	(b)64,711

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.410	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377
	(b)$12.322	(b)$13.376	(b)$13.924	(b)$15.175	(b)$15.054	(b)$15.581	(b)$15.056	(b)$16.018	(b)$16.710	(b)$16.544
Ending AUV	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377	(a)$19.685
	(b)$13.376	(b)$13.924	(b)$15.175	(b)$15.054	(b)$15.581	(b)$15.056	(b)$16.018	(b)$16.710	(b)$16.544	(b)$18.666
Ending Number of AUs	(a)1,272,683	(a)3,308,381	(a)4,265,515	(a)5,233,488	(a)5,679,166	(a)6,184,756	(a)7,821,133	(a)150,587	(a)249,866	(a)960,802
	(b)26,846	(b)61,324	(b)68,923	(b)68,285	(b)63,506	(b)59,440	(b)64,551	(b)65,754	(b)1,781,993	(b)1,897,160

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.087
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.057
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)8,576
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)5,268

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$6.600	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397
	(b)$6.557	(b)$7.690	(b)$8.136	(b)$9.330	(b)$8.937	(b)$11.346	(b)$11.302	(b)$12.010	(b)$12.383	(b)$11.794
Ending AUV	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397	(a)$15.437
	(b)$7.690	(b)$8.136	(b)$9.330	(b)$8.937	(b)$11.346	(b)$11.302	(b)$12.010	(b)$12.383	(b)$11.794	(b)$14.628
Ending Number of AUs	(a)1,094,253	(a)2,567,462	(a)2,922,638	(a)3,398,487	(a)2,749,234	(a)2,481,903	(a)2,347,510	(a)6,587	(a)12,668	(a)59,240
	(b)35,629	(b)77,331	(b)81,702	(b)83,703	(b)68,993	(b)63,209	(b)56,278	(b)58,439	(b)762,113	(b)651,750

SA Fixed Income Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817	(a)$10.559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769	(b)$10.465
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)18,017	(a)84,728	(a)297,153
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)137,983	(b)256,280

SA Fixed Income Intermediate Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839	(a)$10.308
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790	(b)$10.216
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)5,134	(a)200,483	(a)442,991
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)52,634	(b)102,515

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.532	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281
	(b)$8.476	(b)$10.514	(b)$9.953	(b)$11.476	(b)$15.199	(b)$14.871	(b)$13.463	(b)$17.238	(b)$18.520	(b)$16.444
Ending AUV	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281	(a)$21.556
	(b)$10.514	(b)$9.953	(b)$11.476	(b)$15.199	(b)$14.871	(b)$13.463	(b)$17.238	(b)$18.520	(b)$16.444	(b)$20.429
Ending Number of AUs	(a)839,190	(a)2,192,103	(a)2,398,013	(a)2,115,967	(a)2,149,639	(a)2,207,061	(a)1,793,945	(a)672	(a)1,773	(a)22,311
	(b)36,913	(b)79,384	(b)75,981	(b)65,347	(b)62,884	(b)62,390	(b)49,998	(b)46,729	(b)710,766	(b)612,251

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-4

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 3 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.826
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Global Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347	(a)$10.891
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322	(b)$10.818
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)323,357	(a)945,924
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)156,059	(b)335,558

SA Global Index Allocation 75/25 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160	(a)$10.900
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135	(b)$10.828
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)500,824	(a)893,252
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)78,679	(b)247,719

SA Global Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958	(a)$10.892
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934	(b)$10.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,812,729	(a)2,968,363
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)592,913	(b)967,524

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.131	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445
	(b)$12.042	(b)$12.520	(b)$12.952	(b)$13.162	(b)$12.420	(b)$12.109	(b)$11.505	(b)$11.403	(b)$11.915	(b)$11.850
Ending AUV	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445	(a)$13.115
	(b)$12.520	(b)$12.952	(b)$13.162	(b)$12.420	(b)$12.109	(b)$11.505	(b)$11.403	(b)$11.915	(b)$11.850	(b)$12.438
Ending Number of AUs	(a)526,421	(a)1,421,192	(a)2,000,928	(a)2,663,215	(a)3,149,904	(a)3,345,147	(a)4,823,234	(a)129,965	(a)328,966	(a)566,953
	(b)16,433	(b)29,953	(b)36,742	(b)35,118	(b)28,605	(b)27,102	(b)30,032	(b)26,150	(b)1,262,004	(b)1,318,921

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312	(a)$10.938
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266	(b)$10.840
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)21,802	(a)208,578	(a)328,391
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)130,510	(b)213,183

SA Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349	(a)$12.233
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270	(b)$12.091
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)448,221	(a)1,352,432	(a)2,264,734
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)582,602	(b)827,291

SA Index Allocation 80/20 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422	(a)$12.740
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343	(b)$12.592
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,250,361	(a)3,014,631	(a)4,391,507
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)1,359,524	(b)1,659,932

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-5

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473	(a)$12.997
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394	(b)$12.847
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,997,754	(a)8,727,329	(a)11,024,747
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)2,322	(b)2,912,929	(b)4,133,651

SA International Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770	(a)$10.478
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727	(b)$10.384
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)5,390	(a)64,255
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)37,558	(b)77,004

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.524	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$13.468	(a)$21.251
	(b)$9.464	(b)$11.511	(b)$10.993	(b)$12.643	(b)$17.044	(b)$17.294	(b)$16.806	(b)$17.086	(b)$12.975	(b)$20.235
Ending AUV	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$13.468	(a)$21.251	(a)$27.036
	(b)$11.511	(b)$10.993	(b)$12.643	(b)$17.044	(b)$17.294	(b)$16.806	(b)$17.086	(b)$12.975	(b)$20.235	(b)$25.641
Ending Number of AUs	(a)757,933	(a)1,988,550	(a)2,160,650	(a)1,852,306	(a)1,759,394	(a)1,655,036	(a)1,578,866	(a)1,355,486	(a)4,214	(a)18,226
	(b)30,368	(b)55,361	(b)58,423	(b)50,561	(b)46,950	(b)46,294	(b)41,120	(b)56,649	(b)430,990	(b)361,427

SA Invesco VCP Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$12.205	(b)$12.975	(b)$11.691
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959	(a)$13.827
	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$12.205	(b)$12.975	(b)$11.691	(b)$13.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)2,026,947	(a)7,639,621	(a)29,241,121	(a)43,185,278	(a)1,355,486	(a)3,180,938	(a)4,217,733
	(b)N/A	(b)N/A	(b)N/A	(b)391,312	(b)1,257,088	(b)3,921,183	(b)6,323,788	(b)56,649	(b)8,837,153	(b)9,151,784

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.322	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866
	(b)$9.266	(b)$10.642	(b)$10.261	(b)$11.167	(b)$14.715	(b)$16.012	(b)$15.706	(b)$15.142	(b)$19.281	(b)$19.883
Ending AUV	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866	(a)$28.043
	(b)$10.642	(b)$10.261	(b)$11.167	(b)$14.715	(b)$16.012	(b)$15.706	(b)$15.142	(b)$19.281	(b)$19.883	(b)$26.615
Ending Number of AUs	(a)435,168	(a)990,175	(a)1,161,349	(a)1,130,334	(a)1,150,094	(a)1,130,864	(a)1,163,610	(a)1,706	(a)2,212	(a)76,459
	(b)20,537	(b)24,196	(b)24,429	(b)22,399	(b)20,342	(b)18,759	(b)18,413	(b)16,643	(b)340,962	(b)305,640

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.797	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000
	(b)$9.709	(b)$10.618	(b)$10.624	(b)$11.756	(b)$13.742	(b)$14.982	(b)$14.660	(b)$15.369	(b)$17.225	(b)$16.228
Ending AUV	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000	(a)$19.951
	(b)$10.618	(b)$10.624	(b)$11.756	(b)$13.742	(b)$14.982	(b)$14.660	(b)$15.369	(b)$17.225	(b)$16.228	(b)$18.970
Ending Number of AUs	(a)123,657	(a)368,699	(a)455,685	(a)590,120	(a)764,308	(a)706,415	(a)898,388	(a)276,423	(a)632,758	(a)817,735
	(b)7,564	(b)7,832	(b)24,835	(b)17,428	(b)20,325	(b)17,514	(b)16,782	(b)5,544	(b)633,820	(b)661,620

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.204	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200
	(b)$12.134	(b)$14.067	(b)$10.171	(b)$11.815	(b)$11.167	(b)$10.281	(b)$8.621	(b)$9.337	(b)$12.997	(b)$10.666
Ending AUV	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200	(a)$13.375
	(b)$14.067	(b)$10.171	(b)$11.815	(b)$11.167	(b)$10.281	(b)$8.621	(b)$9.337	(b)$12.997	(b)$10.666	(b)$12.686
Ending Number of AUs	(a)303,938	(a)930,884	(a)1,025,123	(a)1,301,734	(a)1,439,482	(a)1,652,245	(a)1,633,525	(a)3,578	(a)13,295	(a)64,614
	(b)35,159	(b)52,060	(b)50,321	(b)50,226	(b)33,902	(b)35,812	(b)35,551	(b)29,729	(b)616,518	(b)578,542

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.224	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482
	(b)$8.107	(b)$8.799	(b)$9.325	(b)$10.376	(b)$13.374	(b)$14.929	(b)$14.286	(b)$16.150	(b)$18.689	(b)$18.400
Ending AUV	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482	(a)$24.428
	(b)$8.799	(b)$9.325	(b)$10.376	(b)$13.374	(b)$14.929	(b)$14.286	(b)$16.150	(b)$18.689	(b)$18.400	(b)$22.980
Ending Number of AUs	(a)21,556	(a)935,333	(a)1,565,901	(a)1,598,208	(a)1,696,957	(a)1,795,169	(a)2,012,041	(a)3,543	(a)1,797	(a)102,542
	(b)6,034	(b)81,739	(b)83,888	(b)81,851	(b)76,808	(b)77,838	(b)79,107	(b)76,283	(b)543,628	(b)461,977

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-6

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.645	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067
	(b)$8.585	(b)$9.603	(b)$8.418	(b)$9.626	(b)$11.884	(b)$12.113	(b)$11.704	(b)$12.098	(b)$14.717	(b)$13.310
Ending AUV	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067	(a)$16.629
	(b)$9.603	(b)$8.418	(b)$9.626	(b)$11.884	(b)$12.113	(b)$11.704	(b)$12.098	(b)$14.717	(b)$13.310	(b)$15.671
Ending Number of AUs	(a)76,642	(a)298,316	(a)389,259	(a)369,665	(a)371,152	(a)370,140	(a)329,532	(a)11,124	(a)13,269	(a)62,080
	(b)8,189	(b)7,262	(b)13,295	(b)13,294	(b)13,735	(b)14,273	(b)4,739	(b)1,224	(b)128,874	(b)116,521

SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.237	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390
	(b)$12.160	(b)$12.650	(b)$13.162	(b)$13.812	(b)$13.028	(b)$13.357	(b)$13.051	(b)$13.198	(b)$13.422	(b)$13.608
Ending AUV	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390	(a)$15.511
	(b)$12.650	(b)$13.162	(b)$13.812	(b)$13.028	(b)$13.357	(b)$13.051	(b)$13.198	(b)$13.422	(b)$13.608	(b)$14.609
Ending Number of AUs	(a)3,036,928	(a)7,345,732	(a)10,040,797	(a)12,131,112	(a)12,229,008	(a)12,010,944	(a)13,544,751	(a)137,531	(a)303,621	(a)739,167
	(b)86,532	(b)151,306	(b)166,406	(b)168,358	(b)150,008	(b)137,266	(b)134,672	(b)125,369	(b)3,777,447	(b)3,949,351

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.819	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158
	(b)$9.734	(b)$11.947	(b)$10.994	(b)$12.481	(b)$17.390	(b)$18.928	(b)$19.069	(b)$18.692	(b)$23.709	(b)$23.004
Ending AUV	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158	(a)$33.255
	(b)$11.947	(b)$10.994	(b)$12.481	(b)$17.390	(b)$18.928	(b)$19.069	(b)$18.692	(b)$23.709	(b)$23.004	(b)$31.540
Ending Number of AUs	(a)276,314	(a)794,854	(a)914,784	(a)818,878	(a)794,138	(a)789,654	(a)790,154	(a)3,293	(a)13,987	(a)99,401
	(b)7,990	(b)26,110	(b)30,856	(b)28,370	(b)24,494	(b)25,876	(b)23,661	(b)19,117	(b)312,764	(b)312,103

SA Large Cap Growth Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592	(a)$12.364
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566	(b)$12.282
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)80,099
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)8,045	(b)50,530

SA Large Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854	(a)$12.723
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805	(b)$12.610
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)1,955	(a)136,749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)607,675	(b)731,487

SA Large Cap Value Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300	(a)$12.066
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275	(b)$11.985
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)55,893
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)24,777	(b)51,632

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.015	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761
	(b)$8.967	(b)$9.840	(b)$9.219	(b)$10.164	(b)$13.293	(b)$13.880	(b)$13.757	(b)$15.422	(b)$18.192	(b)$16.909
Ending AUV	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761	(a)$22.015
	(b)$9.840	(b)$9.219	(b)$10.164	(b)$13.293	(b)$13.880	(b)$13.757	(b)$15.422	(b)$18.192	(b)$16.909	(b)$20.876
Ending Number of AUs	(a)1,287,109	(a)3,262,288	(a)3,767,639	(a)3,483,999	(a)3,569,624	(a)3,341,852	(a)3,146,791	(a)2,564	(a)17,354	(a)51,404
	(b)68,361	(b)158,020	(b)146,789	(b)134,336	(b)128,177	(b)116,489	(b)110,075	(b)97,299	(b)1,205,951	(b)1,093,019

SA Legg Mason Tactical Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.561
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.514
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.561	(a)$11.180
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.514	(b)$11.080
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)59,979	(a)729,461	(a)1,153,056
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)404,254	(b)755,844

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-7

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.632	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490
	(b)$9.567	(b)$10.530	(b)$9.725	(b)$10.615	(b)$13.912	(b)$15.232	(b)$15.554	(b)$16.182	(b)$20.111	(b)$19.412
Ending AUV	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490	(a)$26.710
	(b)$10.530	(b)$9.725	(b)$10.615	(b)$13.912	(b)$15.232	(b)$15.554	(b)$16.182	(b)$20.111	(b)$19.412	(b)$25.204
Ending Number of AUs	(a)482,161	(a)1,097,615	(a)1,201,482	(a)1,068,895	(a)1,116,792	(a)1,182,587	(a)1,283,238	(a)658	(a)3,622	(a)23,179
	(b)12,510	(b)28,190	(b)29,251	(b)28,095	(b)27,168	(b)33,826	(b)32,308	(b)27,411	(b)470,918	(b)428,155

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.724	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865
	(b)$9.662	(b)$10.509	(b)$10.084	(b)$11.754	(b)$15.158	(b)$16.441	(b)$16.118	(b)$17.130	(b)$20.683	(b)$19.920
Ending AUV	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865	(a)$27.124
	(b)$10.509	(b)$10.084	(b)$11.754	(b)$15.158	(b)$16.441	(b)$16.118	(b)$17.130	(b)$20.683	(b)$19.920	(b)$25.791
Ending Number of AUs	(a)1,199,632	(a)3,146,945	(a)3,519,261	(a)3,314,558	(a)3,233,358	(a)3,139,186	(a)3,202,438	(a)1,047	(a)1,443	(a)22,992
	(b)43,335	(b)85,071	(b)91,320	(b)84,775	(b)80,193	(b)75,532	(b)68,980	(b)52,046	(b)860,054	(b)714,293

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.757	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094
	(b)$9.689	(b)$10.431	(b)$10.401	(b)$11.326	(b)$13.186	(b)$13.989	(b)$13.622	(b)$14.535	(b)$15.958	(b)$15.325
Ending AUV	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094	(a)$19.101
	(b)$10.431	(b)$10.401	(b)$11.326	(b)$13.186	(b)$13.989	(b)$13.622	(b)$14.535	(b)$15.958	(b)$15.325	(b)$18.115
Ending Number of AUs	(a)270,635	(a)579,499	(a)846,980	(a)947,314	(a)929,630	(a)973,363	(a)1,140,462	(a)116,181	(a)279,421	(a)636,314
	(b)14,767	(b)14,256	(b)14,914	(b)17,944	(b)17,389	(b)17,154	(b)18,088	(b)18,035	(b)573,126	(b)660,396

SA Mid Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.454	(a)$9.108
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.435	(b)$9.063
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.454	(a)$9.108	(a)$11.273
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.435	(b)$9.063	(b)$11.172
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)66	(a)15,069	(a)200,855
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)222	(b)41,624	(b)88,750

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.406	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654
	(b)$9.343	(b)$9.916	(b)$8.283	(b)$9.509	(b)$11.221	(b)$10.049	(b)$9.857	(b)$9.454	(b)$11.566	(b)$10.138
Ending AUV	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654	(a)$12.659
	(b)$9.916	(b)$8.283	(b)$9.509	(b)$11.221	(b)$10.049	(b)$9.857	(b)$9.454	(b)$11.566	(b)$10.138	(b)$11.998
Ending Number of AUs	(a)102,127	(a)307,919	(a)352,763	(a)442,563	(a)516,141	(a)607,756	(a)926,596	(a)1,724	(a)2,195	(a)26,840
	(b)14,919	(b)24,228	(b)15,921	(b)16,759	(b)16,891	(b)27,368	(b)29,326	(b)28,525	(b)300,184	(b)308,909

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.476	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548
	(b)$8.377	(b)$9.532	(b)$9.311	(b)$10.643	(b)$13.664	(b)$14.762	(b)$14.874	(b)$16.248	(b)$18.578	(b)$17.598
Ending AUV	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548	(a)$24.125
	(b)$9.532	(b)$9.311	(b)$10.643	(b)$13.664	(b)$14.762	(b)$14.874	(b)$16.248	(b)$18.578	(b)$17.598	(b)$22.799
Ending Number of AUs	(a)38,688	(a)61,323	(a)120,892	(a)238,392	(a)459,499	(a)453,200	(a)645,937	(a)479	(a)97	(a)69,866
	(b)15	(b)1,992	(b)3,470	(b)5,351	(b)5,450	(b)2,963	(b)4,500	(b)4,309	(b)178,783	(b)164,796

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.300	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697
	(b)$10.167	(b)$11.283	(b)$11.139	(b)$12.189	(b)$14.035	(b)$14.754	(b)$14.184	(b)$15.371	(b)$17.106	(b)$16.810
Ending AUV	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697	(a)$21.031
	(b)$11.283	(b)$11.139	(b)$12.189	(b)14.035	(b)$14.754	(b)$14.184	(b)$15.371	(b)$17.106	(b)$16.810	(b)$19.897
Ending Number of AUs	(a)52,850	(a)120,753	(a)169,669	(a)201,136	(a)226,271	(a)197,245	(a)291,255	(a)78,632	(a)117,351	(a)177,115
	(b)3,695	(b)5,905	(b)12	(b)0	(b)0	(b)0	(b)528	(b)528	(b)96,201	(b)78,133

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$11.263	(b)$12.648	(b)$11.777
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047	(a)$14.144
	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$11.263	(b)$12.648	(b)$11.777	(b)$13.771
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)1,951,123	(a)7,479,917	(a)23,955,465	(a)45,985,519	(a)1,138,792	(a)2,334,883	(a)2,914,823
	(b)N/A	(b)N/A	(b)N/A	(b)374,826	(b)1,218,615	(b)3,060,178	(b)5,537,798	(b)20,862	(b)6,536,712	(b)6,207,267

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-8

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.718	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773
	(b)$9.641	(b)$10.808	(b)$11.025	(b)$12.617	(b)$13.320	(b)$13.140	(b)$12.302	(b)$14.232	(b)$15.278	(b)$14.981
Ending AUV	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773	(a)$17.848
	(b)$10.808	(b)$11.025	(b)$12.617	(b)$13.320	(b)$13.140	(b)$12.302	(b)$14.232	(b)$15.278	(b)$14.981	(b)$16.884
Ending Number of AUs	(a)281,348	(a)838,118	(a)1,184,126	(a)1,632,566	(a)1,351,233	(a)1,343,411	(a)1,650,410	(a)890	(a)6,297	(a)29,837
	(b)11,494	(b)49,924	(b)64,566	(b)68,088	(b)51,820	(b)49,173	(b)57,684	(b)56,938	(b)483,350	(b)493,485

SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993	(a)$13.019
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894	(b)$12.851
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)20,786	(a)392,889	(a)964,213	(a)1,280,099
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)20,786	(b)2,192	(b)434,150	(b)514,068

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.837	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845
	(b)$7.762	(b)$8.119	(b)$6.847	(b)$8.124	(b)$9.699	(b)$8.591	(b)$8.270	(b)$8.212	(b)$10.002	(b)$8.416
Ending AUV	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845	(a)$10.495
	(b)$8.119	(b)$6.847	(b)$8.124	(b)$9.699	(b)$8.591	(b)$8.270	(b)$8.212	(b)$10.002	(b)$8.416	(b)$9.946
Ending Number of AUs	(a)49,345	(a)143,474	(a)168,637	(a)178,181	(a)219,434	(a)232,260	(a)256,660	(a)398	(a)947	(a)10,870
	(b)6,540	(b)19,292	(b)18,316	(b)22,845	(b)21,553	(b)23,351	(b)19,344	(b)15,559	(b)152,109	(b)138,153

SA Schroders VCP Global Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.778	(b)$11.955	(b)$10.792
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920	(a)$12.837
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.778	(b)$11.955	(b)$10.792	(b)$12.636
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)18,670,177	(a)1,025,617	(a)1,930,826	(a)2,306,773
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)360	(b)25,624	(b)3,703,546	(b)3,759,397

SA Small Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847	(a)$10.888
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803	(b)$10.791
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)2,482	(a)131,953
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)229	(b)31,123	(b)103,968

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590	(a)$11.780
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543	(b)$11.675
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)121,562	(a)2,244,476	(a)4,228,329
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)967,342	(b)1,676,812

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.524	(b)$12.273	(b)$11.313
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446	(a)$13.836
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.524	(b)$12.273	(b)$11.313	(b)$13.620
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)29,433,669	(a)3,194,846	(a)7,226,527	(a)9,394,805
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)45,183	(b)52,406	(b)6,936,490	(b)7,205,610

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.408	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396
	(b)$9.348	(b)$9.435	(b)$8.156	(b)$9.542	(b)$11.518	(b)$10.508	(b)$9.802	(b)$9.725	(b)$11.584	(b)$9.894
Ending AUV	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396	(a)$11.500
	(b)$9.435	(b)$8.156	(b)$9.542	(b)$11.518	(b)$10.508	(b)$9.802	(b)$9.725	(b)$11.584	(b)$9.894	(b)$10.901
Ending Number of AUs	(a)2,327,498	(a)6,692,945	(a)7,198,139	(a)6,884,711	(a)7,355,009	(a)7,371,084	(a)7,466,955	(a)5,341	(a)20,288	(a)25,669
	(b)81,005	(b)153,610	(b)148,257	(b)131,137	(b)131,543	(b)127,717	(b)123,836	(b)114,345	(b)2,333,453	(b)2,126,707

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-9

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/23/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.416	(b)$11.942	(b)$12.217	(b)$11.363	(b)$11.647	(b)$13.701	(b)$12.971
Ending AUV	(a)N/A	(a)N/A	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337	(a)$15.873
	(b)N/A	(b)N/A	(b)$10.416	(b)$11.942	(b)$12.217	(b)$11.363	(b)$11.647	(b)$13.701	(b)$12.971	(b)$15.377
Ending Number of AUs	(a)N/A	(a)N/A	(a)60,745,450	(a)150,632,803	(a)233,894,260	(a)304,891,251	(a)304,103,829	(a)2,131,369	(a)4,482,695	(a)5,455,330
	(b)N/A	(b)N/A	(b)10	(b)30,376	(b)27,225	(b)26,074	(b)54,203	(b)90,796	(b)41,084,847	(b)36,871,970

SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.366	(b)$11.929	(b)$12.202	(b)$11.318	(b)$11.672	(b)$13.549	(b)$12.713
Ending AUV	(a)N/A	(a)N/A	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046	(a)$15.400
	(b)N/A	(b)N/A	(b)$10.366	(b)$11.929	(b)$12.202	(b)$11.318	(b)$11.672	(b)$13.549	(b)$12.713	(b)$14.947
Ending Number of AUs	(a)N/A	(a)N/A	(a)7,520,197	(a)67,261,976	(a)144,266,337	(a)207,746,225	(a)208,564,575	(a)1,438,362	(a)3,119,662	(a)3,970,828
	(b)N/A	(b)N/A	(b)10	(b)27,017	(b)25,843	(b)24,759	(b)25,354	(b)58,848	(b)25,364,043	(b)23,327,890

SA VCP Index Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512	(a)$11.566
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465	(b)$11.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)103,080	(a)2,773,189	(a)5,564,881
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)7,693	(b)1,667,489	(b)2,406,067

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.786	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087
	(b)$10.714	(b)$12.863	(b)$11.696	(b)$14.176	(b)$18.836	(b)$21.236	(b)$22.587	(b)$22.535	(b)$29.273	(b)$29.569
Ending AUV	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087	(a)$40.209
	(b)$12.863	(b)$11.696	(b)$14.176	(b)$18.836	(b)$21.236	(b)$22.587	(b)$22.535	(b)$29.273	(b)$29.569	(b)$38.093
Ending Number of AUs	(a)675,909	(a)2,107,734	(a)2,326,552	(a)2,176,009	(a)2,165,172	(a)2,181,302	(a)2,221,361	(a)2,343	(a)21,742	(a)370,915
	(b)28,500	(b)57,042	(b)58,085	(b)55,839	(b)51,635	(b)48,019	(b)45,431	(b)26,133	(b)949,778	(b)987,435

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$11.134	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541
	(b)$11.057	(b)$11.356	(b)$11.896	(b)$12.078	(b)$11.569	(b)$11.903	(b)$11.706	(b)$11.620	(b)$11.710	(b)$11.942
Ending AUV	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541	(a)$13.273
	(b)$11.356	(b)$11.896	(b)$12.078	(b)$11.569	(b)$11.903	(b)$11.706	(b)$11.620	(b)$11.710	(b)$11.942	(b)$12.589
Ending Number of AUs	(a)1,160,352	(a)2,843,327	(a)3,994,521	(a)4,815,432	(a)5,226,026	(a)6,360,922	(a)8,165,155	(a)48,440	(a)129,043	(a)353,650
	(b)31,403	(b)62,574	(b)72,535	(b)73,994	(b)69,125	(b)63,850	(b)59,591	(b)58,348	(b)1,790,900	(b)1,879,701

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$11.305	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682
	(b)$11.077	(b)$11.128	(b)$11.569	(b)$11.775	(b)$10.943	(b)$10.907	(b)$10.551	(b)$10.731	(b)$10.727	(b)$11.103
Ending AUV	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682	(a)$12.187
	(b)$11.128	(b)$11.569	(b)$11.775	(b)$10.943	(b)$10.907	(b)$10.551	(b)$10.731	(b)$10.727	(b)$11.103	(b)$11.537
Ending Number of AUs	(a)1,372,938	(a)3,797,293	(a)5,055,051	(a)6,324,907	(a)6,739,581	(a)6,951,102	(a)7,733,213	(a)116,577	(a)244,779	(a)575,026
	(b)20,124	(b)62,356	(b)74,664	(b)83,036	(b)86,896	(b)81,731	(b)73,721	(b)73,418	(b)2,218,551	(b)2,305,144

SA Wellington Strategic Multi-Asset Portfolio – AST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370	(a)$12.186
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276	(b)$12.028
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)31,400	(a)270,390	(a)581,615	(a)950,899
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)31,400	(b)0	(b)330,075	(b)568,629

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.064	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108
	(b)$7.017	(b)$8.316	(b)$7.974	(b)$9.052	(b)$12.658	(b)$12.451	(b)$12.036	(b)$12.643	(b)$16.029	(b)$15.208
Ending AUV	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108	(a)$22.124
	(b)$8.316	(b)$7.974	(b)$9.052	(b)$12.658	(b)$12.451	(b)$12.036	(b)$12.643	(b)$16.029	(b)$15.208	(b)$20.803
Ending Number of AUs	(a)67,576	(a)211,903	(a)286,201	(a)263,943	(a)294,999	(a)378,586	(a)345,908	(a)792	(a)11,615	(a)112,642
	(b)7,075	(b)7,075	(b)3,395	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)122,135	(b)143,170

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.
A-10

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only)

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.523	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$14.784	(a)$13.204
	(b)$8.498	(b)$9.224	(b)$8.942	(b)$10.155	(b)$12.376	(b)$12.533	(b)$11.574	(b)$12.898	(b)$13.621	(b)$12.651
Ending AUV	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$14.784	(a)$13.204	(a)$15.645
	(b)$9.224	(b)$8.942	(b)$10.155	(b)$12.376	(b)$12.533	(b)$11.574	(b)$12.898	(b)$13.621	(b)$12.651	(b)$14.930
Ending Number of AUs	(a)206	(a)5,006	(a)11,239	(a)16,213	(a)24,348	(a)29,195	(a)26,214	(a)0	(a)3,105	(a)3,015
	(b)3,149	(b)6,584	(b)6,290	(b)5,697	(b)12,812	(b)18,908	(b)21,736	(b)0	(b)33,063	(b)53,271

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.454	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725
	(b)$9.431	(b)$10.462	(b)$10.547	(b)$11.698	(b)$13.125	(b)$13.520	(b)$12.373	(b)$13.892	(b)$14.449	(b)$14.134
Ending AUV	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725	(a)$16.894
	(b)$10.462	(b)$10.547	(b)$11.698	(b)$13.125	(b)$13.520	(b)$12.373	(b)$13.892	(b)$14.449	(b)$14.134	(b)$16.151
Ending Number of AUs	(a)5,474	(a)52,629	(a)111,503	(a)166,029	(a)264,636	(a)281,435	(a)273,332	(a)0	(a)2,142	(a)9,147
	(b)11,085	(b)38,412	(b)41,347	(b)51,191	(b)68,173	(b)97,441	(b)115,234	(b)0	(b)115,830	(b)106,404

Goldman Sachs VIT Government Money Market Fund – GST Service Class Share (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.901	(b)$9.733	(b)$9.789
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894	(a)$9.965
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.901	(b)$9.733	(b)$9.789	(b)$9.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)49,630	(a)1,661	(a)6,059	(a)8,852
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)6,421	(b)0	(b)136,232	(b)137,884

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.054	(a)$11.863	(a)$10.961	(a)$12.269	(a)$13.637	(a)$18.078	(a)$18.692	(a)$18.451	(a)$24.145	(a)$22.939
	(b)$10.027	(b)$11.803	(b)$10.879	(b)$12.147	(b)$16.721	(b)$17.809	(b)$18.368	(b)$18.451	(b)$21.781	(b)$21.837
Ending AUV	(a)$11.863	(a)$10.961	(a)$12.269	(a)$13.637	(a)$18.078	(a)$18.692	(a)$18.451	(a)$24.145	(a)$22.939	(a)$30.937
	(b)$11.803	(b)$10.879	(b)$12.147	(b)$16.721	(b)$17.809	(b)$18.368	(b)$18.451	(b)$21.781	(b)$21.837	(b)$29.333
Ending Number of AUs	(a)14	(a)0	(a)0	(a)0	(a)0	(a)2,528	(a)1,690	(a)0	(a)388	(a)2,572
	(b)0	(b)2,239	(b)2,190	(b)1,903	(b)1,962	(b)1,728	(b)1,690	(b)0	(b)2,694	(b)6,236

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.362	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174
	(b)$8.342	(b)$9.502	(b)$9.158	(b)$10.724	(b)$14.325	(b)$15.388	(b)$14.213	(b)$16.372	(b)$18.292	(b)$16.353
Ending AUV	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174	(a)$21.212
	(b)$9.502	(b)$9.158	(b)$10.724	(b)$14.325	(b)$15.388	(b)$14.213	(b)$16.372	(b)$18.292	(b)$16.353	(b)$20.118
Ending Number of AUs	(a)45,158	(a)160,552	(a)186,970	(a)173,621	(a)173,551	(a)182,981	(a)193,826	(a)0	(a)2,288	(a)2,969
	(b)26,972	(b)83,405	(b)99,029	(b)87,782	(b)99,864	(b)109,828	(b)109,749	(b)0	(b)104,230	(b)95,985

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.977	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175
	(b)$8.957	(b)$9.893	(b)$9.521	(b)$10.719	(b)$14.120	(b)$15.288	(b)$14.554	(b)$17.115	(b)$18.538	(b)$16.349
Ending AUV	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175	(a)$21.198
	(b)$9.893	(b)$9.521	(b)$10.719	(b)$14.120	(b)$15.288	(b)$14.554	(b)$17.115	(b)$18.538	(b)$16.349	(b)$20.098
Ending Number of AUs	(a)55,306	(a)202,016	(a)244,560	(a)225,904	(a)219,653	(a)222,819	(a)232,899	(a)0	(a)577	(a)1,468
	(b)31,257	(b)102,677	(b)127,484	(b)129,823	(b)128,717	(b)141,446	(b)140,702	(b)0	(b)143,439	(b)124,661

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.910	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503
	(b)$7.899	(b)$9.131	(b)$8.444	(b)$9.318	(b)$12.470	(b)$13.218	(b)$12.642	(b)$14.578	(b)$15.701	(b)$14.719
Ending AUV	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503	(a)$18.772
	(b)$9.131	(b)$8.444	(b)$9.318	(b)$12.470	(b)$13.218	(b)$12.642	(b)$14.578	(b)$15.701	(b)$14.719	(b)$17.752
Ending Number of AUs	(a)27,846	(a)91,851	(a)113,289	(a)97,558	(a)91,670	(a)91,612	(a)84,400	(a)0	(a)0	(a)0
	(b)11,987	(b)44,469	(b)62,992	(b)55,322	(b)54,487	(b)48,231	(b)50,572	(b)0	(b)47,053	(b)41,971

PIMCO Emerging Markets Bond Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.253
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.243
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-11

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Total Return Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.002
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.966
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)8,825
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,210

SA AB Growth – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.759	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411
	(b)$9.711	(b)$10.513	(b)$10.088	(b)$11.552	(b)$15.595	(b)$17.487	(b)$19.109	(b)$19.297	(b)$23.954	(b)$25.139
Ending AUV	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411	(a)$35.128
	(b)$10.513	(b)$10.088	(b)$11.552	(b)$15.595	(b)$17.487	(b)$19.109	(b)$19.297	(b)$23.954	(b)$25.139	(b)$33.303
Ending Number of AUs	(a)1,443	(a)3,570	(a)12,501	(a)13,680	(a)13,098	(a)17,194	(a)28,422	(a)183	(a)559	(a)5,068
	(b)0	(b)3,349	(b)4,492	(b)5,555	(b)7,239	(b)7,703	(b)8,604	(b)0	(b)30,398	(b)25,985

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.864	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507
	(b)$9.844	(b)$12.167	(b)$10.995	(b)$12.807	(b)$17.334	(b)$18.580	(b)$17.183	(b)$21.090	(b)$22.584	(b)$19.528
Ending AUV	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507	(a)$24.269
	(b)$12.167	(b)$10.995	(b)$12.807	(b)$17.334	(b)$18.580	(b)$17.183	(b)$21.090	(b)$22.584	(b)$19.528	(b)$23.019
Ending Number of AUs	(a)45,875	(a)177,083	(a)210,448	(a)184,326	(a)178,074	(a)181,686	(a)172,040	(a)866	(a)3,112	(a)3,560
	(b)25,746	(b)93,507	(b)113,827	(b)110,557	(b)111,794	(b)120,468	(b)111,541	(b)0	(b)115,164	(b)107,233

SA Allocation Balanced Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.759	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300
	(b)$10.757	(b)$11.446	(b)$11.321	(b)$12.341	(b)$13.546	(b)$14.047	(b)$13.648	(b)$14.141	(b)$14.618	(b)$14.555
Ending AUV	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300	(a)$17.549
	(b)$11.446	(b)$11.321	(b)$12.341	(b)$13.546	(b)$14.047	(b)$13.648	(b)$14.141	(b)$14.618	(b)$14.555	(b)$16.627
Ending Number of AUs	(a)84,794	(a)168,563	(a)187,172	(a)212,707	(a)312,322	(a)310,489	(a)298,603	(a)388	(a)26,847	(a)33,304
	(b)25,299	(b)60,547	(b)103,832	(b)130,959	(b)146,551	(b)89,536	(b)86,330	(b)0	(b)60,691	(b)73,368

SA Allocation Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.215	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405
	(b)$10.214	(b)$11.130	(b)$10.236	(b)$11.577	(b)$14.099	(b)$14.608	(b)$14.114	(b)$14.696	(b)$16.198	(b)$15.578
Ending AUV	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405	(a)$20.030
	(b)$11.130	(b)$10.236	(b)$11.577	(b)$14.099	(b)$14.608	(b)$14.114	(b)$14.696	(b)$16.198	(b)$15.578	(b)$18.944
Ending Number of AUs	(a)447	(a)19,914	(a)19,248	(a)18,645	(a)24,284	(a)23,578	(a)34,575	(a)9,216	(a)37,992	(a)95,017
	(b)0	(b)474	(b)462	(b)27,111	(b)39,332	(b)48,049	(b)49,334	(b)0	(b)99,966	(b)156,188

SA Allocation Moderate Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.303	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620
	(b)$10.301	(b)$11.122	(b)$10.562	(b)$11.739	(b)$13.559	(b)$14.038	(b)$13.581	(b)$14.129	(b)$15.216	(b)$14.836
Ending AUV	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620	(a)$18.624
	(b)$11.122	(b)$10.562	(b)$11.739	(b)$13.559	(b)$14.038	(b)$13.581	(b)$14.129	(b)$15.216	(b)$14.836	(b)$17.618
Ending Number of AUs	(a)19,595	(a)147,135	(a)141,387	(a)142,855	(a)152,427	(a)166,201	(a)168,385	(a)2,144	(a)40,427	(a)47,819
	(b)6,668	(b)25,168	(b)43,915	(b)66,031	(b)70,000	(b)70,608	(b)79,976	(b)0	(b)111,657	(b)129,731

SA Allocation Moderate Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.617	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647
	(b)$10.615	(b)$11.396	(b)$11.007	(b)$12.113	(b)$13.647	(b)$14.144	(b)$13.699	(b)$14.240	(b)$15.090	(b)$14.863
Ending AUV	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647	(a)$18.368
	(b)$11.396	(b)$11.007	(b)$12.113	(b)$13.647	(b)$14.144	(b)$13.699	(b)$14.240	(b)$15.090	(b)$14.863	(b)$17.378
Ending Number of AUs	(a)69,284	(a)275,629	(a)273,159	(a)299,445	(a)294,336	(a)288,436	(a)275,910	(a)0	(a)19,860	(a)52,016
	(b)14,422	(b)125,666	(b)132,049	(b)142,799	(b)154,264	(b)144,460	(b)135,607	(b)0	(b)112,302	(b)91,657

SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.248	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375
	(b)$9.220	(b)$10.167	(b)$10.109	(b)$11.524	(b)$13.998	(b)$14.483	(b)$14.415	(b)$15.485	(b)$16.944	(b)$16.548
Ending AUV	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375	(a)$20.768
	(b)$10.167	(b)$10.109	(b)$11.524	(b)$13.998	(b)$14.483	(b)$14.415	(b)$15.485	(b)$16.944	(b)$16.548	(b)$19.700
Ending Number of AUs	(a)6,647	(a)12,771	(a)27,011	(a)74,226	(a)132,311	(a)134,090	(a)217,667	(a)47,302	(a)185,134	(a)408,346
	(b)1,816	(b)12,147	(b)12,266	(b)14,544	(b)38,086	(b)38,737	(b)69,753	(b)0	(b)342,284	(b)406,992

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-12

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.333	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484
	(b)$10.310	(b)$11.309	(b)$10.117	(b)$12.176	(b)$15.445	(b)$15.507	(b)$16.285	(b)$16.090	(b)$20.038	(b)$18.552
Ending AUV	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484	(a)$25.990
	(b)$11.309	(b)$10.117	(b)$12.176	(b)$15.445	(b)$15.507	(b)$16.285	(b)$16.090	(b)$20.038	(b)$18.552	(b)$24.648
Ending Number of AUs	(a)75,937	(a)268,689	(a)296,107	(a)275,903	(a)277,608	(a)255,984	(a)288,890	(a)0	(a)0	(a)5,812
	(b)37,282	(b)133,047	(b)150,432	(b)138,739	(b)141,161	(b)136,052	(b)141,093	(b)0	(b)121,736	(b)107,777

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.806	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138
	(b)$8.787	(b)$10.237	(b)$9.619	(b)$11.133	(b)$14.223	(b)$15.151	(b)$15.893	(b)$17.086	(b)$20.770	(b)$21.081
Ending AUV	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138	(a)$28.537
	(b)$10.237	(b)$9.619	(b)$11.133	(b)$14.223	(b)$15.151	(b)$15.893	(b)$17.086	(b)$20.770	(b)$21.081	(b)$27.065
Ending Number of AUs	(a)32,367	(a)97,206	(a)125,403	(a)134,270	(a)157,033	(a)146,571	(a)146,346	(a)0	(a)889	(a)9,604
	(b)25,955	(b)67,648	(b)69,968	(b)86,889	(b)96,486	(b)99,898	(b)104,133	(b)0	(b)124,273	(b)125,042

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.697	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930
	(b)$8.680	(b)$9.492	(b)$9.146	(b)$10.550	(b)$13.828	(b)$15.014	(b)$14.956	(b)$15.862	(b)$18.983	(b)$18.976
Ending AUV	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930	(a)$24.775
	(b)$9.492	(b)$9.146	(b)$10.550	(b)$13.828	(b)$15.014	(b)$14.956	(b)$15.862	(b)$18.983	(b)$18.976	(b)$23.495
Ending Number of AUs	(a)28,696	(a)58,298	(a)69,852	(a)75,110	(a)85,727	(a)137,150	(a)159,229	(a)606	(a)805	(a)11,863
	(b)9,755	(b)22,941	(b)28,512	(b)29,197	(b)34,483	(b)38,381	(b)1,225	(b)0	(b)68,812	(b)85,002

SA American Funds VCP Managed Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/15/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.000	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.082	(b)$11.929	(b)$12.062	(b)$11.716	(b)$10.007	(b)$13.551	(b)$12.994
Ending AUV	(a)N/A	(a)N/A	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288	(a)$15.564
	(b)N/A	(b)N/A	(b)$10.082	(b)$11.929	(b)$12.062	(b)$11.716	(b)$10.007	(b)$13.551	(b)$12.994	(b)$15.159
Ending Number of AUs	(a)N/A	(a)N/A	(a)3,129	(a)222,123	(a)670,425	(a)2,617,149	(a)5,126,729	(a)149,425	(a)470,731	(a)719,484
	(b)N/A	(b)N/A	(b)0	(b)40,521	(b)159,139	(b)517,345	(b)6,763	(b)0	(b)1,536,606	(b)1,707,444

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.359	(b)$11.360	(b)$10.623
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749	(a)$12.293
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.359	(b)$11.360	(b)$10.623	(b)$12.100
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,641,586	(a)98,509	(a)225,401	(a)292,849
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)40,434	(b)0	(b)964,365	(b)1,003,105

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.129	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031
	(b)$9.109	(b)$10.759	(b)$9.998	(b)$10.583	(b)$13.085	(b)$16.044	(b)$17.347	(b)$19.905	(b)$25.339	(b)$23.851
Ending AUV	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031	(a)$38.379
	(b)$10.759	(b)$9.998	(b)$10.583	(b)$13.085	(b)$16.044	(b)$17.347	(b)$19.905	(b)$25.339	(b)$23.851	(b)$36.424
Ending Number of AUs	(a)150	(a)1,608	(a)2,799	(a)2,801	(a)4,220	(a)6,584	(a)12,699	(a)0	(a)0	(a)1,149
	(b)407	(b)1,273	(b)1,844	(b)4,030	(b)8,927	(b)14,924	(b)17,198	(b)0	(b)17,968	(b)18,313

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.152	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102
	(b)$10.126	(b)$9.922	(b)$9.718	(b)$9.521	(b)$9.327	(b)$9.135	(b)$8.953	(b)$8.786	(b)$8.343	(b)$8.662
Ending AUV	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102	(a)$9.177
	(b)$9.922	(b)$9.718	(b)$9.521	(b)$9.327	(b)$9.135	(b)$8.953	(b)$8.786	(b)$8.343	(b)$8.662	(b)$8.699
Ending Number of AUs	(a)234	(a)0	(a)3,322	(a)14,561	(a)94,767	(a)207,284	(a)432,456	(a)3,771	(a)39,003	(a)51,249
	(b)9,962	(b)0	(b)30,637	(b)15,092	(b)15,651	(b)58,298	(b)96,275	(b)0	(b)88,382	(b)109,617

SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.108	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063
	(b)$9.057	(b)$10.384	(b)$11.493	(b)$12.848	(b)$17.241	(b)$18.754	(b)$18.800	(b)$21.090	(b)$24.515	(b)$24.882
Ending AUV	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063	(a)$32.078
	(b)$10.384	(b)$11.493	(b)$12.848	(b)$17.241	(b)$18.754	(b)$18.800	(b)$21.090	(b)$24.515	(b)$24.882	(b)$30.503
Ending Number of AUs	(a)2,212	(a)4,060	(a)15,219	(a)20,777	(a)27,770	(a)32,425	(a)42,150	(a)0	(a)145	(a)4,912
	(b)319	(b)9,714	(b)12,260	(b)12,073	(b)21,960	(b)29,288	(b)921	(b)0	(b)52,578	(b)56,323

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-13

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Emerging Markets Equity Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526	(a)$9.978
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503	(b)$9.911
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)306
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)1,622	(b)4,545

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.410	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377
	(b)$12.380	(b)$13.493	(b)$14.102	(b)$15.431	(b)$15.369	(b)$15.971	(b)$15.494	(b)$16.018	(b)$16.710	(b)$16.544
Ending AUV	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377	(a)$19.685
	(b)$13.493	(b)$14.102	(b)$15.431	(b)$15.369	(b)$15.971	(b)$15.494	(b)$16.018	(b)$16.710	(b)$16.544	(b)$18.666
Ending Number of AUs	(a)50,478	(a)182,776	(a)256,907	(a)325,604	(a)368,746	(a)403,159	(a)751,197	(a)18,068	(a)40,252	(a)65,671
	(b)23,784	(b)81,083	(b)115,067	(b)145,922	(b)168,273	(b)181,184	(b)1,213	(b)0	(b)240,506	(b)254,230

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.087
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.057
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)636
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$6.600	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397
	(b)$6.588	(b)$7.758	(b)$8.240	(b)$9.488	(b)$9.125	(b)$11.631	(b)$11.632	(b)$12.410	(b)$12.383	(b)$11.794
Ending AUV	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397	(a)$15.437
	(b)$7.758	(b)$8.240	(b)$9.488	(b)$9.125	(b)$11.631	(b)$11.632	(b)$12.410	(b)$12.383	(b)$11.794	(b)$14.628
Ending Number of AUs	(a)34,505	(a)123,402	(a)149,240	(a)178,899	(a)144,160	(a)139,172	(a)137,209	(a)81	(a)427	(a)2,131
	(b)21,778	(b)73,949	(b)87,983	(b)104,436	(b)91,362	(b)86,195	(b)83,565	(b)0	(b)77,561	(b)67,722

SA Fixed Income Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817	(a)$10.559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769	(b)$10.465
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,960	(a)11,856	(a)47,389
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)15,133	(b)33,658

SA Fixed Income Intermediate Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839	(a)$10.308
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790	(b)$10.216
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)27,806	(a)50,512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)6,732	(b)15,957

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.532	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281
	(b)$8.510	(b)$10.599	(b)$10.074	(b)$11.662	(b)$15.506	(b)$15.233	(b)$13.846	(b)$17.799	(b)$18.520	(b)$16.444
Ending AUV	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281	(a)$21.556
	(b)$10.599	(b)$10.074	(b)$11.662	(b)$15.506	(b)$15.233	(b)$13.846	(b)$17.799	(b)$18.520	(b)$16.444	(b)$20.429
Ending Number of AUs	(a)26,158	(a)104,272	(a)120,729	(a)105,964	(a)110,428	(a)116,879	(a)102,601	(a)441	(a)1,310	(a)4,432
	(b)16,185	(b)58,182	(b)68,452	(b)60,244	(b)60,940	(b)66,111	(b)57,211	(b)0	(b)61,610	(b)64,816

SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 3 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.826
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-14

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Global Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347	(a)$10.891
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322	(b)$10.818
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)46,402	(a)56,816
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)12,964	(b)46,268

SA Global Index Allocation 75/25 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160	(a)$10.900
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135	(b)$10.828
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)15,249	(a)52,999
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)7,733	(b)9,310

SA Global Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958	(a)$10.892
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934	(b)$10.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)99,703	(a)148,110
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)11,907	(b)65,479

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.131	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445
	(b)$12.111	(b)$12.641	(b)$13.130	(b)$13.396	(b)$12.692	(b)$12.423	(b)$11.851	(b)$11.793	(b)$11.915	(b)$11.850
Ending AUV	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445	(a)$13.115
	(b)$12.641	(b)$13.130	(b)$13.396	(b)$12.692	(b)$12.423	(b)$11.851	(b)$11.793	(b)$11.915	(b)$11.850	(b)$12.438
Ending Number of AUs	(a)20,018	(a)52,196	(a)93,200	(a)146,014	(a)204,175	(a)249,224	(a)460,579	(a)17,731	(a)45,836	(a)63,518
	(b)6,623	(b)26,315	(b)45,281	(b)66,194	(b)77,523	(b)99,369	(b)145,284	(b)0	(b)178,331	(b)188,230

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312	(a)$10.938
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266	(b)$10.840
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)11,379	(a)14,034
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)55,707	(b)54,735

SA Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349	(a)$12.233
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270	(b)$12.091
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)7,235	(a)97,924	(a)241,526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)148,034	(b)307,639

SA Index Allocation 80/20 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422	(a)$12.740
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343	(b)$12.592
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)233,771	(a)304,968	(a)414,559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)91,451	(b)174,719

SA Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473	(a)$12.997
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394	(b)$12.847
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)79,691	(a)294,106	(a)646,588
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)399,847	(b)591,988

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-15

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA International Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770	(a)$10.478
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727	(b)$10.384
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)564	(a)52
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)921	(b)8,248

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.524	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$22.633	(a)$21.251
	(b)$9.504	(b)$11.606	(b)$11.129	(b)$12.850	(b)$17.392	(b)$17.719	(b)$17.288	(b)$17.645	(b)$20.869	(b)$20.235
Ending AUV	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$22.633	(a)$21.251	(a)$27.036
	(b)$11.606	(b)$11.129	(b)$12.850	(b)$17.392	(b)$17.719	(b)$17.288	(b)$17.645	(b)$20.869	(b)$20.235	(b)$25.641
Ending Number of AUs	(a)23,190	(a)96,374	(a)111,867	(a)96,443	(a)95,022	(a)92,036	(a)107,154	(a)48	(a)129	(a)259
	(b)15,045	(b)56,848	(b)65,884	(b)56,527	(b)55,909	(b)55,164	(b)55,463	(b)0	(b)41,236	(b)36,163

SA Invesco VCP Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$10.287	(b)$12.975	(b)$11.691
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959	(a)$13.827
	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$10.287	(b)$12.975	(b)$11.691	(b)$13.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)137,337	(a)608,738	(a)2,888,634	(a)4,563,131	(a)184,004	(a)419,505	(a)604,572
	(b)N/A	(b)N/A	(b)N/A	(b)45,998	(b)168,801	(b)627,348	(b)37,543	(b)0	(b)1,781,306	(b)1,902,893

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.322	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866
	(b)$9.303	(b)$10.727	(b)$10.384	(b)$11.347	(b)$15.012	(b)$16.401	(b)$16.151	(b)$15.634	(b)$19.281	(b)$19.883
Ending AUV	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866	(a)$28.043
	(b)$10.727	(b)$10.384	(b)$11.347	(b)$15.012	(b)$16.401	(b)$16.151	(b)$15.634	(b)$19.281	(b)$19.883	(b)$26.615
Ending Number of AUs	(a)8,499	(a)37,302	(a)49,716	(a)47,422	(a)47,989	(a)47,844	(a)53,480	(a)0	(a)0	(a)2,225
	(b)7,433	(b)26,974	(b)33,935	(b)31,665	(b)31,084	(b)31,631	(b)35,257	(b)0	(b)25,728	(b)24,763

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.797	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000
	(b)$9.774	(b)$10.736	(b)$10.784	(b)$11.982	(b)$14.062	(b)$15.392	(b)$15.122	(b)$15.917	(b)$17.225	(b)$16.228
Ending AUV	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000	(a)$19.951
	(b)$10.736	(b)$10.784	(b)$11.982	(b)$14.062	(b)$15.392	(b)$15.122	(b)$15.917	(b)$17.225	(b)$16.228	(b)$18.970
Ending Number of AUs	(a)13	(a)3,313	(a)32,850	(a)35,007	(a)43,315	(a)57,178	(a)46,866	(a)4,670	(a)9,856	(a)33,199
	(b)2,768	(b)3,945	(b)4,106	(b)6,678	(b)29,275	(b)26,218	(b)27,507	(b)0	(b)76,895	(b)67,745

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.204	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200
	(b)$12.179	(b)$14.177	(b)$10.291	(b)$12.003	(b)$11.390	(b)$10.529	(b)$8.864	(b)$9.638	(b)$12.997	(b)$10.666
Ending AUV	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200	(a)$13.375
	(b)$14.177	(b)$10.291	(b)$12.003	(b)$11.390	(b)$10.529	(b)$8.864	(b)$9.638	(b)$12.997	(b)$10.666	(b)$12.686
Ending Number of AUs	(a)8,581	(a)40,222	(a)42,756	(a)52,907	(a)62,093	(a)68,433	(a)75,511	(a)77	(a)479	(a)2,456
	(b)4,039	(b)14,133	(b)18,674	(b)24,057	(b)25,075	(b)28,959	(b)30,957	(b)0	(b)30,958	(b)32,485

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.224	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482
	(b)$8.198	(b)$8.977	(b)$9.553	(b)$10.671	(b)$13.810	(b)$15.478	(b)$14.871	(b)$16.877	(b)$18.689	(b)$18.400
Ending AUV	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482	(a)$24.428
	(b)$8.977	(b)$9.553	(b)$10.671	(b)$13.810	(b)$15.478	(b)$14.871	(b)$16.877	(b)$18.689	(b)$18.400	(b)$22.980
Ending Number of AUs	(a)511	(a)53,162	(a)117,074	(a)111,919	(a)110,054	(a)116,816	(a)133,644	(a)0	(a)0	(a)1,398
	(b)69	(b)30,771	(b)56,561	(b)55,766	(b)72,196	(b)82,909	(b)89,325	(b)0	(b)94,472	(b)92,218

SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.645	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067
	(b)$8.613	(b)$9.672	(b)$8.513	(b)$9.773	(b)$12.114	(b)$12.397	(b)$12.026	(b)$12.481	(b)$14.717	(b)$13.310
Ending AUV	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067	(a)$16.629
	(b)$9.672	(b)$8.513	(b)$9.773	(b)$12.114	(b)$12.397	(b)$12.026	(b)$12.481	(b)$14.717	(b)$13.310	(b)$15.671
Ending Number of AUs	(a)2,651	(a)10,168	(a)11,743	(a)12,189	(a)15,667	(a)15,612	(a)16,321	(a)297	(a)1,261	(a)997
	(b)1,092	(b)4,743	(b)5,089	(b)3,823	(b)8,317	(b)8,115	(b)8,093	(b)0	(b)7,918	(b)7,874

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-16

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.237	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390
	(b)$12.214	(b)$12.756	(b)$13.327	(b)$14.041	(b)$13.296	(b)$13.687	(b)$13.427	(b)$13.633	(b)$13.422	(b)$13.608
Ending AUV	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390	(a)$15.511
	(b)$12.756	(b)$13.327	(b)$14.041	(b)$13.296	(b)$13.687	(b)$13.427	(b)$13.633	(b)$13.422	(b)$13.608	(b)$14.609
Ending Number of AUs	(a)114,728	(a)366,855	(a)500,339	(a)659,087	(a)721,954	(a)731,937	(a)952,560	(a)14,243	(a)43,734	(a)77,975
	(b)51,862	(b)173,849	(b)247,424	(b)332,163	(b)339,617	(b)335,545	(b)389,099	(b)0	(b)419,064	(b)442,925

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.819	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158
	(b)$9.794	(b)$12.067	(b)$11.149	(b)$12.708	(b)$17.776	(b)$19.427	(b)$19.649	(b)$19.339	(b)$23.709	(b)$23.004
Ending AUV	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158	(a)$33.255
	(b)$12.067	(b)$11.149	(b)$12.708	(b)$17.776	(b)$19.427	(b)$19.649	(b)$19.339	(b)$23.709	(b)$23.004	(b)$31.540
Ending Number of AUs	(a)7,722	(a)36,367	(a)45,591	(a)42,570	(a)47,302	(a)48,642	(a)58,710	(a)0	(a)0	(a)1,916
	(b)4,809	(b)21,196	(b)25,857	(b)22,397	(b)22,976	(b)23,856	(b)28,773	(b)0	(b)27,291	(b)28,395

SA Large Cap Growth Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592	(a)$12.364
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566	(b)$12.282
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)133
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)5,938	(b)9,726

SA Large Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854	(a)$12.723
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805	(b)$12.610
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)0	(a)2,805
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)1,685	(b)22,221

SA Large Cap Value Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300	(a)$12.066
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275	(b)$11.985
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)374	(a)136
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,525	(b)9,167

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.015	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761
	(b)$8.996	(b)$9.912	(b)$9.323	(b)$10.321	(b)$13.552	(b)$14.207	(b)$14.137	(b)$15.912	(b)$18.192	(b)$16.909
Ending AUV	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761	(a)$22.015
	(b)$9.912	(b)$9.323	(b)$10.321	(b)$13.552	(b)$14.207	(b)$14.137	(b)$15.912	(b)$18.192	(b)$16.909	(b)$20.876
Ending Number of AUs	(a)45,331	(a)161,832	(a)206,697	(a)194,334	(a)208,546	(a)199,496	(a)205,957	(a)0	(a)0	(a)2,452
	(b)31,105	(b)84,186	(b)106,964	(b)101,748	(b)104,276	(b)109,087	(b)108,280	(b)0	(b)99,094	(b)87,439

SA Legg Mason Tactical Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$19.714	(a)$9.561
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$18.192	(b)$9.514
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$19.714	(a)$9.561	(a)$11.180
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$18.192	(b)$9.514	(b)$11.080
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)16,086	(a)26,102
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)49,604	(b)60,343

SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.632	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490
	(b)$9.612	(b)$10.621	(b)$9.849	(b)$10.793	(b)$14.202	(b)$15.611	(b)$16.005	(b)$16.719	(b)$20.111	(b)$19.412
Ending AUV	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490	(a)$26.710
	(b)$10.621	(b)$9.849	(b)$10.793	(b)$14.202	(b)$15.611	(b)$16.005	(b)$16.719	(b)$20.111	(b)$19.412	(b)$25.204
Ending Number of AUs	(a)16,662	(a)59,032	(a)69,660	(a)67,489	(a)64,907	(a)78,184	(a)97,528	(a)443	(a)1,362	(a)1,459
	(b)9,189	(b)35,852	(b)31,691	(b)27,614	(b)28,820	(b)28,945	(b)31,632	(b)0	(b)29,168	(b)27,477

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-17

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.724	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865
	(b)$9.702	(b)$10.595	(b)$10.207	(b)$11.945	(b)$15.465	(b)$16.841	(b)$16.577	(b)$17.688	(b)$20.683	(b)$19.920
Ending AUV	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865	(a)$27.124
	(b)$10.595	(b)$10.207	(b)$11.945	(b)$15.465	(b)$16.841	(b)$16.577	(b)$17.688	(b)$20.683	(b)$19.920	(b)$25.791
Ending Number of AUs	(a)47,051	(a)167,366	(a)205,987	(a)192,843	(a)188,748	(a)188,093	(a)208,650	(a)0	(a)0	(a)1,448
	(b)24,002	(b)84,625	(b)103,033	(b)95,220	(b)91,651	(b)95,058	(b)101,445	(b)0	(b)85,612	(b)75,430

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.757	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094
	(b)$9.738	(b)$10.525	(b)$10.536	(b)$11.519	(b)$13.464	(b)$14.341	(b)$14.021	(b)$15.021	(b)$15.958	(b)$15.325
Ending AUV	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094	(a)$19.101
	(b)$10.525	(b)$10.536	(b)$11.519	(b)$13.464	(b)$14.341	(b)$14.021	(b)$15.021	(b)$15.958	(b)$15.325	(b)$18.115
Ending Number of AUs	(a)9,987	(a)28,624	(a)38,719	(a)37,874	(a)39,033	(a)48,820	(a)63,525	(a)6,730	(a)9,548	(a)26,065
	(b)5,350	(b)10,217	(b)14,415	(b)14,059	(b)18,509	(b)28,929	(b)41,801	(b)0	(b)72,142	(b)78,653

SA Mid Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.108
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.063
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.108	(a)$11.273
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.063	(b)$11.172
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,034	(a)0	(a)9,043
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)1,444

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.406	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654
	(b)$9.384	(b)$9.999	(b)$8.386	(b)$9.665	(b)$11.452	(b)$10.296	(b)$10.140	(b)$9.765	(b)$11.566	(b)$10.138
Ending AUV	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654	(a)$12.659
	(b)$9.999	(b)$8.386	(b)$9.665	(b)$11.452	(b)$10.296	(b)$10.140	(b)$9.765	(b)$11.566	(b)$10.138	(b)$11.998
Ending Number of AUs	(a)3,015	(a)8,893	(a)13,992	(a)17,080	(a)24,653	(a)27,074	(a)59,477	(a)0	(a)0	(a)2,892
	(b)0	(b)1,128	(b)5,611	(b)7,375	(b)11,063	(b)13,986	(b)22,766	(b)0	(b)32,191	(b)31,136

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.476	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548
	(b)$8.435	(b)$9.703	(b)$9.520	(b)$10.925	(b)$14.082	(b)$15.275	(b)$15.453	(b)$16.947	(b)$18.578	(b)$17.598
Ending AUV	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548	(a)$24.125
	(b)$9.703	(b)$9.520	(b)$10.925	(b)$14.082	(b)$15.275	(b)$15.453	(b)$16.947	(b)$18.578	(b)$17.598	(b)$22.799
Ending Number of AUs	(a)15	(a)0	(a)430	(a)6,853	(a)11,201	(a)13,934	(a)35,231	(a)0	(a)0	(a)1,339
	(b)0	(b)0	(b)1,327	(b)3,479	(b)10,434	(b)12,895	(b)19,053	(b)0	(b)21,334	(b)24,584

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.300	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697
	(b)$10.261	(b)$11.472	(b)$11.371	(b)$12.502	(b)$14.477	(b)$15.279	(b)$14.748	(b)$16.046	(b)$17.106	(b)$16.810
Ending AUV	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697	(a)$21.031
	(b)$11.472	(b)$11.371	(b)$12.502	(b)$14.477	(b)$15.279	(b)$14.748	(b)$16.046	(b)$17.106	(b)$16.810	(b)$19.897
Ending Number of AUs	(a)12	(a)48	(a)559	(a)538	(a)2,327	(a)15,529	(a)30,152	(a)0	(a)998	(a)8,654
	(b)1,610	(b)3,988	(b)7,142	(b)8,788	(b)10,117	(b)13,644	(b)9,877	(b)0	(b)9,848	(b)9,782

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$9.727	(b)$12.648	(b)$11.777
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047	(a)$14.144
	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$9.727	(b)$12.648	(b)$11.777	(b)$13.771
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)117,827	(a)616,138	(a)2,334,274	(a)4,694,303	(a)51,143	(a)160,377	(a)237,347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)1,084,587	(b)1,089,313

SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.718	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773
	(b)$9.694	(b)$10.911	(b)$11.174	(b)$12.839	(b)$13.608	(b)$13.479	(b)$12.670	(b)$14.715	(b)$15.278	(b)$14.981
Ending AUV	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773	(a)$17.848
	(b)$10.911	(b)$11.174	(b)$12.839	(b)$13.608	(b)$13.479	(b)$12.670	(b)$14.715	(b)$15.278	(b)$14.981	(b)$16.884
Ending Number of AUs	(a)14,276	(a)35,447	(a)64,832	(a)74,190	(a)85,301	(a)94,734	(a)93,441	(a)1,154	(a)2,776	(a)3,098
	(b)2,699	(b)13,201	(b)26,170	(b)31,949	(b)32,754	(b)42,463	(b)53,419	(b)0	(b)51,828	(b)52,624

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-18

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993	(a)$13.019
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894	(b)$12.851
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,425	(a)29,289	(a)85,748	(a)116,159
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)2,425	(b)0	(b)51,590	(b)54,438

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.837	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845
	(b)$7.807	(b)$8.211	(b)$6.952	(b)$8.282	(b)$9.927	(b)$8.828	(b)$8.532	(b)$8.506	(b)$10.002	(b)$8.416
Ending AUV	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845	(a)$10.495
	(b)$8.211	(b)$6.952	(b)$8.282	(b)$9.927	(b)$8.828	(b)$8.532	(b)$8.506	(b)$10.002	(b)$8.416	(b)$9.946
Ending Number of AUs	(a)271	(a)1,166	(a)909	(a)1,020	(a)8,812	(a)9,145	(a)16,142	(a)595	(a)1,854	(a)3,028
	(b)6,417	(b)11,894	(b)10,886	(b)10,591	(b)16,937	(b)17,997	(b)15,391	(b)0	(b)14,696	(b)14,419

SA Schroders VCP Global Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.804	(b)$11.955	(b)$10.792
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920	(a)$12.837
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.804	(b)$11.955	(b)$10.792	(b)$12.636
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,159,352	(a)105,679	(a)178,339	(a)208,782
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)6,248	(b)0	(b)685,474	(b)705,552

SA Small Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847	(a)$10.888
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803	(b)$10.791
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)0	(a)4,152
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)790	(b)7,877

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590	(a)$11.780
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543	(b)$11.675
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)144,936	(a)458,643
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)78,630	(b)109,680

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.548	(b)$12.273	(b)$11.313
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446	(a)$13.836
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.548	(b)$12.273	(b)$11.313	(b)$13.620
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,390,246	(a)234,749	(a)566,930	(a)778,954
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,239	(b)0	(b)1,375,884	(b)1,448,279

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.408	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396
	(b)$9.390	(b)$9.516	(b)$8.259	(b)$9.701	(b)$11.757	(b)$10.769	(b)$10.086	(b)$10.046	(b)$11.584	(b)$9.894
Ending AUV	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396	(a)$11.500
	(b)$9.516	(b)$8.259	(b)$9.701	(b)$11.757	(b)$10.769	(b)$10.086	(b)$10.046	(b)$11.584	(b)$9.894	(b)$10.901
Ending Number of AUs	(a)80,826	(a)334,728	(a)381,069	(a)370,176	(a)413,143	(a)424,540	(a)454,813	(a)259	(a)1,040	(a)5,955
	(b)50,838	(b)182,561	(b)210,225	(b)202,299	(b)223,393	(b)229,197	(b)239,057	(b)0	(b)209,665	(b)209,524

SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/23/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.516	(b)$12.129	(b)$12.458	(b)$11.634	(b)$9.350	(b)$13.701	(b)$12.971
Ending AUV	(a)N/A	(a)N/A	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337	(a)$15.873
	(b)N/A	(b)N/A	(b)$10.516	(b)$12.129	(b)$12.458	(b)$11.634	(b)$9.350	(b)$13.701	(b)$12.971	(b)$15.377
Ending Number of AUs	(a)N/A	(a)N/A	(a)3,430,969	(a)10,161,109	(a)19,798,493	(a)28,739,140	(a)30,738,285	(a)186,776	(a)397,736	(a)511,497
	(b)N/A	(b)N/A	(b)1,737,331	(b)4,753,288	(b)7,191,559	(b)9,597,631	(b)5,499	(b)0	(b)9,986,161	(b)9,328,904

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-19

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.415	(b)$12.055	(b)$12.381	(b)$11.530	(b)$11.938	(b)$13.549	(b)$12.713
Ending AUV	(a)N/A	(a)N/A	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046	(a)$15.400
	(b)N/A	(b)N/A	(b)$10.415	(b)$12.055	(b)$12.381	(b)$11.530	(b)$11.938	(b)$13.549	(b)$12.713	(b)$14.947
Ending Number of AUs	(a)N/A	(a)N/A	(a)237,739	(a)4,646,920	(a)12,903,833	(a)20,141,779	(a)20,818,730	(a)229,431	(a)407,304	(a)472,330
	(b)N/A	(b)N/A	(b)161,296	(b)1,360,629	(b)3,480,818	(b)4,919,044	(b)5,149,976	(b)0	(b)4,860,628	(b)4,614,929

SA VCP Index Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512	(a)$11.566
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465	(b)$11.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,954	(a)258,427	(a)425,818
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)553,428	(b)804,450

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.786	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087
	(b)$10.754	(b)$12.962	(b)$11.834	(b)$14.400	(b)$19.210	(b)$21.744	(b)$23.220	(b)$22.535	(b)$29.273	(b)$29.569
Ending AUV	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087	(a)$40.209
	(b)$12.962	(b)$11.834	(b)$14.400	(b)$19.210	(b)$21.744	(b)$23.220	(b)$22.535	(b)$29.273	(b)$29.569	(b)$38.093
Ending Number of AUs	(a)20,205	(a)86,558	(a)106,443	(a)104,933	(a)102,941	(a)112,079	(a)125,052	(a)0	(a)0	(a)6,069
	(b)14,561	(b)45,019	(b)48,892	(b)43,884	(b)45,493	(b)54,171	(b)862	(b)0	(b)46,264	(b)46,804

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$11.134	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541
	(b)$11.116	(b)$11.462	(b)$12.056	(b)$12.290	(b)$11.819	(b)$12.208	(b)$12.055	(b)$11.620	(b)$11.710	(b)$11.942
Ending AUV	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541	(a)$13.273
	(b)$11.462	(b)$12.056	(b)$12.290	(b)$11.819	(b)$12.208	(b)$12.055	(b)$11.620	(b)$11.710	(b)$11.942	(b)$12.589
Ending Number of AUs	(a)46,535	(a)143,516	(a)209,453	(a)287,242	(a)330,543	(a)409,878	(a)670,419	(a)5,590	(a)14,185	(a)40,738
	(b)21,729	(b)66,518	(b)105,949	(b)144,548	(b)151,977	(b)166,161	(b)1,672	(b)0	(b)222,016	(b)227,753

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$11.305	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682
	(b)$11.304	(b)$11.399	(b)$11.898	(b)$12.159	(b)$11.345	(b)$11.353	(b)$11.027	(b)$11.259	(b)$10.727	(b)$11.103
Ending AUV	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682	(a)$12.187
	(b)$11.399	(b)$11.898	(b)$12.159	(b)$11.345	(b)$11.353	(b)$11.027	(b)$11.259	(b)$10.727	(b)$11.103	(b)$11.537
Ending Number of AUs	(a)66,712	(a)214,281	(a)296,057	(a)376,332	(a)436,487	(a)487,477	(a)581,276	(a)15,625	(a)36,161	(a)60,709
	(b)27,059	(b)93,052	(b)135,401	(b)179,700	(b)186,612	(b)198,792	(b)205,624	(b)0	(b)233,925	(b)248,138

SA Wellington Strategic Multi-Asset Portfolio – AST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370	(a)$12.186
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276	(b)$12.028
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)694	(a)14,415	(a)27,213	(a)41,358
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)694	(b)0	(b)55,735	(b)60,623

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.064	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108
	(b)$7.033	(b)$8.369	(b)$8.057	(b)$9.197	(b)$12.912	(b)$12.752	(b)$12.376	(b)$13.052	(b)$16.029	(b)$15.208
Ending AUV	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108	(a)$22.124
	(b)$8.369	(b)$8.057	(b)$9.197	(b)$12.912	(b)$12.752	(b)$12.376	(b)$13.052	(b)$16.029	(b)$15.208	(b)$20.803
Ending Number of AUs	(a)2,261	(a)8,758	(a)8,982	(a)8,003	(a)7,854	(a)8,603	(a)11,123	(a)0	(a)0	(a)1,872
	(b)695	(b)4,569	(b)7,199	(b)7,150	(b)10,449	(b)9,453	(b)6,606	(b)0	(b)5,975	(b)8,652

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit
A-20

Appendix B – Death Benefits Following Spousal Continuation

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.
•	If a withdrawal is taken prior to the Continuing Spouse’s 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	If a withdrawal is taken on or after the Continuing Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
Please note: The death benefit calculations assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday. Please see ALLOCATION OF PURCHASE PAYMENTS for more information on Purchase Payment restrictions.
Contract Value Death Benefit Payable Upon Continuing Spouse’s Death
The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.
The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.
Return of Purchase Payment and Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death:
A.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit without election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any

B-1

withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit with election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B-2

Appendix C – Formula and Examples of Calculations of the Polaris Income Plus Flex
and Polaris Income Plus DAILY Flex Fee

The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/4). If you change your Income Option election on the Activation Date, the quarterly fee can increase no more than 0.1625% [(.40% + 0.25%)/4] on the first Benefit Quarter Anniversary following the Activation Date.

Lifetime Income Option Change Fee*	0.25%
*	The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot be more than 0.625% (2.50%/4) for each Benefit Quarter. The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the quarterly average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the “Quarterly Average (Daily VIX2)”). In general, as the Quarterly Average (Daily VIX2) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.
If you change your Lifetime Income Option on the Activation Date, the Lifetime Income Option Change fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee Rate shown in the table above.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
The example below will assume the election of Polaris Income Plus Flex for one Covered Person with Lifetime Income Option 1. The Initial Annual Fee Rate is 1.25%. The steps for calculating the fee rates are the same for all features and number of Covered Persons.
Example
Assumptions:
•	Polaris Income Plus Flex Lifetime Income Option 1 for one Covered Person was elected at issue.
The assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value*	Annual Fee Rate	Quarterly Fee Rate**
1st	525.71	N/A	1.25%	0.3125%
2nd	412.12	N/A	1.25%	0.3125%
3rd	770.25	N/A	1.25%	0.3125%
4th	573.97	N/A	1.25%	0.3125%
5th	204.42	1.06%	1.06%	0.2650%
*	The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.
**	The Quarterly Fee Rate is the Annual Fee Rate divided by 4.
The Annual Fee Rates and Quarter Fee Rates are calculated as follows:
In the 5th Benefit Quarter, the Quarterly Average (Daily VIX2) is 204.42. We calculate the Annual Fee Rate in the 5th Benefit Quarter as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [204.42/33 – 10]}
1.25% + [0.05% x (–3.81)]
1.25% + (–0.19%) = 1.06% (Annual Fee Rate)

C-1

Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.25% – 1.06% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.25%).
1.06% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)
Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.06%
The Quarterly Fee Rate is 0.2650% (or 1.06% divided by 4).
After the 5th Benefit Quarter, until the 12th Benefit Quarter, the assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate
6th	351.93	1.28%	1.28%	0.3200%
7th	307.03	1.22%	1.22%	0.3050%
8th	602.30	1.66%	1.62%	0.4050%
9th	698.25	1.81%	1.81%	0.4525%
10th	323.74	1.24%	1.41%	0.3525%
11th	525.72	1.55%	1.55%	0.3875%
12th	765.45	1.91%	1.91%	0.4775%
The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:
In the 8th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 602.30. We calculate the Annual Fee Rate on the 8th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [602.30/33 – 10]}
1.25% + [0.05% x (8.25)]
1.25% + 0.41% = 1.66% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.66% – 1.22% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 1.22%.
The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.62% (1.22% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.
Therefore, the Quarterly Fee Rate is 0.4050% (or 1.62% divided by 4).
In the 10th Benefit Quarter, the Quarterly Average (Daily VIX2) decreases to 323.74. We calculate the Annual Fee Rate on the 10th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [323.74/33 – 10]}
1.25% + [0.05% x (–0.19)]
1.25% + (–0.01%) = 1.24% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.81% – 1.24% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.81%.
The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.41% (1.81% – 0.40%).
Therefore, the Quarterly Fee Rate is 0.3525% (or 1.41% divided by 4).
Assume that Lifetime Income is activated and Lifetime Income Option 1 was changed to Lifetime Income Option 2 during the 13th Benefit Quarter.
The assumed Quarterly Averages (Daily VIX2) are as follows:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate	Annual Lifetime Income Option Change Fee	Quarterly Lifetime Income Option Change Fee
12th	765.45	1.91%	1.91%	0.4775%	N/A	N/A
13th	957.12	2.20%	2.45%	0.6125%	0.25%	0.0625%
14th	1,025.43	2.30%	2.50%	0.6250%	0.20%	0.0500%
15th	721.89	1.84%	2.15%	0.5375%	0.25%	0.0625%
16th	207.38	1.06%	1.75%	0.4375%	0.25%	0.0625%
On every Benefit Quarter after the 14th, the combined Annual Fee Rate, which includes the Income Option Change Fee, will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2), subject to the Minimum and Maximum Annual Fee Rates shown above.
C-2

In the 13th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 957.12. We calculate the Annual Fee Rate on the 13th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [957.12/33 – 10]}
1.25% + (0.05% x 19)
1.25% + 0.95% = 2.20% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.20% - 1.91% = 0.29% which is within 0.40% of the previous Annual Fee Rate (1.91%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.20% + 0.25% = 2.45% which is within the Maximum Annual fee Rate (2.50%).
Therefore, the Quarterly Fee Rate is 0.6125% (or 2.45% divided by 4).
In the 14th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 1,025.43. We calculate the Annual Fee Rate on the 14th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [1,025.43/33 – 10]}
1.25% + (0.05% x 21.07)
1.25% + 1.05% = 2.30% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.30% - 2.20% = 0.10% which is within 0.40% of the previous Annual Fee Rate (2.20%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.30% + 0.25% = 2.55% which is higher than the Maximum Annual fee Rate (2.50%). The sum of the Living Benefit fee and the Lifetime Income Option Change fee is adjusted to be 2.50%.
Therefore, the Lifetime Income Option Change fee charged is 0.20% (2.50% - 2.30%), and the Quarterly Fee Rate is 0.6250% (or 2.50% divided by 4).
After the 14th Benefit Quarter, the combined Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2). If your contract value falls to zero, the fee will no longer be deducted.
C-3

Appendix D – Optional Living Benefits Examples

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values of the currently offered Living Benefits – Polaris Income Plus Flex and Polaris Income Plus Daily Flex. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.
Examples 1 through 6 below assume election of Polaris Income Plus Flex Income Option 1 (one Covered Person). Examples 7 through 12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
Example 1: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Income Credit Percentage = 5.25%
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Values as of	Purchase Payments Invested	Contract Value	Income Base	Income Credit Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Income Base = Initial Purchase Payment = $100,000
•	Income Credit Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.0% = $6,000, if Lifetime Income is activated
Example 2: Impact of Adding Subsequent Purchase Payments and Attaining Higher Anniversary Values
The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:
•	Subsequent Purchase Payment invested in the first Benefit Year = $60,000.
•	Subsequent Purchase Payment invested in the second Benefit Year = $90,000.
•	No withdrawals taken in the first 2 Benefit Years.

Values as of	Purchase Payment Invested	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	—	$6,000
Year 1	$60,000	$165,000	—	$160,000	$160,000	—	$9,600
1st Anniversary	—	$170,000	$170,000	$170,000	$170,000	$8,400	$10,200
Year 2	$90,000	$255,000	—	$260,000	$260,000	—	$15,600
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,220
The values of the feature are impacted by adding subsequent Purchase Payments and attaining Higher Anniversary Values as follows:
•	The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.
•	The Income Base and Income Credit Base are increased to a Higher Anniversary Value on each Benefit Year Anniversary if the Anniversary Value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the value of the new Income Base.
D-1

○	In year 1, a subsequent Purchase Payment of $60,000 was added. The Income Base and Income Credit Base were increased to $160,000 ($100,000 + $60,000); and the MAWA was increased to $9,600 ($160,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $170,000 ($170,000 is greater than $160,000 + $8,400 Income Credit); and the MAWA was increased to $10,200 ($170,000 x 6.00%).
○	In year 2, a subsequent Purchase Payment of $90,000 was added. The Income Base and Income Credit Base were increased to $260,000 ($170,000 + $90,000); and the MAWA was increased to $15,600 ($260,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $260,000 + $13,650 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.00%).
Example 3: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:
•	A withdrawal of $5,000 was taken in the 3rd Benefit Year, prior to the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,200
Year 3	$5,000	$300,000	—	$282,217	$282,217	—	$16,933
3rd Anniversary	—	$310,000	$310,000	$310,000	$310,000	$14,816	$18,600
•	The Income Base and Income Credit Base are in the same proportion by which the contract value is reduced by the withdrawal amount.
○	In year 3, the reduction proportion was 1.6667% ($5,000/$300,000); the reduced Income Base and Income Credit Base were $282,217 ($287,000 x [1 – 1.6667%]).
○	On the 3rd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $310,000 (Anniversary Value $310,000 is greater than $282,217 + $14,816 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.00%).
Example 4: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:
•	Withdrawals of 5% of Income Base taken in the fourth and fifth Benefit Years, after the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
3rd Anniversary	—	$310,000	$310,000	$310,000	$310,000	$14,816	$18,600
Year 4	$15,500	$315,000	—	$310,000	$310,000	—	$18,600
4th Anniversary	—	$310,000	$310,000	$310,775	$310,000	$775	$18,647
Year 5	$15,539	$302,000	—	$310,775	$310,000	—	$18,647
5th Anniversary	—	$305,000	$305,000	$311,550	$310,000	$775	$18,693
•	In year 4, a Lifetime Income amount of $15,500 was withdrawn.
•	In year 5, a Lifetime Income amount of $15,539 was withdrawn.
The values of the feature are impacted by Lifetime Income withdrawals taken as follows:
•	The Income Base and Income Credit Base are not reduced because the amount of the Lifetime Income withdrawal taken was less than the Maximum Annual Withdrawal Amount (“MAWA”).
○	In year 4, $15,500 was withdrawn and is less than MAWA of $18,600.
○	In year 5, $15,539 was withdrawn and is less than MAWA of $18,647.
D-2

•	The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th Benefit Year Anniversaries were reduced by the percent withdrawn (5.25% Income Credit Percentage – 5% withdrawal = 0.25% Income Credit Percentage).
Income Credit = $775 ($310,000 Income Credit Base x 0.25% Income Credit Percentage)
Note:    When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments and when the Income Base is increased to the Higher Anniversary Value (as shown in Example 2 above).
Example 5: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:
•	Withdrawals of 8% of Income Base taken in the sixth and seventh Benefit Years.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
5th Anniversary	—	$305,000	$305,000	$311,550	$310,000	$775	$18,693
Year 6	$24,924	$280,000	—	$304,770	$303,253	—	$18,286
6th Anniversary	—	$290,000	$290,000	$304,770	$303,253	$0	$18,286
Year 7	$24,382	$260,000	—	$297,933	$296,451	—	$17,876
7th Anniversary	—	$230,000	$230,000	$297,933	$296,451	$0	$17,876
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) after the Activation Date as follows:
•	The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 6, the reduction proportion was 2.1763% ([$24,924 - $18,693] / [$305,000 - $18,693]); the Income Base was reduced to $304,770 ($311,550 x [1 – 2.1763%]); the Income Credit Base was reduced to $303,253 ($310,000 x [1 – 2.1763%]); and the MAWA was reduced to $18,286 ($304,770 x 6.00%).
○	In year 7, the reduction proportion was 2.2433% ([$24,382 – $18,286] / [$290,000 - $18,286]); the Income Base was reduced to $297,933 ($304,770 x [1 – 2.2433%]); the Income Credit Base was reduced to $296,451 ($303,253 x [1 – 2.2433%]); and the MAWA was reduced to $17,876 ($297,933 x 6.00%).
•	The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.
•	The MAWA is recalculated based on the reduced Income Base.
Example 6: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:
•	Contract values as shown below and reduced to $0 in Year 11 due to market conditions.
•	No withdrawals taken after the seventh Benefit Year.

Values as of	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount	Protected Income Payment
7th Anniversary	$230,000	$230,000	$297,933	$296,451	$0	$17,876	—
8th Anniversary	$150,000	$150,000	$313,496	$296,451	$15,564	$18,810	—
9th Anniversary	$100,000	$100,000	$329,060	$296,451	$15,564	$19,744	—
10th Anniversary	$50,000	$50,000	$344,624	$296,451	$15,564	$20,677	—
Year 11	$0	$0	$344,624	$296,451	—	$20,677	—
11th Anniversary	$0	$0	$344,624	$296,451	—	—	$13,785
•	The Protected Income Payment of $13,785 ($344,624 x 4%) will be paid for the lifetime of the Covered Person.
Examples 7-12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
D-3

Example 7: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Value as of	Purchase Payments Invested	Contract Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Minimum Income Base = Income Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.00% = $6,000, if Lifetime Income is activated
Example 8: Impact of Increase in Income Base due to Daily Step-up Values, Adding Subsequent Purchase Payments, and Minimum Income Base at Benefit Year Anniversaries prior to the Activation Date
The values shown below are based on the assumptions stated in Example 7 above, in addition to the following:
•	Subsequent Purchase Payment invested in the 1st Benefit Year = $60,000
•	Subsequent Purchase Payment invested in the 2nd Benefit Year = $90,000
•	No withdrawals taken in the first 2 Benefit Years
•	The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated

Values as of	Purchase Payment Invested	Assumed Contract Value	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	$6,000
Year 1 – Day 25	—	$102,000	$102,000	$100,000	$102,000	$6,120
Year 1 – Day 105	—	$105,000	$105,000	$100,000	$105,000	$6,300
Year 1 – Day 200	$60,000	$162,000	—	$160,000	$165,000	$9,900
Year 1 – Day 300	—	$166,000	$166,000	$160,000	$166,000	$9,960
1st Anniversary	—	$167,000	$167,000	$168,000	$168,000	$10,080
Year 2 – Day 180	$90,000	$250,000	—	$258,000	$258,000	$15,480
Year 2 – Day 250	—	$280,000	$280,000	$258,000	$280,000	$16,800
2nd Anniversary	—	$279,000	—	$270,500	$280,000	$16,800
The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:
•	If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base, only available after Lifetime Income is activated
•	The Income Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.
○	In year 1 – day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6.00%).
D-4

○	In year 1 – day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6.00%)
○	In year 1 – day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $9,900 ($165,000 x 6.00%).
•	While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base. At Benefit Year Anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.
○	In year 1 – day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $9,960 ($166,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $10,080 ($168,000 x 6.00%).
○	In year 2 – day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $15,480 ($258,000 x 6.00%).
○	In year 2 – day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $16,800 ($280,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $16,800.
Example 9: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in the Examples 7 and 8 above, in addition to the following:
•	Withdrawals of $5,000 was taken in Benefit Year 3, prior to the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	$279,000	—	—	$270,500	$280,000	$16,800
Year 3 – Day 45	$290,000	—	$290,000	$270,500	$290,000	$17,400
Year 3 – Day 155	$285,000	$5,000	—	$265,754	$284,912	$17,095
Year 3 – Day 275	$300,000	—	$300,000	$265,754	$300,000	$18,000
3rd Anniversary	$310,000	—	$310,000	$278,035	$310,000	$18,600
○	In year 3 – day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6.00%).
○	In year 3 – day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 – 1.7544%]) and the reduced MAWA was $17,095 ($284,912 x 6.00%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 – 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 – 1.7544%}])
○	In year 3 – day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $18,000 ($300,000 x 6.00%).
○	On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x $88,421) and the MAWA was increased to $18,600 ($310,000 x 6.00%).
D-5

Example 10: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in the Examples 7, 8 and 9 above, in addition to the following:
•	Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
3rd Anniversary	$310,000	—	$310,000	$287,035	$310,000	$18,600
Year 4 – Day 65	$315,000	—	$315,000	$287,035	$315,000	$18,900
Year 4 – Day 92	$312,000	$10,000	—	—	$315,000	$18,900
Year 4 – Day 350	$320,000	—	$320,000	—	$315,000	$18,900
4th Anniversary	$311,000	—	—	—	$320,000	$19,200
Year 5 – Day 75	$325,000	—	$325,000	—	$320,000	$19,200
Year 5 – Day 80	$322,000	$19,200	—	—	$320,000	$19,200
5th Anniversary	$317,000	—	—	—	$325,000	$19,500
Year 6 – Day 155	$330,000	—	$330,000	—	$325,000	$19,500
6th Anniversary	$329,000	—	—	—	$330,000	$19,800
•	In year 4, a Lifetime Income amount of $10,000, less than MAWA was withdrawn.
•	In year 5, a Lifetime Income amount of $19,200, equal to MAWA was withdrawn.
The values of the feature are impacted prior to and after the withdrawals are taken as follows:
•	Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.
○	In year 4 – day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6.00%).
○	In year 4 – day 92, after the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
•	After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.
○	In year 4 – day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
○	On the 4th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6.00%).
•	Past the first Benefit Year Anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values in the immediately preceding Benefit Year.
○	In year 5 – day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	In year 5 – day 80, a Lifetime Income amount $19,200 was withdrawn and was equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	On the 5th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 6 – day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.
D-6

○	On the 6th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,800 ($330,000 x 6.00%).
Example 11: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in the Examples 7, 8, 9 and 10 above, in addition to the following:
•	Withdrawal of 8% of Income Base taken in the 6th and 7th contract years.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount
6th Anniversary	$329,000	—	—	$330,000	$19,800
Year 7 – Day 37	$321,000	$26,400	—	$322,769	$19,366
Year 7 – Day 362	$325,000	—	$325,000	$322,769	$19,366
7th Anniversary	$317,000	—	—	$325,000	$19,500
Year 8 – Day 46	$307,000	$26,000	—	$317,652	$19,059
8th Anniversary	$270,000	—	—	$317,652	$19,059
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) as follows:
•	The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 7 – day 37, the reduction proportion is 2.1912% ([$26,400 - $19,800] / [$321,000 - $19,800]); the reduced Income Base was $322,769 ($330,000 x [1 – 2.1912%]) and the reduced MAWA was $19,366 ($322,769 x 6.00%).
○	In year 7 – day 362, there was a Step-up Value of $325,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.
○	On the 7th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the Excess Withdrawal, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 8 – day 46, the reduction proportion was 2.2609% ([$26,000 – $19,500] / [$307,000 - $19,500]); the reduced Income Base was $317,652 ($325,000 x [1 – 2.2609%]); and the reduced MAWA was $19,059 ($317,652 x 6.00%).
Example 12: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 7, 8, 9, 10 and 11 above, in addition to the following:
•	Contract value as shown and reduced to $0 in Year 12 due to market conditions.
•	MAWA withdrawals were taken every year.
•	There were no Step-up Values after the 8th Benefit Year Anniversary date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount	Protected Income Payment
8th Anniversary	$270,000	—	—	$317,652	$19,059	—
9th Anniversary	$150,000	$19,059	—	$317,652	$19,059	—
10th Anniversary	$100,000	$19,059	—	$317,652	$19,059	—
11th Anniversary	$50,000	$19,059	—	$317,652	$19,059	—
Year 12 – Day 81	$0	$19,059	—	$317,652	$19,059	—
12th Anniversary	$0	$0	—	$317,652	—	$12,706
•	The Protected Income Payment of $12,706 ($317,652 x 4%) will be paid for the lifetime of the Covered Person.
D-7

Appendix E – State Contract Availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Administration Charge	Contract Maintenance Fee is $30.	New Mexico
Administration Charge	Charge will be deducted pro-rata from Variable Portfolios only.	New York Oregon Texas Washington
Annuity Date	You may switch to the Income Phase any time after your first contract anniversary.	Florida
Annuity Date	You may begin the Income Phase any time 13 or more months after contract issue.	New York
Cancellation of Living Benefit	Amounts allocated to the Secure Value Account will be automatically transferred to the Goldman Sachs VIT Government Money Market Fund or similar money market portfolio.	Washington
Free Look	If you are age 65 or older on the contract issue date, the Free Look period is 30 days.	Arizona
Free Look	If you are age 60 or older on the contract issue date:
The Free Look period is 30 days; and
If you invest in the Money Market Portfolio, the Free Look amount is calculated as the Purchase Payments paid; or
If you invest in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your contract plus any fees paid on the day we received your request in Good Order at the Annuity Service Center.
	If you are younger than age 60 on the contract issue date, the Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your contract plus fees and charges on the day we receive your request in Good Order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.	Arkansas New York
Joint Ownership	Benefits and Features to be made available to Domestic Partners.	California District of Columbia Maine Nevada Oregon Washington Wisconsin
Joint Ownership	Benefits and Features to be made available to Civil Union Partners.	California Colorado Hawaii Illinois New Jersey Rhode Island
Minimum Contract Value	The minimum remaining contract value after a partial withdrawal must be $2,000.	New York Texas
Nursing Home Waiver	The Nursing Home Waiver is not available for contracts.	California Connecticut Massachusetts Missouri Pennsylvania
E-1

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Polaris Income Plus Daily Flex Polaris Income Plus Flex	Charge will be deducted pro-rata from Variable Portfolios only.	Connecticut Hawaii Missouri New York Oregon Texas Washington Vermont Virginia
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
E-2

Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:

Return to: Issuing Company
Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

Prospectus
April 30, 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in all states except in New York where it is issued by
The United States Life Insurance Company in the City of New York
in connection with
VARIABLE SEPARATE ACCOUNT
and
FS VARIABLE SEPARATE ACCOUNT
This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust and SunAmerica Series Trust.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated April 30, 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Important Information About Living Benefits: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to the Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.
If you elected Polaris Income Plus Flex, there is an incentive if you wait 12 years before activating Lifetime Income. However, prior to activating Lifetime Income, if a withdrawal reduces contract value to zero, the contract will be terminated including any optional benefits and features. The longer you wait before activating Lifetime Income, the less time you will have to benefit from the guarantees of the Living Benefit due to decreasing life expectancy. Therefore, there is a likelihood that you will have paid for a benefit that does not result in maximizing payments under the benefit.
If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit features.
If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see “Are there investment requirements if I elect a living benefit?” under OPTIONAL LIVING BENEFITS for details. If you purchased your contract prior to April 30, 2020, please see Appendix F for applicable terms to your contract.
UNDERLYING FUNDS:	Managed by:
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC
Franklin Income VIP Fund	Franklin Advisers, Inc.
(Underlying Funds continued on next page)

UNDERLYING FUNDS:	Managed by:
Goldman Sachs VIT Government Money Market Fund§	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio§	Pacific Investment Management Company LLC
SA AB Growth Portfolio	AllianceBernstein L.P.
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.
SA Allocation Balanced Portfolio	SunAmerica Asset Management, LLC
SA Allocation Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Portfolio	SunAmerica Asset Management, LLC
SA American Funds Asset Allocation Portfolio	Capital Research and Management Company*
SA American Funds Global Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth-Income Portfolio	Capital Research and Management Company*
SA American Funds VCP Managed Allocation Portfolio§	Capital Research and Management Company*
SA BlackRock VCP Global Multi Asset Portfolio§	BlackRock Investment Management, LLC
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio§	Dimensional Fund Advisors LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio1 §	Federated Investment Management Company
SA Fidelity Institutional AM® International Growth Portfolio	FIAM LLC
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
SA Fixed Income Index Portfolio# §	SunAmerica Asset Management, LLC
SA Fixed Income Intermediate Index Portfolio# §	SunAmerica Asset Management, LLC
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC[4]
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.
SA Global Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 75/25 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International
SA Goldman Sachs Multi-Asset Insights Portfolio#	Goldman Sachs Asset Management, L.P.
SA Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 80/20 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA International Index Portfolio#	SunAmerica Asset Management, LLC
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA Invesco VCP Equity-Income Portfolio§	Invesco Advisers, Inc.
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan MFS Core Bond Portfolio§	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC
SA Large Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA Legg Mason Tactical Opportunities Portfolio#	QS Investors, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio#	Massachusetts Financial Services Company
SA Mid Cap Index Portfolio	SunAmerica Asset Management, LLC
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.[2]
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
SA PIMCO VCP Tactical Balanced Portfolio§	Pacific Investment Management Company LLC
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
2

UNDERLYING FUNDS:	Managed by:
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Schroders VCP Global Allocation Portfolio§	Schroder Investment Management North America Inc.
SA Small Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA T. Rowe Price Asset Allocation Growth Portfolio#	T. Rowe Price Associates, Inc.
SA T. Rowe Price VCP Balanced Portfolio	T. Rowe Price Associates, Inc.
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC
SA VCP Dynamic Allocation Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Dynamic Strategy Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Index Allocation Portfolio# §	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio§	Wellington Management Company LLP
SA Wellington Real Return Portfolio§	Wellington Management Company LLP
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
[1]	On April 30, 2020, SA Federated Corporate Bond changed its name to SA Federated Hermes Corporate Bond.
[2]	On May 24, 2019, the investment manager changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc.
*	Capital Research and Management Company manages the corresponding Master Fund (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.
#	Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
§	These Underlying Funds are available investment options for the Polaris Income Plus Flex Living Benefit.
3

4

5

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company (“AGL”) or The United States Life Insurance Company in the City of New York (“US Life”) for contracts issued in New York only, the insurer that issues this contract. The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Feeder Funds - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Fund-of-Funds - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - The first NYSE business day of the month following your 95th birthday.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Master Funds - Funds of the American Funds Insurance Series in which the Feeder Funds invest.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Purchase Payments - The money you give us to buy and invest in the contract.
Purchase Payments Limit - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Secure Value Account - A Fixed Account, available only with election of certain Living Benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust, and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

6

Highlights

The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.
Free Look: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. Please see FREE LOOK in the prospectus.
Expenses: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, or 4 complete years if you elected the Early Access feature, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. Please see the FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT and EXPENSES in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½.
As noted above under Expenses, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.
Optional Living Benefits: You may elect one of the optional Living Benefits available under your contract for an additional fee. These Living Benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional Living Benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.
You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. Please see OPTIONAL LIVING BENEFITS in the prospectus.
Death Benefit: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

7

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. If you are electing a living benefit, you may be purchasing this variable annuity as a long term investment. You should consider whether any benefits of electing the optional Early Access feature with a shorter withdrawal charge schedule and a higher Separate Account charge would outweigh this product’s longer withdrawal charge schedule and a lower Separate Account charge, particularly if you are seeking guaranteed income. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and received from certain investment advisers of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.
8

Fee Table FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 9, 2019

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus Flex
Polaris Income Plus Daily Flex
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%

Lifetime Income Option Change Fee[6]	0.25%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[7]	Maximum[8]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.
9

Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.  Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*	The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
6  If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust under which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
10

FEE TABLE FOR CONTRACTS ISSUED BETWEEN OCTOBER 9, 2017 AND SEPTEMBER 8, 2019

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
Without Early Access feature	8%	7%	6%	5%	4%	3%	2%	0%
With Early Access feature	8%	7%	6%	5%	0%	0%	0%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Other Optional Features
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Early Access Fee[4]	0.40%
Living Benefits5
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus
Polaris Income Builder
(Polaris Income Builder is not available for election after May 1, 2018)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.00%	2.50%
Two Covered Persons	1.25%	2.50%
Polaris Income Plus Daily
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.15%	2.50%
Two Covered Persons	1.35%	2.50%
Polaris Income Plus Flex
Polaris Income Plus Daily Flex
(Polaris Income Plus Flex and Polaris Income Plus Daily Flex became available in certain states on or after May 1, 2019)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%

Lifetime Income Option Change Fee[7]	0.25%

11

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[8]	Maximum[9]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:
Contract Year
1-4	0.40%
5+	none
5  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to April 30, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for a description of the Living Benefit you may have elected.
6  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*	The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). For Polaris Income Plus Flex and Polaris Income Plus Daily Flex only, if you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625%[(0.40% + 0.25%)/4] for the first Benefit Quarter immediately following the Activation Date.
7  If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.
8  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
9  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust under which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
12

Fee Table FOR CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
Without Early Access feature	8%	7%	6%	5%	4%	3%	2%	0%
With Early Access feature	8%	7%	6%	5%	0%	0%	0%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Other Optional Features
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Early Access Fee[4]	0.40%
Living Benefits5
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus
Polaris Income Builder
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.00%	2.20%
Two Covered Persons	1.35%	2.70%
Polaris Income Plus Daily
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.15%	2.20%
Two Covered Persons	1.45%	2.70%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[7]	Maximum[8]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

13

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:
Contract Year
1-4	0.40%
5+	none
5  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to April 30, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for a description of the Living Benefit you may have elected.
6  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for applicable formula.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*	The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
14

Fee Table FOR CONTRACTS ISSUED between May 1, 2016 and April 30, 2017

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
Without Early Access feature	8%	7%	6%	5%	4%	3%	2%	0%
With Early Access feature	8%	7%	6%	5%	0%	0%	0%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.30%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Other Optional Features
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Early Access Fee[4]	0.40%
Living Benefits5
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus
Polaris Income Builder
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.00%	2.50%
Two Covered Persons	1.25%	2.50%
Polaris Income Plus Daily
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.15%	2.50%
Two Covered Persons	1.35%	2.50%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[7]	Maximum[8]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

15

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:
Contract Year
1-4	0.40%
5+	none
5  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to April 30, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for a description of the Living Benefit you may have elected.
6  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for applicable formula.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*	The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
16

Fee Table FOR CONTRACTS ISSUED between January 23, 2012 and April 30, 2016

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.30%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus
Polaris Income Builder
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[6]	Maximum[7]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.
17

Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to April 30, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for a description of the Living Benefit you may have elected.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for applicable formula.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*	The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
6  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
7  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
18

Fee Table FOR CONTRACTS ISSUED between July 18, 2011 and January 22, 2012

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.30%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Combination HV & Roll-Up	0.65%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
SunAmerica Income Plus
SunAmerica Income Builder
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[6]	Maximum[7]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.
19

Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to April 30, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for a description of the Living Benefit you may have elected.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for applicable formula.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*	The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
6  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
7  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
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Fee Table FOR CONTRACTS ISSUED prior to July 18, 2011

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	7%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	7%	6%	5%	4%	3%	2%	0%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (for contracts purchased on or after June 20, 2011) (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Contract Maintenance Fee (for contracts purchased prior to June 20, 2011) (The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.)	$35
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.30%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Combination HV & Roll-Up	0.65%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
SunAmerica Income Plus
SunAmerica Income Builder
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum[6]	Maximum[7]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

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Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.30%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.30% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to April 30, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for a description of the Living Benefit you may have elected.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020 for applicable formula.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*	The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
6  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
7  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
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Maximum and Minimum Expense Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.
Example Assumptions
The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.
The Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming separate account annual expenses of 1.95% (including the Maximum Anniversary Value death benefit and the Early Access feature), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.11%*)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,243	$2,388	$3,049	$5,953
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$443	$1,788	$3,049	$5,953
Minimum Expense Examples
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.46%**)

(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$966	$1,120	$1,299	$1,963
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$166	$520	$899	$1,963

Additional Expense Example Information
1.	We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2.	If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.
3.	The Maximum Expense Example with election of the Early Access feature reflect the Early Access withdrawal charge schedule and the applicable feature fee. The Early Access feature is not available for election after April 30, 2019.
4.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
*	The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 1.14% fee waiver.
** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.03% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.
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The Polaris Platinum III
Variable Annuity

This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Optional Living Benefit: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.
The following feature may not be available through your broker-dealer:
Early Access: For a fee, you may elect the optional Early Access feature, which reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. Please see ACCESS TO YOUR MONEY.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing a Polaris Platinum III
Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
85	80*	80
*	If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. Please see OPTIONAL LIVING BENEFITS.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or financial representative as, they may not be able to fully benefit from certain benefits and features of the contract such as the optional Living Benefits, if applicable, and spousal continuation of the death benefit.
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Please see the Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.
Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.
Minimum Initial and Subsequent Purchase Payments
	Minimum Initial Purchase Payment(1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
Qualified(2)	$4,000	$500	$100
Non-Qualified(2)	$10,000	$500	$100
(1)	If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
(2)	These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. For further explanation, please see TAXES.
Purchase Payment Restrictions
We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. The attained age restrictions to add subsequent Purchase Payments may vary depending on your election of an optional Living Benefit or optional death benefit as follows:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
86	81	81
We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).
We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
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•	Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.
Submission of Purchase Payments
Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.
Regular Mail:
Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357
Express Delivery:
Overnight deliveries of Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
Electronic Transmission:
We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us.
Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.
Purchase Payment Pricing Date
We allocate your Purchase Payment as of the date such Purchase Payment is priced.
•	An initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.
If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Early Access Feature
Effective May 1, 2019, the Early Access feature is no longer available for election.
For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios in contract years 1-4, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from
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7 years to 4 years. The fee for this feature terminates on your fifth contract anniversary. Please see chart and EXPENSES below.
Contract Year	1-4	5+
Optional Early Access Feature Fee	0.40%	none
The Early Access feature was available on contracts issued between May 2, 2016 and April 30, 2019.
Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.
The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.
Example:
We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Free Look
You may cancel your contract within ten days after receiving it. We call this a “free look.” Your state may require a longer free look period. Please check your contract or with your financial representative.
To cancel, mail the contract along with your written free look request to:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period we will refund the following:
•	The value of your contract on the day we receive your request in Good Order if received before Market Close.
•	The value of your contract on the next NYSE business day, if the free look request is received after Market Close.
IRA and State Free Look Restrictions
Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:
(1)	Purchase Payments; or
(2)	the value of your contract on the day we receive your request in Good Order.
With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.
Please see your contract and Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for information about the free look period in your state.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
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Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
•	Secure Value Account (optional Living Benefit only)
If you elect an optional Living Benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. Please see Investment and Rebalancing Requirements in the OPTIONAL LIVING BENEFITS section. If you purchased your contract prior to April 30 2020, please see Appendix F for applicable terms regarding your investment options.
Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.
Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Cash
Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your financial representative regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer
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satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Fund-of-Funds
Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.
Master-Feeder Funds
Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.
Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors (“Board”) of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.
Volatility Control Funds
Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds’ overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.
These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).
Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund’s investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.
Goldman Sachs Variable Insurance Trust — Class Service Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust (“GST”).
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
PIMCO Variable Insurance Trust — Class  Advisor Shares
Pacific Investment Management Company LLC is the investment advisor to PIMCO Variable Insurance Trust (“PVIT”).
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust (“AST”).
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Seasons Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust (“SST”).
SunAmerica Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.
SAST Master-Feeder Funds
Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.
All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series (“AFIS”), which invests directly in individual securities.
If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for more discussion of the Master-Feeder structure.
SA VCP Dynamic Allocation Portfolio and
SA VCP Dynamic Strategy Portfolio
SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the “Dynamic Allocation Portfolio”) and Dynamic Strategy Portfolio (“Dynamic Strategy Portfolio”). AllianceBernstein L.P. is the subadvisor (the “Subadvisor”) of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The
Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.
SA American Funds VCP Managed Allocation Portfolio
SA BlackRock VCP Global Multi Asset Portfolio
SA Invesco VCP Equity-Income Portfolio
SA PIMCO VCP Tactical Balanced Portfolio
SA Schroders VCP Global Allocation Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Index Allocation Portfolio
The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the Living Benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the applicable prospectuses and Statements of Additional Information of the SunAmerica Series Trust and the American Funds Insurance Series Master Fund for details.
Please see next page for available Variable Portfolios which are grouped by asset class and listed alphabetically.
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ASSET ALLOCATION
Underlying Funds	Managed by:	Trust
Franklin Allocation VIP Fund[1]	Franklin Templeton Services, LLC	FTVIPT
Franklin Income VIP Fund	Franklin Advisers, Inc.	FTVIPT
SA Allocation Balanced Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA American Funds Asset Allocation Portfolio[2]	Capital Research and Management Company	SAST
SA Global Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 75/25 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Multi-Asset Insights Portfolio	Goldman Sachs Asset Management, L.P.	SAST
SA Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 80/20 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason Tactical Opportunities Portfolio	QS Investors, LLC	SAST
SA MFS Total Return Portfolio[3]	Massachusetts Financial Services Company	SAST
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC	AST
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC	SST
SA T. Rowe Price Asset Allocation Growth Portfolio	T. Rowe Price Associates, Inc.	SAST
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP	AST
[1]	This Underlying Fund is a Fund-of-Funds.
[2]	This Underlying Fund is a Master-Feeder fund.
[3]	SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
BOND
Underlying Funds	Managed by:	Trust
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC	PVIT
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC	PVIT
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond Portfolio	Federated Investment Management Company	SAST
SA Fixed Income Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fixed Income Intermediate Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP	AST
SA Wellington Real Return Portfolio	Wellington Management Company LLP	SST
CASH
Underlying Funds	Managed by:	Trust
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P.	GST
STOCK
Underlying Funds	Managed by:	Trust
Invesco V.I. American Franchise Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC	LASF
SA AB Growth Portfolio	AllianceBernstein L.P.	SAST
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.	SAST
SA American Funds Global Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth-Income Portfolio[5]	Capital Research and Management Company	SAST
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street Portfolio[4]	SunAmerica Asset Management, LLC	SAST
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® International Growth	FIAM LLC	SAST
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Underlying Funds	Managed by:	Trust
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC	SAST
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC	SAST
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST
SA International Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.	SAST
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC	SAST
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust Portfolio[4]	Massachusetts Financial Services Company	SAST
SA Mid Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.	SAST
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC	SAST
SA Small Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC	SAST
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated	SAST
[4]	Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
[5]	This Underlying Fund is also a Master-Feeder fund.
VOLATILITY CONTROL FUNDS
Underlying Funds	Managed by:	Trust
SA American Funds VCP Managed Allocation Portfolio[5,6]	Capital Research and Management Company	SAST
SA BlackRock VCP Global Multi Asset Portfolio[6]	BlackRock Investment Management, LLC	SAST
SA Invesco VCP Equity-Income Portfolio	Invesco Advisers, Inc.	SAST
SA PIMCO VCP Tactical Balanced Portfolio	Pacific Investment Management Company LLC	SAST
SA Schroders VCP Global Allocation Portfolio	Schroder Investment Management North America	SAST
SA T. Rowe Price VCP Balanced Portfolio	T. Rowe Price Associates, Inc.	SAST
SA VCP Dynamic Allocation Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Dynamic Strategy Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Index Allocation Portfolio[6]	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.	SAST
[5]	This Underlying Fund is also a Master-Feeder fund.
[6]	A portion of this Underlying Fund is a Fund-of-Funds.
You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.
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Effective February 6, 2017, the Polaris Portfolio Allocator Program and 50%-50% Combination Model Program are no longer offered. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see more information on the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 in Appendix I.
Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.
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Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.
Secure Value Account
If you elect a Living Benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. Please see GENERAL ACCOUNT below.
Dollar Cost Averaging Fixed Accounts
Purchase Payments
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
2-Year*	$2,400
*	2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed
Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
If you elected the Early Access feature in some states, you may not invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six
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months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$7.50	100
2	$5.00	150
3	$10.00	75
4	$7.50	100
5	$5.00	150
6	$7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you have not elected an optional Living Benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
Mandatory Rebalancing with Election of a Living Benefit
If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. Please see OPTIONAL LIVING BENEFITS below.
Automatic asset rebalancing will continue if it is a requirement of an optional Living Benefit that remains in effect pursuant to your Spousal Beneficiary’s election of Spousal Continuation.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the
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modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.
Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
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Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period (“12-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.
•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous twelve months (from August 20, 2019 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through August 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.
Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract
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Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.
Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
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Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$2,500(2)
Systematic Withdrawal	$100	$2,500(2)
(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $2,500 after a withdrawal.
Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. Please see OPTIONAL LIVING BENEFITS below.
Penalty-Free Withdrawal Amount
Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.
Your maximum annual penalty-free withdrawal amount equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.
If you elect an optional Living Benefit, please see Penalty-Free Withdrawal Amount and the Living Benefit below.
Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.
The penalty-free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, please see Appendix H for details regarding the penalty-free withdrawal amount calculation.
Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date
If you elect a Living Benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base, Income Credit Base, if applicable, and future Lifetime Income. The Income Base is the basis for calculating your Lifetime Income and the Income Credit Base is the basis for calculating the Income Credit which is an amount that may increase your Income Base. Please see Glossary of Living Benefit Terms under OPTIONAL LIVING BENEFITS below.
For example, if you elected a Living Benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the Living Benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.
Assessment of Withdrawal Charges
We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.
The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. Please see WITHDRAWAL CHARGES and EXPENSES.
When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before
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those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.
If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. If you fully surrender your contract, withdrawal charges will be assessed against the amount of Purchase Payments subject to withdrawal charges. This means that, if you surrender your contract while withdrawal charges still apply, any prior penalty-free withdrawal amounts taken in the current contract year are not subtracted from the total Purchase Payments still subject to withdrawal charges. Please see EXPENSES.
Calculating Withdrawal Charges
For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.
Example:
For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:
A–(B x C)=D, where:
A=	Your contract value at the time of your request for withdrawal ($90,000)
B=	The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C=	The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
D=	Your full contract value ($84,000) available for total withdrawal
Required Minimum Distributions
If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. Please see TAXES for details regarding required minimum distributions.
Annuity Income Payments
Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. Please see ANNUITY INCOME OPTIONS.
Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Optional Living Benefit Withdrawals
Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.
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Total Withdrawals
We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.
Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.
Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.
If you elect a Living Benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate Living Benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a Living Benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. If you must take Required Minimum Distributions (RMDs) from this contract and want to ensure that these withdrawals will not permanently reduce future guaranteed withdrawal amounts on or after the Activation Date, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount under the Living Benefit or the RMD amount as calculated by our Annuity Service Center.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.
Nursing Home Waiver
If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.
•	You cannot use this waiver during the first 90 days after your contract is issued.
•	The confinement period for which you seek the waiver must begin after you purchase your contract.
•	We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.
In order to use this waiver, you must submit the following documents to the Annuity Service Center:
1)	a doctor’s note recommending admittance to a nursing home;
2)	an admittance form which shows the type of facility you entered; and
3)	the bill from the nursing home which shows that you met the 60 day confinement requirement.
Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the availability of the Nursing Home Waiver.

Optional Living Benefits

General Information Applicable to All Living Benefits
These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. The guaranteed rising income component available on Polaris Income Plus Flex offers an additional benefit to those who elect an Activation Date soon after the contract is issued. Unlike Polaris Income Plus Flex, Polaris Income Plus Daily Flex does not offer guaranteed rising income. Polaris Income Plus Daily Flex allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Please see DEATH BENEFITS below. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefits.
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Please note that not all Living Benefits, investment options and/or Income Options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a living benefit.
Certain living benefits are no longer offered or have changed since first being offered. If your contract was issued prior to April 30, 2020, please see Appendix F for details regarding those benefits.
Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Activation Date
The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. Please see SPOUSAL CONTINUATION below.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.
Benefit Quarter
Each consecutive 3 month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the Contract Issue Date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Covered Person Changes
The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.
Higher Anniversary Value
For Polaris Income Plus Flex, the current Anniversary Value that is greater than the current Income Base.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
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Income Credit
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability Prior to the Activation Date	Income Credit Availability On or After Activation Date
Polaris Income Plus Flex	5.25%	Available during the first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	Available during the first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year in which cumulative withdrawals are less than 5.25% of the Income Base
Polaris Income Plus Daily Flex	Not available
Income Credit Base
Applicable to Polaris Income Plus Flex only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Percentage
Applicable to Polaris Income Plus Flex only, a percentage of the Income Credit Base used to determine the Income Credit amount during the Income Credit Period.
Income Credit Period
Applicable to Polaris Income Plus Flex only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.
Income Option
The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.
Income Option Change
A one-time opportunity to change the Income Option of your initial Living Benefit election on the Activation Date.
Investment Requirements
In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined below under “Are there investment requirements if I elect a Living Benefit?”
Life Change Event
A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.
Lifetime Income
Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.
Minimum Income Base for Polaris Income Plus Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary if you have not activated Lifetime Income. Any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to calculate the Minimum Income Base. If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments as follows:
Minimum Income Base Period	Minimum Income Base Percentage (as a Percentage of the Purchase Payments*)
Activation Date on or after the 12th Benefit Year Anniversary	200% of Purchase Payments* received in the 1st Benefit Year, plus 100% of Purchase Payments* received after the 1st Benefit Year
*	Purchase Payments reduced proportionately for withdrawals taken prior to the Activation Date.
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Minimum Income Base for Polaris Income Plus Daily Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary during the Minimum Income Base period, as long as the Activation Date is after each Benefit Year Anniversary indicated as follows:
Minimum Income Base Period (Lifetime Income is not activated prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the Purchase Payments)
1st Benefit Year Anniversary	105%
2nd Benefit Year Anniversary	110%
3rd Benefit Year Anniversary	115%
4th Benefit Year Anniversary	120%
5th Benefit Year Anniversary	125%
6th Benefit Year Anniversary	130%
7th Benefit Year Anniversary	135%
8th Benefit Year Anniversary	140%
9th Benefit Year Anniversary	145%
10th Benefit Year Anniversary	150%
11th Benefit Year Anniversary	155%
12th Benefit Year Anniversary	160%
13th Benefit Year Anniversary	165%
14th Benefit Year Anniversary	170%
15th Benefit Year Anniversary	175%
Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. The Minimum Income Base is only available in the first 15 Benefit Years, or upon the Activation Date, if earlier.
Protected Income Payment
The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
Overview of Living Benefits
The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. Please see ANNUITY INCOME OPTIONS below.
You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. The Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the Maximum Annual Withdrawal Amount allowable under the Living Benefit.
Please see POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. You should consider each Living Benefit thoroughly and understand it completely before deciding to elect a Living Benefit.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex
How does Polaris Income Plus Flex work?
Polaris Income Plus Flex® locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year
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Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.
Polaris Income Plus Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Plus Flex, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Options (the “Income Option Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.
The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the Income Credit Percentage of 5.25% by the Income Credit Base. The Income Credit Percentage may be reduced if withdrawals are taken, as described below.
Prior to Activation Date, if withdrawals are taken, the Income Credit Percentage is not reduced, but any applicable Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.
On or after the Activation Date, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage, thereby providing a guarantee that income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.
If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. Please see “How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?”below.
How does Polaris Income Plus Daily Flex work?
Polaris Income Plus Daily Flex® offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Option (the “Income Option Change”) on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base.
Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)’ Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.
On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year’s Step-up Values and subsequent Purchase Payments, if any. Please see “How do increases to the Income Base work under Polaris Income Plus Daily Flex?” below.
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What are the differences between Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
Living Benefit Parameter	Polaris Income Plus Flex	Polaris Income Plus Daily Flex
Initial Annual Fee	1.25% One Covered Person 1.25% Two Covered Persons
Minimum Income Base	Minimum Income Base Percentage: 200% of Purchase Payments received in 1st Benefit Year
100% of Purchase Payments received after 1st Benefit Year
	Minimum Income Base Period: 12 years if Lifetime Income is NOT activated	Range of Minimum Income Base Percentage: 105% - 175% Minimum Income Base Period: Years 1-15; upon the Activation Date, no further adjustments are made to the Minimum Income Base
Income Credit – Prior to the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	N/A
Income Credit – On or After the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year on or after the Activation date in which cumulative withdrawals are less than 5.25% of the Income Base	N/A
Frequency of Step-up Values	Annual	Daily
Investment Requirements	10% in Secure Value Account 90% in Variable Portfolios (total of 19 investment options)	Allocation Structure:
10% in Secure Value Account
90% in Variable Portfolios
Asset Allocation Portfolios (38 investment options)
or
Build Your Own Allocation
(79 investment options that cross 12 asset classes)
What determines the amount I can receive each year?
The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) and whether your contract value is greater than or equal to zero on the Activation Date.
While the contract value is greater than zero and on or after the Activation Date, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) on the Activation Date.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) on the Activation Date. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?”and “What happens to my living benefit upon the Latest Annuity Date?”below.
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Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
POLARIS INCOME PLUS FLEX
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	3.50% / 3.00%(2)	3.50% / 3.00%(2)	2.75% / 2.75%
One Covered Person (Age 60 - 64)	4.50% / 3.00%(2)	4.50% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	3.00% / 3.00%(3)	3.00% / 3.00%(3)	2.50% / 2.50%
Two Covered Persons (Age 60 - 64)	4.00% / 3.00%(3)	4.00% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.
POLARIS INCOME PLUS DAILY FLEX
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	3.25% / 2.75%(2)	3.25% / 2.75%(2)	2.50% / 2.50%
One Covered Person (Age 60 - 64)	4.25% / 2.75%(2)	4.25% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	2.75% / 2.75%(3)	2.75% / 2.75%(3)	2.25% / 2.25%
Two Covered Persons (Age 60 - 64)	3.75% / 2.75%(3)	3.75% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

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Investment Requirements for Polaris Income Plus Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Flex, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account	Asset Allocation Portfolios
Up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
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Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin U.S. Equity Smart Beta
SA Large Cap Index
SA MFS Massachusetts Investors Trust
SA Oppenheimer Main Street Large Cap
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Dogs of Wall Street
SA JPMorgan Equity-Income
SA Large Cap Value Index
SA Legg Mason BW Large Cap Value
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
SA WellsCap Aggressive Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA Putnam International Growth and Income
SA Templeton Foreign Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*	You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**	You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***	You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
How do my investment requirements impact my feature and contract?
Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and
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potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus Flex?
The Lifetime Income offered by Polaris Income Plus Flex is calculated by considering the factors described below.
First,we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second,we determine if the Anniversary Value is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Third,we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Fourth,if you do not activate Lifetime Income before the 12th Benefit Anniversary, the guaranteed Minimum Income Base amount will be available in the Income Base calculation on the 12th Benefit Anniversary. Any withdrawals taken prior to activating Lifetime Income on or after the 12th Benefit Year Anniversary will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year and a percentage of Purchase Payments received after the first Benefit Year. These percentages are provided above in the Glossary of Living Benefit Defined Terms. If you activate Lifetime Income before the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.
Fifth,we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is
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reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Sixth, we determine the Income Credit.
The Income Credit amount is equal to 5.25% (Income Credit Percentage”) multiplied by the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.
On or after the Activation Date, the Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 5.25% of the Income Base. For example, if you are age 65, have activated Lifetime Income, elected Polaris Income Plus Flex Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 5.25% to 1.25%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the Income Option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero.
Seventh, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Eighth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?” below.
Please see APPENDIX D for detailed numerical examples of how your Living Benefit is calculated.
What are the factors used to calculate Polaris Income Plus Daily Flex?
The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.
First, we determine the Step-up Values which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the Glossary of Living Benefit Defined Terms. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.
Fourth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
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The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” below.
Please see APPENDIX D for detailed numerical examples of how your Living Benefit is calculated.
How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Higher Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
How do increases to the Income Base work under Polaris Income Plus Daily Flex?
Prior to the Activation Date, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.
Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.
On or after the Activation Date, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.
What are the effects of withdrawals on Polaris Income Plus Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit
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amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
What are the effects of withdrawals on Polaris Income Plus Daily Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in
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your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Minimum Income Base: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Anniversary.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
How can I change my Income Option Election?
You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, an annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.
What is the fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly
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basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. Please see APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:
Polaris Income Plus Flex Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF
THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.
For Polaris Income Plus Flex, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit because the Income Credit may increase the Income Base. When taking Lifetime Income, the Income Credit will be reduced by the Maximum Annual Withdrawal Amount and may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.
For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
Prior to the Activation Date,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.
On or after the Activation Date,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
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If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, for Polaris Income Plus Flex, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

Additional important information
applicable to all optional living benefits

When and how may I elect a Living Benefit?
You may elect a Living Benefit at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	45	80
Joint Owners(3)	45	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
What are the allowable changes to Covered Person(s) prior to the Activation Date?
You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.
•	Marriage – If there is one Covered Person, you may add your spouse as the second Covered Person;
•	Divorce – If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;
•	Death – Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.
What are the allowable changes to Covered Person(s) on the Activation Date?
Number of Owners and Covered Persons	Allowed Changes to Covered Person(s) on the Activation Date
Single Owned Contract & One Covered Person	Add Spouse as the second Covered Person
Single Owned Contract & Two Covered Persons(1)	Remove or Change the second Covered Person who is not the Single Owner
Jointly Owned Contract & One Covered Person	Add Joint Owner as the second Covered Person
Jointly Owned Contract & Two Covered Persons(1)	Remove or Change either Covered Person
(1)	You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.
Your Lifetime Income will change as a result of removing or adding a Covered Person(s).
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
Prior to the Activation Date, Required Minimum Distributions (“RMD”) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.
On or after the Activation Date, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Please see “What are the effects of
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withdrawals on Polaris Income Plus Flex?”and“What are the effects of withdrawals on Polaris Income Plus Daily Flex?”above.
Any withdrawal taken before you activate Lifetime Income (including RMDs) will result in a reduction of the amount of future withdrawals of the Maximum Annual Withdrawal Amount (MAWA).
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
If you have elected Polaris Income Plus Flex and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 5.25% of the Income Base, an Income Credit equal to the difference between the RMD and 5.25% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 5.25% of the Income Base, no Income Credit will be included in the calculation of the Income Base..
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?
Prior to the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
On or after the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, without the Living Benefit.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?
Prior to the Activation Date, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum
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Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.
On or after the Activation Date, upon the first of the two Covered Person’s death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.
The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. Please see “How does Polaris Income Plus Flex work?” and “How does Polaris Income Plus Daily Flex work?” above.
For Polaris Income Plus Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was not activated during the first 12 Benefit Years following the Benefit Effective Date.
For Polaris Income Plus Daily Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit
Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. Please see DEATH BENEFITS below.
What happens to my Living Benefit upon the Latest Annuity Date?
On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:
1.	Annuitize by selecting from choices a. or b. below:
a.	elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract’s annuity provisions as described under ANNUITY INCOME OPTIONS; or
b.	elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or
2.	Fully surrender your Contract
Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.
An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits
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under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Flex or Polaris Income Plus Daily Flex?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of any Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or
(v)	On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or
(vi)	Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vii)	A change that removes all of the original Covered Persons from the contract; or
(viii)	A Change of the Owner or Assignment; or
(ix)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

Marketlock Income Plus, Marketlock for Life Plus and Marketlock for life
SECOND Extension Parameters

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock
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For Life Plus living benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.
If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock for Life). Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.
For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020. Please see APPENDIX J – MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE EXTENSION PARAMETERS for first extension parameters.
How do I elect the second Extension?
If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period, however the Income Credit Period will no longer continue.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the second Extension?
If you elect MarketLock Income Plus second Extension, the fee for the living benefit will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%
If you elect MarketLock For Life Plus second Extension, the fee for the living benefit will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%
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If you elect MarketLock For Life second Extension, the fee for the living benefit will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%
What are the investment requirements if I elect the second Extension?
If you elect the second Extension for MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:
Option 1	Up to 100% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
or
Combination Allocations*:
Combination Allocation 1, Combination Allocation 2 or Combination Allocation 3
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in APPENDIX I — POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017.
Option 4	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Hermes Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 35%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth
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Death Benefits

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.
Certain death benefit options are either no longer offered or have changed since first being offered. If your contract was purchased between May 1, 2017 and September 8, 2019, please see Appendix K for details regarding those death benefit options. If your contract was issued prior to May 1, 2017, please see Appendix G for details regarding those death benefit options.
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.
Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
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In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner of the contract.
Note:  If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
If the beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.
The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.
•	No Purchase Payments are permitted.
•	Living benefits and optional death benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
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Expenses
We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.
Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES.
Investment Options
•	The Beneficiary may transfer funds among the available Variable Portfolios;
•	Variable Portfolios may differ from those available to the original Owner;
•	Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and
•	Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.
Inherited Account Program
The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their inherited IRA to fund a new contract issued by the Company.
•	The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.
•	The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.
•	Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.
•	Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•	Inherited Account and Required Minimum Distribution Election Form; and
•	New contract application
Restrictions on Inherited Account Program
•	No Purchase Payments are permitted after the contract has been issued.
•	Optional Living Benefits cannot be elected under the Inherited Account Program.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
Expenses
The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.
Investment Options
All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Death Benefit Defined Terms
The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
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•	Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.
The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.
Death Benefit Options
Contract Value Death Benefit
The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.
The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.
Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Return of Purchase Payment Death Benefit
For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.
The following describes the Return of Purchase Payment death benefit without election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments.
The following describes the Return of Purchase Payment death benefit with election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
Maximum Anniversary Value Death Benefit
For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.
The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
The following describes the Maximum Anniversary Value death benefit without election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
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The following describes the Maximum Anniversary Value death benefit with election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the
Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see Appendix B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Please see APPENDIX K – DEATH BENEFITS AND SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND APRIL 30, 2019 and APPENDIX G – DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 for details regarding those benefits.
Please see OPTIONAL LIVING BENEFITS above for information on the effect of Spousal Continuation on these benefits.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Withdrawal Charges
•	Underlying Fund Expenses
•	Contract Maintenance Fee
•	Transfer Fee
•	Optional Living Benefit Fee
•	Optional Death Benefit Fee
•	Optional Early Access Feature Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your
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investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Separate Account Charges	1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)
The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Withdrawal Charges
The contract provides a penalty-free withdrawal amount every contract year. Please see ACCESS TO YOUR MONEY above. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.
We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access was elected, or seven complete years if the Early Access feature was not elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract.
Withdrawal Charge with election of the Early Access feature:
Years Since Purchase Payment Receipt	1	2	3	4	5+
Withdrawal Charge	8%	7%	6%	5%	0%
Withdrawal Charge without the election of Early Access:
Years Since Purchase Payment Receipt	1	2	3	4	5	6	7	8+
Withdrawal Charge	8%	7%	6%	5%	4%	3%	2%	0%
If your contract was issued prior to July 18, 2011, please see Appendix H for the Withdrawal Charge Schedule.
When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. Please see ACCESS TO YOUR MONEY above.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.
Withdrawals made prior to age 59½ may result in tax penalties. Please see TAXES below.
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Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.
12b-1 Fees
Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class Advisor shares of PIMCO Variable Insurance Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Contract Maintenance Fee
During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.
If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for the state-specific Contract Maintenance Fee.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional Living Benefit Fees
The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The Living Benefit fee is charged and received by the Company in consideration of the Living Benefit guarantees provided to you.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.
We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
Polaris Income Plus Flex Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a
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percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee.
Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FLEX AND POLARIS INCOME PLUS DAILY FLEX FEE.
If your contract was issued prior to April 30, 2020, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO APRIL 30, 2020, for applicable fees.
Return of Purchase Payment Death Benefit Fee
If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Maximum Anniversary Value Death Benefit Fee
If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Optional Early Access Feature Fee
The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.
Contract Year	1-4	5+
Optional Early Access Feature Fee	0.40%	none
The Early Access feature was available on contracts issued prior to May 1, 2019.
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company’s and its affiliates’ variable contracts, and the agents’ and registered representatives’ immediate family members; (3) trustees of mutual funds offered in the Company’s and its affiliates’ variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract.
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This means that the additional amount will generally be 6.00% (5.00% if you elected Early Access) of the initial Purchase Payment.
Certain broker-dealers may limit crediting this additional amount to employees only.

Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
Commissions. Registered representatives of affiliated and unaffiliated broker-dealers (“selling firms”) licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED above.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates
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thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
Rule 12b-1 or Service Fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund’s investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds’ net asset value and the amount of assets invested.
Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your financial representative and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company’s final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.
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How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the living and death benefits if I annuitize?
If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. Please see OPTIONAL LIVING BENEFITS and DEATH BENEFITS above.
Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years
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may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Please see OPTIONAL LIVING BENEFITS above for annuity income options available under the Living Benefits.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury
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Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
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Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available with your annuity.
Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
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Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).
Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
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•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949), or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.
Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.
Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or Living Benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are
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purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Tax Treatment of Optional Living Benefits
Generally, we will treat amounts credited to the contract value under the optional Living Benefit guarantees, for income tax purposes, as earnings in the contract. Thus, payments of Living Benefits are treated as taxable withdrawals to the extent there are taxable gains in the contract value. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional Living Benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional Living Benefit.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will
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remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.
Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority
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(“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”), a former affiliate of AGL, merged with and into AGL (“AGL Merger”). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.
The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.
Contracts are issued by AGL in all states, except New York, where they are issued by US Life.
The United States Life Insurance Company in the City of New York
The United States Life Insurance Company in the City of New York (“US Life”) is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.
Effective December 31, 2011, First SunAmerica Life Insurance Company (“First SunAmerica”), a former affiliate of US Life, merged with and into US Life (“US Life Merger”). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.
The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.
Ownership Structure of the Company
AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s and US Life’s operations.
American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.
Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile;
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and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
The Separate Account
Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.
These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a Living Benefit allocate their Purchase Payments in accordance with specified investment parameters.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company and the Separate Account
The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.
Instructions to Obtain Financial Statements
The financial statements of the Company and Separate Account are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
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Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
82

Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the Volatility Index (“VIX”)
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
83

Appendix A – Condensed Financial Information

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York)

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.523	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$10.813	(a)$13.204
	(b)$8.443	(b)$9.089	(b)$8.772	(b)$9.922	(b)$12.044	(b)$12.148	(b)$11.173	(b)$12.403	(b)$10.773	(b)$12.068
Ending AUV	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$10.813	(a)$13.204	(a)$15.645
	(b)$9.089	(b)$8.772	(b)$9.922	(b)$12.044	(b)$12.148	(b)$11.173	(b)$12.403	(b)$10.773	(b)$12.068	(b)$14.185
Ending Number of AUs	(a)305,497	(a)583,043	(a)555,601	(a)617,081	(a)755,589	(a)616,339	(a)551,897	(a)15	(a)14,524	(a)28,370
	(b)15	(b)13,720	(b)13,350	(b)17,141	(b)14,720	(b)14,317	(b)13,132	(b)14	(b)12,350	(b)11,429

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.454	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725
	(b)$9.378	(b)$10.363	(b)$10.405	(b)$11.494	(b)$12.845	(b)$13.179	(b)$12.012	(b)$13.433	(b)$14.449	(b)$13.559
Ending AUV	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725	(a)$16.894
	(b)$10.363	(b)$10.405	(b)$11.494	(b)$12.845	(b)$13.179	(b)$12.012	(b)$13.433	(b)$14.449	(b)$13.559	(b)$15.432
Ending Number of AUs	(a)587,958	(a)1,614,375	(a)2,098,825	(a)2,132,029	(a)2,363,425	(a)2,356,364	(a)2,253,529	(a)0	(a)13,532	(a)89,611
	(b)5,099	(b)35,105	(b)29,071	(b)32,331	(b)26,318	(b)27,764	(b)25,803	(b)21,232	(b)21,012	(b)20,310

Goldman Sachs VIT Government Money Market Fund – GST Service Class Share (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.875	(b)$9.733	(b)$9.685
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894	(a)$9.965
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.875	(b)$9.733	(b)$9.685	(b)$9.676
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,170,077	(a)274,196	(a)499,593	(a)725,904
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)160,945	(b)0	(b)13,967	(b)34,933

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.054	(a)$11.863	(a)$10.961	(a)$12.269	(a)$16.931	(a)$18.078	(a)$18.692	(a)$18.823	(a)$24.145	(a)$22.939
	(b)$9.982	(b)$11.658	(b)$10.623	(b)$11.813	(b)$16.035	(b)$17.010	(b)$17.474	(b)$17.483	(b)$21.781	(b)$20.527
Ending AUV	(a)$11.863	(a)$10.961	(a)$12.269	(a)$16.931	(a)$18.078	(a)$18.692	(a)$18.823	(a)$24.145	(a)$22.939	(a)$30.937
	(b)$11.658	(b)$10.623	(b)$11.813	(b)$16.035	(b)$17.010	(b)$17.474	(b)$17.483	(b)$21.781	(b)$20.527	(b)$27.463
Ending Number of AUs	(a)54,048	(a)132,872	(a)123,702	(a)109,309	(a)114,164	(a)95,315	(a)106,404	(a)0	(a)778	(a)61,704
	(b)9	(b)4,937	(b)623	(b)0	(b)0	(b)0	(b)2,118	(b)2,118	(b)0	(b)3,536

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.362	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174
	(b)$8.311	(b)$9.430	(b)$9.053	(b)$10.558	(b)$14.047	(b)$15.029	(b)$13.826	(b)$15.863	(b)$18.292	(b)$15.718
Ending AUV	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174	(a)$21.212
	(b)$9.430	(b)$9.053	(b)$10.558	(b)$14.047	(b)$15.029	(b)$13.826	(b)$15.863	(b)$18.292	(b)$15.718	(b)$19.260
Ending Number of AUs	(a)1,361,769	(a)3,289,778	(a)3,527,130	(a)3,272,884	(a)3,241,381	(a)3,343,626	(a)3,215,414	(a)0	(a)14,851	(a)88,747
	(b)44,446	(b)82,099	(b)92,931	(b)85,731	(b)78,531	(b)72,075	(b)63,316	(b)55,575	(b)53,341	(b)44,848

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.977	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175
	(b)$8.920	(b)$9.814	(b)$9.406	(b)$10.548	(b)$13.839	(b)$14.924	(b)$14.151	(b)$16.575	(b)$18.538	(b)$15.707
Ending AUV	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175	(a)$21.198
	(b)$9.814	(b)$9.406	(b)$10.548	(b)$13.839	(b)$14.924	(b)$14.151	(b)$16.575	(b)$18.538	(b)$15.707	(b)$19.231
Ending Number of AUs	(a)1,543,848	(a)3,878,109	(a)4,391,782	(a)3,990,342	(a)3,854,008	(a)3,840,233	(a)3,636,060	(a)0	(a)11,057	(a)63,415
	(b)69,419	(b)110,493	(b)110,609	(b)102,557	(b)96,992	(b)93,976	(b)82,413	(b)65,944	(b)59,865	(b)51,118

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.910	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503
	(b)$7.867	(b)$9.058	(b)$8.343	(b)$9.171	(b)$12.223	(b)$12.905	(b)$12.293	(b)$14.120	(b)$15.701	(b)$14.142
Ending AUV	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503	(a)$18.772
	(b)$9.058	(b)$8.343	(b)$9.171	(b)$12.223	(b)$12.905	(b)$12.293	(b)$14.120	(b)$15.701	(b)$14.142	(b)$16.989
Ending Number of AUs	(a)677,384	(a)1,866,796	(a)2,173,904	(a)1,888,694	(a)1,734,729	(a)1,615,549	(a)1,403,219	(a)0	(a)1,568	(a)55,431
	(b)18,975	(b)50,607	(b)53,403	(b)46,751	(b)41,253	(b)42,200	(b)37,910	(b)35,001	(b)21,686	(b)19,883

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Emerging Markets Bond Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.253
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.178
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,761
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

PIMCO Total Return Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.002
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.874
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)77,181
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA AB Growth – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.759	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411
	(b)$9.664	(b)$10.374	(b)$9.892	(b)$11.283	(b)$15.172	(b)$16.944	(b)$18.442	(b)$18.549	(b)$23.954	(b)$23.972
Ending AUV	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411	(a)$35.128
	(b)$10.374	(b)$9.892	(b)$11.283	(b)$15.172	(b)$16.944	(b)$18.442	(b)$18.549	(b)$23.954	(b)$23.972	(b)$31.631
Ending Number of AUs	(a)31,223	(a)110,822	(a)216,259	(a)193,980	(a)223,689	(a)351,582	(a)368,391	(a)3,274	(a)18,161	(a)113,043
	(b)14	(b)940	(b)2,696	(b)2,766	(b)6,919	(b)9,013	(b)6,998	(b)2,690	(b)6,905	(b)6,033

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.864	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507
	(b)$9.800	(b)$12.063	(b)$10.858	(b)$12.597	(b)$16.982	(b)$18.129	(b)$16.700	(b)$20.415	(b)$22.584	(b)$18.752
Ending AUV	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507	(a)$24.269
	(b)$12.063	(b)$10.858	(b)$12.597	(b)$16.982	(b)$18.129	(b)$16.700	(b)$20.415	(b)$22.584	(b)$18.752	(b)$22.016
Ending Number of AUs	(a)1,412,358	(a)3,884,706	(a)4,290,770	(a)3,783,732	(a)3,499,705	(a)3,520,275	(a)2,976,295	(a)2,802	(a)18,969	(a)68,100
	(b)44,449	(b)96,712	(b)103,332	(b)86,267	(b)77,530	(b)77,139	(b)66,961	(b)57,709	(b)49,440	(b)47,240

SA Allocation Balanced Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.759	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300
	(b)$10.548	(b)$11.180	(b)$11.014	(b)$11.958	(b)$13.074	(b)$13.504	(b)$13.067	(b)$13.486	(b)$14.618	(b)$13.769
Ending AUV	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300	(a)$17.549
	(b)$11.180	(b)$11.014	(b)$11.958	(b)$13.074	(b)$13.504	(b)$13.067	(b)$13.486	(b)$14.618	(b)$13.769	(b)$15.667
Ending Number of AUs	(a)735,665	(a)2,126,800	(a)2,873,463	(a)2,837,507	(a)2,846,362	(a)2,717,493	(a)2,722,154	(a)83,258	(a)222,603	(a)532,983
	(b)8,184	(b)20,339	(b)42,531	(b)44,150	(b)38,031	(b)34,301	(b)29,394	(b)29,183	(b)29,259	(b)26,276

SA Allocation Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.215	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405
	(b)$10.016	(b)$10.874	(b)$9.960	(b)$11.220	(b)$13.610	(b)$14.045	(b)$13.516	(b)$14.018	(b)$16.198	(b)$14.740
Ending AUV	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405	(a)$20.030
	(b)$10.874	(b)$9.960	(b)$11.220	(b)$13.610	(b)$14.045	(b)$13.516	(b)$14.018	(b)$16.198	(b)$14.740	(b)$17.853
Ending Number of AUs	(a)46,920	(a)226,663	(a)225,686	(a)301,330	(a)349,567	(a)387,275	(a)428,575	(a)323,529	(a)1,055,651	(a)1,826,542
	(b)6,992	(b)45,099	(b)39,944	(b)39,937	(b)43,889	(b)22,807	(b)19,953	(b)20,578	(b)19,086	(b)14,913

SA Allocation Moderate Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.303	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620
	(b)$10.100	(b)$10.863	(b)$10.275	(b)$11.375	(b)$13.086	(b)$13.494	(b)$13.003	(b)$13.474	(b)$15.216	(b)$14.035
Ending AUV	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620	(a)$18.624
	(b)$10.863	(b)$10.275	(b)$11.375	(b)$13.086	(b)$13.494	(b)$13.003	(b)$13.474	(b)$15.216	(b)$14.035	(b)$16.601
Ending Number of AUs	(a)874,350	(a)2,789,887	(a)3,053,471	(a)3,290,803	(a)3,191,803	(a)3,200,426	(a)3,156,859	(a)217,989	(a)467,306	(a)685,983
	(b)82,764	(b)108,968	(b)90,817	(b)76,316	(b)64,669	(b)64,394	(b)29,480	(b)29,177	(b)28,719	(b)28,022

SA Allocation Moderate Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.617	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647
	(b)$10.410	(b)$11.133	(b)$10.710	(b)$11.739	(b)$13.174	(b)$13.598	(b)$13.118	(b)$13.582	(b)$15.090	(b)$14.063
Ending AUV	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647	(a)$18.368
	(b)$11.133	(b)$10.710	(b)$11.739	(b)$13.174	(b)$13.598	(b)$13.118	(b)$13.582	(b)$15.090	(b)$14.063	(b)$16.377
Ending Number of AUs	(a)790,445	(a)2,921,500	(a)3,693,297	(a)3,716,208	(a)3,864,912	(a)4,027,290	(a)3,932,398	(a)80,224	(a)254,860	(a)403,893
	(b)15,089	(b)36,886	(b)56,257	(b)54,571	(b)63,426	(b)61,587	(b)52,428	(b)39,410	(b)32,858	(b)19,196

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.248	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375
	(b)$9.139	(b)$10.026	(b)$9.929	(b)$11.273	(b)$13.639	(b)$14.055	(b)$13.933	(b)$14.908	(b)$16.944	(b)$15.804
Ending AUV	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375	(a)$20.768
	(b)$10.026	(b)$9.929	(b)$11.273	(b)$13.639	(b)$14.055	(b)$13.933	(b)$14.908	(b)$16.944	(b)$15.804	(b)$18.740
Ending Number of AUs	(a)661,124	(a)1,396,870	(a)1,539,848	(a)1,712,107	(a)2,080,670	(a)2,169,289	(a)3,716,504	(a)2,875,079	(a)6,990,627	(a)10,023,613
	(b)17,259	(b)46,165	(b)41,821	(b)39,774	(b)43,590	(b)42,233	(b)39,509	(b)36,931	(b)30,875	(b)31,674

SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.333	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484
	(b)$10.269	(b)$11.219	(b)$9.996	(b)$11.983	(b)$15.141	(b)$15.140	(b)$15.837	(b)$15.585	(b)$20.038	(b)$17.827
Ending AUV	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484	(a)$25.990
	(b)$11.219	(b)$9.996	(b)$11.983	(b)$15.141	(b)$15.140	(b)$15.837	(b)$15.585	(b)$20.038	(b)$17.827	(b)$23.589
Ending Number of AUs	(a)2,106,282	(a)5,656,679	(a)5,825,024	(a)5,411,595	(a)5,344,542	(a)4,916,395	(a)4,962,950	(a)1,242	(a)34,417	(a)140,382
	(b)75,062	(b)141,456	(b)137,526	(b)123,774	(b)115,537	(b)100,942	(b)95,711	(b)81,342	(b)71,292	(b)65,581

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.806	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138
	(b)$8.754	(b)$10.158	(b)$9.506	(b)$10.959	(b)$13.945	(b)$14.796	(b)$15.459	(b)$16.553	(b)$20.770	(b)$20.260
Ending AUV	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138	(a)$28.537
	(b)$10.158	(b)$9.506	(b)$10.959	(b)$13.945	(b)$14.796	(b)$15.459	(b)$16.553	(b)$20.770	(b)$20.260	(b)$25.907
Ending Number of AUs	(a)1,025,186	(a)2,542,152	(a)2,857,660	(a)2,782,317	(a)2,814,911	(a)2,716,896	(a)2,621,593	(a)12,127	(a)46,570	(a)450,671
	(b)100,608	(b)119,281	(b)118,767	(b)117,577	(b)111,623	(b)97,410	(b)91,445	(b)54,899	(b)45,690	(b)43,663

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.697	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930
	(b)$8.645	(b)$9.417	(b)$9.037	(b)$10.383	(b)$13.554	(b)$14.659	(b)$14.543	(b)$15.862	(b)$18.983	(b)$18.233
Ending AUV	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930	(a)$24.775
	(b)$9.417	(b)$9.037	(b)$10.383	(b)$13.554	(b)$14.659	(b)$14.543	(b)$15.862	(b)$18.983	(b)$18.233	(b)$22.485
Ending Number of AUs	(a)525,164	(a)1,586,603	(a)1,910,263	(a)1,923,687	(a)2,076,204	(a)2,201,833	(a)2,175,897	(a)8,693	(a)48,230	(a)261,090
	(b)76,473	(b)106,740	(b)110,346	(b)110,818	(b)96,165	(b)84,485	(b)79,908	(b)37,241	(b)36,756	(b)31,134

SA American Funds VCP Managed Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/15/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.000	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.037	(b)$11.806	(b)$11.891	(b)$11.503	(b)$12.071	(b)$13.551	(b)$12.606
Ending AUV	(a)N/A	(a)N/A	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288	(a)$15.564
	(b)N/A	(b)N/A	(b)$10.037	(b)$11.806	(b)$11.891	(b)$11.503	(b)$12.071	(b)$13.551	(b)$12.606	(b)$14.647
Ending Number of AUs	(a)N/A	(a)N/A	(a)210,471	(a)3,372,087	(a)8,753,196	(a)27,386,799	(a)48,296,906	(a)1,851,361	(a)5,464,372	(a)7,909,279
	(b)N/A	(b)N/A	(b)10	(b)574	(b)599	(b)616	(b)22,860	(b)37,672	(b)21,810	(b)20,859

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.335	(b)$11.360	(b)$10.499
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749	(a)$12.293
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.335	(b)$11.360	(b)$10.499	(b)$11.911
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)24,320,807	(a)1,754,405	(a)3,205,019	(a)4,016,493
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)8,280	(b)42,148	(b)39,509	(b)37,599

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.129	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031
	(b)$9.016	(b)$10.607	(b)$9.818	(b)$10.350	(b)$12.746	(b)$15.566	(b)$16.763	(b)$19.159	(b)$25.339	(b)$22.774
Ending AUV	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031	(a)$38.379
	(b)$10.607	(b)$9.818	(b)$10.350	(b)$12.746	(b)$15.566	(b)$16.763	(b)$19.159	(b)$25.339	(b)$22.774	(b)$34.641
Ending Number of AUs	(a)38,025	(a)89,024	(a)133,647	(a)158,135	(a)186,156	(a)232,415	(a)207,831	(a)7,152	(a)12,150	(a)79,952
	(b)10,626	(b)23,249	(b)53,118	(b)80,879	(b)85,571	(b)96,262	(b)11,769	(b)10,248	(b)11,969	(b)6,233

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.152	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102
	(b)$10.044	(b)$9.795	(b)$9.556	(b)$9.325	(b)$9.099	(b)$8.876	(b)$8.664	(b)$8.468	(b)$8.343	(b)$8.282
Ending AUV	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102	(a)$9.177
	(b)$9.795	(b)$9.556	(b)$9.325	(b)$9.099	(b)$8.876	(b)$8.664	(b)$8.468	(b)$8.343	(b)$8.282	(b)$8.284
Ending Number of AUs	(a)474,885	(a)935,815	(a)1,359,794	(a)1,852,907	(a)3,100,180	(a)4,318,851	(a)4,332,607	(a)75,392	(a)302,158	(a)574,576
	(b)13,392	(b)50,029	(b)38,215	(b)30,271	(b)2,762	(b)13,693	(b)260	(b)776	(b)757	(b)744

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.108	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063
	(b)$9.020	(b)$10.301	(b)$11.355	(b)$12.643	(b)$16.898	(b)$18.308	(b)$18.280	(b)$21.090	(b)$24.515	(b)$23.906
Ending AUV	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063	(a)$32.078
	(b)$10.301	(b)$11.355	(b)$12.643	(b)$16.898	(b)$18.308	(b)$18.280	(b)$21.090	(b)$24.515	(b)$23.906	(b)$29.189
Ending Number of AUs	(a)138,384	(a)326,655	(a)447,149	(a)656,090	(a)911,674	(a)782,747	(a)966,222	(a)3,351	(a)14,484	(a)139,539
	(b)6,910	(b)11,160	(b)11,950	(b)16,005	(b)17,146	(b)19,297	(b)19,684	(b)5,335	(b)3,646	(b)3,258

SA Emerging Markets Equity Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.480
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526	(a)$9.978
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.480	(b)$9.845
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,449	(a)40,361
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.410	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377
	(b)$12.322	(b)$13.376	(b)$13.924	(b)$15.175	(b)$15.054	(b)$15.581	(b)$15.056	(b)$16.018	(b)$16.710	(b)$15.884
Ending AUV	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377	(a)$19.685
	(b)$13.376	(b)$13.924	(b)$15.175	(b)$15.054	(b)$15.581	(b)$15.056	(b)$16.018	(b)$16.710	(b)$15.884	(b)$17.851
Ending Number of AUs	(a)1,272,683	(a)3,308,381	(a)4,265,515	(a)5,233,488	(a)5,679,166	(a)6,184,756	(a)7,821,133	(a)150,587	(a)249,866	(a)960,802
	(b)26,846	(b)61,324	(b)68,923	(b)68,285	(b)63,506	(b)59,440	(b)64,551	(b)65,754	(b)54,058	(b)51,538

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.087
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.028
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)8,576
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$6.600	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397
	(b)$6.557	(b)$7.690	(b)$8.136	(b)$9.330	(b)$8.937	(b)$11.346	(b)$11.302	(b)$12.010	(b)$12.383	(b)$11.323
Ending AUV	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397	(a)$15.437
	(b)$7.690	(b)$8.136	(b)$9.330	(b)$8.937	(b)$11.346	(b)$11.302	(b)$12.010	(b)$12.383	(b)$11.323	(b)$13.988
Ending Number of AUs	(a)1,094,253	(a)2,567,462	(a)2,922,638	(a)3,398,487	(a)2,749,234	(a)2,481,903	(a)2,347,510	(a)6,587	(a)12,668	(a)59,240
	(b)35,629	(b)77,331	(b)81,702	(b)83,703	(b)68,993	(b)63,209	(b)56,278	(b)58,439	(b)42,988	(b)35,441

SA Fixed Income Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.721
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817	(a)$10.559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.721	(b)$10.372
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)18,017	(a)84,728	(a)297,153
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)0

SA Fixed Income Intermediate Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.742
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839	(a)$10.308
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.742	(b)$10.125
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)5,134	(a)200,483	(a)442,991
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)0

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.532	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281
	(b)$8.476	(b)$10.514	(b)$9.953	(b)$11.476	(b)$15.199	(b)$14.871	(b)$13.463	(b)$17.238	(b)$18.520	(b)$15.798
Ending AUV	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281	(a)$21.556
	(b)$10.514	(b)$9.953	(b)$11.476	(b)$15.199	(b)$14.871	(b)$13.463	(b)$17.238	(b)$18.520	(b)$15.798	(b)$19.549
Ending Number of AUs	(a)839,190	(a)2,192,103	(a)2,398,013	(a)2,115,967	(a)2,149,639	(a)2,207,061	(a)1,793,945	(a)672	(a)1,773	(a)22,311
	(b)36,913	(b)79,384	(b)75,981	(b)65,347	(b)62,884	(b)62,390	(b)49,998	(b)46,729	(b)37,273	(b)31,759

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 3 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.826
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.806
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Global Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.297
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347	(a)$10.891
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.297	(b)$10.746
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)323,357	(a)945,924
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0

SA Global Index Allocation 75/25 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.111
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160	(a)$10.900
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.111	(b)$10.756
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)500,824	(a)893,252
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,613	(b)3,592

SA Global Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.910
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958	(a)$10.892
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.910	(b)$10.747
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,812,729	(a)2,968,363
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.131	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445
	(b)$12.042	(b)$12.520	(b)$12.952	(b)$13.162	(b)$12.420	(b)$12.109	(b)$11.505	(b)$11.403	(b)$11.915	(b)$11.366
Ending AUV	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445	(a)$13.115
	(b)$12.520	(b)$12.952	(b)$13.162	(b)$12.420	(b)$12.109	(b)$11.505	(b)$11.403	(b)$11.915	(b)$11.366	(b)$11.884
Ending Number of AUs	(a)526,421	(a)1,421,192	(a)2,000,928	(a)2,663,215	(a)3,149,904	(a)3,345,147	(a)4,823,234	(a)129,965	(a)328,966	(a)566,953
	(b)16,433	(b)29,953	(b)36,742	(b)35,118	(b)28,605	(b)27,102	(b)30,032	(b)26,150	(b)23,197	(b)22,372

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.220
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312	(a)$10.938
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.220	(b)$10.744
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)21,802	(a)208,578	(a)328,391
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)862	(b)803

SA Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.192
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349	(a)$12.233
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.192	(b)$11.952
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)448,221	(a)1,352,432	(a)2,264,734
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)0

SA Index Allocation 80/20 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.265
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422	(a)$12.740
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.265	(b)$12.447
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,250,361	(a)3,014,631	(a)4,391,507
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)26,569	(b)26,514

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.315
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473	(a)$12.997
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.315	(b)$12.699
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,997,754	(a)8,727,329	(a)11,024,747
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)2,322	(b)4,117	(b)3,687

SA International Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.684
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770	(a)$10.478
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.684	(b)$10.292
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)5,390	(a)64,255
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)0

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.524	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$13.468	(a)$21.251
	(b)$9.464	(b)$11.511	(b)$10.993	(b)$12.643	(b)$17.044	(b)$17.294	(b)$16.806	(b)$17.086	(b)$12.975	(b)$19.437
Ending AUV	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$13.468	(a)$21.251	(a)$27.036
	(b)$11.511	(b)$10.993	(b)$12.643	(b)$17.044	(b)$17.294	(b)$16.806	(b)$17.086	(b)$12.975	(b)$19.437	(b)$24.532
Ending Number of AUs	(a)757,933	(a)1,988,550	(a)2,160,650	(a)1,852,306	(a)1,759,394	(a)1,655,036	(a)1,578,866	(a)1,355,486	(a)4,214	(a)18,226
	(b)30,368	(b)55,361	(b)58,423	(b)50,561	(b)46,950	(b)46,294	(b)41,120	(b)56,649	(b)25,398	(b)23,233

SA Invesco VCP Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$12.205	(b)$12.975	(b)$11.429
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959	(a)$13.827
	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$12.205	(b)$12.975	(b)$11.429	(b)$13.108
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)2,026,947	(a)7,639,621	(a)29,241,121	(a)43,185,278	(a)1,355,486	(a)3,180,938	(a)4,217,733
	(b)N/A	(b)N/A	(b)N/A	(b)391,312	(b)1,257,088	(b)3,921,183	(b)6,323,788	(b)56,649	(b)8,166	(b)8,039

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.322	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866
	(b)$9.266	(b)$10.642	(b)$10.261	(b)$11.167	(b)$14.715	(b)$16.012	(b)$15.706	(b)$15.142	(b)$19.281	(b)$19.104
Ending AUV	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866	(a)$28.043
	(b)$10.642	(b)$10.261	(b)$11.167	(b)$14.715	(b)$16.012	(b)$15.706	(b)$15.142	(b)$19.281	(b)$19.104	(b)$25.470
Ending Number of AUs	(a)435,168	(a)990,175	(a)1,161,349	(a)1,130,334	(a)1,150,094	(a)1,130,864	(a)1,163,610	(a)1,706	(a)2,212	(a)76,459
	(b)20,537	(b)24,196	(b)24,429	(b)22,399	(b)20,342	(b)18,759	(b)18,413	(b)16,643	(b)13,190	(b)11,774

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.797	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000
	(b)$9.709	(b)$10.618	(b)$10.624	(b)$11.756	(b)$13.742	(b)$14.982	(b)$14.660	(b)$15.369	(b)$17.225	(b)$15.545
Ending AUV	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000	(a)$19.951
	(b)$10.618	(b)$10.624	(b)$11.756	(b)$13.742	(b)$14.982	(b)$14.660	(b)$15.369	(b)$17.225	(b)$15.545	(b)$18.099
Ending Number of AUs	(a)123,657	(a)368,699	(a)455,685	(a)590,120	(a)764,308	(a)706,415	(a)898,388	(a)276,423	(a)632,758	(a)817,735
	(b)7,564	(b)7,832	(b)24,835	(b)17,428	(b)20,325	(b)17,514	(b)16,782	(b)5,544	(b)5,841	(b)1,483

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.204	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200
	(b)$12.134	(b)$14.067	(b)$10.171	(b)$11.815	(b)$11.167	(b)$10.281	(b)$8.621	(b)$9.337	(b)$12.997	(b)$10.250
Ending AUV	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200	(a)$13.375
	(b)$14.067	(b)$10.171	(b)$11.815	(b)$11.167	(b)$10.281	(b)$8.621	(b)$9.337	(b)$12.997	(b)$10.250	(b)$12.143
Ending Number of AUs	(a)303,938	(a)930,884	(a)1,025,123	(a)1,301,734	(a)1,439,482	(a)1,652,245	(a)1,633,525	(a)3,578	(a)13,295	(a)64,614
	(b)35,159	(b)52,060	(b)50,321	(b)50,226	(b)33,902	(b)35,812	(b)35,551	(b)29,729	(b)29,932	(b)24,820

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.224	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482
	(b)$8.107	(b)$8.799	(b)$9.325	(b)$10.376	(b)$13.374	(b)$14.929	(b)$14.286	(b)$16.150	(b)$18.689	(b)$17.467
Ending AUV	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482	(a)$24.428
	(b)$8.799	(b)$9.325	(b)$10.376	(b)$13.374	(b)$14.929	(b)$14.286	(b)$16.150	(b)$18.689	(b)$17.467	(b)$21.727
Ending Number of AUs	(a)21,556	(a)935,333	(a)1,565,901	(a)1,598,208	(a)1,696,957	(a)1,795,169	(a)2,012,041	(a)3,543	(a)1,797	(a)102,542
	(b)6,034	(b)81,739	(b)83,888	(b)81,851	(b)76,808	(b)77,838	(b)79,107	(b)76,283	(b)20,542	(b)18,896

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.645	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067
	(b)$8.585	(b)$9.603	(b)$8.418	(b)$9.626	(b)$11.884	(b)$12.113	(b)$11.704	(b)$12.098	(b)$14.717	(b)$12.799
Ending AUV	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067	(a)$16.629
	(b)$9.603	(b)$8.418	(b)$9.626	(b)$11.884	(b)$12.113	(b)$11.704	(b)$12.098	(b)$14.717	(b)$12.799	(b)$15.009
Ending Number of AUs	(a)76,642	(a)298,316	(a)389,259	(a)369,665	(a)371,152	(a)370,140	(a)329,532	(a)11,124	(a)13,269	(a)62,080
	(b)8,189	(b)7,262	(b)13,295	(b)13,294	(b)13,735	(b)14,273	(b)4,739	(b)1,224	(b)1,781	(b)1,806

SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.237	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390
	(b)$12.160	(b)$12.650	(b)$13.162	(b)$13.812	(b)$13.028	(b)$13.357	(b)$13.051	(b)$13.198	(b)$13.422	(b)$13.069
Ending AUV	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390	(a)$15.511
	(b)$12.650	(b)$13.162	(b)$13.812	(b)$13.028	(b)$13.357	(b)$13.051	(b)$13.198	(b)$13.422	(b)$13.069	(b)$13.975
Ending Number of AUs	(a)3,036,928	(a)7,345,732	(a)10,040,797	(a)12,131,112	(a)12,229,008	(a)12,010,944	(a)13,544,751	(a)137,531	(a)303,621	(a)739,167
	(b)86,532	(b)151,306	(b)166,406	(b)168,358	(b)150,008	(b)137,266	(b)134,672	(b)125,369	(b)109,034	(b)108,937

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.819	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158
	(b)$9.734	(b)$11.947	(b)$10.994	(b)$12.481	(b)$17.390	(b)$18.928	(b)$19.069	(b)$18.692	(b)$23.709	(b)$22.058
Ending AUV	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158	(a)$33.255
	(b)$11.947	(b)$10.994	(b)$12.481	(b)$17.390	(b)$18.928	(b)$19.069	(b)$18.692	(b)$23.709	(b)$22.058	(b)$30.122
Ending Number of AUs	(a)276,314	(a)794,854	(a)914,784	(a)818,878	(a)794,138	(a)789,654	(a)790,154	(a)3,293	(a)13,987	(a)99,401
	(b)7,990	(b)26,110	(b)30,856	(b)28,370	(b)24,494	(b)25,876	(b)23,661	(b)19,117	(b)10,963	(b)9,938

SA Large Cap Growth Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.540
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592	(a)$12.364
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.540	(b)$12.200
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)80,099
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0

SA Large Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.757
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854	(a)$12.723
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.757	(b)$12.497
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)1,955	(a)136,749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)0

SA Large Cap Value Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.250
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300	(a)$12.066
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.250	(b)$11.906
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)55,893
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.015	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761
	(b)$8.967	(b)$9.840	(b)$9.219	(b)$10.164	(b)$13.293	(b)$13.880	(b)$13.757	(b)$15.422	(b)$18.192	(b)$16.258
Ending AUV	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761	(a)$22.015
	(b)$9.840	(b)$9.219	(b)$10.164	(b)$13.293	(b)$13.880	(b)$13.757	(b)$15.422	(b)$18.192	(b)$16.258	(b)$19.992
Ending Number of AUs	(a)1,287,109	(a)3,262,288	(a)3,767,639	(a)3,483,999	(a)3,569,624	(a)3,341,852	(a)3,146,791	(a)2,564	(a)17,354	(a)51,404
	(b)68,361	(b)158,020	(b)146,789	(b)134,336	(b)128,177	(b)116,489	(b)110,075	(b)97,299	(b)34,759	(b)31,710

SA Legg Mason Tactical Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.561
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.467
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.561	(a)$11.180
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.467	(b)$10.982
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)59,979	(a)729,461	(a)1,153,056
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.632	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490
	(b)$9.567	(b)$10.530	(b)$9.725	(b)$10.615	(b)$13.912	(b)$15.232	(b)$15.554	(b)$16.182	(b)$20.111	(b)$18.639
Ending AUV	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490	(a)$26.710
	(b)$10.530	(b)$9.725	(b)$10.615	(b)$13.912	(b)$15.232	(b)$15.554	(b)$16.182	(b)$20.111	(b)$18.639	(b)$24.105
Ending Number of AUs	(a)482,161	(a)1,097,615	(a)1,201,482	(a)1,068,895	(a)1,116,792	(a)1,182,587	(a)1,283,238	(a)658	(a)3,622	(a)23,179
	(b)12,510	(b)28,190	(b)29,251	(b)28,095	(b)27,168	(b)33,826	(b)32,308	(b)27,411	(b)14,967	(b)13,554

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.724	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865
	(b)$9.662	(b)$10.509	(b)$10.084	(b)$11.754	(b)$15.158	(b)$16.441	(b)$16.118	(b)$17.130	(b)$20.683	(b)$19.137
Ending AUV	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865	(a)$27.124
	(b)$10.509	(b)$10.084	(b)$11.754	(b)$15.158	(b)$16.441	(b)$16.118	(b)$17.130	(b)$20.683	(b)$19.137	(b)$24.679
Ending Number of AUs	(a)1,199,632	(a)3,146,945	(a)3,519,261	(a)3,314,558	(a)3,233,358	(a)3,139,186	(a)3,202,438	(a)1,047	(a)1,443	(a)22,992
	(b)43,335	(b)85,071	(b)91,320	(b)84,775	(b)80,193	(b)75,532	(b)68,980	(b)52,046	(b)41,627	(b)37,568

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.757	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094
	(b)$9.689	(b)$10.431	(b)$10.401	(b)$11.326	(b)$13.186	(b)$13.989	(b)$13.622	(b)$14.535	(b)$15.958	(b)$14.711
Ending AUV	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094	(a)$19.101
	(b)$10.431	(b)$10.401	(b)$11.326	(b)$13.186	(b)$13.989	(b)$13.622	(b)$14.535	(b)$15.958	(b)$14.711	(b)$17.320
Ending Number of AUs	(a)270,635	(a)579,499	(a)846,980	(a)947,314	(a)929,630	(a)973,363	(a)1,140,462	(a)116,181	(a)279,421	(a)636,314
	(b)14,767	(b)14,256	(b)14,914	(b)17,944	(b)17,389	(b)17,154	(b)18,088	(b)18,035	(b)17,968	(b)16,588

SA Mid Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.454	(a)$9.108
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.435	(b)$9.019
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.454	(a)$9.108	(a)$11.273
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.435	(b)$9.019	(b)$11.073
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)66	(a)15,069	(a)200,855
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)222	(b)222	(b)202

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.406	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654
	(b)$9.343	(b)$9.916	(b)$8.283	(b)$9.509	(b)$11.221	(b)$10.049	(b)$9.857	(b)$9.454	(b)$11.566	(b)$9.738
Ending AUV	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654	(a)$12.659
	(b)$9.916	(b)$8.283	(b)$9.509	(b)$11.221	(b)$10.049	(b)$9.857	(b)$9.454	(b)$11.566	(b)$9.738	(b)$11.478
Ending Number of AUs	(a)102,127	(a)307,919	(a)352,763	(a)442,563	(a)516,141	(a)607,756	(a)926,596	(a)1,724	(a)2,195	(a)26,840
	(b)14,919	(b)24,228	(b)15,921	(b)16,759	(b)16,891	(b)27,368	(b)29,326	(b)28,525	(b)20,562	(b)20,351

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.476	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548
	(b)$8.377	(b)$9.532	(b)$9.311	(b)$10.643	(b)$13.664	(b)$14.762	(b)$14.874	(b)$16.248	(b)$18.578	(b)$16.738
Ending AUV	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548	(a)$24.125
	(b)$9.532	(b)$9.311	(b)$10.643	(b)$13.664	(b)$14.762	(b)$14.874	(b)$16.248	(b)$18.578	(b)$16.738	(b)$21.598
Ending Number of AUs	(a)38,688	(a)61,323	(a)120,892	(a)238,392	(a)459,499	(a)453,200	(a)645,937	(a)479	(a)97	(a)69,866
	(b)15	(b)1,992	(b)3,470	(b)5,351	(b)5,450	(b)2,963	(b)4,500	(b)4,309	(b)4,546	(b)3,815

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.300	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697
	(b)$10.167	(b)$11.283	(b)$11.139	(b)$12.189	(b)$14.035	(b)$14.754	(b)$14.184	(b)$15.371	(b)$17.106	(b)$15.975
Ending AUV	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697	(a)$21.031
	(b)$11.283	(b)$11.139	(b)$12.189	(b)14.035	(b)$14.754	(b)$14.184	(b)$15.371	(b)$17.106	(b)$15.975	(b)$18.832
Ending Number of AUs	(a)52,850	(a)120,753	(a)169,669	(a)201,136	(a)226,271	(a)197,245	(a)291,255	(a)78,632	(a)117,351	(a)177,115
	(b)3,695	(b)5,905	(b)12	(b)0	(b)0	(b)0	(b)528	(b)528	(b)520	(b)0

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$11.263	(b)$12.648	(b)$11.513
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047	(a)$14.144
	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$11.263	(b)$12.648	(b)$11.513	(b)$13.409
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)1,951,123	(a)7,479,917	(a)23,955,465	(a)45,985,519	(a)1,138,792	(a)2,334,883	(a)2,914,823
	(b)N/A	(b)N/A	(b)N/A	(b)374,826	(b)1,218,615	(b)3,060,178	(b)5,537,798	(b)20,862	(b)21,806	(b)20,571

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.718	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773
	(b)$9.641	(b)$10.808	(b)$11.025	(b)$12.617	(b)$13.320	(b)$13.140	(b)$12.302	(b)$14.232	(b)$15.278	(b)$14.373
Ending AUV	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773	(a)$17.848
	(b)$10.808	(b)$11.025	(b)$12.617	(b)$13.320	(b)$13.140	(b)$12.302	(b)$14.232	(b)$15.278	(b)$14.373	(b)$16.134
Ending Number of AUs	(a)281,348	(a)838,118	(a)1,184,126	(a)1,632,566	(a)1,351,233	(a)1,343,411	(a)1,650,410	(a)890	(a)6,297	(a)29,837
	(b)11,494	(b)49,924	(b)64,566	(b)68,088	(b)51,820	(b)49,173	(b)57,684	(b)56,938	(b)14,069	(b)9,237

SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.795
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993	(a)$13.019
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.795	(b)$12.684
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)20,786	(a)392,889	(a)964,213	(a)1,280,099
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)20,786	(b)2,192	(b)2,093	(b)1,990

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.837	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845
	(b)$7.762	(b)$8.119	(b)$6.847	(b)$8.124	(b)$9.699	(b)$8.591	(b)$8.270	(b)$8.212	(b)$10.002	(b)$8.060
Ending AUV	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845	(a)$10.495
	(b)$8.119	(b)$6.847	(b)$8.124	(b)$9.699	(b)$8.591	(b)$8.270	(b)$8.212	(b)$10.002	(b)$8.060	(b)$9.487
Ending Number of AUs	(a)49,345	(a)143,474	(a)168,637	(a)178,181	(a)219,434	(a)232,260	(a)256,660	(a)398	(a)947	(a)10,870
	(b)6,540	(b)19,292	(b)18,316	(b)22,845	(b)21,553	(b)23,351	(b)19,344	(b)15,559	(b)13,503	(b)13,834

SA Schroders VCP Global Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.778	(b)$11.955	(b)$10.666
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920	(a)$12.837
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.778	(b)$11.955	(b)$10.666	(b)$12.439
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)18,670,177	(a)1,025,617	(a)1,930,826	(a)2,306,773
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)360	(b)25,624	(b)28,295	(b)26,130

SA Small Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.760
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847	(a)$10.888
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.760	(b)$10.695
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)2,482	(a)131,953
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)229	(b)229	(b)208

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.496
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590	(a)$11.780
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.496	(b)$11.571
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)121,562	(a)2,244,476	(a)4,228,329
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)8,149	(b)16,439

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.524	(b)$12.273	(b)$11.180
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446	(a)$13.836
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.524	(b)$12.273	(b)$11.180	(b)$13.407
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)29,433,669	(a)3,194,846	(a)7,226,527	(a)9,394,805
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)45,183	(b)52,406	(b)35,189	(b)22,822

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.408	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396
	(b)$9.348	(b)$9.435	(b)$8.156	(b)$9.542	(b)$11.518	(b)$10.508	(b)$9.802	(b)$9.725	(b)$11.584	(b)$9.501
Ending AUV	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396	(a)$11.500
	(b)$9.435	(b)$8.156	(b)$9.542	(b)$11.518	(b)$10.508	(b)$9.802	(b)$9.725	(b)$11.584	(b)$9.501	(b)$10.426
Ending Number of AUs	(a)2,327,498	(a)6,692,945	(a)7,198,139	(a)6,884,711	(a)7,355,009	(a)7,371,084	(a)7,466,955	(a)5,341	(a)20,288	(a)25,669
	(b)81,005	(b)153,610	(b)148,257	(b)131,137	(b)131,543	(b)127,717	(b)123,836	(b)114,345	(b)106,892	(b)106,659

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/23/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.416	(b)$11.942	(b)$12.217	(b)$11.363	(b)$11.647	(b)$13.701	(b)$12.519
Ending AUV	(a)N/A	(a)N/A	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337	(a)$15.873
	(b)N/A	(b)N/A	(b)$10.416	(b)$11.942	(b)$12.217	(b)$11.363	(b)$11.647	(b)$13.701	(b)$12.519	(b)$14.781
Ending Number of AUs	(a)N/A	(a)N/A	(a)60,745,450	(a)150,632,803	(a)233,894,260	(a)304,891,251	(a)304,103,829	(a)2,131,369	(a)4,482,695	(a)5,455,330
	(b)N/A	(b)N/A	(b)10	(b)30,376	(b)27,225	(b)26,074	(b)54,203	(b)90,796	(b)152,853	(b)87,000

SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.366	(b)$11.929	(b)$12.202	(b)$11.318	(b)$11.672	(b)$13.549	(b)$12.331
Ending AUV	(a)N/A	(a)N/A	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046	(a)$15.400
	(b)N/A	(b)N/A	(b)$10.366	(b)$11.929	(b)$12.202	(b)$11.318	(b)$11.672	(b)$13.549	(b)$12.331	(b)$14.440
Ending Number of AUs	(a)N/A	(a)N/A	(a)7,520,197	(a)67,261,976	(a)144,266,337	(a)207,746,225	(a)208,564,575	(a)1,438,362	(a)3,119,662	(a)3,970,828
	(b)N/A	(b)N/A	(b)10	(b)27,017	(b)25,843	(b)24,759	(b)25,354	(b)58,848	(b)60,222	(b)56,434

SA VCP Index Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.419
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512	(a)$11.566
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.419	(b)$11.361
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)103,080	(a)2,773,189	(a)5,564,881
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)7,693	(b)11,126	(b)9,929

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.786	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087
	(b)$10.714	(b)$12.863	(b)$11.696	(b)$14.176	(b)$18.836	(b)$21.236	(b)$22.587	(b)$22.535	(b)$29.273	(b)$28.420
Ending AUV	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087	(a)$40.209
	(b)$12.863	(b)$11.696	(b)$14.176	(b)$18.836	(b)$21.236	(b)$22.587	(b)$22.535	(b)$29.273	(b)$28.420	(b)$36.467
Ending Number of AUs	(a)675,909	(a)2,107,734	(a)2,326,552	(a)2,176,009	(a)2,165,172	(a)2,181,302	(a)2,221,361	(a)2,343	(a)21,742	(a)370,915
	(b)28,500	(b)57,042	(b)58,085	(b)55,839	(b)51,635	(b)48,019	(b)45,431	(b)26,133	(b)25,823	(b)23,203

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$11.134	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541
	(b)$11.057	(b)$11.356	(b)$11.896	(b)$12.078	(b)$11.569	(b)$11.903	(b)$11.706	(b)$11.620	(b)$11.710	(b)$11.459
Ending AUV	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541	(a)$13.273
	(b)$11.356	(b)$11.896	(b)$12.078	(b)$11.569	(b)$11.903	(b)$11.706	(b)$11.620	(b)$11.710	(b)$11.459	(b)$12.031
Ending Number of AUs	(a)1,160,352	(a)2,843,327	(a)3,994,521	(a)4,815,432	(a)5,226,026	(a)6,360,922	(a)8,165,155	(a)48,440	(a)129,043	(a)353,650
	(b)31,403	(b)62,574	(b)72,535	(b)73,994	(b)69,125	(b)63,850	(b)59,591	(b)58,348	(b)50,840	(b)51,591

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$11.305	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682
	(b)$11.077	(b)$11.128	(b)$11.569	(b)$11.775	(b)$10.943	(b)$10.907	(b)$10.551	(b)$10.731	(b)$10.727	(b)$10.497
Ending AUV	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682	(a)$12.187
	(b)$11.128	(b)$11.569	(b)$11.775	(b)$10.943	(b)$10.907	(b)$10.551	(b)$10.731	(b)$10.727	(b)$10.497	(b)$10.865
Ending Number of AUs	(a)1,372,938	(a)3,797,293	(a)5,055,051	(a)6,324,907	(a)6,739,581	(a)6,951,102	(a)7,733,213	(a)116,577	(a)244,779	(a)575,026
	(b)20,124	(b)62,356	(b)74,664	(b)83,036	(b)86,896	(b)81,731	(b)73,721	(b)73,418	(b)65,728	(b)65,883

SA Wellington Strategic Multi-Asset Portfolio – AST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.184
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370	(a)$12.186
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.184	(b)$11.872
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)31,400	(a)270,390	(a)581,615	(a)950,899
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)31,400	(b)0	(b)0	(b)0

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.064	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108
	(b)$7.017	(b)$8.316	(b)$7.974	(b)$9.052	(b)$12.658	(b)$12.451	(b)$12.036	(b)$12.643	(b)$16.029	(b)$14.613
Ending AUV	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108	(a)$22.124
	(b)$8.316	(b)$7.974	(b)$9.052	(b)$12.658	(b)$12.451	(b)$12.036	(b)$12.643	(b)$16.029	(b)$14.613	(b)$19.911
Ending Number of AUs	(a)67,576	(a)211,903	(a)286,201	(a)263,943	(a)294,999	(a)378,586	(a)345,908	(a)792	(a)11,615	(a)112,642
	(b)7,075	(b)7,075	(b)3,395	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only)

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.523	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$14.784	(a)$13.204
	(b)$8.498	(b)$9.224	(b)$8.942	(b)$10.155	(b)$12.376	(b)$12.533	(b)$11.574	(b)$12.898	(b)$13.621	(b)$12.068
Ending AUV	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$14.784	(a)$13.204	(a)$15.645
	(b)$9.224	(b)$8.942	(b)$10.155	(b)$12.376	(b)$12.533	(b)$11.574	(b)$12.898	(b)$13.621	(b)$12.068	(b)$14.185
Ending Number of AUs	(a)206	(a)5,006	(a)11,239	(a)16,213	(a)24,348	(a)29,195	(a)26,214	(a)0	(a)13	(a)3,015
	(b)3,149	(b)6,584	(b)6,290	(b)5,697	(b)12,812	(b)18,908	(b)21,736	(b)0	(b)12	(b)0

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.454	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725
	(b)$9.431	(b)$10.462	(b)$10.547	(b)$11.698	(b)$13.125	(b)$13.520	(b)$12.373	(b)$13.892	(b)$14.449	(b)$13.559
Ending AUV	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725	(a)$16.894
	(b)$10.462	(b)$10.547	(b)$11.698	(b)$13.125	(b)$13.520	(b)$12.373	(b)$13.892	(b)$14.449	(b)$13.559	(b)$15.432
Ending Number of AUs	(a)5,474	(a)52,629	(a)111,503	(a)166,029	(a)264,636	(a)281,435	(a)273,332	(a)0	(a)15	(a)9,147
	(b)11,085	(b)38,412	(b)41,347	(b)51,191	(b)68,173	(b)97,441	(b)115,234	(b)0	(b)14	(b)0

Goldman Sachs VIT Government Money Market Fund – GST Service Class Share (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.901	(b)$9.733	(b)$9.685
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894	(a)$9.965
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.901	(b)$9.733	(b)$9.685	(b)$9.676
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)49,630	(a)1,661	(a)10	(a)8,852
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)6,421	(b)0	(b)10	(b)0

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.054	(a)$11.863	(a)$10.961	(a)$12.269	(a)$13.637	(a)$18.078	(a)$18.692	(a)$18.451	(a)$24.145	(a)$22.939
	(b)$10.027	(b)$11.803	(b)$10.879	(b)$12.147	(b)$16.721	(b)$17.809	(b)$18.368	(b)$18.451	(b)$21.781	(b)$20.527
Ending AUV	(a)$11.863	(a)$10.961	(a)$12.269	(a)$13.637	(a)$18.078	(a)$18.692	(a)$18.451	(a)$24.145	(a)$22.939	(a)$30.937
	(b)$11.803	(b)$10.879	(b)$12.147	(b)$16.721	(b)$17.809	(b)$18.368	(b)$18.451	(b)$21.781	(b)$20.527	(b)$27.463
Ending Number of AUs	(a)14	(a)0	(a)0	(a)0	(a)0	(a)2,528	(a)1,690	(a)0	(a)23	(a)2,572
	(b)0	(b)2,239	(b)2,190	(b)1,903	(b)1,962	(b)1,728	(b)1,690	(b)0	(b)21	(b)0

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.362	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174
	(b)$8.342	(b)$9.502	(b)$9.158	(b)$10.724	(b)$14.325	(b)$15.388	(b)$14.213	(b)$16.372	(b)$18.292	(b)$19.881
Ending AUV	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174	(a)$21.212
	(b)$9.502	(b)$9.158	(b)$10.724	(b)$14.325	(b)$15.388	(b)$14.213	(b)$16.372	(b)$18.292	(b)$19.881	(b)$19.260
Ending Number of AUs	(a)45,158	(a)160,552	(a)186,970	(a)173,621	(a)173,551	(a)182,981	(a)193,826	(a)0	(a)17	(a)2,969
	(b)26,972	(b)83,405	(b)99,029	(b)87,782	(b)99,864	(b)109,828	(b)109,749	(b)0	(b)20	(b)0

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.977	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175
	(b)$8.957	(b)$9.893	(b)$9.521	(b)$10.719	(b)$14.120	(b)$15.288	(b)$14.554	(b)$17.115	(b)$18.538	(b)$15.707
Ending AUV	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175	(a)$21.198
	(b)$9.893	(b)$9.521	(b)$10.719	(b)$14.120	(b)$15.288	(b)$14.554	(b)$17.115	(b)$18.538	(b)$15.707	(b)$19.231
Ending Number of AUs	(a)55,306	(a)202,016	(a)244,560	(a)225,904	(a)219,653	(a)222,819	(a)232,899	(a)0	(a)17	(a)1,468
	(b)31,257	(b)102,677	(b)127,484	(b)129,823	(b)128,717	(b)141,446	(b)140,702	(b)0	(b)16	(b)0

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.910	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503
	(b)$7.899	(b)$9.131	(b)$8.444	(b)$9.318	(b)$12.470	(b)$13.218	(b)$12.642	(b)$14.578	(b)$15.701	(b)$14.142
Ending AUV	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503	(a)$18.772
	(b)$9.131	(b)$8.444	(b)$9.318	(b)$12.470	(b)$13.218	(b)$12.642	(b)$14.578	(b)$15.701	(b)$14.142	(b)$16.989
Ending Number of AUs	(a)27,846	(a)91,851	(a)113,289	(a)97,558	(a)91,670	(a)91,612	(a)84,400	(a)0	(a)16	(a)0
	(b)11,987	(b)44,469	(b)62,992	(b)55,322	(b)54,487	(b)48,231	(b)50,572	(b)0	(b)14	(b)0

PIMCO Emerging Markets Bond Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.253
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.178
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Total Return Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.002
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.874
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)8,825
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA AB Growth – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.759	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411
	(b)$9.711	(b)$10.513	(b)$10.088	(b)$11.552	(b)$15.595	(b)$17.487	(b)$19.109	(b)$19.297	(b)$23.954	(b)$23.972
Ending AUV	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411	(a)$35.128
	(b)$10.513	(b)$10.088	(b)$11.552	(b)$15.595	(b)$17.487	(b)$19.109	(b)$19.297	(b)$23.954	(b)$23.972	(b)$31.631
Ending Number of AUs	(a)1,443	(a)3,570	(a)12,501	(a)13,680	(a)13,098	(a)17,194	(a)28,422	(a)183	(a)26	(a)5,068
	(b)0	(b)3,349	(b)4,492	(b)5,555	(b)7,239	(b)7,703	(b)8,604	(b)0	(b)24	(b)0

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.864	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507
	(b)$9.844	(b)$12.167	(b)$10.995	(b)$12.807	(b)$17.334	(b)$18.580	(b)$17.183	(b)$21.090	(b)$22.584	(b)$18.752
Ending AUV	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507	(a)$24.269
	(b)$12.167	(b)$10.995	(b)$12.807	(b)$17.334	(b)$18.580	(b)$17.183	(b)$21.090	(b)$22.584	(b)$18.752	(b)$22.016
Ending Number of AUs	(a)45,875	(a)177,083	(a)210,448	(a)184,326	(a)178,074	(a)181,686	(a)172,040	(a)866	(a)21	(a)3,560
	(b)25,746	(b)93,507	(b)113,827	(b)110,557	(b)111,794	(b)120,468	(b)111,541	(b)0	(b)19	(b)1,379

SA Allocation Balanced Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.759	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300
	(b)$10.757	(b)$11.446	(b)$11.321	(b)$12.341	(b)$13.546	(b)$14.047	(b)$13.648	(b)$14.141	(b)$14.618	(b)$13.769
Ending AUV	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300	(a)$17.549
	(b)$11.446	(b)$11.321	(b)$12.341	(b)$13.546	(b)$14.047	(b)$13.648	(b)$14.141	(b)$14.618	(b)$13.769	(b)$15.667
Ending Number of AUs	(a)84,794	(a)168,563	(a)187,172	(a)212,707	(a)312,322	(a)310,489	(a)298,603	(a)388	(a)15	(a)33,304
	(b)25,299	(b)60,547	(b)103,832	(b)130,959	(b)146,551	(b)89,536	(b)86,330	(b)0	(b)14	(b)0

SA Allocation Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.215	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405
	(b)$10.214	(b)$11.130	(b)$10.236	(b)$11.577	(b)$14.099	(b)$14.608	(b)$14.114	(b)$14.696	(b)$16.198	(b)$14.740
Ending AUV	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405	(a)$20.030
	(b)$11.130	(b)$10.236	(b)$11.577	(b)$14.099	(b)$14.608	(b)$14.114	(b)$14.696	(b)$16.198	(b)$14.740	(b)$17.853
Ending Number of AUs	(a)447	(a)19,914	(a)19,248	(a)18,645	(a)24,284	(a)23,578	(a)34,575	(a)9,216	(a)16	(a)95,017
	(b)0	(b)474	(b)462	(b)27,111	(b)39,332	(b)48,049	(b)49,334	(b)0	(b)15	(b)1,701

SA Allocation Moderate Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.303	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620
	(b)$10.301	(b)$11.122	(b)$10.562	(b)$11.739	(b)$13.559	(b)$14.038	(b)$13.581	(b)$14.129	(b)$15.216	(b)$14.035
Ending AUV	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620	(a)$18.624
	(b)$11.122	(b)$10.562	(b)$11.739	(b)$13.559	(b)$14.038	(b)$13.581	(b)$14.129	(b)$15.216	(b)$14.035	(b)$16.601
Ending Number of AUs	(a)19,595	(a)147,135	(a)141,387	(a)142,855	(a)152,427	(a)166,201	(a)168,385	(a)2,144	(a)16	(a)47,819
	(b)6,668	(b)25,168	(b)43,915	(b)66,031	(b)70,000	(b)70,608	(b)79,976	(b)0	(b)14	(b)0

SA Allocation Moderate Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.617	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647
	(b)$10.615	(b)$11.396	(b)$11.007	(b)$12.113	(b)$13.647	(b)$14.144	(b)$13.699	(b)$14.240	(b)$15.090	(b)$14.063
Ending AUV	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647	(a)$18.368
	(b)$11.396	(b)$11.007	(b)$12.113	(b)$13.647	(b)$14.144	(b)$13.699	(b)$14.240	(b)$15.090	(b)$14.063	(b)$16.377
Ending Number of AUs	(a)69,284	(a)275,629	(a)273,159	(a)299,445	(a)294,336	(a)288,436	(a)275,910	(a)0	(a)16	(a)52,016
	(b)14,422	(b)125,666	(b)132,049	(b)142,799	(b)154,264	(b)144,460	(b)135,607	(b)0	(b)14	(b)0

SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.248	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375
	(b)$9.220	(b)$10.167	(b)$10.109	(b)$11.524	(b)$13.998	(b)$14.483	(b)$14.415	(b)$15.485	(b)$16.944	(b)$15.804
Ending AUV	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375	(a)$20.768
	(b)$10.167	(b)$10.109	(b)$11.524	(b)$13.998	(b)$14.483	(b)$14.415	(b)$15.485	(b)$16.944	(b)$15.804	(b)$18.740
Ending Number of AUs	(a)6,647	(a)12,771	(a)27,011	(a)74,226	(a)132,311	(a)134,090	(a)217,667	(a)47,302	(a)17	(a)408,346
	(b)1,816	(b)12,147	(b)12,266	(b)14,544	(b)38,086	(b)38,737	(b)69,753	(b)0	(b)16	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.333	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484
	(b)$10.310	(b)$11.309	(b)$10.117	(b)$12.176	(b)$15.445	(b)$15.507	(b)$16.285	(b)$16.090	(b)$20.038	(b)$17.827
Ending AUV	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484	(a)$25.990
	(b)$11.309	(b)$10.117	(b)$12.176	(b)$15.445	(b)$15.507	(b)$16.285	(b)$16.090	(b)$20.038	(b)$17.827	(b)$23.589
Ending Number of AUs	(a)75,937	(a)268,689	(a)296,107	(a)275,903	(a)277,608	(a)255,984	(a)288,890	(a)0	(a)19	(a)5,812
	(b)37,282	(b)133,047	(b)150,432	(b)138,739	(b)141,161	(b)136,052	(b)141,093	(b)0	(b)18	(b)0

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.806	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138
	(b)$8.787	(b)$10.237	(b)$9.619	(b)$11.133	(b)$14.223	(b)$15.151	(b)$15.893	(b)$17.086	(b)$20.770	(b)$20.260
Ending AUV	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138	(a)$28.537
	(b)$10.237	(b)$9.619	(b)$11.133	(b)$14.223	(b)$15.151	(b)$15.893	(b)$17.086	(b)$20.770	(b)$20.260	(b)$25.907
Ending Number of AUs	(a)32,367	(a)97,206	(a)125,403	(a)134,270	(a)157,033	(a)146,571	(a)146,346	(a)0	(a)22	(a)9,604
	(b)25,955	(b)67,648	(b)69,968	(b)86,889	(b)96,486	(b)99,898	(b)104,133	(b)0	(b)20	(b)0

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.697	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930
	(b)$8.680	(b)$9.492	(b)$9.146	(b)$10.550	(b)$13.828	(b)$15.014	(b)$14.956	(b)$15.862	(b)$18.983	(b)$18.233
Ending AUV	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930	(a)$24.775
	(b)$9.492	(b)$9.146	(b)$10.550	(b)$13.828	(b)$15.014	(b)$14.956	(b)$15.862	(b)$18.983	(b)$18.233	(b)$22.485
Ending Number of AUs	(a)28,696	(a)58,298	(a)69,852	(a)75,110	(a)85,727	(a)137,150	(a)159,229	(a)606	(a)20	(a)11,863
	(b)9,755	(b)22,941	(b)28,512	(b)29,197	(b)34,483	(b)38,381	(b)1,225	(b)0	(b)18	(b)2,701

SA American Funds VCP Managed Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/15/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.000	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.082	(b)$11.929	(b)$12.062	(b)$11.716	(b)$10.007	(b)$13.551	(b)$12.606
Ending AUV	(a)N/A	(a)N/A	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288	(a)$15.564
	(b)N/A	(b)N/A	(b)$10.082	(b)$11.929	(b)$12.062	(b)$11.716	(b)$10.007	(b)$13.551	(b)$12.606	(b)$14.647
Ending Number of AUs	(a)N/A	(a)N/A	(a)3,129	(a)222,123	(a)670,425	(a)2,617,149	(a)5,126,729	(a)149,425	(a)13	(a)719,484
	(b)N/A	(b)N/A	(b)0	(b)40,521	(b)159,139	(b)517,345	(b)6,763	(b)0	(b)13	(b)0

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.359	(b)$11.360	(b)$10.499
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749	(a)$12.293
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.359	(b)$11.360	(b)$10.499	(b)$11.911
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,641,586	(a)98,509	(a)11	(a)292,849
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)40,434	(b)0	(b)10	(b)0

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.129	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031
	(b)$9.109	(b)$10.759	(b)$9.998	(b)$10.583	(b)$13.085	(b)$16.044	(b)$17.347	(b)$19.905	(b)$25.339	(b)$22.774
Ending AUV	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031	(a)$38.379
	(b)$10.759	(b)$9.998	(b)$10.583	(b)$13.085	(b)$16.044	(b)$17.347	(b)$19.905	(b)$25.339	(b)$22.774	(b)$34.641
Ending Number of AUs	(a)150	(a)1,608	(a)2,799	(a)2,801	(a)4,220	(a)6,584	(a)12,699	(a)0	(a)25	(a)1,149
	(b)407	(b)1,273	(b)1,844	(b)4,030	(b)8,927	(b)14,924	(b)17,198	(b)0	(b)23	(b)0

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.152	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102
	(b)$10.126	(b)$9.922	(b)$9.718	(b)$9.521	(b)$9.327	(b)$9.135	(b)$8.953	(b)$8.786	(b)$8.343	(b)$8.282
Ending AUV	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102	(a)$9.177
	(b)$9.922	(b)$9.718	(b)$9.521	(b)$9.327	(b)$9.135	(b)$8.953	(b)$8.786	(b)$8.343	(b)$8.282	(b)$8.284
Ending Number of AUs	(a)234	(a)0	(a)3,322	(a)14,561	(a)94,767	(a)207,284	(a)432,456	(a)3,771	(a)9	(a)51,249
	(b)9,962	(b)0	(b)30,637	(b)15,092	(b)15,651	(b)58,298	(b)96,275	(b)0	(b)8	(b)0

SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.108	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063
	(b)$9.057	(b)$10.384	(b)$11.493	(b)$12.848	(b)$17.241	(b)$18.754	(b)$18.800	(b)$21.090	(b)$24.515	(b)$23.906
Ending AUV	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063	(a)$32.078
	(b)$10.384	(b)$11.493	(b)$12.848	(b)$17.241	(b)$18.754	(b)$18.800	(b)$21.090	(b)$24.515	(b)$23.906	(b)$29.189
Ending Number of AUs	(a)2,212	(a)4,060	(a)15,219	(a)20,777	(a)27,770	(a)32,425	(a)42,150	(a)0	(a)26	(a)4,912
	(b)319	(b)9,714	(b)12,260	(b)12,073	(b)21,960	(b)29,288	(b)921	(b)0	(b)24	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Emerging Markets Equity Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.480
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526	(a)$9.978
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.480	(b)$9.845
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)9	(a)306
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)8	(b)0

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.410	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377
	(b)$12.380	(b)$13.493	(b)$14.102	(b)$15.431	(b)$15.369	(b)$15.971	(b)$15.494	(b)$16.018	(b)$16.710	(b)$15.884
Ending AUV	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377	(a)$19.685
	(b)$13.493	(b)$14.102	(b)$15.431	(b)$15.369	(b)$15.971	(b)$15.494	(b)$16.018	(b)$16.710	(b)$15.884	(b)$17.851
Ending Number of AUs	(a)50,478	(a)182,776	(a)256,907	(a)325,604	(a)368,746	(a)403,159	(a)751,197	(a)18,068	(a)17	(a)65,671
	(b)23,784	(b)81,083	(b)115,067	(b)145,922	(b)168,273	(b)181,184	(b)1,213	(b)0	(b)16	(b)0

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.087
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.028
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)636
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$6.600	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397
	(b)$6.588	(b)$7.758	(b)$8.240	(b)$9.488	(b)$9.125	(b)$11.631	(b)$11.632	(b)$12.410	(b)$12.383	(b)$11.323
Ending AUV	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397	(a)$15.437
	(b)$7.758	(b)$8.240	(b)$9.488	(b)$9.125	(b)$11.631	(b)$11.632	(b)$12.410	(b)$12.383	(b)$11.323	(b)$13.988
Ending Number of AUs	(a)34,505	(a)123,402	(a)149,240	(a)178,899	(a)144,160	(a)139,172	(a)137,209	(a)81	(a)12	(a)2,131
	(b)21,778	(b)73,949	(b)87,983	(b)104,436	(b)91,362	(b)86,195	(b)83,565	(b)0	(b)11	(b)0

SA Fixed Income Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.721
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817	(a)$10.559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.721	(b)$10.372
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,960	(a)10	(a)47,389
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)10	(b)0

SA Fixed Income Intermediate Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.742
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839	(a)$10.308
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.742	(b)$10.125
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)10	(a)50,512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)10	(b)0

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.532	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281
	(b)$8.510	(b)$10.599	(b)$10.074	(b)$11.662	(b)$15.506	(b)$15.233	(b)$13.846	(b)$17.799	(b)$18.520	(b)$15.798
Ending AUV	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281	(a)$21.556
	(b)$10.599	(b)$10.074	(b)$11.662	(b)$15.506	(b)$15.233	(b)$13.846	(b)$17.799	(b)$18.520	(b)$15.798	(b)$19.549
Ending Number of AUs	(a)26,158	(a)104,272	(a)120,729	(a)105,964	(a)110,428	(a)116,879	(a)102,601	(a)441	(a)17	(a)4,432
	(b)16,185	(b)58,182	(b)68,452	(b)60,244	(b)60,940	(b)66,111	(b)57,211	(b)0	(b)16	(b)0

SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 3 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.826
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.806
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Global Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.297
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347	(a)$10.891
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.297	(b)$10.746
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)9	(a)56,816
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)9	(b)0

SA Global Index Allocation 75/25 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.111
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160	(a)$10.900
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.111	(b)$10.756
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)9	(a)52,999
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)9	(b)0

SA Global Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.910
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958	(a)$10.892
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.910	(b)$10.747
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)9	(a)148,110
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)9	(b)0

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.131	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445
	(b)$12.111	(b)$12.641	(b)$13.130	(b)$13.396	(b)$12.692	(b)$12.423	(b)$11.851	(b)$11.793	(b)$11.915	(b)$11.366
Ending AUV	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445	(a)$13.115
	(b)$12.641	(b)$13.130	(b)$13.396	(b)$12.692	(b)$12.423	(b)$11.851	(b)$11.793	(b)$11.915	(b)$11.366	(b)$11.884
Ending Number of AUs	(a)20,018	(a)52,196	(a)93,200	(a)146,014	(a)204,175	(a)249,224	(a)460,579	(a)17,731	(a)12	(a)63,518
	(b)6,623	(b)26,315	(b)45,281	(b)66,194	(b)77,523	(b)99,369	(b)145,284	(b)0	(b)11	(b)0

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.220
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312	(a)$10.938
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.220	(b)$10.744
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)9	(a)14,034
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.192
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349	(a)$12.233
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.192	(b)$11.952
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)7,235	(a)10	(a)241,526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)10	(b)0

SA Index Allocation 80/20 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.265
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422	(a)$12.740
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.265	(b)$12.447
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)233,771	(a)10	(a)414,559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)10	(b)0

SA Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.315
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473	(a)$12.997
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.315	(b)$12.699
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)79,691	(a)10	(a)646,588
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)10	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA International Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.684
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770	(a)$10.478
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.684	(b)$10.292
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)9	(a)52
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.524	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$22.633	(a)$21.251
	(b)$9.504	(b)$11.606	(b)$11.129	(b)$12.850	(b)$17.392	(b)$17.719	(b)$17.288	(b)$17.645	(b)$20.869	(b)$19.437
Ending AUV	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$22.633	(a)$21.251	(a)$27.036
	(b)$11.606	(b)$11.129	(b)$12.850	(b)$17.392	(b)$17.719	(b)$17.288	(b)$17.645	(b)$20.869	(b)$19.437	(b)$24.532
Ending Number of AUs	(a)23,190	(a)96,374	(a)111,867	(a)96,443	(a)95,022	(a)92,036	(a)107,154	(a)48	(a)21	(a)259
	(b)15,045	(b)56,848	(b)65,884	(b)56,527	(b)55,909	(b)55,164	(b)55,463	(b)0	(b)19	(b)0

SA Invesco VCP Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$10.287	(b)$12.975	(b)$11.429
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959	(a)$13.827
	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$10.287	(b)$12.975	(b)$11.429	(b)$13.108
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)137,337	(a)608,738	(a)2,888,634	(a)4,563,131	(a)184,004	(a)12	(a)604,572
	(b)N/A	(b)N/A	(b)N/A	(b)45,998	(b)168,801	(b)627,348	(b)37,543	(b)0	(b)11	(b)0

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.322	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866
	(b)$9.303	(b)$10.727	(b)$10.384	(b)$11.347	(b)$15.012	(b)$16.401	(b)$16.151	(b)$15.634	(b)$19.281	(b)$19.104
Ending AUV	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866	(a)$28.043
	(b)$10.727	(b)$10.384	(b)$11.347	(b)$15.012	(b)$16.401	(b)$16.151	(b)$15.634	(b)$19.281	(b)$19.104	(b)$25.470
Ending Number of AUs	(a)8,499	(a)37,302	(a)49,716	(a)47,422	(a)47,989	(a)47,844	(a)53,480	(a)0	(a)21	(a)2,225
	(b)7,433	(b)26,974	(b)33,935	(b)31,665	(b)31,084	(b)31,631	(b)35,257	(b)0	(b)19	(b)0

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.797	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000
	(b)$9.774	(b)$10.736	(b)$10.784	(b)$11.982	(b)$14.062	(b)$15.392	(b)$15.122	(b)$15.917	(b)$17.225	(b)$15.545
Ending AUV	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000	(a)$19.951
	(b)$10.736	(b)$10.784	(b)$11.982	(b)$14.062	(b)$15.392	(b)$15.122	(b)$15.917	(b)$17.225	(b)$15.545	(b)$18.099
Ending Number of AUs	(a)13	(a)3,313	(a)32,850	(a)35,007	(a)43,315	(a)57,178	(a)46,866	(a)4,670	(a)17	(a)33,199
	(b)2,768	(b)3,945	(b)4,106	(b)6,678	(b)29,275	(b)26,218	(b)27,507	(b)0	(b)16	(b)0

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.204	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200
	(b)$12.179	(b)$14.177	(b)$10.291	(b)$12.003	(b)$11.390	(b)$10.529	(b)$8.864	(b)$9.638	(b)$12.997	(b)$10.250
Ending AUV	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200	(a)$13.375
	(b)$14.177	(b)$10.291	(b)$12.003	(b)$11.390	(b)$10.529	(b)$8.864	(b)$9.638	(b)$12.997	(b)$10.250	(b)$12.143
Ending Number of AUs	(a)8,581	(a)40,222	(a)42,756	(a)52,907	(a)62,093	(a)68,433	(a)75,511	(a)77	(a)11	(a)2,456
	(b)4,039	(b)14,133	(b)18,674	(b)24,057	(b)25,075	(b)28,959	(b)30,957	(b)0	(b)10	(b)0

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.224	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482
	(b)$8.198	(b)$8.977	(b)$9.553	(b)$10.671	(b)$13.810	(b)$15.478	(b)$14.871	(b)$16.877	(b)$18.689	(b)$17.467
Ending AUV	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482	(a)$24.428
	(b)$8.977	(b)$9.553	(b)$10.671	(b)$13.810	(b)$15.478	(b)$14.871	(b)$16.877	(b)$18.689	(b)$17.467	(b)$21.727
Ending Number of AUs	(a)511	(a)53,162	(a)117,074	(a)111,919	(a)110,054	(a)116,816	(a)133,644	(a)0	(a)19	(a)1,398
	(b)69	(b)30,771	(b)56,561	(b)55,766	(b)72,196	(b)82,909	(b)89,325	(b)0	(b)17	(b)0

SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.645	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067
	(b)$8.613	(b)$9.672	(b)$8.513	(b)$9.773	(b)$12.114	(b)$12.397	(b)$12.026	(b)$12.481	(b)$14.717	(b)$12.799
Ending AUV	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067	(a)$16.629
	(b)$9.672	(b)$8.513	(b)$9.773	(b)$12.114	(b)$12.397	(b)$12.026	(b)$12.481	(b)$14.717	(b)$12.799	(b)$15.009
Ending Number of AUs	(a)2,651	(a)10,168	(a)11,743	(a)12,189	(a)15,667	(a)15,612	(a)16,321	(a)297	(a)14	(a)997
	(b)1,092	(b)4,743	(b)5,089	(b)3,823	(b)8,317	(b)8,115	(b)8,093	(b)0	(b)13	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.237	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390
	(b)$12.214	(b)$12.756	(b)$13.327	(b)$14.041	(b)$13.296	(b)$13.687	(b)$13.427	(b)$13.633	(b)$13.422	(b)$13.069
Ending AUV	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390	(a)$15.511
	(b)$12.756	(b)$13.327	(b)$14.041	(b)$13.296	(b)$13.687	(b)$13.427	(b)$13.633	(b)$13.422	(b)$13.069	(b)$13.975
Ending Number of AUs	(a)114,728	(a)366,855	(a)500,339	(a)659,087	(a)721,954	(a)731,937	(a)952,560	(a)14,243	(a)14	(a)77,975
	(b)51,862	(b)173,849	(b)247,424	(b)332,163	(b)339,617	(b)335,545	(b)389,099	(b)0	(b)13	(b)0

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.819	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158
	(b)$9.794	(b)$12.067	(b)$11.149	(b)$12.708	(b)$17.776	(b)$19.427	(b)$19.649	(b)$19.339	(b)$23.709	(b)$22.058
Ending AUV	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158	(a)$33.255
	(b)$12.067	(b)$11.149	(b)$12.708	(b)$17.776	(b)$19.427	(b)$19.649	(b)$19.339	(b)$23.709	(b)$22.058	(b)$30.122
Ending Number of AUs	(a)7,722	(a)36,367	(a)45,591	(a)42,570	(a)47,302	(a)48,642	(a)58,710	(a)0	(a)24	(a)1,916
	(b)4,809	(b)21,196	(b)25,857	(b)22,397	(b)22,976	(b)23,856	(b)28,773	(b)0	(b)22	(b)0

SA Large Cap Growth Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.540
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592	(a)$12.364
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.540	(b)$12.200
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)10	(a)133
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)10	(b)0

SA Large Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.757
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854	(a)$12.723
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.757	(b)$12.497
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)10	(a)2,805
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)10	(b)0

SA Large Cap Value Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.250
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300	(a)$12.066
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.250	(b)$11.906
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)9	(a)136
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)9	(b)0

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.015	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761
	(b)$8.996	(b)$9.912	(b)$9.323	(b)$10.321	(b)$13.552	(b)$14.207	(b)$14.137	(b)$15.912	(b)$18.192	(b)$16.258
Ending AUV	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761	(a)$22.015
	(b)$9.912	(b)$9.323	(b)$10.321	(b)$13.552	(b)$14.207	(b)$14.137	(b)$15.912	(b)$18.192	(b)$16.258	(b)$19.992
Ending Number of AUs	(a)45,331	(a)161,832	(a)206,697	(a)194,334	(a)208,546	(a)199,496	(a)205,957	(a)0	(a)18	(a)2,452
	(b)31,105	(b)84,186	(b)106,964	(b)101,748	(b)104,276	(b)109,087	(b)108,280	(b)0	(b)16	(b)0

SA Legg Mason Tactical Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$19.714	(a)$9.561
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$18.192	(b)$9.467
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$19.714	(a)$9.561	(a)$11.180
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$18.192	(b)$9.467	(b)$10.982
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)10	(a)26,102
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.632	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490
	(b)$9.612	(b)$10.621	(b)$9.849	(b)$10.793	(b)$14.202	(b)$15.611	(b)$16.005	(b)$16.719	(b)$20.111	(b)$18.639
Ending AUV	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490	(a)$26.710
	(b)$10.621	(b)$9.849	(b)$10.793	(b)$14.202	(b)$15.611	(b)$16.005	(b)$16.719	(b)$20.111	(b)$18.639	(b)$24.105
Ending Number of AUs	(a)16,662	(a)59,032	(a)69,660	(a)67,489	(a)64,907	(a)78,184	(a)97,528	(a)443	(a)20	(a)1,459
	(b)9,189	(b)35,852	(b)31,691	(b)27,614	(b)28,820	(b)28,945	(b)31,632	(b)0	(b)19	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.724	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865
	(b)$9.702	(b)$10.595	(b)$10.207	(b)$11.945	(b)$15.465	(b)$16.841	(b)$16.577	(b)$17.688	(b)$20.683	(b)$19.137
Ending AUV	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865	(a)$27.124
	(b)$10.595	(b)$10.207	(b)$11.945	(b)$15.465	(b)$16.841	(b)$16.577	(b)$17.688	(b)$20.683	(b)$19.137	(b)$24.679
Ending Number of AUs	(a)47,051	(a)167,366	(a)205,987	(a)192,843	(a)188,748	(a)188,093	(a)208,650	(a)0	(a)21	(a)1,448
	(b)24,002	(b)84,625	(b)103,033	(b)95,220	(b)91,651	(b)95,058	(b)101,445	(b)0	(b)19	(b)0

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.757	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094
	(b)$9.738	(b)$10.525	(b)$10.536	(b)$11.519	(b)$13.464	(b)$14.341	(b)$14.021	(b)$15.021	(b)$15.958	(b)$14.711
Ending AUV	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094	(a)$19.101
	(b)$10.525	(b)$10.536	(b)$11.519	(b)$13.464	(b)$14.341	(b)$14.021	(b)$15.021	(b)$15.958	(b)$14.711	(b)$17.320
Ending Number of AUs	(a)9,987	(a)28,624	(a)38,719	(a)37,874	(a)39,033	(a)48,820	(a)63,525	(a)6,730	(a)16	(a)26,065
	(b)5,350	(b)10,217	(b)14,415	(b)14,059	(b)18,509	(b)28,929	(b)41,801	(b)0	(b)15	(b)0

SA Mid Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.108
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.019
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.108	(a)$11.273
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.019	(b)$11.073
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,034	(a)9	(a)9,043
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.406	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654
	(b)$9.384	(b)$9.999	(b)$8.386	(b)$9.665	(b)$11.452	(b)$10.296	(b)$10.140	(b)$9.765	(b)$11.566	(b)$9.738
Ending AUV	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654	(a)$12.659
	(b)$9.999	(b)$8.386	(b)$9.665	(b)$11.452	(b)$10.296	(b)$10.140	(b)$9.765	(b)$11.566	(b)$9.738	(b)$11.478
Ending Number of AUs	(a)3,015	(a)8,893	(a)13,992	(a)17,080	(a)24,653	(a)27,074	(a)59,477	(a)0	(a)11	(a)2,892
	(b)0	(b)1,128	(b)5,611	(b)7,375	(b)11,063	(b)13,986	(b)22,766	(b)0	(b)10	(b)0

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.476	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548
	(b)$8.435	(b)$9.703	(b)$9.520	(b)$10.925	(b)$14.082	(b)$15.275	(b)$15.453	(b)$16.947	(b)$18.578	(b)$16.738
Ending AUV	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548	(a)$24.125
	(b)$9.703	(b)$9.520	(b)$10.925	(b)$14.082	(b)$15.275	(b)$15.453	(b)$16.947	(b)$18.578	(b)$16.738	(b)$21.598
Ending Number of AUs	(a)15	(a)0	(a)430	(a)6,853	(a)11,201	(a)13,934	(a)35,231	(a)0	(a)19	(a)1,339
	(b)0	(b)0	(b)1,327	(b)3,479	(b)10,434	(b)12,895	(b)19,053	(b)0	(b)17	(b)0

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.300	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697
	(b)$10.261	(b)$11.472	(b)$11.371	(b)$12.502	(b)$14.477	(b)$15.279	(b)$14.748	(b)$16.046	(b)$17.106	(b)$15.975
Ending AUV	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697	(a)$21.031
	(b)$11.472	(b)$11.371	(b)$12.502	(b)$14.477	(b)$15.279	(b)$14.748	(b)$16.046	(b)$17.106	(b)$15.975	(b)$18.832
Ending Number of AUs	(a)12	(a)48	(a)559	(a)538	(a)2,327	(a)15,529	(a)30,152	(a)0	(a)18	(a)8,654
	(b)1,610	(b)3,988	(b)7,142	(b)8,788	(b)10,117	(b)13,644	(b)9,877	(b)0	(b)16	(b)0

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$9.727	(b)$12.648	(b)$11.513
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047	(a)$14.144
	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$9.727	(b)$12.648	(b)$11.513	(b)$13.409
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)117,827	(a)616,138	(a)2,334,274	(a)4,694,303	(a)51,143	(a)12	(a)237,347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)12	(b)0

SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.718	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773
	(b)$9.694	(b)$10.911	(b)$11.174	(b)$12.839	(b)$13.608	(b)$13.479	(b)$12.670	(b)$14.715	(b)$15.278	(b)$14.373
Ending AUV	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773	(a)$17.848
	(b)$10.911	(b)$11.174	(b)$12.839	(b)$13.608	(b)$13.479	(b)$12.670	(b)$14.715	(b)$15.278	(b)$14.373	(b)$16.134
Ending Number of AUs	(a)14,276	(a)35,447	(a)64,832	(a)74,190	(a)85,301	(a)94,734	(a)93,441	(a)1,154	(a)16	(a)3,098
	(b)2,699	(b)13,201	(b)26,170	(b)31,949	(b)32,754	(b)42,463	(b)53,419	(b)0	(b)14	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.795
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993	(a)$13.019
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.795	(b)$12.684
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,425	(a)29,289	(a)11	(a)116,159
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)2,425	(b)0	(b)11	(b)0

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.837	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845
	(b)$7.807	(b)$8.211	(b)$6.952	(b)$8.282	(b)$9.927	(b)$8.828	(b)$8.532	(b)$8.506	(b)$10.002	(b)$8.060
Ending AUV	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845	(a)$10.495
	(b)$8.211	(b)$6.952	(b)$8.282	(b)$9.927	(b)$8.828	(b)$8.532	(b)$8.506	(b)$10.002	(b)$8.060	(b)$9.487
Ending Number of AUs	(a)271	(a)1,166	(a)909	(a)1,020	(a)8,812	(a)9,145	(a)16,142	(a)595	(a)9	(a)3,028
	(b)6,417	(b)11,894	(b)10,886	(b)10,591	(b)16,937	(b)17,997	(b)15,391	(b)0	(b)8	(b)0

SA Schroders VCP Global Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.804	(b)$11.955	(b)$10.666
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920	(a)$12.837
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.804	(b)$11.955	(b)$10.666	(b)$12.439
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,159,352	(a)105,679	(a)11	(a)208,782
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)6,248	(b)0	(b)11	(b)0

SA Small Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.760
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847	(a)$10.888
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.760	(b)$10.695
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)9	(a)4,152
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.496
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590	(a)$11.780
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.496	(b)$11.571
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)10	(a)458,643
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.548	(b)$12.273	(b)$11.180
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446	(a)$13.836
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.548	(b)$12.273	(b)$11.180	(b)$13.407
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,390,246	(a)234,749	(a)11	(a)778,954
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,239	(b)0	(b)11	(b)0

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.408	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396
	(b)$9.390	(b)$9.516	(b)$8.259	(b)$9.701	(b)$11.757	(b)$10.769	(b)$10.086	(b)$10.046	(b)$11.584	(b)$9.501
Ending AUV	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396	(a)$11.500
	(b)$9.516	(b)$8.259	(b)$9.701	(b)$11.757	(b)$10.769	(b)$10.086	(b)$10.046	(b)$11.584	(b)$9.501	(b)$10.426
Ending Number of AUs	(a)80,826	(a)334,728	(a)381,069	(a)370,176	(a)413,143	(a)424,540	(a)454,813	(a)259	(a)10	(a)5,955
	(b)50,838	(b)182,561	(b)210,225	(b)202,299	(b)223,393	(b)229,197	(b)239,057	(b)0	(b)10	(b)0

SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/23/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.516	(b)$12.129	(b)$12.458	(b)$11.634	(b)$9.350	(b)$13.701	(b)$12.519
Ending AUV	(a)N/A	(a)N/A	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337	(a)$15.873
	(b)N/A	(b)N/A	(b)$10.516	(b)$12.129	(b)$12.458	(b)$11.634	(b)$9.350	(b)$13.701	(b)$12.519	(b)$14.781
Ending Number of AUs	(a)N/A	(a)N/A	(a)3,430,969	(a)10,161,109	(a)19,798,493	(a)28,739,140	(a)30,738,285	(a)186,776	(a)13	(a)511,497
	(b)N/A	(b)N/A	(b)1,737,331	(b)4,753,288	(b)7,191,559	(b)9,597,631	(b)5,499	(b)0	(b)13	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.415	(b)$12.055	(b)$12.381	(b)$11.530	(b)$11.938	(b)$13.549	(b)$12.331
Ending AUV	(a)N/A	(a)N/A	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046	(a)$15.400
	(b)N/A	(b)N/A	(b)$10.415	(b)$12.055	(b)$12.381	(b)$11.530	(b)$11.938	(b)$13.549	(b)$12.331	(b)$14.440
Ending Number of AUs	(a)N/A	(a)N/A	(a)237,739	(a)4,646,920	(a)12,903,833	(a)20,141,779	(a)20,818,730	(a)229,431	(a)13	(a)472,330
	(b)N/A	(b)N/A	(b)161,296	(b)1,360,629	(b)3,480,818	(b)4,919,044	(b)5,149,976	(b)0	(b)12	(b)0

SA VCP Index Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.419
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512	(a)$11.566
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.419	(b)$11.361
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,954	(a)10	(a)425,818
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)9	(b)0

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.786	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087
	(b)$10.754	(b)$12.962	(b)$11.834	(b)$14.400	(b)$19.210	(b)$21.744	(b)$23.220	(b)$22.535	(b)$29.273	(b)$28.420
Ending AUV	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087	(a)$40.209
	(b)$12.962	(b)$11.834	(b)$14.400	(b)$19.210	(b)$21.744	(b)$23.220	(b)$22.535	(b)$29.273	(b)$28.420	(b)$36.467
Ending Number of AUs	(a)20,205	(a)86,558	(a)106,443	(a)104,933	(a)102,941	(a)112,079	(a)125,052	(a)0	(a)31	(a)6,069
	(b)14,561	(b)45,019	(b)48,892	(b)43,884	(b)45,493	(b)54,171	(b)862	(b)0	(b)28	(b)0

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$11.134	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541
	(b)$11.116	(b)$11.462	(b)$12.056	(b)$12.290	(b)$11.819	(b)$12.208	(b)$12.055	(b)$11.620	(b)$11.710	(b)$11.459
Ending AUV	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541	(a)$13.273
	(b)$11.462	(b)$12.056	(b)$12.290	(b)$11.819	(b)$12.208	(b)$12.055	(b)$11.620	(b)$11.710	(b)$11.459	(b)$12.031
Ending Number of AUs	(a)46,535	(a)143,516	(a)209,453	(a)287,242	(a)330,543	(a)409,878	(a)670,419	(a)5,590	(a)13	(a)40,738
	(b)21,729	(b)66,518	(b)105,949	(b)144,548	(b)151,977	(b)166,161	(b)1,672	(b)0	(b)11	(b)0

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$11.305	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682
	(b)$11.304	(b)$11.399	(b)$11.898	(b)$12.159	(b)$11.345	(b)$11.353	(b)$11.027	(b)$11.259	(b)$10.727	(b)$10.497
Ending AUV	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682	(a)$12.187
	(b)$11.399	(b)$11.898	(b)$12.159	(b)$11.345	(b)$11.353	(b)$11.027	(b)$11.259	(b)$10.727	(b)$10.497	(b)$10.865
Ending Number of AUs	(a)66,712	(a)214,281	(a)296,057	(a)376,332	(a)436,487	(a)487,477	(a)581,276	(a)15,625	(a)12	(a)60,709
	(b)27,059	(b)93,052	(b)135,401	(b)179,700	(b)186,612	(b)198,792	(b)205,624	(b)0	(b)10	(b)0

SA Wellington Strategic Multi-Asset Portfolio – AST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.184
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370	(a)$12.186
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.184	(b)$11.872
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)694	(a)14,415	(a)10	(a)41,358
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)694	(b)0	(b)10	(b)0

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.064	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108
	(b)$7.033	(b)$8.369	(b)$8.057	(b)$9.197	(b)$12.912	(b)$12.752	(b)$12.376	(b)$13.052	(b)$16.029	(b)$14.613
Ending AUV	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108	(a)$22.124
	(b)$8.369	(b)$8.057	(b)$9.197	(b)$12.912	(b)$12.752	(b)$12.376	(b)$13.052	(b)$16.029	(b)$14.613	(b)$19.911
Ending Number of AUs	(a)2,261	(a)8,758	(a)8,982	(a)8,003	(a)7,854	(a)8,603	(a)11,123	(a)0	(a)16	(a)1,872
	(b)695	(b)4,569	(b)7,199	(b)7,150	(b)10,449	(b)9,453	(b)6,606	(b)0	(b)15	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Appendix B – Death Benefits Following Spousal Continuation

If your contract was issued between May 1, 2017 and September 8, 2019 and you did not elect the Polaris Income Plus flex or Polaris Income Plus Daily Flex Living Benefit, please see Appendix K - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2017 and SEPTEMBER 8, 2019. If your contract was issued prior to May 1, 2017, please see Appendix G – DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017.
If your contract was issued between May 1, 2019 and September 8, 2019 and you elected either the Polaris Income Plus Flex or Polaris Income Plus Daily Flex Living Benefit, please see this appendix for the Death Benefits Following Spousal Continuation applicable to your contract.
The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s
81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal.
•	If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	If a withdrawal is taken on or after the Continuing Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday.
Contract Value Death Benefit Payable Upon Continuing Spouse’s Death
The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.
The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.
Return of Purchase Payment and Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death:
A.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit without election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit with election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time for prospectively issued contracts.

Appendix C – Formula and Examples of Calculations of the Polaris Income Plus FLEX
AND POLARIS INCOME PLUS DAILY FLEx Fee

The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/4). If you change your Income Option election on the Activation Date, the quarterly fee can increase no more than 0.1625% [(.40% + 0.25%)/4] on the first Benefit Quarter Anniversary following the Activation Date.
Lifetime Income Option Change Fee*	0.25%
*	The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot be more than 0.625% (2.50%/4) for each Benefit Quarter. The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the quarterly average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the “Quarterly Average (Daily VIX2)”). In general, as the Quarterly Average (Daily VIX2) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.
If you change your Lifetime Income Option on the Activation Date, the Lifetime Income Option Change fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee Rate shown in the table above.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
The example below will assume the election of Polaris Income Plus Flex for one Covered Person with Lifetime Income Option 1. The Initial Annual Fee Rate is 1.25%. The steps for calculating the fee rates are the same for all features and number of Covered Persons.
Example
Assumptions:
•	Polaris Income Plus Flex Lifetime Income Option 1 for one Covered Person was elected at issue.
The assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value*	Annual Fee Rate	Quarterly Fee Rate**
1st	525.71	N/A	1.25%	0.3125%
2nd	412.12	N/A	1.25%	0.3125%
3rd	770.25	N/A	1.25%	0.3125%
4th	573.97	N/A	1.25%	0.3125%
5th	204.42	1.06%	1.06%	0.2650%
*	The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.
**	The Quarterly Fee Rate is the Annual Fee Rate divided by 4.
The Annual Fee Rates and Quarter Fee Rates are calculated as follows:
In the 5th Benefit Quarter, the Quarterly Average (Daily VIX2) is 204.42. We calculate the Annual Fee Rate in the 5th Benefit Quarter as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [204.42/33 – 10]}
1.25% + [0.05% x (–3.81)]
1.25% + (–0.19%) = 1.06% (Annual Fee Rate)

Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.25% – 1.06% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.25%).
1.06% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)
Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.06%
The Quarterly Fee Rate is 0.2650% (or 1.06% divided by 4).
After the 5th Benefit Quarter, until the 12th Benefit Quarter, the assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate
6th	351.93	1.28%	1.28%	0.3200%
7th	307.03	1.22%	1.22%	0.3050%
8th	602.30	1.66%	1.62%	0.4050%
9th	698.25	1.81%	1.81%	0.4525%
10th	323.74	1.24%	1.41%	0.3525%
11th	525.72	1.55%	1.55%	0.3875%
12th	765.45	1.91%	1.91%	0.4775%
The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:
In the 8th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 602.30. We calculate the Annual Fee Rate on the 8th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [602.30/33 – 10]}
1.25% + [0.05% x (8.25)]
1.25% + 0.41% = 1.66% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.66% – 1.22% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 1.22%.
The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.62% (1.22% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.
Therefore, the Quarterly Fee Rate is 0.4050% (or 1.62% divided by 4).
In the 10th Benefit Quarter, the Quarterly Average (Daily VIX2) decreases to 323.74. We calculate the Annual Fee Rate on the 10th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [323.74/33 – 10]}
1.25% + [0.05% x (–0.19)]
1.25% + (–0.01%) = 1.24% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.81% – 1.24% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.81%.
The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.41% (1.81% – 0.40%).
Therefore, the Quarterly Fee Rate is 0.3525% (or 1.41% divided by 4).
Assume that Lifetime Income is activated and Lifetime Income Option 1 was changed to Lifetime Income Option 2 during the 13th Benefit Quarter.
The assumed Quarterly Averages (Daily VIX2) are as follows:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate	Annual Lifetime Income Option Change Fee	Quarterly Lifetime Income Option Change Fee
12th	765.45	1.91%	1.91%	0.4775%	N/A	N/A
13th	957.12	2.20%	2.45%	0.6125%	0.25%	0.0625%
14th	1,025.43	2.30%	2.50%	0.6250%	0.20%	0.0500%
15th	721.89	1.84%	2.15%	0.5375%	0.25%	0.0625%
16th	207.38	1.06%	1.75%	0.4375%	0.25%	0.0625%
On every Benefit Quarter after the 14th, the combined Annual Fee Rate, which includes the Income Option Change Fee, will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2), subject to the Minimum and Maximum Annual Fee Rates shown above.

In the 13th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 957.12. We calculate the Annual Fee Rate on the 13th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [957.12/33 – 10]}
1.25% + (0.05% x 19)
1.25% + 0.95% = 2.20% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.20% - 1.91% = 0.29% which is within 0.40% of the previous Annual Fee Rate (1.91%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.20% + 0.25% = 2.45% which is within the Maximum Annual fee Rate (2.50%).
Therefore, the Quarterly Fee Rate is 0.6125% (or 2.45% divided by 4).
In the 14th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 1,025.43. We calculate the Annual Fee Rate on the 14th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [1,025.43/33 – 10]}
1.25% + (0.05% x 21.07)
1.25% + 1.05% = 2.30% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.30% - 2.20% = 0.10% which is within 0.40% of the previous Annual Fee Rate (2.20%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.30% + 0.25% = 2.55% which is higher than the Maximum Annual fee Rate (2.50%). The sum of the Living Benefit fee and the Lifetime Income Option Change fee is adjusted to be 2.50%.
Therefore, the Lifetime Income Option Change fee charged is 0.20% (2.50% - 2.30%), and the Quarterly Fee Rate is 0.6250% (or 2.50% divided by 4).
After the 14th Benefit Quarter, the combined Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2). If your contract value falls to zero, the fee will no longer be deducted.

Appendix D – Optional Living Benefits Examples

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values of the currently offered Living Benefits – Polaris Income Plus Flex and Polaris Income Plus Daily Flex. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.
Examples 1 through 5 below assume election of Polaris Income Plus Flex Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
Example 1: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Income Credit Percentage = 5.25%
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Values as of	Purchase Payments Invested	Contract Value	Income Base	Income Credit Base	Maximum Annual Withdrawal Amount
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Income Base = Initial Purchase Payment = $100,000
•	Income Credit Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.0% = $6,000
Example 2: Impact of Adding Subsequent Purchase Payments and Attaining Higher Anniversary Values
The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:
•	Subsequent Purchase Payment invested in the first Benefit Year = $60,000.
•	Subsequent Purchase Payment invested in the second Benefit Year = $90,000.
•	No withdrawals taken in the first 2 Benefit Years.

Values as of	Purchase Payment Invested	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	—	$6,000
Year 1	$60,000	$165,000	—	$160,000	$160,000	—	$9,600
1st Anniversary	—	$170,000	$170,000	$170,000	$170,000	$8,400	$10,200
Year 2	$90,000	$255,000	—	$260,000	$260,000	—	$15,600
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,220
The values of the feature are impacted by adding subsequent Purchase Payments and attaining Higher Anniversary Values as follows:
•	The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.
•	The Income Base and Income Credit Base are increased to a Higher Anniversary Value on each Benefit Year Anniversary if the Anniversary Value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the value of the new Income Base.

○	In year 1, a subsequent Purchase Payment of $60,000 was added. The Income Base and Income Credit Base were increased to $160,000 ($100,000 + $60,000); and the MAWA was increased to $9,600 ($160,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $170,000 ($170,000 is greater than $160,000 + $8,400 Income Credit); and the MAWA was increased to $10,200 ($170,000 x 6.00%).
○	In year 2, a subsequent Purchase Payment of $90,000 was added. The Income Base and Income Credit Base were increased to $260,000 ($170,000 + $90,000); and the MAWA was increased to $15,600 ($260,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $260,000 + $13,650 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.00%).
Example 3: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:
•	A withdrawal of $5,000 was taken in the 3rd Benefit Year, prior to the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,200
Year 3	$5,000	$300,000	—	$282,217	$282,217	—	$16,933
3rd Anniversary	—	$310,000	$310,000	$310,000	$310,000	$14,816	$18,600
•	The Income Base and Income Credit Base are in the same proportion by which the contract value is reduced by the withdrawal amount.
○	In year 3, the reduction proportion was 1.6667% ($5,000/$300,000); the reduced Income Base and Income Credit Base were $282,217 ($287,000 x [1 – 1.6667%]).
○	On the 3rd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $310,000 (Anniversary Value $310,000 is greater than $282,217 + $14,816 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.00%).
Example 4: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:
•	Withdrawals of 5% of Income Base taken in the fourth and fifth Benefit Years, after the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
3rd Anniversary	—	$310,000	$310,000	$310,000	$310,000	$14,816	$18,600
Year 4	$15,500	$315,000	—	$310,000	$310,000	—	$18,600
4th Anniversary	—	$310,000	$310,000	$310,775	$310,000	$775	$18,647
Year 5	$15,539	$302,000	—	$310,775	$310,000	—	$18,647
5th Anniversary	—	$305,000	$305,000	$311,550	$310,000	$775	$18,693
•	In year 4, a Lifetime Income amount of $15,500 was withdrawn.
•	In year 5, a Lifetime Income amount of $15,539 was withdrawn.
The values of the feature are impacted by Lifetime Income withdrawals taken as follows:
•	The Income Base and Income Credit Base are not reduced because the amount of the Lifetime Income withdrawal taken was less than the Maximum Annual Withdrawal Amount (“MAWA”).
○	In year 4, $15,500 was withdrawn and is less than MAWA of $18,600.
○	In year 5, $15,539 was withdrawn and is less than MAWA of $18,647.

•	The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th Benefit Year Anniversaries were reduced by the percent withdrawn (5.25% Income Credit Percentage – 5% withdrawal = 0.25% Income Credit Percentage).
Income Credit = $775 ($310,000 Income Credit Base x 0.25% Income Credit Percentage)
Note:    When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments and when the Income Base is increased to the Higher Anniversary Value (as shown in Example 2 above).
Example 5: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:
•	Withdrawals of 8% of Income Base taken in the sixth and seventh Benefit Years.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
5th Anniversary	—	$305,000	$305,000	$311,550	$310,000	$775	$18,693
Year 6	$24,924	$280,000	—	$304,770	$303,253	—	$18,286
6th Anniversary	—	$290,000	$290,000	$304,770	$303,253	$0	$18,286
Year 7	$24,382	$260,000	—	$297,933	$296,451	—	$17,876
7th Anniversary	—	$230,000	$230,000	$297,933	$296,451	$0	$17,876
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) after the Activation Date as follows:
•	The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 6, the reduction proportion was 2.1763% ([$24,924 - $18,693] / [$305,000 - $18,693]); the Income Base was reduced to $304,770 ($311,550 x [1 – 2.1763%]); the Income Credit Base was reduced to $303,253 ($310,000 x [1 – 2.1763%]); and the MAWA was reduced to $18,286 ($304,770 x 6.00%).
○	In year 7, the reduction proportion was 2.2433% ([$24,382 – $18,286] / [$290,000 - $18,286]); the Income Base was reduced to $297,933 ($304,770 x [1 – 2.2433%]); the Income Credit Base was reduced to $296,451 ($303,253 x [1 – 2.2433%]); and the MAWA was reduced to $17,876 ($297,933 x 6.00%).
•	The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.
•	The MAWA is recalculated based on the reduced Income Base.
Example 6: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:
•	Contract values as shown below and reduced to $0 in Year 11 due to market conditions.
•	No withdrawals taken after the seventh Benefit Year.

Values as of	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount	Protected Income Payment
7th Anniversary	$230,000	$230,000	$297,933	$296,451	$0	$17,876	—
8th Anniversary	$150,000	$150,000	$313,496	$296,451	$15,564	$18,810	—
9th Anniversary	$100,000	$100,000	$329,060	$296,451	$15,564	$19,744	—
10th Anniversary	$50,000	$50,000	$344,624	$296,451	$15,564	$20,677	—
Year 11	$0	$0	$344,624	$296,451	—	$20,677	—
11th Anniversary	$0	$0	$344,624	$296,451	—	—	$13,785
•	The Protected Income Payment of $13,785 ($344,624 x 4%) will be paid for the lifetime of the Covered Person.
Examples 7-12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).

Example 7: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Value as of	Purchase Payments Invested	Contract Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Minimum Income Base = Income Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.00% = $6,000, if Lifetime Income is activated
Example 8: Impact of Increase in Income Base due to Daily Step-up Values, Adding Subsequent Purchase Payments, and Minimum Income Base at Benefit Year Anniversaries prior to the Activation Date
The values shown below are based on the assumptions stated in Example 7 above, in addition to the following:
•	Subsequent Purchase Payment invested in the 1st Benefit Year = $60,000
•	Subsequent Purchase Payment invested in the 2nd Benefit Year = $90,000
•	No withdrawals taken in the first 2 Benefit Years
•	The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated

Values as of	Purchase Payment Invested	Assumed Contract Value	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	$6,000
Year 1 – Day 25	—	$102,000	$102,000	$100,000	$102,000	$6,120
Year 1 – Day 105	—	$105,000	$105,000	$100,000	$105,000	$6,300
Year 1 – Day 200	$60,000	$162,000	—	$160,000	$165,000	$9,900
Year 1 – Day 300	—	$166,000	$166,000	$160,000	$166,000	$9,960
1st Anniversary	—	$167,000	$167,000	$168,000	$168,000	$10,080
Year 2 – Day 180	$90,000	$250,000	—	$258,000	$258,000	$15,480
Year 2 – Day 250	—	$280,000	$280,000	$258,000	$280,000	$16,800
2nd Anniversary	—	$279,000	—	$270,500	$280,000	$16,800
The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:
•	If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base, only available after Lifetime Income is activated
•	The Income Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.
○	In year 1 – day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6.00%).

○	In year 1 – day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6.00%)
○	In year 1 – day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $9,900 ($165,000 x 6.00%).
•	While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base. At Benefit Year Anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.
○	In year 1 – day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $9,960 ($166,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $10,080 ($168,000 x 6.00%).
○	In year 2 – day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $15,480 ($258,000 x 6.00%).
○	In year 2 – day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $16,800 ($280,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $16,800.
Example 9: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in the Examples 7 and 8 above, in addition to the following:
•	Withdrawals of $5,000 was taken in Benefit Year 3, prior to the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	$279,000	—	—	$270,500	$280,000	$16,800
Year 3 – Day 45	$290,000	—	$290,000	$270,500	$290,000	$17,400
Year 3 – Day 155	$285,000	$5,000	—	$265,754	$284,912	$17,095
Year 3 – Day 275	$300,000	—	$300,000	$265,754	$300,000	$18,000
3rd Anniversary	$310,000	—	$310,000	$278,035	$310,000	$18,600
○	In year 3 – day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6.00%).
○	In year 3 – day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 – 1.7544%]) and the reduced MAWA was $17,095 ($284,912 x 6.00%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 – 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 – 1.7544%}])
○	In year 3 – day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $18,000 ($300,000 x 6.00%).
○	On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x $88,421) and the MAWA was increased to $18,600 ($310,000 x 6.00%).

Example 10: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in the Examples 7, 8 and 9 above, in addition to the following:
•	Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
3rd Anniversary	$310,000	—	$310,000	$287,035	$310,000	$18,600
Year 4 – Day 65	$315,000	—	$315,000	$287,035	$315,000	$18,900
Year 4 – Day 92	$312,000	$10,000	—	—	$315,000	$18,900
Year 4 – Day 350	$320,000	—	$320,000	—	$315,000	$18,900
4th Anniversary	$311,000	—	—	—	$320,000	$19,200
Year 5 – Day 75	$325,000	—	$325,000	—	$320,000	$19,200
Year 5 – Day 80	$322,000	$19,200	—	—	$320,000	$19,200
5th Anniversary	$317,000	—	—	—	$325,000	$19,500
Year 6 – Day 155	$330,000	—	$330,000	—	$325,000	$19,500
6th Anniversary	$329,000	—	—	—	$330,000	$19,800
•	In year 4, a Lifetime Income amount of $10,000, less than MAWA was withdrawn.
•	In year 5, a Lifetime Income amount of $19,200, equal to MAWA was withdrawn.
The values of the feature are impacted prior to and after the withdrawals are taken as follows:
•	Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.
○	In year 4 – day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6.00%).
○	In year 4 – day 92, after the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
•	After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.
○	In year 4 – day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
○	On the 4th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6.00%).
•	Past the first Benefit Year Anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values in the immediately preceding Benefit Year.
○	In year 5 – day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	In year 5 – day 80, a Lifetime Income amount $19,200 was withdrawn and was equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	On the 5th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 6 – day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

○	On the 6th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,800 ($330,000 x 6.00%).
Example 11: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in the Examples 7, 8, 9 and 10 above, in addition to the following:
•	Withdrawal of 8% of Income Base taken in the 6th and 7th contract years.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount
6th Anniversary	$329,000	—	—	$330,000	$19,800
Year 7 – Day 37	$321,000	$26,400	—	$322,769	$19,366
Year 7 – Day 362	$325,000	—	$325,000	$322,769	$19,366
7th Anniversary	$317,000	—	—	$325,000	$19,500
Year 8 – Day 46	$307,000	$26,000	—	$317,652	$19,059
8th Anniversary	$270,000	—	—	$317,652	$19,059
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) as follows:
•	The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 7 – day 37, the reduction proportion is 2.1912% ([$26,400 - $19,800] / [$321,000 - $19,800]); the reduced Income Base was $322,769 ($330,000 x [1 – 2.1912%]) and the reduced MAWA was $19,366 ($322,769 x 6.00%).
○	In year 7 – day 362, there was a Step-up Value of $325,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.
○	On the 7th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the Excess Withdrawal, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 8 – day 46, the reduction proportion was 2.2609% ([$26,000 – $19,500] / [$307,000 - $19,500]); the reduced Income Base was $317,652 ($325,000 x [1 – 2.2609%]); and the reduced MAWA was $19,059 ($317,652 x 6.00%).
Example 12: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 7, 8, 9, 10 and 11 above, in addition to the following:
•	Contract value as shown and reduced to $0 in Year 12 due to market conditions.
•	MAWA withdrawals were taken every year.
•	There were no Step-up Values after the 8th Benefit Year Anniversary date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount	Protected Income Payment
8th Anniversary	$270,000	—	—	$317,652	$19,059	—
9th Anniversary	$150,000	$19,059	—	$317,652	$19,059	—
10th Anniversary	$100,000	$19,059	—	$317,652	$19,059	—
11th Anniversary	$50,000	$19,059	—	$317,652	$19,059	—
Year 12 – Day 81	$0	$19,059	—	$317,652	$19,059	—
12th Anniversary	$0	$0	—	$317,652	—	$12,706
•	The Protected Income Payment of $12,706 ($317,652 x 4%) will be paid for the lifetime of the Covered Person.

Appendix E – State Contract Availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Administration Charge	Contract Maintenance Fee is $30.	New Mexico
Administration Charge	Charge will be deducted pro-rata from Variable Portfolios only.	New York Oregon Texas Washington
Annuity Date	You may switch to the Income Phase any time after your first contract anniversary.	Florida
Annuity Date	You may begin the Income Phase any time 13 or more months after contract issue.	New York
Cancellation of Living Benefit	Amounts allocated to the Secure Value Account will be automatically transferred to the Goldman Sachs VIT Government Money Market Fund or similar money market portfolio.	Washington
Early Access	The Early Access Feature is not available for contracts purchased on or after September 2, 2016.	Maryland
Free Look	If you are age 65 or older on the contract issue date, the Free Look period is 30 days.	Arizona
Free Look	If you are age 60 or older on the contract issue date:
The Free Look period is 30 days; and
If you invest in the Money Market Portfolio, the Free Look amount is calculated as the Purchase Payments paid; or
If you invest in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your contract plus any fees paid on the day we received your request in Good Order at the Annuity Service Center.
	If you are age 60 or younger on the contract issue date, the Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your contract plus fees and charges on the day we receive your request in Good Order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.	Arkansas New York
Joint Ownership	Benefits and Features to be made available to Domestic Partners.	California District of Columbia Maine Nevada Oregon Washington Wisconsin
Joint Ownership	Benefits and Features to be made available to Civil Union Partners.	California Colorado Hawaii Illinois New Jersey Rhode Island
Marketlock Income Plus, MarketLock For Life Plus, MarketLock For Life	Charge will be deducted pro-rata from Variable Portfolios only.	New York Oregon Texas Washington
Minimum Contract Value	The minimum remaining contract value after a partial withdrawal must be $2,000.	New York Texas
Nursing Home Waiver	The Nursing Home Waiver is not available for contracts purchased on or after May 1, 2014.	California
Nursing Home Waiver	The Nursing Home Waiver is not available for contracts purchased on or after February 6, 2017.	Connecticut Massachusetts Pennsylvania
Nursing Home Waiver	The Nursing Home Waiver is not available for contracts issued on or after May 1, 2017.	Missouri
E-1

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Polaris Income Plus Daily Flex Polaris Income Plus Flex	Charge will be deducted pro-rata from Variable Portfolios only.	Connecticut Hawaii Missouri New York Oregon Texas Washington Vermont Virginia
Polaris Income Builder Polaris Income Plus	Charge will be deducted pro-rata from Variable Portfolios only. * for contracts issued on or after January 23, 2017	Missouri* New York Oregon Texas Washington
Polaris Income Plus Daily	Charge will be deducted pro-rata from Variable Portfolios only.	Hawaii Missouri New York Oregon Texas Washington
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Purchase Payment Age Limit	The Purchase Payment Age Limit is the later of three years after contract issue or the Owner’s 63rd birthday for contracts issued July 18, 2011 through August 2, 2015. The Purchase Payment Age limit is not applicable to contracts issued on or after August 3, 2015.	Kentucky Minnesota Oklahoma Texas
Purchase Payment Age Limit	The Purchase Payment Age Limit is the later of two years after contract issue or the Owner’s 62nd birthday for contracts issued July 18, 2011 through August 2, 2015. The Purchase Payment Age limit is not applicable to contracts issued on or after August 3, 2015.	Washington
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
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Appendix F – Living Benefits for Contracts Issued Prior to APRIL 30, 2020

None of the living benefits parameters described below are currently being offered.
Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:
•	Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.
•	On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.
•	On or after November 12, 2012, unless you elected either the Polaris Income Flex or Polaris Income Plus Daily Flex Living Benefit feature, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.
If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

Polaris Income Plus Flex & Polaris Income Plus Daily Flex	F-1
Polaris Income Plus Flex & Polaris Income Plus Daily Flex Fee	F-15
Additional Important Information Applicable to Polaris Income Plus Flex and Polaris Income Plus Daily Flex	F-16
Polaris Income Plus Daily	F-20
Polaris Income Plus Daily Fee	F-28
Additional Important Information Applicable to Polaris Income Plus Daily	F-29
Polaris Income Plus*	F-31
Polaris Income Plus* Fee	F-43
Additional Important Information Applicable to Polaris Income Plus	F-44
Polaris Income Builder**	F-47
Polaris Income Builder** Fee	F-54
Additional Important Information Applicable to Polaris Income Builder	F-55
MarketLock For Life	F-57
MarketLock For Life Fee	F-60
MarketLock Income Plus	F-63
MarketLock Income Plus Fee	F-68
MarketLock For Life Plus	F-69
MarketLock For Life Plus Fee	F-73

*	Formerly called SunAmerica Income Plus
**	Formerly called SunAmerica Income Builder

Polaris Income PLUS FLEX and POLARIS INCOME PLUS DAILY FLEX
If your contract was issued prior to April 30, 2020 and you elected the Polaris Income Plus Flex or Polaris Income Plus Daily Flex living benefit, the following provisions are applicable to the feature you elected.
Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Activation Date
The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.
Benefit Quarter
Each consecutive 3-month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the Contract Issue Date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

Covered Person Changes
The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.
Higher Anniversary Value
For Polaris Income Plus Flex, the current Anniversary Value that is greater than the current Income Base.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Income Credit
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability Prior to the Activation Date	Income Credit Availability On or After Activation Date
Polaris Income Plus Flex	5.25% (For contracts purchased on or after March 30, 2020) 6% (For contracts purchased prior to March 30, 2020)	Available during the first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	Available during the first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage
Polaris Income Plus Daily Flex	Not available
Income Credit Base
Applicable to Polaris Income Plus Flex only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Percentage
Applicable to Polaris Income Plus Flex only, a percentage of the Income Credit Base used to determine the Income Credit amount during the Income Credit Period. Please refer to Income Credit above for the Income Credit Percentage applicable to your contract.
Income Credit Period
Applicable to Polaris Income Plus Flex only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.
Income Option
The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.
Income Option Change
A one-time opportunity to change the Income Option of your initial Living Benefit election on the Activation Date.
Investment Requirements
In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined below under “Are there investment requirements if I elect a Living Benefit?”
Life Change Event
A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.
Lifetime Income
Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.
Minimum Income Base for Polaris Income Plus Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary if you have not activated Lifetime Income. Any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to calculate the Minimum Income Base. If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income

Base amount is calculated as a percentage of Purchase Payments as follows:
Minimum Income Base Period	Minimum Income Base Percentage (as a Percentage of the Purchase Payments*)
Activation Date on or after the 12th Benefit Year Anniversary	200% of Purchase Payments* received in the 1st Benefit Year, plus 100% of Purchase Payments* received after the 1st Benefit Year
*	Purchase Payments reduced proportionately for withdrawals taken prior to the Activation Date.
Minimum Income Base for Polaris Income Plus Daily Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary during the Minimum Income Base period, as long as the Activation Date is after each Benefit Year Anniversary indicated as follows:
Minimum Income Base Period (Lifetime Income is not activated prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the Purchase Payments)
1st Benefit Year Anniversary	105%
2nd Benefit Year Anniversary	110%
3rd Benefit Year Anniversary	115%
4th Benefit Year Anniversary	120%
5th Benefit Year Anniversary	125%
6th Benefit Year Anniversary	130%
7th Benefit Year Anniversary	135%
8th Benefit Year Anniversary	140%
9th Benefit Year Anniversary	145%
10th Benefit Year Anniversary	150%
11th Benefit Year Anniversary	155%
12th Benefit Year Anniversary	160%
13th Benefit Year Anniversary	165%
14th Benefit Year Anniversary	170%
15th Benefit Year Anniversary	175%
Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. The Minimum Income Base is only available in the first 15 Benefit Years, or upon the Activation Date, if earlier.
Protected Income Payment
The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex
How does Polaris Income Plus Flex work?
Polaris Income Plus Flex® locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.
Polaris Income Plus Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Plus Flex, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Options (the “Income Option Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.
The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the applicable Income Credit Percentage by the Income Credit Base. The Income Credit Percentage may be reduced if withdrawals are taken, as described below.
Prior to Activation Date, if withdrawals are taken, the Income Credit Percentage is not reduced, but any applicable Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.

On or after the Activation Date, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage, thereby providing a guarantee that income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.
If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. Please see “How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?” below.
How does Polaris Income Plus Daily Flex work?
Polaris Income Plus Daily Flex® offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Option (the “Income Option Change”) on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base.
Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)’ Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.
On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year’s Step-up Values and subsequent Purchase Payments, if any. Please see “How do increases in the Income Base work under Polaris Income Plus Daily Flex?” below.
What are the differences between Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
Living Benefit Parameter	Polaris Income Plus Flex	Polaris Income Plus Daily Flex
Initial Annual Fee	1.25% One Covered Person 1.25% Two Covered Persons
Minimum Income Base	Minimum Income Base Percentage: 200% of Purchase Payments received in 1st Benefit Year
100% of Purchase Payments received after 1st Benefit Year
	Minimum Income Base Period: 12 years if Lifetime Income is NOT activated	Range of Minimum Income Base Percentage: 105% - 175% Minimum Income Base Period: Years 1-15; upon the Activation Date, no further adjustments are made to the Minimum Income Base
Income Credit – Prior to the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	N/A
Income Credit – On or After the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year on or after the Activation date in which cumulative withdrawals are less than the applicable Income Credit Percentage	N/A
Frequency of Step-up Values	Annual	Daily
Investment Requirements	10% in Secure Value Account 90% in Variable Portfolios (total of 19 investment options)	Allocation Structure:
10% in Secure Value Account
90% in Variable Portfolios
Asset Allocation Portfolios (38 investment options)
or
Build Your Own Allocation
(79 investment options that cross 12 asset classes)
What determines the amount I can receive each year?
The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered

Person(s) and whether your contract value is greater than or equal to zero on the Activation Date.
While the contract value is greater than zero and on or after the Activation Date, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) on the Activation Date.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income
Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) on the Activation Date. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?”and “What happens to my living benefit upon the Latest Annuity Date?”below.
Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
POLARIS INCOME PLUS FLEX
If your contract was purchased between March 30, 2020 and April 29, 2020, and you elected the optional Polaris Income Plus Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	3.50% / 3.00%(2)	3.50% / 3.00%(2)	2.75% / 2.75%
One Covered Person (Age 60 - 64)	4.50% / 3.00%(2)	4.50% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	3.00% / 3.00%(3)	3.00% / 3.00%(3)	2.50% / 2.50%
Two Covered Persons (Age 60 - 64)	4.00% / 3.00%(3)	4.00% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

If your contract was purchased between October 7, 2019 and March 29, 2020, and you elected the optional Polaris Income Plus Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)	4.00% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.
If your contract was purchased between May 1, 2019 and October 6, 2019, and you elected the optional Polaris Income Plus Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	4.50% / 3.00%(2)	4.50% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 60 - 64)	5.50% / 3.00%(2)	5.50% / 3.00%(2)	4.25% / 4.25%
One Covered Person (Age 65 - 71)	6.50% / 4.50%	7.50% / 3.50%	5.50% / 5.50%
One Covered Person (Age 72 and Older)	7.00% / 4.50%	8.00% / 3.50%	5.75% / 5.75%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.25% / 3.25%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.75% / 3.75%
Two Covered Persons (Age 65 - 71)	6.00% / 4.50%	7.00% / 3.50%	5.00% / 5.00%
Two Covered Persons (Age 72 and Older)	6.50% / 4.50%	7.50% / 3.50%	5.25% / 5.25%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

POLARIS INCOME PLUS DAILY FLEX
If your contract was purchased between March 30, 2019 and April 29, 2020, and you elected the optional Polaris Income Plus Daily Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	3.25% / 2.75%(2)	3.25% / 2.75%(2)	2.50% / 2.50%
One Covered Person (Age 60 - 64)	4.25% / 2.75%(2)	4.25% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	2.75% / 2.75%(3)	2.75% / 2.75%(3)	2.25% / 2.25%
Two Covered Persons (Age 60 - 64)	3.75% / 2.75%(3)	3.75% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.
If your contract was purchased between October 7, 2019 and March 29, 2020, and you elected the optional Polaris Income Plus Daily Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	3.75% / 2.75%(2)	3.75% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 60 - 64)	4.75% / 2.75%(2)	4.75% / 2.75%(2)	3.50% / 3.50%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(3)	3.25% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 60 - 64)	4.25% / 2.75%(3)	4.25% / 2.75%(3)	3.25% / 3.25%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

If your contract was purchased between May 1, 2019 and October 6, 2019, and you elected the optional Polaris Income Plus Daily Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	4.25% / 2.75%(2)	4.25% / 2.75%(2)	3.50% / 3.50%
One Covered Person (Age 60 - 64)	5.25% / 3.00%(2)	5.25% / 3.00%(2)	4.00% / 4.00%
One Covered Person (Age 65 - 71)	6.50% / 4.50%	7.50% / 3.50%	5.50% / 5.50%
One Covered Person (Age 72 and Older)	7.00% / 4.50%	8.00% / 3.50%	5.75% / 5.75%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(3)	3.25% / 2.75%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.25% / 3.00%(3)	4.25% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	6.00% / 4.50%	7.00% / 3.50%	5.00% / 5.00%
Two Covered Persons (Age 72 and Older)	6.50% / 4.50%	7.50% / 3.50%	5.25% / 5.25%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Flex, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account	Asset Allocation Portfolios
Up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin U.S. Equity Smart Beta
SA Large Cap Index
SA MFS Massachusetts Investors Trust
SA Oppenheimer Main Street Large Cap
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Dogs of Wall Street
SA JPMorgan Equity-Income
SA Large Cap Value Index
SA Legg Mason BW Large Cap Value
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
SA WellsCap Aggressive Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA Putnam International Growth and Income
SA Templeton Foreign Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*	You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**	You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***	You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
How do my investment requirements impact my feature and contract?
Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus Flex?
The Lifetime Income offered by Polaris Income Plus Flex is calculated by considering the factors described below.
First,we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second,we determine if the Anniversary Value is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Third,we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Fourth,if you do not activate Lifetime Income before the 12th Benefit Anniversary, the guaranteed Minimum Income Base amount will be available in the Income Base calculation on the 12th Benefit Anniversary. Any withdrawals taken prior to activating Lifetime Income on or after the 12th Benefit Year Anniversary will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year and a percentage of Purchase Payments received after the first Benefit Year. These percentages are provided above in the Glossary of Living Benefit Defined Terms. If you activate Lifetime Income before the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.
Fifth,we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Sixth, we determine the Income Credit.
The Income Credit amount is equal to the applicable Income Credit Percentage multiplied by the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.
On or after the Activation Date, the Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the applicable Income Credit Percentage.
Seventh, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday. Please see the tables under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Eighth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the

Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?” below.
What are the factors used to calculate Polaris Income Plus Daily Flex?
The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.
First, we determine the Step-up Values which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the Glossary of Living Benefit Defined Terms. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.
Fourth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered
Person(s) 65th birthday. Please see the tables under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” below.
How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Higher Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
How do increases to the Income Base work under Polaris Income Plus Daily Flex?
Prior to the Activation Date, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.
Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.
On or after the Activation Date, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.
What are the effects of withdrawals on Polaris Income Plus Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
What are the effects of withdrawals on Polaris Income Plus Daily Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Minimum Income Base: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Anniversary.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
How can I change my Income Option Election?
You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, an annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.
What is the fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Connecticut, Hawaii, Missouri, New York, Oregon, Texas, Vermont, Virginia and Washington, the charge will be deducted pro-rata from
Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:
Polaris Income Plus Flex Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.
For Polaris Income Plus Flex, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit because the Income Credit may increase the Income Base. When taking Lifetime Income, the Income Credit will be reduced by the Maximum Annual Withdrawal Amount and may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.
For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
Prior to the Activation Date,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.
On or after the Activation Date,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, for Polaris Income Plus Flex, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

Additional important information
applicable to POLARIS INCOME PLUS FLEX and POLARIS INCOME Plus DAILY FLEX

When and how may I elect a Living Benefit?
You may elect a Living Benefit at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	45	80
Joint Owners(3)	45	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
What are the allowable changes to Covered Person(s) prior to the Activation Date?
You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered

Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.
•	Marriage – If there is one Covered Person, you may add your spouse as the second Covered Person;
•	Divorce – If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;
•	Death – Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.
What are the allowable changes to Covered Person(s) on the Activation Date?
Number of Owners and Covered Persons	Allowed Changes to Covered Person(s) on the Activation Date
Single Owned Contract & One Covered Person	Add Spouse as the second Covered Person
Single Owned Contract & Two Covered Persons(1)	Remove or Change the second Covered Person who is not the Single Owner
Jointly Owned Contract & One Covered Person	Add Joint Owner as the second Covered Person
Jointly Owned Contract & Two Covered Persons(1)	Remove or Change either Covered Person
(1)	You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.
Your Lifetime Income will change as a result of removing or adding a Covered Person(s).
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
Prior to the Activation Date, Required Minimum Distributions (“RMD”) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.
On or after the Activation Date, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?”and“What are the effects of withdrawals on Polaris Income Plus Daily Flex?”above.
Any withdrawal taken before you activate Lifetime Income (including RMDs) will result in a reduction of the amount of future withdrawals of the Maximum Annual Withdrawal Amount (MAWA).
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
If you have elected Polaris Income Plus Flex and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the applicable Income Credit Percentage, an Income Credit equal to the difference between the RMD and the applicable Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the applicable Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?
Prior to the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
On or after the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, without the Living Benefit.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?
Prior to the Activation Date, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.
On or after the Activation Date, upon the first of the two Covered Person’s death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.
The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. Please see “How does Polaris Income Plus Flex work?” and “How does Polaris Income Plus Daily Flex work?” above.
For Polaris Income Plus Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was not activated during the first 12 Benefit Years following the Benefit Effective Date.
For Polaris Income Plus Daily Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the

Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:
1.	Annuitize by selecting from choices a. or b. below:
a.	elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract’s annuity provisions as described under ANNUITY INCOME OPTIONS; or
b.	elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or
2.	Fully surrender your Contract
Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.
An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Flex or Polaris Income Plus Daily Flex?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or
(v)	On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or
(vi)	Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vii)	A change that removes all of the original Covered Persons from the contract; or
(viii)	A Change of the Owner or Assignment; or
(ix)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
POLARIS INCOME PLUS DAILY
Polaris Income Plus Daily was available from May 1, 2016 through September 8, 2019. Effective September 9, 2019, Polaris Income Plus Daily is no longer available for election.
Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefit offered in your contract.
Glossary of Living Benefit Terms
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.
Benefit Quarter
Each consecutive 3-month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3-month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.
For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one-year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one-year period starting on the contract issue date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s) if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Investment Requirements
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the “Secure Value Account.” The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.
Minimum Income Base (for contracts issued between May 1, 2017 and September 8, 2019 only)
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income Base period of 15 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:
Minimum Income Base Period (if no withdrawals are taken prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the 1st Benefit Year’s Purchase Payment)
1st Benefit Year Anniversary	105%
2nd Benefit Year Anniversary	110%
3rd Benefit Year Anniversary	115%
4th Benefit Year Anniversary	120%
5th Benefit Year Anniversary	125%
6th Benefit Year Anniversary	130%
7th Benefit Year Anniversary	135%
8th Benefit Year Anniversary	140%
9th Benefit Year Anniversary	145%
10th Benefit Year Anniversary	150%
11th Benefit Year Anniversary	155%
12th Benefit Year Anniversary	160%
13th Benefit Year Anniversary	165%
14th Benefit Year Anniversary	170%
15th Benefit Year Anniversary	175%
The Minimum Income Base is only available in the first 15 Benefit Years, provided no withdrawals are taken. The Minimum Income Base is not applicable if your contract was purchased prior to May 1, 2017.
Protected Income Payment
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
The Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
How does Polaris Income Plus Daily work?
Polaris Income Plus Daily’s Income Base is increased by locking in Step-up Values. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year’s Step-up Values.
The Income Base is the basis for the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.
In addition, if your contract was purchased between May 1, 2017 and September 8, 2019, the following also applies to the Polaris Income Plus Daily Living Benefit you elected.
If you do not take any withdrawals prior to the specified Benefit Year Anniversary during the Minimum Income Base period, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year’s Purchase Payments according to the table shown in the Glossary of Living Benefit above. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.
What determines the amount I can receive each year?
If your contract was purchased between December 19, 2016 and September 8, 2019, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.
While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal

Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)’ 65th birthday. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” and “What happens to my living benefit upon the Latest Annuity Date?” below.
If your contract was purchased between May 1, 2016 and December 18, 2016, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal, when you take your first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.
While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on when you take your first withdrawal, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?”and “What happens to my Living Benefit upon the Latest Annuity Date?”below.
Polaris Income Plus Daily for contracts issued prior to September 9, 2019
Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
For contracts purchased between May 1, 2018 and September 8, 2019:
Number of Covered Person and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 59)	3.75% / 2.75%(2)	3.75% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 60 - 64)	4.75% / 2.75%(2)	4.75% / 2.75%.(2)	3.50% / 3.50%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(3)	3.25% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 60 - 64)	4.25% / 2.75%(3)	4.25% / 2.75%(3)	3.25% / 3.25%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
(1)	If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

For contracts purchased between December 19, 2016 and April 30, 2018:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 59)	3.75% / 2.75%(2)	3.75% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 60 - 64)	4.75% / 2.75%(2)	4.75% / 2.75%(2)	3.50% / 3.50%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	5.00% / 5.00%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(3)	3.25% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 60 - 64)	4.25% / 2.75%(3)	4.25% / 2.75%(3)	3.25% / 3.25%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.50% / 4.50%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-up Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-up Value on or after the younger Covered Person’s 65th birthday.

For contracts purchased between August 22, 2016 and December 18, 2016:
If no withdrawals are taken prior to the 5th contract anniversary or if the first withdrawal is taken when the Covered Person is age 68 or older:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)	4.00% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	5.00% / 5.00%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.00% / 3.0%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.50% / 4.50%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
If the withdrawal is taken prior to the 5th contract anniversary and the Covered Person is younger than age 68:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 59)	3.5% / 2.5%(4)	3.5% / 2.5%(4)	2.75% / 2.75%
One Covered Person (Age 60 - 64)	4.5% / 2.5%(4)	4.5% / 2.5%(4)	3.25% / 3.25%
One Covered Person (Age 65 - 67)	5.5% / 3.5%	6.5% / 2.5%	4.50% / 4.50%
One Covered Person (Age 68 - 71)	6.0% / 4.0%	7.0% / 3.0%	5.00% / 5.00%
One Covered Person (Age 72 and Older)	6.5% / 4.0%	7.5% / 3.0%	5.25% / 5.25%
Two Covered Persons (Age 45 - 59)	3.0% / 2.5%(5)	3.0% / 2.5%(5)	2.50% / 2.50%
Two Covered Persons (Age 60 - 64)	4.0% / 2.5%(5)	4.0% / 2.5%(5)	3.00% / 3.00%
Two Covered Persons (Age 65 - 67)	5.0% / 3.5%	6.0% / 2.5%	4.00% / 4.00%
Two Covered Persons (Age 68 - 71)	5.5% / 4.0%	6.5% / 3.0%	4.50% / 4.50%
Two Covered Persons (Age 72 and Older)	6.0% / 4.0%	7.0% / 3.0%	4.75% / 4.75%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.50% if the Income Base is increased to a Step-up Value on or after the Covered Person’s 65th birthday.
(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.50% if the Income Base is increased to a Step-up Value on or after the younger Covered Person’s 65th birthday.

For contracts purchased between May 1, 2016 and August 21, 2016:
If no withdrawals are taken prior to the 5th contract anniversary or if the first withdrawal is taken when the Covered Person is age 68 or older:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 64)	5.50% / 3.00%(2)	5.50% / 3.00%(2)	4.00% / 4.0%
One Covered Person (Age 65 and Older)	6.00% / 4.00%	7.00% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 64)	5.00% / 3.00%(3)	5.00% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 and Older)	5.50% / 4.00%	6.50% / 3.00%	4.50% / 4.50%
If the withdrawal is taken prior to the 5th contract anniversary and the Covered Person is younger than age 68:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 64)	5.00% / 2.50%(4)	5.00% / 2.50%(4)	3.50% / 3.50%
One Covered Person (Age 65 and Older)	5.50% / 3.50%	6.50% / 2.50%	4.50% / 4.50%
Two Covered Persons (Age 45 - 64)	4.50% / 2.50%(5)	4.50% / 2.50%(5)	3.00% / 3.00%
Two Covered Persons (Age 65 and Older)	5.00% / 3.50%	6.00% / 2.50%	4.00% / 4.00%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.50% if the Income Base is increased to a Step-up Value on or after the Covered Person’s 65th birthday.
(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.50% if the Income Base is increased to a Step-up Value on or after the younger Covered Person’s 65th birthday.
Are there investment requirements if I elect Polaris Income Plus Daily?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the
Variable Portfolios at any time unless the Living Benefit is cancelled. You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

Investment Requirements for the Polaris Income Plus Daily Income Option 1, 2 or 3
If your contract was purchased between February 6, 2017 and September 8, 2019 and you elected the optional Polaris Income Plus Daily Living Benefit, you must allocate your assets in accordance with the following:
10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset Income
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Index Fund-of-Funds Portfolios
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
If your contract was purchased between May 1, 2016 and February 5, 2017 and you elected the Polaris Income Plus Daily Living Benefit, you must allocate your assets in accordance with A or B:
A	10% Secure Value Account and select only one Allocation (see POLARIS PORTFOLIO ALLOCATOR MODEL and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR to FEBRUARY 6, 2017 in Appendix I for Allocations):
Allocation 1
Allocation 2
Allocation 3
Allocation 4
B	10% Secure Value Account and select up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset Income
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Index Fund-of-Funds Portfolios
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?
The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus Daily?
The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.
First, we determine the Step-up Values.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary and is reduced proportionately for Excess Withdrawals. Additionally, if your contract was purchased between May 2, 2017 and September 8, 2019, and if you do not take any withdrawals prior to the 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to the first Benefit year Anniversary. Further, if you take a withdrawal during the Minimum Income Base period of 15 years, you are no longer eligible for adjustments to your Income Base based on the percentages provided above in the Glossary of Living Benefit Terms.
Third, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; 3) the income option elected; and if applicable, (4) when you take your first withdrawal.
Please see the table under “What determines the amount I can receive each year?” above for the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage applicable at the time you purchased the contract.
Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals. Please see “What are the effects of withdrawals on Polaris Income Plus Daily?” below.
How do increases to the Income Base work under Polaris Income Plus Daily?
If no withdrawals have been taken, the Income Base is increased daily to the Step-up Value.
Additionally, if your contract was purchased between May 1, 2017 and September 8, 2019 and if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year’s Purchase Payments.
After the first withdrawal has been taken, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.
If the contract value has been reduced to zero, the Income Base will no longer be recalculated. Please see “What are the effects of withdrawals on Polaris Income Plus Daily?” below.
What are the effects of withdrawals on Polaris Income Plus Daily?
The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals. However, if your contract was purchased between May 1, 2017 and September 8, 2019 and if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
You should not elect a living benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
The impact of withdrawals on specific factors is further explained below:
Income Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be

increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY and EXPENSES in the prospectus above
What is the fee for Polaris Income Plus Daily?
The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, Oregon, Texas, and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:
For contracts purchased between October 9, 2017 and September 8, 2019:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.15%	2.50%	0.60%	±0.40%
Two Covered Persons	1.35%	2.50%	0.60%	±0.40%
*	The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).
For contracts purchased between May 1, 2017 and October 8, 2017:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.20%	0.60%	±0.25%
Two Covered Persons	1.45%	2.70%	0.60%	±0.25%
*	The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).
For contracts purchased between May 1, 2016 and April 30, 2017:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.10%	2.20%	0.60%	±0.25%
Two Covered Persons	1.35%	2.70%	0.60%	±0.25%
*	The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the “Average Value of the VIX”). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
If your contract was purchased between October 9, 2017 and April 30, 2019, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
If your contract was purchased between May 1, 2015 and October 8, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Average Value of the VIX – 20)]
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.
For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME PLUS DAILY

What happens if the contract value is reduced to zero while the Income Base is greater than zero?
If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?
If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or
2.	Continue the contract with the living benefit and its corresponding fee for two Covered Persons.
The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values.
If your contract was purchased between May 1, 2017 and September 8, 2019, the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustment to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year’s Purchase Payments as described under “How can the Income Base be increased for Polaris Income Plus Daily?”
Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.
What happens to my living benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:
1.	Annuitize the contract value under the contract’s annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or
2.	Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.
3.	Any annuity income option mutually agreeable between you and us.
Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted for Step-up Values and, if your contract was purchased between May 1, 2017 and September 8, 2019, no longer eligible for adjustments to the Minimum Income Base.
If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.
Can I elect to cancel my living benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The living benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under Polaris Income Plus Daily are terminated. In addition, the investment requirement for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Daily?
Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions, or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX B-STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit will automatically be cancelled upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid resulting in the contract being terminated; or
4.	An Excess Withdrawal that reduces the contract value and Income Base to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under “Can I elect to cancel my Living Benefit?” above.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

POLARIS INCOME PLUS
Polaris Income Plus (formerly SunAmerica Income Plus) was available from January 23, 2012 through September 8, 2019. Effective September 9, 2019, Polaris Income Plus is no longer available for election.
Glossary of Living Benefit Terms
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.

Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.
Benefit Quarter
Each consecutive 3-month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3-month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.
For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one-year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one-year period starting on the contract issue date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Eligible Purchase Payments
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below) and Income Credit Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values.
For contracts issued on or after May 1, 2014, Total Purchase Payments are limited to $1,000,000 without prior Company approval. For contracts issued prior to May 1, 2014, Total Purchase Payments are limited to $1,500,000 without prior Company approval.
For contracts purchased on or after October 1, 2013:
First Contract Year	Subsequent Contract Years
100% of Purchase Payments received	Only Purchase Payments received in First Contract Year are considered Eligible Purchase Payments
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.
Highest Anniversary Value
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) any Eligible Purchase Payments received.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s) if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Income Credit
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
For contracts purchased between December 19, 2016 and September 8, 2019:
Income Credit Percentage (as a percentage of the Income Credit Base)	Income Credit Availability
6%	Available during the first 12 Benefit Years — the Income Credit is reduced in years withdrawals are taken
For contracts purchased between August 22, 2016 and December 18, 2016:
Income Credit Percentage (as a percentage of the Income Credit Base)	Income Credit Availability
5.5%	Available during the first 12 Benefit Years — the Income Credit is reduced in years withdrawals are taken
For contracts purchased prior to August 21, 2016:
Income Credit Percentage (as a percentage of the Income Credit Base)	Income Credit Availability
6%	Available during the first 12 Benefit Years — the Income Credit is reduced in years withdrawals are taken
Income Credit Base
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Period
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

Ineligible Purchase Payments
Purchase Payments received after the specified contract year discussed in the table under “Eligible Purchase Payments” above.
Investment Requirements
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the “Secure Value Account”). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under “Are there investment requirements if I elect Polaris Income Plus?”below.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base, and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.
Minimum Income Base
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary during the Minimum Income Base period of 12 years, provided no withdrawals are taken prior to the 12th Benefit Year Anniversary. If you take withdrawals prior to the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of first Benefit Year’s Purchase Payments as follows:
Minimum Income Base Period (if no withdrawal are taken prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the 1st Benefit Year’s Purchase Payments)
12th Benefit Year Anniversary	200%
Protected Income Payment
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
How does Polaris Income Plus work?
Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income
Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.
There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year’s Purchase Payments (“Minimum Income Base”). Please see “How can the Income Base and Income Credit Base be increased?” below.
What determines the amount I can receive each year?
The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the “Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table” below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.
While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)’65th birthday. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” and “What happens to my Living Benefit upon the Latest Annuity Date?” below.

Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
For contracts purchased between May 1, 2019 and September 8, 2019:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 45 - 59)	4.50% / 3.00%(2)	4.50% / 3.0%(2)	3.75% / 3.75%
One Covered Person (Age 60 - 64)	5.50% / 3.00%(2)	5.50% / 3.0%(2)	4.25% / 4.25%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.50%	5.50% / 5.50%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.50%	5.75% / 5.75%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.25% / 3.25%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.75% / 3.75%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.50%	5.00% / 5.00%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.50%	5.25% / 5.25%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased between May 2, 2018 and April 30, 2019:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)	4.00% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.

For contracts purchased between August 22, 2016 and April 30, 2018:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)	4.00% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	5.00% / 5.00%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.50% / 4.50%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased between May 12, 2014 and August 21, 2016:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 64 and Younger)	5.50% / 3.00%(2)	5.50% / 3.00%(2)	4.00% / 4.00%
One Covered Person (Age 65 and Older)	6.00% / 4.00%	7.00% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 64 and Younger)	5.00% / 3.00%(3)	5.00% / 3.00%(3)	3.50% /3.50%
Two Covered Persons (Age 65 and Older)	5.50% / 4.00%	6.50% / 3.00%	4.50% / 4.50%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased between February 11, 2013 and May 11, 2014:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 64 and Younger)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 and Older)	5.50% / 4.00%	6.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 64 and Younger)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.25% /3.25%
Two Covered Persons (Age 65 and Older)	5.50% / 4.00%	6.00% / 3.00%	4.50% / 4.50%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
The following Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages apply if you elected the optional SunAmerica Income Plus (renamed Polaris Income Plus) Living Benefit:

For contracts purchased between February 11, 2013 and September 30, 2013:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option with Custom Allocation
One Covered Person (Age 64 and Younger)	4.5% / 3.0%(2)
One Covered Person (Age 65 and Older)	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	4.0% / 3.0%(3)
Two Covered Persons (Age 65 and Older)	4.0% / 4.0%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased between June 18, 2012 through February 10, 2013:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3	Polaris Income Plus Income Option with Custom Allocation
One Covered Person (Age 64 and Younger)	5.5% / 3.0%(2)	5.5% / 3.0%(2)	3.75% / 3.75%	4.5% / 3.0%(2)
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	5.0% / 5.0%	4.5% / 4.0%
Two Covered Persons (Age 64 and Younger)	5.0% / 3.0%(3)	5.0% / 3.0%(3)	3.25% / 3.25%	4.0% / 3.0%(3)
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%	4.5% / 4.5%	4.0% / 4.0%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased between January 23, 2012 and June 17, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 64 and Younger)	6.0% / 3.0%(2)	6.0% / 3.0%(2)	4.0% / 4.0%
One Covered Person (Age 65 and Older)	6.0% / 4.0%	7.0% / 3.0%	5.25% / 5.25%
Two Covered Persons (Age 64 and Younger)	5.5% / 3.0%(3)	5.5% / 3.0%(3)	3.5% / 3.5%
Two Covered Persons (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%	4.75% / 4.75%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased between January 23, 2012 and June 17, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option with Custom Allocation
One Covered Person (Age 64 and Younger)	4.0% / 4.0%(2)
One Covered Person (Age 65 and Older)	5.0% / 5.0%
Two Covered Persons (Age 64 and Younger)	3.5% / 3.5%(3)
Two Covered Persons (Age 65 and Older)	4.5% / 4.5%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
For contracts purchased prior to January 23, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2
One Covered Person (Age 64 and Younger)	4.0% / 4.0%(2)	6.0% / 3.0%(2)	6.0% / 3.0%
One Covered Person (Age 65 and Older)	5.0% / 5.0%	6.0% / 4.0%	7.0% / 3.0%
Two Covered Persons (Age 64 and Younger)	3.5% / 3.5%(3)	5.5% / 3.0%(3)	5.5% / 3.0%
Two Covered Persons (Age 65 and Older)	4.5% / 4.5%	5.5% / 4.0%	6.5% / 3.0%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.

Are there investment requirements if I elect Polaris Income Plus?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.
You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements
If your contract was purchased between May 1, 2015 and September 8, 2019, and you elected the optional Polaris Income Plus Income Living Benefit, the following Investment Requirements are applicable:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.

If your contract was purchased between May 1, 2015 and April 30, 2018, and you elected the optional Polaris Income

Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
If your contract was purchased between January 23, 2012 and April 30, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3 (formerly called SunAmerica Income Plus), you must allocate your assets in accordance with the following:
20% Secure Value Account	Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.
If your contract was purchased between January 23, 2012 and September 30, 2013, and you elected the optional

Polaris Income Plus Income Option with Custom Allocation, the following investment requirements are applicable:
Option 1	10% Secure Value Account	90% in Allocation 1, 2 or 3*; or
90% in Combination Allocation 1, 2 or 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Account	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.

If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income Plus (renamed Polaris Income Plus) Income Option 1 or 2 or 3, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account	90% in Allocation 1, 2 or 3*; or
90% in Combination Allocation 1, 2 or 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
Flexible Allocation – Build-Your-Own Option 4:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Accounts	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity**	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
**	Not all funds listed in the Equity group invest in equity markets.

How do my investment requirements impact my feature and contract?
The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the Contract Value will be reduced to zero before the Covered Person(s)’ death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus?
The benefit offered by Polaris Income Plus is calculated by considering the factors described below.
First, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second, we determine if the Anniversary Value is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Third, we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year’s Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.
Fifth, we determine the Income Credit. The Income Credit is equal to a percentage (“Income Credit Percentage”) of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Please see the Income Credit table under the “Glossary of Living Benefit Terms” above for the Income Credit Percentage applicable to your contract. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.
Sixth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Persons(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the table under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Seventh, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals. Excess Withdrawals are withdrawals that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduced the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effect of withdrawals on Polaris Income Plus” below.
How can the Income Base and Income Credit Base be increased for Polaris Income Plus?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the
Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
What are the effects of withdrawals on Polaris Income Plus?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
The impact of withdrawals on specific factors is further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual

Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when the contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
What is the fee for Polaris Income Plus?
The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Missouri (for contracts issued on or after January 23, 2017), New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:
For contracts purchased between October 9, 2017 and September 8, 2020:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.00%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).
For contracts purchased prior to October 9, 2017:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.10%	2.20%	0.60%	±0.25%
Two Covered Persons	1.35%	2.70%	0.60%	±0.25%
*	The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
If your contract was purchased between October 9, 2017 and April 29, 2020, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}

If your contract was purchased prior to October 8, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Average Value of the VIX – 20)]
If you purchased your contract and elected SunAmerica Income Plus prior to January 23, 2012, the fee adjustments are based on the value of the VIX on each Benefit Quarter Anniversary. All other calculations and fee rate parameters remain the same as the table above.
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.
An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME PLUS

What happens if the contract value is reduced to zero while the Income Base is greater than zero?
If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center.
We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Any portion of a withdrawal in a Benefit Year that is more than the greater of both Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.

If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?
If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.
The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income
Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:
1.	Annuitize the contract value under the contract’s annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or
2.	Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.
3.	Any annuity income option mutually agreeable between you and us.
Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits.
If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?
Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers or incur a transfer fee.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions, or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY Appendix for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit will automatically be cancelled upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid resulting in the contract being terminated; or
4.	An Excess Withdrawal that reduces the contract value and Income Base to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under “Can I elect to cancel my Living Benefit?” above.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

POLARIS INCOME BUILDER
Polaris Income Builder (formerly called SunAmerica Income Builder) was available from January 19, 2010 through April 30, 2018. Effective May 1 2018, Polaris Income Builder is no longer available for election.
DEFINED TERMS
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.
Benefit Effective Date
The date the living benefit was elected. The Benefit Effective Date is the same as the contract issue date.
Benefit Quarter
Each consecutive 3 month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.
For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the contract issue date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.
Highest Anniversary Value
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.
Income Base
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.
Income Credit
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
For contracts purchased between the following dates:	Income Credit (as a percentage of Income Credit Base)	Income Credit Availability
August 22, 2016 – April 30, 2018	5.0%	Available during the first 12 Benefit Years – the Income Credit is eliminated in years withdrawals are taken
February 12, 2013 – August 21, 2016	6.0%
Prior to February 11, 2013	8.0%
Income Credit Base
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Period
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.
Investment Requirements
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

Minimum Income Base
The guaranteed minimum amount equal to 200% of the first Benefit Year’s Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.
Protected Income Payment
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
How does Polaris Income Builder work?
Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.
There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year’s Purchase Payments (“Minimum Income Base”). Please see “How can the Income Base and Income Credit Base be increased?” below.
What determines the amount I can receive each year?
The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.
While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)’ 65th birthday. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” and “What happens to my living benefit upon the Latest Annuity Date?” below.
Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Tables
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
For contracts purchased between February 29, 2016 and April 30, 2018:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	MAWP/PIPP
One Covered Person (Age 65 and Older)	5.40% / 5.40%
Two Covered Persons (Age 65 and Older)	4.90% / 4.90%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
For contracts purchased between May 1, 2013 and February 28, 2016:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	MAWP/PIPP
One Covered Person (Age 65 and Older)	5.50% / 5.25%
Two Covered Persons (Age 65 and Older)	5.0% / 4.75%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
For contracts purchased between February 11, 2013 and April 30, 2013:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	MAWP/PIPP
One Covered Person (Age 65 and Older)	5.25% / 5.0%
Two Covered Persons (Age 65 and Older)	4.75% / 4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
For contracts purchased between June 18, 2012 and February 10, 2013:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Builder
One Covered Person (Age 64 and Younger)	3.75% / 3.75%
One Covered Person (Age 65 and Older)	4.75% / 4.75%
Two Covered Persons (Age 64 and Younger)	3.25% / 3.25%
Two Covered Persons (Age 65 and Older)	4.25% / 4.25%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
For contracts purchased between January 23, 2012 and June 17, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Builder
One Covered Person (Age 64 and Younger)	4.0% / 4.0%
One Covered Person (Age 65 and Older)	5.0% / 5.0%
Two Covered Persons (Age 64 and Younger)	3.5% / 3.5%
Two Covered Persons (Age 65 and Older)	4.5% / 4.5%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
For contracts purchased prior to January 23, 2012:
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Builder Income Option 1	Polaris Income Builder Income Option 2
One Covered Person (Age 64 and Younger)	5.5% / 3.0%(2)	5.5% / 3.0%(2)
One Covered Person (Age 65 and Older)	5.5% / 4.0%	6.5% / 3.0%
Two Covered Persons (Age 64 and Younger)	5.0% / 3.0%(3)	5.0% / 3.0%(3)
Two Covered Persons (Age 65 and Older)	5.0% / 4.0%	6.0% / 3.0%
(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.
You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Polaris Income Builder Investment Requirements
If your contract was purchased between May 1, 2015 and April 30, 2018, and you elected the optional Polaris Income Builder, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios.

If your contract was purchased between January 23, 2012 and April 30, 2015, and you elected the optional Polaris Income Builder(formerly called Sunamerica Income Builder), you must allocate your assets in accordance with the following:
20% Secure Value Account	Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
* You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.
If your contract was purchased prior to January 23, 2012, and you elected the optional SunAmerica Income
Builder (renamed Polaris Income Builder) with Flexible Allocation, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account	90% in Allocation 1, 2 or 3 *; or
90% in Combination Allocation 1, 2 or 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.
Option 2	10% Secure Value Account	90% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Option 3	10% Secure Value Account	90% SA DFA Ultra Short Bond
Flexible Allocation – Build-Your-Own Option 4:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Account	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA American Funds VCP Managed Allocation
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
How do my investment requirements impact my feature and contract?
The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged, or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus.
You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Builder?
The benefit offered by Polaris Income Builder is calculated by considering the factors described below.
First, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second, we determine if the Anniversary Value is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary
Third, we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year’s Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.
Fifth, we determine the Income Credit. Please see the Income Credit tables above to determine the Income Credit applicable to you.
The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.
Sixth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the table under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Seventh, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals. Please see “What are the effects of withdrawals on Polaris Income Builder?” below.
How can the Income Base and Income Credit Base be increased for Polaris Income Builder?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?
Increases in the Income Base
Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. Please see “How can the Income Base and Income Credit Base be increased for Polaris Income Builder?” above.
Decreases in the Income Base
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Builder?” below.
What are the effects of withdrawals on Polaris Income Builder?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
You should not elect a living benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.
The impact of withdrawals on specific factors is further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this living benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
What is the fee for Polaris Income Builder?
The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Missouri, New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter.
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the tables below.
For contracts purchased on or after October 9, 2017:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.00%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).
For contracts purchased prior to October 9, 2017:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.10%	2.20%	0.60%	±0.25%
Two Covered Persons	1.35%	2.70%	0.60%	±0.25%
*	The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
If your contract was purchased on or after October 9, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
If your contract was purchased prior to October 9, 2017, the non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + [0.05% x (Average Value of the VIX – 20)]
If you purchased your contract and elected SunAmerica Income Builder prior to January 23, 2012, the fee adjustments are based on the value of the VIX on each Benefit Quarter Anniversary. All other calculations and fee rate parameters remain the same as the table above.
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME BUILDER

What happens if the contract value is reduced to zero while the Income Base is greater than zero?
If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
No Income Credit will be included in the calculation of the Income Base when an RMD is taken.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?
If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.
The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income

Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.
3.	Any annuity income option mutually agreeable between you and us.
Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the
Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?
Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX E-STATE

CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of the Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit will automatically be cancelled upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid resulting in the contract being terminated; or
4.	An Excess Withdrawal that reduces the contract value and Income Base to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under “Can I elect to cancel my Living Benefit?” above.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.
Marketlock For Life
MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.
How does MarketLock For Life work?
MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.
You may elect to extend the Income Base Evaluation Period for additional periods. Please see “Can I extend the Income Base Evaluation Period beyond 5 years?” below.
What determines the amount I can receive each year?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.
One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	5% of Income Base
On or after 76th birthday	6% of Income Base
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	4.75% of Income Base
On or after 76th birthday	5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?
As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.
Investment Requirements
You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:
1	Invest in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
or
Invest in one of three available Combination Allocations*:
Combination Allocation 1, 2 or 3
* Please see Appendix I- POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models.
2	Invest in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
3	Invest in the SA DFA Ultra Short Bond
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA Multi-Managed Mid Cap Growth
*	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We may revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options.
Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged, or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
What are the factors used to calculate MarketLock For Life?
The benefit offered by MarketLock For Life is calculated by considering the factors described below:
First, we determine the Eligible Purchase Payments. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.
Eligible Purchase Payments
First Contract Year	Subsequent Contract Years
100% of Purchase Payments Received	Purchase Payments received in contract years 2-5, capped at 100% of Purchase Payments received in the first contract year
Second, we consider the Income Base Evaluation Period. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see “Can I extend the Income Base Evaluation Period beyond 5 years?” below.
Third, we determine the Anniversary Value which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.
Finally, we determine the Excess Withdrawals.

How can the Income Base be increased?
On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.
Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. Since highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base will not increase if your contract value was higher on days other than the Benefit Year Anniversaries.
What is the fee for MarketLock For Life?
The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:
Number of Covered Persons	Annual Fee Rate
For One Covered Person	0.70% of Income Base
For Two Covered Persons	0.95% of Income Base
An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.
If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What are the effects of withdrawals on MarketLock For Life?
The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.
Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.
The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:
Income Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.
For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “What are the factors used to calculate MarketLock For Life?”).
If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

Can I extend the Income Base Evaluation Period beyond 5 years?
After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension (“First Extension”).
After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years (“Reduced Evaluation Period”).
Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.
All references to “Living Benefit” below refer to MarketLock for Life.
When and how may I elect a Living Benefit?
You may elect a Living Benefit at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age
One Owner	45	80
Joint Owners(1)	45	80
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age	Minimum Age	Maximum Age
Non-Qualified: Joint Owners(2)	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(3)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(3)
(1) Based on the age of the older Owner.
(2) Based on the age of the younger Joint Owner.
(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum

Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?
If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the Living Benefit and its corresponding fee.
The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:
1.	Annuitize the contract value under the contract’s annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or
2.	Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,
3.	Any annuity income option mutually agreeable between you and us.
Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 6-10	10th Benefit Year Anniversary
Years 10+	Benefit Year Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.
If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or
(v)	Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vi)	A change that removes all Covered Persons from the contract except as noted below under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”; or
(vii)	A Change of the Owner or Assignment; or
(viii)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under “Can I elect to cancel my living benefit?” above.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
MarketLock Income Plus
When and how may I elect MarketLock Income Plus?
You may have elected MarketLock Income Plus at the time of contract issue (the “Effective Date”). You cannot elect this feature if you elect any other optional living benefit.
You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.
If you elected one Covered Person:
	Covered Person
	Minimum Age	Maximum Age(1)
One Owner	45	80
Joint Owners (based on the age of the older Owner)	45	80
If you elected two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(1)	Minimum Age	Maximum Age(1)
Non-Qualified: Joint Owners	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
How does MarketLock Income Plus work?
MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.
You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” below.
Is there an additional guarantee if I do not take withdrawals for 12 years?
Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year’s Eligible Purchase Payments (“Minimum Income Base”). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.
What determines the maximum amount of withdrawals I can withdraw each year?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.
One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
Prior to 65th birthday	4% of Income Base
On or after 65th birthday	5% of Income Base
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
Prior to 65th birthday	4% of Income Base
On or after 65th birthday	4.75% of Income Base
As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see “What are the effects of withdrawals on MarketLock Income Plus?” below.
Are there investment requirements if I elect MarketLock Income Plus?
As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:
1.	Invest 100% in the SA DFA Ultra Short Bond Portfolio; or
2.	Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or
*	Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO PROGRAM and 50%-50% COMBINATION PORTFOLIO ALLOCATOR MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.

3.	Invest 100% in one or a combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
4.	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA Multi-Managed Mid Cap Growth
If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.
Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:
•	any transfer or reallocation you initiate; or
•	any withdrawal you initiate.
Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer (“Default Rebalancing Instructions”). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.
How are the components for MarketLock Income Plus calculated?
First, we determine the Eligible Purchase Payments, which include:
1.	100% of Purchase Payments received during the first contract year; and
2.	Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.
Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
Second, we consider the Income Credit Period and the Income Base Evaluation Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” below.
Third, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.
Fifth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.
Sixth, we determine the Income Credit which is an amount equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum

Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.
Seventh,we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.
Finally, we determine the Excess Withdrawals which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.
How can the Income Base and Income Credit Base be increased?
On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.
Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:
(a)	is the cumulative Eligible Purchase Payments; and
(b)	is the current Income Base, increased by the Income Credit, if any; and
(c)	is all previous Anniversary Values during any Income Base Evaluation Period.
On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:
(a)	the Income Base calculated based on the maximum Anniversary Value; and
(b)	the current Income Base plus the Income Credit, if any.
If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.
Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the days in which we consider the highest Anniversary Value was higher.
In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:
(a)	is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and
(b)	is the Minimum Income Base.
How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?
Increases in the Income Base
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.
Decreases in the Income Base
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on MarketLock Income Plus?” below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.
What are the effects of withdrawals on MarketLock Income Plus?
The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.
You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.
You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.
The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “How are the components for MarketLock Income Plus calculated?”). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.
What is the fee for MarketLock Income Plus?
The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:
Number of Covered Persons	Annualized Fee
For One Covered Person	1.10% of Income Base
For Two Covered Persons	1.35% of Income Base
The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.
An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.
If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.
Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?
After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension (“First Extension”).
After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years (“Reduced Evaluation Period”).

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.
Can I extend the Income Credit Period beyond 10 years?
No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.
Please see ADDITIONAL INFORMATION ABOUT MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS below for more information regarding MarketLock Income Plus.
MarketLock For Life Plus
When and how may I elect MarketLock For Life Plus?
You may have elected MarketLock For Life Plus at the time of contract issue (the “Effective Date”). You cannot elect this feature if you elect any other optional living benefit.
You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.
If you elected one Covered Person:
	Covered Person
	Minimum Age	Maximum Age(1)
One Owner	45	80
Joint Owners (based on the age of the older Owner)	45	80
If you elected two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(1)	Minimum Age	Maximum Age(1)
Non-Qualified: Joint Owners	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.
(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
How does MarketLock For Life Plus work?
MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.
You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” below.
Is there an additional guarantee if I do not take withdrawals for 12 years?
Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year’s Eligible Purchase Payments (“Minimum Income Base”). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount I can withdraw each year?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.
One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	5% of Income Base
On or after 76th birthday	6% of Income Base
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	4.75% of Income Base
On or after 76th birthday	5.75% of Income Base
As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see “What are the effects of withdrawals on MarketLock For Life Plus?” below.
Are there investment requirements if I elect MarketLock For Life Plus?
As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.
Investment Requirements
You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:
1.	Invest 100% in the SA DFA Ultra Short Bond Portfolio; or
2.	Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or
*	Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.
3.	Invest 100% in one or a combination of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
4.	Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 70%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA Multi-Managed Mid Cap Growth
Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract’s allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:
•	any transfer or reallocation you initiate; or
•	any withdrawal you initiate.
Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer (“Default Rebalancing Instructions”). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.
How are the components for MarketLock For Life Plus calculated?
First, we determine the Eligible Purchase Payments, which include:
1.	100% of Purchase Payments received during the first contract year; and
2.	Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.
Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
Second, we consider the Income Credit Period and the Income Base Evaluation Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” below.
Third, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.
Fifth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.
Sixth, we determine the Income Credit which is an amount equal to 6% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.
Seventh, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal
Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.
Finally, we determine the Excess Withdrawals which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.
How can the Income Base and Income Credit Base be increased?
On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.
Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:
(a)	is the cumulative Eligible Purchase Payments; and
(b)	is the current Income Base, increased by the Income Credit, if any; and
(c)	is all previous Anniversary Values during any Income Base Evaluation Period.
On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:
(a)	the Income Base calculated based on the maximum Anniversary Value; and
(b)	the current Income Base plus the Income Credit, if any.
If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.
Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the days in which we consider the highest Anniversary Value was higher.
In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:
(a)	is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and
(b)	is the Minimum Income Base.
The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.
What is the fee for MarketLock For Life Plus?
The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.
Number of Covered Persons	Annualized Fee
For One Covered Person	0.95% of Income Base
For Two Covered Persons	1.25% of Income Base
The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only.
An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.
If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.
What are the effects of withdrawals on MarketLock For Life Plus?
The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.
You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.
You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.
The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.
For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.
Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “How are the components for MarketLock For Life Plus calculated?”).
If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.
Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?
After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension (“First Extension”).
After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years (“Reduced Evaluation Period”).
Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.
Can I extend the Income Credit Period beyond 10 years?
No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.
Additional Information About MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS
What happens if the contract value is reduced to zero while my Living Benefit is still in effect?
All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.
However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.
If the contract value is reduced to zero, the contract’s other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.
When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:
1.	The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
What happens to my Living Benefit upon a spousal continuation?
If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or
2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the Living Benefit and its corresponding fee.
The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.
If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. Please see “Is there an additional guarantee if I do not take withdrawals for 12 years?”
In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” if you have elected MarketLock Income Plus or MarketLock For Life Plus.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.	Any option mutually agreeable between you and us.
If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.
Can I elect to cancel my Living Benefit?
The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will automatically terminate?
The Living Benefit automatically terminates upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid and the contract is terminated; or
4.	Excess Withdrawals reduce the contract value to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under “Can I elect to cancel my Living Benefit feature? above.”
We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts as indicated above. We also reserve the right to modify the Living Benefits at the time of extension for existing contracts as indicated above.

Appendix G – Death Benefits and Spousal Continuation Death Benefits for Contracts Issued Prior to May 1, 2017

Standard and Maximum Anniversary Value death benefits for contracts issued between June 20, 2011 and April 30, 2017	G-1
Standard and Maximum Anniversary Value death benefits for contracts issued between May 1, 2009 and June 19, 2011	G-4
Combination HV & Roll-Up death benefit for contracts issued prior to January 23, 2012	G-3

Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.
Death Benefit Defined Terms
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
Standard Death Benefit
If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:
Separate Account Annual Expenses for Contracts issued prior to May 1, 2017
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Separate Account Charge	1.30%
Maximum Anniversary Value Death Benefit Fee, if elected	0.25%
Early Access* Fee, if elected	0.40%
Maximum Separate Account Annual Expenses	1.95%
*	The Early Access feature is available on contracts issued on or after May 2, 2016.
STANDARD DEATH BENEFIT
The following describes the standard death benefit without election of a living benefit:
The standard death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments.
The following describes the standard death benefit with election of a living benefit:
The standard death benefit is the greater of:
1.	Contract value; or
2.	Purchase Payments received prior to the first contract anniversary reduced by:
a.	any Withdrawal Adjustments, as defined above, if the living benefit has not been terminated; or
b.	any Withdrawal Adjustments, as defined above, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.
The following describes the Maximum Anniversary Value death benefit without election of a living benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
The following describes the Maximum Anniversary Value death benefit with election of a living benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments received prior to the first contract anniversary reduced by:
a.	any Withdrawal Adjustments, if the living benefit has not been terminated: or
b.	any Withdrawal Adjustments, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated; or
3.	Maximum Anniversary Value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
The following provisions apply to the standard death benefit and the Maximum Anniversary Value death benefit payable upon the Continuing Spouse’s death.
The following describes the standard death benefit and the Maximum Anniversary Value death benefit without election of a living benefit:
1.	Standard Death Benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.
2.	Maximum Anniversary Value Death Benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.
The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
The following describes the standard death benefit and the Maximum Anniversary Value death benefit with election of a living benefit:
1.	Standard Death Benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received prior to the first contract anniversary reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.
2.	Maximum Anniversary Value Death Benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received prior to the first contract anniversary reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
c.	Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.
Optional Combination HV & Roll-Up Death Benefit
If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Account and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.
The death benefit is the greatest of:
1.	Contract value; or
2.	The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary; or
3.	Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:
a.	15 years after the contract date; or
b.	The day before your 80th birthday; or
c.	The date of death,
adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.
Combination HV & Roll-Up Death Benefit Payable Upon Continuing Spouse’s Death
If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:
1.	Contract value; or
2.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date; or
3.	Continuation Net Purchase Payments received prior to the Continuing Spouse’s 80th birthday accumulated at 5% through the earliest of:
a.	15 years after the contract date; or
b.	The day before the Continuing Spouse’s 80th birthday; or
c.	The Continuing Spouse’s date of death,
adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.
If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.
If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.
Death Benefit Defined Terms
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
The following is the description of the Maximum Anniversary Value death benefit for contracts issued between May 1, 2009 and June 19, 2011.
Maximum Anniversary Value Death Benefit
The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.
The following describes the Maximum Anniversary Value death benefit without election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
The following describes the Maximum Anniversary Value death benefit with election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments reduced by any Withdrawal Adjustment; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.
The following is the description of the Maximum Anniversary Value death benefit Following Spousal Continuation for contracts issued between May 1, 2009 and June 19, 2011.
The following describes the Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death without election of a Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
The following describes the Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death with election of a Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.
If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
The following is the description of the Standard Death Benefit for contracts issued between May 1, 2009 and April 30, 2010.
Standard Death Benefit without election of a Living Benefit:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
1.	Contract value; or
2.	Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
1.	Contract value; or
2.	The lesser of:
a.	Net Purchase Payments; or
b.	125% of Contract value.
Standard Death Benefit with election of a Living Benefit:
1.	Contract value; or
2.	Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment.
If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
1.	Contract value; or
2.	The lesser of:
a.	Net Purchase Payments received prior to the first contract anniversary; or
b.	125% of Contract value.
The following is a description of the Standard Death Benefit Following Spousal Continuation for contracts issued between May 1, 2009 and April 30, 2010.
Standard Death Benefit payable upon a Continuing Spouse’s Death without election of a Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
1.	Contract value; or
2.	Continuation Net Purchase Payments
If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
1.	Contract value; or
2.	The lesser of:
a.	Continuation Net Purchase Payments; or
b.	125% of Contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.
Standard Death Benefit payable upon a Continuing Spouse’s Death with election of a Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
1.	Contract value; or
2.	Continuation Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment after the Continuation Date.
If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
1.	Contract value; or
2.	The lesser of:
a.	Continuation Net Purchase Payments received prior to the first contract anniversary; or
b.	125% of Contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

Appendix H – Withdrawal Charge Schedule, PENALTY-free withdrawal amount and
Contract MAINTENANCE Fee for contracts Issued Prior to July 18, 2011

The following is the Withdrawal Charge Schedule if you purchased your contract prior to July 18, 2011.
Withdrawal Charge Schedule for contracts issued prior to July 18, 2011:
Years Since Purchase Payment Receipt	1	2	3	4	5	6	7	8+
Withdrawal Charge	7%	6%	6%	5%	4%	3%	2%	0%
The following is the Penalty-Free Withdrawal Amount if you purchased your contract prior to July 18, 2011.
PENALTY-Free Withdrawal Amount
To determine your penalty-free withdrawal amount and your withdrawal charge, we refer to two special terms: “penalty-free earnings” and “total invested amount.”
Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:
•	Penalty-free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and
•	Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.
Assessment of Withdrawal Charges
We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.
The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. Please see WITHDRAWAL CHARGES and EXPENSES.
When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charges or higher withdrawal charges.
If you elected an optional Living Benefit that offers Maximum Annual Withdrawal Amounts, below describes your annual penalty-free withdrawal amount:
During the first contract year, your maximum annual penalty-free withdrawal amount is the greatest of:
(1)	Your penalty-free earnings; or
(2)	If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or
(3)	the Maximum Annual Withdrawal Amount allowed under the Living Benefit you elected.
After the first contract year, your maximum annual penalty-free withdrawal amount is the greatest of:
(1)	your penalty-free earnings; or
(2)	10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or
(3)	the Maximum Annual Withdrawal amount allowed under the Living Benefit you elected.
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.
If you do not elect an optional Living Benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your annual penalty-free withdrawal amount.
During the first contract year, your maximum annual penalty-free withdrawal amount is the greater of:
(1)	your penalty-free earnings; or
(2)	if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount
After the first contract year, your maximum annual penalty-free withdrawal amount is the greater of:
(1)	your penalty-free earnings; or
(2)	10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.

H-1

Contract Maintenance Fee
If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 ($30 in New Mexico and North Dakota) and the fee may be waived if the contract value is $50,000 or more.
H-2

Appendix I – POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Additionally, if you elected a living benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the table below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4*
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA DFA Ultra Short Bond	2.00%	1.00%	0.00%	0.00%
SA Dogs of Wall Street	3.00%	3.00%	3.00%	5.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%	2.00%
SA Janus Focused Growth*	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA Legg Mason BW Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA MFS Blue Chip Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA Oppenheimer Main Street Large Cap	3.00%	4.00%	4.00%	6.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Templeton Foreign Value	3.00%	3.00%	3.00%	4.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
SA Wellington Real Return	5.00%	3.00%	2.00%	0.00%
Total	100%	100%	100%	100%
*	Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.

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Effective on February 6, 2017, the Combination Model Program will no longer be offered.
If you invested in a Combination Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
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Appendix J – MarketLock income plus, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE extension Parameters

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life Living Benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the “Extension”) depending on which MarketLock feature you elected at the time of purchase:
MarketLock Feature	Contract Purchase Dates
MarketLock Income Plus	May 4, 2009 – January 18, 2010
MarketLock For Life Plus	May 4, 2009 – January 18, 2010
MarketLock For Life	May 4, 2009 – January 20, 2012
In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your Living Benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.
As a reminder, you also have the option to cancel your Living Benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your Living Benefit, you will no longer receive the guarantees of the Living Benefit and you will no longer be charged the fee.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock Feature you elected at purchase, please see the APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018.
How do I elect the Extension?
To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income
Plus or MarketLock For Life Plus Living Benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life Living Benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the Extension?
If you elect MarketLock Income Plus Extension, the fee for the Living Benefit will be increased by 0.10% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	1.10%	1.20%
Two	1.35%	1.45%
If you elect MarketLock For Life Plus Extension, the fee for the Living Benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.95%	1.20%
Two	1.25%	1.45%
If you elect MarketLock For Life Extension, the fee for the Living Benefit will be increased by 0.25% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.70%	0.95%
Two	0.95%	1.20%
What are the investment requirements if I elect the Extension?
The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living

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benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:
Option 1	Up to 100% in one or more of the following: SA VCP Dynamic Allocation SA VCP Dynamic Strategy SA DFA Ultra Short Bond
Option 2	At least 50% and up to 100% in one or more of the following:
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
or
Combination Allocations*:
Combination Allocation 1, Combination Allocation 2 or Combination Allocation 3
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX I.
Option 4	At least 50% and up to 100% in one or more of the following:
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA DFA Ultra Short Bond
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real ReturnDCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCAFixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%	Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate Growth
SA Allocation Moderate
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High-Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth
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Appendix K – Death Benefits Following Spousal Continuation BETWEEN MAY 1, 2017 AND SEPTEMBER 8, 2019

If your contract was issued between May 1, 2019 and September 8, 2019 and you elected either the Polaris Income Plus Flex or Polaris Income Plus Daily Flex Living Benefit, please see APPENDIX B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.
The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a living benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a living benefit was elected.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse’s 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing
Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday. We will not accept Continuation Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.
Contract Value Death Benefit Payable Upon Continuing Spouse’s Death
The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.
The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.
Return of Purchase Payment and Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death:
A.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit without election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any

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Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit with election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received prior to the first contract anniversary reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received prior to the first contract anniversary reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
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Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:

Return to: Issuing Company
Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

STATEMENT OF ADDITIONAL INFORMATION
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
THE UNITED STATES LIFE INSURANCE
COMPANY IN THE CITY OF NEW YORK
IN CONNECTION WITH
FS VARIABLE SEPARATE ACCOUNT
POLARIS PLATINUM III VARIABLE ANNUITY
This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated April 30, 2020, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:
THE UNITED STATES LIFE INSURANCE
COMPANY IN THE CITY OF NEW YORK
ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TEXAS 79105-5570
April 30, 2020

Separate Account and the Company
The United States Life Insurance Company in the City of New York (“US Life” or the “Company”) is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. (“American International Group”), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company’s, and American International Group has no legal obligation to back those commitments.
On December 31, 2011, First SunAmerica Life Insurance Company (“First SunAmerica”) merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.
FS Variable Separate Account (“Separate Account”) was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.
The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.
The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds’ management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.
Another important feature of the contract related to its basic objective is the Company’s promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).
General Account
The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company’s general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company’s assets held in the general account will be available to fund the Company’s obligations under the contracts as well as such other claims.
The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.
Master-Feeder Structure
The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the “Feeder Funds”). Instead, each Feeder Fund invests all of its investment assets in a corresponding “Master Fund” of American Funds Insurance Series®, managed by Capital Research and Management Company (“Capital Research”).
Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC (“SAAMCo”) does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds’ other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a “feeder fund” investing in a Master Fund.
SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a “feeder fund,” SAAMCo will serve as investment manager for the Feeder Fund.
The terms “Feeder Fund” and “Master Fund” as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:
•	Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo’s advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and
•	Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.
Information Regarding the Use of the Volatility Index (“VIX”)
This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) or the Chicago Board Options Exchange, Incorporated (“CBOE”). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the “VIX”) track market performance. S&P’s and CBOE’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the

VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.
Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.
“Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500™” are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Company. “CBOE”, “CBOE Volatility Index” and “VIX” is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.
Performance Data
From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.
We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.
The Separate Account may advertise “total return” data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. “Total return” is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).
For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds’ performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account’s Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.
Goldman Sachs VIT Government Money Market Fund
Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:
Base Period Return = (EV - SV - CMF) / (SV)
where:
SV	=	value of one Accumulation Unit at the start of a 7 day period
EV	=	value of one Accumulation Unit at the end of the 7 day period
CMF	=	an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days
The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio’s allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.
The current yield is then obtained by annualizing the Base Period Return:
Current Yield = (Base Period Return) x (365/7)
The Goldman Sachs VIT Government Money Market Fund also quotes an “effective yield” that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:
365/7
Effective Yield	=	[(Base Period Return + 1)		– 1]
The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.
Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund’s yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund’s yield may become negative, which may result in a decline in the value of your investment.
Other Variable Portfolios
The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as “total return.” Total return figures are derived from historical data and are not intended to be a projection of future performance.
Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:
n
P	(1 + T)		=	ERV
where:
P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)
The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.
These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.
Annuity Income Payments
Initial Monthly Annuity Income Payments
The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.
The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.
Subsequent Monthly Annuity Income Payments
For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.
For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.
Annuity Unit Values
The value of an Annuity Unit is determined independently for each Variable Portfolio.
The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.
For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.
Net Investment Factor
The Net Investment Factor (“NIF”) is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.
The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:
(a)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and
(b)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.
The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.
Illustrative Example
Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange (“NYSE”) on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:
NIF	=	($11.46/$11.44)
	=	1.00174825
The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
(1/12)
1/	[(1.035)		]	=	0.99713732
In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:
$10.103523 x 1.00174825 x 0.99713732 = $10.092213
To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.
The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.
Variable Annuity Income Payments
Illustrative Example
Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.
The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:
First variable annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51
The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:
Annuity Units = $606.51/$13.256932 = 45.750404
The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:
Second variable annuity income payment = 45.750404 x $13.327695 = $609.75
The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.
Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.
Taxes
General
Note:    Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
Section 72 of the Internal Revenue Code of 1986, as amended (the “Code” or “IRC”) governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer-sponsored retirement plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation.  The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list.  The SECURE Act included many additional provisions affecting Qualified Contracts.
Tax Treatment of Distributions – Non-Qualified Contracts
If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the Code);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	which are attributable to Purchase Payments made prior to August 14, 1982.
On March 30, 2010 the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income (“MAGI”) ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
Tax Treatment of Distributions – Qualified Contracts
Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59½, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);

•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for certain higher education expenses;
•	distributions from IRAs for first home purchases;
•	amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;
•	payments to certain reservists called up for active duty after September 11, 2001; or
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations).
The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee’s right to elect out of withholding or to elect a different rate of withholding. For “eligible rollover distributions” from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” or “transferred to another eligible plan in a direct trustee-to-trustee” transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to “roll over” the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant’s death, the participant’s surviving spouse, or (3) in the case of a domestic relations order, the participant’s spouse or ex-spouse may roll over a distribution into a plan of the participant’s own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct “trustee-to-trustee” transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).
Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.
The Small Business Jobs Act of 2010 subsequently added the ability for “in-Plan” rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 (“ATRA”) expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

Diversification – Separate Account Investments
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered “Pension Plan Contracts” for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”
Non-Natural Owners
Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.
Multiple Contracts
The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.
Tax Treatment of Assignments of Qualified Contracts
Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.
Tax Treatment of Gifting, Assigning or Transferring Ownership of a Non-Qualified Contract
Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract’s value, you will also be liable for the tax on the Contract’s value above your Purchase Payments not previously withdrawn.

The new Contract owner’s Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.
Foreign Account Tax Compliance (“FATCA”)
A Contract Owner who is not a “United States person” which is defined under the Internal Revenue Code section to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.
Other Withholding Tax
A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Federal Withdrawal Restrictions from Qualified Contracts
The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59½; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); (5) experiences a financial hardship (as defined in the IRC); or (6) has a qualified birth or adoption of a child (subject to limitations). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.
Partial 1035 Exchanges of Non-Qualified Annuities
Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans
The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.
(a) Plans of Self-Employed Individuals: “H.R. 10 Plans”
Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(b) Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2020 is the lesser of 100% of includible compensation or $19,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,500 in 2020 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2020 may not exceed the lesser of $57,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.
(c) Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner’s spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes “coverage” are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer’s plan. If you and your spouse are filing jointly and have a modified AGI in 2020 of less than $104,000, your contribution may be fully deductible; if your income is between $104,000 and $124,000, your contribution may be partially deductible and if your income is $124,000 or more, your contribution may not be deductible. If you are single and your income in 2020 is less than $65,000, your contribution may be fully deductible; if your income is between $65,000 and $75,000, your contribution may be partially deductible and if your income is $75,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2020 is between $196,000 and $206,000, your contribution may be partially deductible.
(d) Roth IRAs
Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2020 is less than: $196,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $124,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service (“IRS”). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.
(e) Pension and Profit-Sharing Plans
Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(f) Deferred Compensation Plans — Section 457(b)
Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.
Broker-Dealer Firms Receiving Revenue Sharing Payments
The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2019, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
Ameriprise Financial Services, Inc.	LPL Financial Corporation
BancWest Investment Services	M&T Securities, Inc.
BBVA Compass Investment Solutions, Inc.	MML Investors Services, LLC
Cadaret, Grant & Co, Inc	Morgan Stanley & Co., Incorporated
Cetera Advisor Network LLC	NEXT Financial Group, Inc.
Cetera Advisors LLC	PNC Investments
Cetera Financial Specialists LLC	Primerica Financial Services
Cetera Investment Services LLC	Raymond James & Associates
Citigroup Global Markets Inc.	Raymond James Financial
Citizens Securities, Inc.	RBC Capital Markets Corporation
CUSO Financial Services, L.P.	Royal Alliance Associates, Inc.
Edward D. Jones & Co., L.P.	SagePoint Financial, Inc.
First Allied Securities	Securities America, Inc.
FSC Securities Corp.	Stifel Nicolaus & Co, Inc
H. Beck, Inc	Summit Brokerage Services
H.D. Vest Investment Securities	Triad Advisors, Inc
Infinex Investments, Inc.	U.S. Bancorp Investments, Inc.
Investacorp, Inc	UBS Financial Services Inc.
Janney Montgomery Scott LLC.	UnionBanc Investment Services
Kestra Investment Services	Voya Financial Advisors, Inc.
Lincoln Financial Advisor	Wells Fargo Advisor, LLC
Lincoln Financial Securities	Woodbury Financial Services, Inc.
We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.
Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Distribution of Contracts
The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

Financial Statements
PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York (“US Life”).
You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.
The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:
•	The Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of The United States Life Insurance Company in the City of New York as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

FS Variable Separate Account The United States Life Insurance Company in the City of New York

2019

Annual Report

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of FS Variable Separate Account indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of FS Variable Separate Account as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2	American Funds IS Global Small Capitalization Fund Class 4 (20)

American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 2

American Funds IS Bond Fund Class 4	American Funds IS Growth Fund Class 4

American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2

American Funds IS Global Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4

American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4 (22)

American Funds IS Global Growth Fund Class 4	AST SA Wellington Government and Quality Bond Portfolio Class 3

AST SA BlackRock Multi-Asset Income Portfolio Class 1 (24)	AST SA Wellington Growth Portfolio Class 1 (2) (23)

AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 3 (2) (23)

AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Natural Resources Portfolio Class 1 (3) (23)

AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 3 (3) (23)

AST SA Wellington Capital Appreciation Portfolio Class 1 (24)	AST SA Wellington Strategic Multi-Asset Portfolio Class 1 (24)

AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3

AST SA Wellington Government and Quality Bond Portfolio Class 1	BlackRock iShares Alternative Strategies VI Fund Class III (4) (23)
(24)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock iShares Dynamic Fixed Income VI Fund Class III (9) (23)

BlackRock Global Allocation V.I. Fund Class III	Columbia VP Large Cap Growth Fund Class 1

Columbia VP Emerging Markets Bond Fund Class 2 (22)	Columbia VP Limited Duration Credit Fund Class 2

Columbia VP Income Opportunities Fund Class 1	FTVIP Franklin Rising Dividends VIP Fund Class 2

FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2

FTVIP Franklin Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

FTVIP Franklin Mutual Global Discovery VIP Fund Class 2 (14)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class

Goldman Sachs VIT Global Trends Allocation Fund Service Class	Goldman Sachs VIT Strategic Income Fund Advisor Class (5)(23)

Goldman Sachs VIT Government Money Market Fund Service Class	Invesco V.I. Comstock Fund Series II

Invesco V.I. American Franchise Fund Series II	Invesco V.I. Equity and Income Fund Series II

Invesco V.I. American Value Fund Series II (22)	Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II	Lord Abbett Mid Cap Stock Portfolio Class VC

Ivy VIP Asset Strategy Class II (22)	Lord Abbett Short Duration Income Portfolio Class VC

Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC (16)

Lord Abbett Developing Growth Portfolio Class VC (15)	PIMCO Emerging Markets Bond Portfolio Advisor Class

Lord Abbett Fundamental Equity Portfolio Class VC	PIMCO Total Return Portfolio Advisor Class (17)

Lord Abbett Growth and Income Portfolio Class VC	PVC Real Estate Securities Account Class 2 (18)

Morgan Stanley VIF Global Infrastructure Portfolio Class II	PVC SAM Balanced Portfolio Class 2

Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	PVC SAM Conservative Balanced Portfolio Class 2

PIMCO All Asset Portfolio Advisor Class	PVC SAM Conservative Growth Portfolio Class 2

PIMCO Dynamic Bond Portfolio Advisor Class	PVC SAM Flexible Income Portfolio Class 2

PVC Core Plus Bond Account Class 1 (12) (23)	PVC SAM Strategic Growth Portfolio Class 2

PVC Diversified International Account Class 1 (13)	PVC Short-Term Income Account Class 1 (13)

PVC Equity Income Account Class 2	PVC SmallCap Account Class 2

PVC Government & High Quality Bond Account Class 1 (13)	SST SA Multi-Managed Large Cap Value Portfolio Class 3 (22)

PVC Income Account Class 2 (12) (23)	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3

PVC LargeCap Growth Account Class 2 (1) (23)	SST SA Multi-Managed Mid Cap Value Portfolio Class 3

PVC LargeCap Growth Account I Class 1 (1) (23)	SST SA Multi-Managed Small Cap Portfolio Class 3 (22)

PVC MidCap Account Class 2	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

PVC Principal Capital Appreciation Account Class 2	SST SA T. Rowe Price Growth Stock Portfolio Class 3 (19)

SST SA Allocation Balanced Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1 (22)

SST SA Allocation Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3

SST SA Allocation Moderate Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1

SST SA Allocation Moderate Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3

SST SA Columbia Focused Value Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1

SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3

SST SA Multi-Managed International Equity Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1

SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3

SAST SA AB Growth Portfolio Class 1 (24)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1

SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA AB Small & Mid Cap Value Portfolio Class 1 (22)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3 (11)

SAST SA American Funds Global Growth Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3 (11)

SAST SA American Funds Growth Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3 (11)

SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1 (25)

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 3

SAST SA Boston Company Capital Growth Portfolio Class 1 (10) (23)	SAST SA MFS Blue Chip Growth Portfolio Class 1

SAST SA Boston Company Capital Growth Portfolio Class 3 (10) (23)	SAST SA MFS Blue Chip Growth Portfolio Class 3

SAST SA Columbia Technology Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1

SAST SA Columbia Technology Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3

SAST SA DFA Ultra Short Bond Portfolio Class 1 (25)	SAST SA MFS Telecom Utility Portfolio Class 1 (7) (23)

SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 3 (7) (23)

SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1 (25)

SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3

SAST SA Emerging Markets Equity Index Portfolio Class 3 (11)	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Federated Corporate Bond Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 1

SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA Fidelity Institutional AM® International Growth Portfolio	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1
Class 1 (22)
SAST SA Fidelity Institutional AM® International Growth Portfolio	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3
Class 3 (17)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1

SAST SA Fixed Income Index Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3

SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
(25)
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3 (17)	SAST SA Schroders VCP Global Allocation Portfolio Class 3

SAST SA Global Index Allocation 60-40 Portfolio Class 3 (11)	SAST SA Small Cap Index Portfolio Class 3 (6)

SAST SA Global Index Allocation 75-25 Portfolio Class 3 (11)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3

SAST SA Global Index Allocation 90-10 Portfolio Class 3 (11)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Templeton Foreign Value Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (21)	SAST SA VCP Dynamic Strategy Portfolio Class 3

SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3

SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1

SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3

SAST SA International Index Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 1 (8) (23)

SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA WellsCap Fundamental Growth Portfolio Class 3 (8) (23)

SAST SA Invesco Growth Opportunities Portfolio Class 3	VALIC Company I Nasdaq-100 Index Fund

SAST SA Invesco VCP Equity-Income Portfolio Class 3	VALIC Company I Small Cap Index Fund

SAST SA Janus Focused Growth Portfolio Class 1 (25)	VALIC Company I Stock Index Fund

SAST SA Janus Focused Growth Portfolio Class 3

SAST SA JPMorgan Diversified Balanced Portfolio Class 1

SAST SA JPMorgan Diversified Balanced Portfolio Class 3

VALIC Company I International Equities Index Fund

VALIC Company I International Socially Responsible Fund (22)

VALIC Company I Mid Cap Index Fund

(1)

The PVC Large Cap Growth Account, in operation for the period January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Large Cap Growth Account I, in operation for the period June 7, 2019 (commencement of operations) to December 31, 2019.

(2)	The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3)	The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(4)	For the period January 1, 2018 to August 31, 2018 (cessation of operations).
(5)	For the period January 1, 2018 to April 30, 2018 (cessation of operations).
(6)	For the period May 17, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.
(7)	The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(8)	The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(9)	For the period January 1, 2018 to May 25, 2018 (cessation of operations).
(10)	The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(11)	For the period May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.
(12)

The PVC Income Account, in operation for the period January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Core Plus Bond Account, in operation for the period June 7, 2019 (commencement of operations) to December 31, 2019.

(13)	The PVC Diversified International Account, PVC Government & High Quality Bond Account and the PVC Short-term Income Account Class 2 shares were replaced with Class 1 shares on June 17, 2019.
(14)	For the period January 1, 2018 to December 31, 2018 and January 1, 2019 to June 11, 2019.
(15)	For the period December 30, 2019 to December 31, 2019.
(16)	For the period September 27, 2019 to December 31, 2019.
(17)	For the period October 07, 2019 (commencement of operations) to December 31, 2019.
(18)	For the period January 1, 2018 to December 31, 2018 and January 1, 2019 to May 22, 2019.
(19)	For the period January 1, 2018 to December 31, 2018 and January 1, 2019 to June 10, 2019.
(20)	For the period May 8, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.
(21)	For the period January 18, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.
(22)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.

(23)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.
(24)

On November 29, 2019 sub-accounts of FS Variable Annuity Account One merged into the FS Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.

(25)

On November 29, 2019 sub-accounts of FS Variable Annuity Account Two merged into the FS Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.

Basis for Opinions

These financial statements are the responsibility of The United States Life Insurance Company in the City of New York management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

We have served as the auditor of one or more of the sub-accounts of the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)					Net Assets
			Company's			Contract	Contract	Attributable
			General			Owners -	Owners -	to Contract
	Investments		Account,			Annuity	Accumulation	Owner
Sub-accounts	at Fair Value		Net	Net Assets		Reserves	Reserves	Reserves
American Funds IS Asset Allocation Fund Class 2	$ 1,641,104	$	- $	1,641,104	$	- $	1,641,104	$1,641,104
American Funds IS Asset Allocation Fund Class 4	371,599		-	371,599		-	371,599	371,599
American Funds IS Bond Fund Class 4	114,336		-	114,336		-	114,336	114,336
American Funds IS Capital Income Builder Class 4	152,210		-	152,210		-	152,210	152,210
American Funds IS Global Bond Fund Class 4	102,492		-	102,492		-	102,492	102,492
American Funds IS Global Growth Fund Class 2	5,545,604		-	5,545,604		-	5,545,604	5,545,604
American Funds IS Global Growth Fund Class 4	308,306		-	308,306		-	308,306	308,306
American Funds IS Global Small Capitalization Fund Class 4	1,935		-	1,935		-	1,935	1,935
American Funds IS Growth Fund Class 2	6,201,405		-	6,201,405		-	6,201,405	6,201,405
American Funds IS Growth Fund Class 4	209,310		-	209,310		-	209,310	209,310
American Funds IS Growth-Income Fund Class 2	7,369,116		-	7,369,116		-	7,369,116	7,369,116
American Funds IS Growth-Income Fund Class 4	501,790		-	501,790		-	501,790	501,790
AST SA BlackRock Multi-Asset Income Portfolio Class 1	123,774		-	123,774		23,208	100,566	123,774
AST SA BlackRock Multi-Asset Income Portfolio Class 3	5,139,547		-	5,139,547		-	5,139,547	5,139,547
AST SA PGI Asset Allocation Portfolio Class 1	2,618,462		-	2,618,462		48,099	2,570,363	2,618,462
AST SA PGI Asset Allocation Portfolio Class 3	3,508,113		-	3,508,113		-	3,508,113	3,508,113
AST SA Wellington Capital Appreciation Portfolio Class 1	10,198,832		-	10,198,832		302,768	9,896,064	10,198,832
AST SA Wellington Capital Appreciation Portfolio Class 3	23,105,080		-	23,105,080		8,510	23,096,570	23,105,080
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,021,013		-	2,021,013		47,414	1,973,599	2,021,013
AST SA Wellington Government and Quality Bond Portfolio Class 3	32,411,328		-	32,411,328		1,373	32,409,955	32,411,328
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	174,579		-	174,579		7,248	167,331	174,579
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,780,992		-	2,780,992		-	2,780,992	2,780,992
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	79,943		-	79,943		-	79,943	79,943
BlackRock Global Allocation V.I. Fund Class III	97,299		-	97,299		-	97,299	97,299
Columbia VP Income Opportunities Fund Class 1	97,843		-	97,843		-	97,843	97,843
Columbia VP Large Cap Growth Fund Class 1	407,820		-	407,820		-	407,820	407,820
Columbia VP Limited Duration Credit Fund Class 2	18,119		-	18,119		-	18,119	18,119
FTVIP Franklin Allocation VIP Fund Class 2	3,519,937		-	3,519,937		-	3,519,937	3,519,937
FTVIP Franklin Income VIP Fund Class 2	14,798,219		-	14,798,219		-	14,798,219	14,798,219
FTVIP Franklin Rising Dividends VIP Fund Class 2	134,202		-	134,202		-	134,202	134,202
FTVIP Franklin Strategic Income VIP Fund Class 2	80,091		-	80,091		-	80,091	80,091
FTVIP Templeton Global Bond VIP Fund Class 2	1,541		-	1,541		-	1,541	1,541
Goldman Sachs VIT Global Trends Allocation Fund Service Class	40,177		-	40,177		-	40,177	40,177
Goldman Sachs VIT Government Money Market Fund Service Class	6,311,860		-	6,311,860		-	6,311,860	6,311,860
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	61,063		-	61,063		-	61,063	61,063
Invesco V.I. American Franchise Fund Series II	1,629,994		-	1,629,994		-	1,629,994	1,629,994
Invesco V.I. Balanced-Risk Allocation Fund Series II	210,683		-	210,683		-	210,683	210,683
Invesco V.I. Comstock Fund Series II	13,788,202		-	13,788,202		4,863	13,783,339	13,788,202
Invesco V.I. Equity and Income Fund Series II	28,685		-	28,685		-	28,685	28,685
Invesco V.I. Growth and Income Fund Series II	20,941,476		-	20,941,476		1,770	20,939,706	20,941,476
Lord Abbett Bond Debenture Portfolio Class VC	131,340		-	131,340		-	131,340	131,340
Lord Abbett Developing Growth Portfolio Class VC	106,967		-	106,967		-	106,967	106,967
Lord Abbett Fundamental Equity Portfolio Class VC	51,345		-	51,345		-	51,345	51,345
Lord Abbett Growth and Income Portfolio Class VC	8,517,940		-	8,517,940		609	8,517,331	8,517,940
Lord Abbett Mid Cap Stock Portfolio Class VC	129,224		-	129,224		-	129,224	129,224
Lord Abbett Short Duration Income Portfolio Class VC	404,451		-	404,451		-	404,451	404,451
Lord Abbett Total Return Portfolio Class VC	72,105		-	72,105		-	72,105	72,105
Morgan Stanley VIF Global Infrastructure Portfolio Class II	83,788		-	83,788		-	83,788	83,788
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	42,292		-	42,292		-	42,292	42,292
PIMCO All Asset Portfolio Advisor Class	13,548		-	13,548		-	13,548	13,548
PIMCO Dynamic Bond Portfolio Advisor Class	28,621		-	28,621		-	28,621	28,621
PIMCO Emerging Markets Bond Portfolio Advisor Class	51,557		-	51,557		-	51,557	51,557
PIMCO Total Return Portfolio Advisor Class	679,994		-	679,994		-	679,994	679,994
PVC Core Plus Bond Account Class 1	25,705		-	25,705		-	25,705	25,705
PVC Diversified International Account Class 1	20,133		-	20,133		-	20,133	20,133
PVC Equity Income Account Class 2	343,318		-	343,318		-	343,318	343,318
PVC Government & High Quality Bond Account Class 1	602		-	602		-	602	602
PVC LargeCap Growth Account I Class 1	3,881		-	3,881		-	3,881	3,881

The accompanying Notes to Financial Statements are an integral part of this statement.

1

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)					Net Assets
			Company's			Contract	Contract	Attributable
			General			Owners -	Owners -	to Contract
	Investments		Account,			Annuity	Accumulation	Owner
Sub-accounts	at Fair Value		Net	Net Assets		Reserves	Reserves	Reserves
PVC MidCap Account Class 2	$962,439	$	- $	962,439	$	- $	962,439	$962,439
PVC Principal Capital Appreciation Account Class 2	179,245		-	179,245		-	179,245	179,245
PVC SAM Balanced Portfolio Class 2	6,009,868		-	6,009,868		22,494	5,987,374	6,009,868
PVC SAM Conservative Balanced Portfolio Class 2	32,793		-	32,793		-	32,793	32,793
PVC SAM Conservative Growth Portfolio Class 2	667,955		-	667,955		-	667,955	667,955
PVC SAM Flexible Income Portfolio Class 2	96,560		-	96,560		19,943	76,617	96,560
PVC SAM Strategic Growth Portfolio Class 2	340,118		-	340,118		-	340,118	340,118
PVC Short-Term Income Account Class 1	26,759		-	26,759		-	26,759	26,759
PVC SmallCap Account Class 2	7,181		-	7,181		-	7,181	7,181
SST SA Allocation Balanced Portfolio Class 3	15,156,281		-	15,156,281		-	15,156,281	15,156,281
SST SA Allocation Growth Portfolio Class 3	10,049,625		-	10,049,625		-	10,049,625	10,049,625
SST SA Allocation Moderate Growth Portfolio Class 3	15,455,456		-	15,455,456		-	15,455,456	15,455,456
SST SA Allocation Moderate Portfolio Class 3	17,222,636		-	17,222,636		30,773	17,191,863	17,222,636
SST SA Columbia Focused Value Portfolio Class 3	5,032		-	5,032		-	5,032	5,032
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	161,928		-	161,928		-	161,928	161,928
SST SA Multi-Managed International Equity Portfolio Class 3	34,365		-	34,365		-	34,365	34,365
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	53,725		-	53,725		-	53,725	53,725
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	5,779		-	5,779		-	5,779	5,779
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	4,526		-	4,526		-	4,526	4,526
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	4,618,996		-	4,618,996		-	4,618,996	4,618,996
SST SA Wellington Real Return Portfolio Class 3	20,789,922		-	20,789,922		4,267	20,785,655	20,789,922
SAST SA AB Growth Portfolio Class 1	18,377,037		-	18,377,037		221,157	18,155,880	18,377,037
SAST SA AB Growth Portfolio Class 3	21,677,683		-	21,677,683		1,749	21,675,934	21,677,683
SAST SA AB Small & Mid Cap Value Portfolio Class 3	20,643,251		-	20,643,251		16,505	20,626,746	20,643,251
SAST SA American Funds Asset Allocation Portfolio Class 3	75,971,292		-	75,971,292		-	75,971,292	75,971,292
SAST SA American Funds Global Growth Portfolio Class 3	18,712,711		-	18,712,711		9,940	18,702,771	18,712,711
SAST SA American Funds Growth Portfolio Class 3	18,053,532		-	18,053,532		18,113	18,035,419	18,053,532
SAST SA American Funds Growth-Income Portfolio Class 3	15,946,487		-	15,946,487		7,989	15,938,498	15,946,487
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	194,206,405		-	194,206,405		-	194,206,405	194,206,405
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	81,155,574		-	81,155,574		-	81,155,574	81,155,574
SAST SA Columbia Technology Portfolio Class 1	482,777		-	482,777		-	482,777	482,777
SAST SA Columbia Technology Portfolio Class 3	4,668,643		-	4,668,643		-	4,668,643	4,668,643
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,197,783		-	1,197,783		4,702	1,193,081	1,197,783
SAST SA DFA Ultra Short Bond Portfolio Class 3	13,781,367		-	13,781,367		105,106	13,676,261	13,781,367
SAST SA Dogs of Wall Street Portfolio Class 1	944,184		-	944,184		-	944,184	944,184
SAST SA Dogs of Wall Street Portfolio Class 3	9,453,484		-	9,453,484		8,632	9,444,852	9,453,484
SAST SA Emerging Markets Equity Index Portfolio Class 3	128,286		-	128,286		-	128,286	128,286
SAST SA Federated Corporate Bond Portfolio Class 1	2,025,249		-	2,025,249		22,989	2,002,260	2,025,249
SAST SA Federated Corporate Bond Portfolio Class 3	47,382,219		-	47,382,219		7,758	47,374,461	47,382,219
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	66,745		-	66,745		-	66,745	66,745
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	780,176		-	780,176		-	780,176	780,176
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,600,751		-	9,600,751		3,220	9,597,531	9,600,751
SAST SA Fixed Income Index Portfolio Class 3	2,814,180		-	2,814,180		-	2,814,180	2,814,180
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,041,252		-	2,041,252		-	2,041,252	2,041,252
SAST SA Franklin Small Company Value Portfolio Class 3	9,326,380		-	9,326,380		867	9,325,513	9,326,380
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	21,968		-	21,968		-	21,968	21,968
SAST SA Global Index Allocation 60-40 Portfolio Class 3	3,863,315		-	3,863,315		-	3,863,315	3,863,315
SAST SA Global Index Allocation 75-25 Portfolio Class 3	2,702,965		-	2,702,965		-	2,702,965	2,702,965
SAST SA Global Index Allocation 90-10 Portfolio Class 3	12,379,747		-	12,379,747		-	12,379,747	12,379,747
SAST SA Goldman Sachs Global Bond Portfolio Class 1	796,888		-	796,888		5,565	791,323	796,888
SAST SA Goldman Sachs Global Bond Portfolio Class 3	22,035,852		-	22,035,852		2,315	22,033,537	22,035,852
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,622,236		-	2,622,236		-	2,622,236	2,622,236
SAST SA Index Allocation 60-40 Portfolio Class 3	18,448,775		-	18,448,775		-	18,448,775	18,448,775
SAST SA Index Allocation 80-20 Portfolio Class 3	38,181,261		-	38,181,261		-	38,181,261	38,181,261
SAST SA Index Allocation 90-10 Portfolio Class 3	58,915,342		-	58,915,342		-	58,915,342	58,915,342
SAST SA International Index Portfolio Class 3	309,198		-	309,198		-	309,198	309,198
SAST SA Invesco Growth Opportunities Portfolio Class 1	249,833		-	249,833		-	249,833	249,833

The accompanying Notes to Financial Statements are an integral part of this statement.

2

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)				Net Assets
			Company's		Contract	Contract	Attributable
			General		Owners -	Owners -	to Contract
	Investments		Account,		Annuity	Accumulation	Owner
Sub-accounts	at Fair Value		Net	Net Assets	Reserves	Reserves	Reserves
SAST SA Invesco Growth Opportunities Portfolio Class 3	$ 7,221,979	$	- $	7,221,979	$1,129	$7,220,850	$7,221,979
SAST SA Invesco VCP Equity-Income Portfolio Class 3	169,170,895		-	169,170,895	-	169,170,895	169,170,895
SAST SA Janus Focused Growth Portfolio Class 1	959,625		-	959,625	-	959,625	959,625
SAST SA Janus Focused Growth Portfolio Class 3	6,902,953		-	6,902,953	399	6,902,554	6,902,953
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,321,507		-	2,321,507	7,945	2,313,562	2,321,507
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	16,745,656		-	16,745,656	-	16,745,656	16,745,656
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,196,929		-	1,196,929	36,881	1,160,048	1,196,929
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,821,332		-	6,821,332	2,424	6,818,908	6,821,332
SAST SA JPMorgan Equity-Income Portfolio Class 1	6,292,566		-	6,292,566	77,744	6,214,822	6,292,566
SAST SA JPMorgan Equity-Income Portfolio Class 3	10,759,629		-	10,759,629	-	10,759,629	10,759,629
SAST SA JPMorgan Global Equities Portfolio Class 1	1,240,545		-	1,240,545	1,444	1,239,101	1,240,545
SAST SA JPMorgan Global Equities Portfolio Class 3	1,862,787		-	1,862,787	-	1,862,787	1,862,787
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,111,240		-	1,111,240	15,288	1,095,952	1,111,240
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	51,820,188		-	51,820,188	13,679	51,806,509	51,820,188
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	2,182,482		-	2,182,482	8,438	2,174,044	2,182,482
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	9,256,489		-	9,256,489	392	9,256,097	9,256,489
SAST SA Large Cap Growth Index Portfolio Class 3	408,402		-	408,402	-	408,402	408,402
SAST SA Large Cap Index Portfolio Class 3	1,631,693		-	1,631,693	-	1,631,693	1,631,693
SAST SA Large Cap Value Index Portfolio Class 3	701,946		-	701,946	-	701,946	701,946
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	14,164,204		-	14,164,204	173,919	13,990,285	14,164,204
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	20,130,470		-	20,130,470	3,512	20,126,958	20,130,470
SAST SA Legg Mason Tactical Opportunities Class 3	1,809,556		-	1,809,556	-	1,809,556	1,809,556
SAST SA MFS Blue Chip Growth Portfolio Class 1	689,461		-	689,461	-	689,461	689,461
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,837,180		-	6,837,180	718	6,836,462	6,837,180
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	2,639,689		-	2,639,689	14,935	2,624,754	2,639,689
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	14,680,834		-	14,680,834	8,757	14,672,077	14,680,834
SAST SA MFS Total Return Portfolio Class 1	3,492,997		-	3,492,997	63,452	3,429,545	3,492,997
SAST SA MFS Total Return Portfolio Class 3	12,686,615		-	12,686,615	1,734	12,684,881	12,686,615
SAST SA Mid Cap Index Portfolio Class 3	365,345		-	365,345	-	365,345	365,345
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,422,397		-	1,422,397	1,016	1,421,381	1,422,397
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,937,122		-	6,937,122	-	6,937,122	6,937,122
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	1,538,669		-	1,538,669	15,308	1,523,361	1,538,669
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	4,365,562		-	4,365,562	-	4,365,562	4,365,562
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	128,965,209		-	128,965,209	-	128,965,209	128,965,209
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,522,379		-	1,522,379	9,851	1,512,528	1,522,379
SAST SA PineBridge High-Yield Bond Portfolio Class 3	7,037,710		-	7,037,710	1,196	7,036,514	7,037,710
SAST SA Putnam International Growth and Income Portfolio Class 1	1,542,523		-	1,542,523	20,201	1,522,322	1,542,523
SAST SA Putnam International Growth and Income Portfolio Class 3	5,569,705		-	5,569,705	-	5,569,705	5,569,705
SAST SA Schroders VCP Global Allocation Portfolio Class 3	67,189,877		-	67,189,877	-	67,189,877	67,189,877
SAST SA Small Cap Index Portfolio Class 3	751,119		-	751,119	-	751,119	751,119
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,103,032		-	15,103,032	-	15,103,032	15,103,032
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	137,554,099		-	137,554,099	-	137,554,099	137,554,099
SAST SA Templeton Foreign Value Portfolio Class 3	19,554,534		-	19,554,534	4,533	19,550,001	19,554,534
SAST SA VCP Dynamic Allocation Portfolio Class 3	951,562,334		-	951,562,334	27,297	951,535,037	951,562,334
SAST SA VCP Dynamic Strategy Portfolio Class 3	582,680,338		-	582,680,338	27,228	582,653,110	582,680,338
SAST SA VCP Index Allocation Portfolio Class 3	36,380,075		-	36,380,075	-	36,380,075	36,380,075
SAST SA WellsCap Aggressive Growth Portfolio Class 1	1,673,845		-	1,673,845	7,150	1,666,695	1,673,845
SAST SA WellsCap Aggressive Growth Portfolio Class 3	2,868,572		-	2,868,572	3,844	2,864,728	2,868,572
VALIC Company I International Equities Index Fund	168,510		-	168,510	-	168,510	168,510
VALIC Company I Mid Cap Index Fund	874,905		-	874,905	-	874,905	874,905
VALIC Company I Nasdaq-100 Index Fund	222,259		-	222,259	-	222,259	222,259
VALIC Company I Small Cap Index Fund	291,029		-	291,029	-	291,029	291,029
VALIC Company I Stock Index Fund	1,400,171		-	1,400,171	-	1,400,171	1,400,171

The accompanying Notes to Financial Statements are an integral part of this statement.

3

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
American Funds IS Asset Allocation Fund Class 2	68,983	$23.79	$1,641,104	$1,478,678	1
American Funds IS Asset Allocation Fund Class 4	15,699	23.67	371,599	350,979	1
American Funds IS Bond Fund Class 4	10,394	11.00	114,336	115,077	1
American Funds IS Capital Income Builder Class 4	14,212	10.71	152,210	140,999	1
American Funds IS Global Bond Fund Class 4	8,598	11.92	102,492	101,596	1
American Funds IS Global Growth Fund Class 2	172,010	32.24	5,545,604	4,535,525	1
American Funds IS Global Growth Fund Class 4	9,620	32.05	308,306	252,712	1
American Funds IS Global Small Capitalization Fund Class 4	74	26.16	1,935	1,862	1
American Funds IS Growth Fund Class 2	76,969	80.57	6,201,405	5,286,870	1
American Funds IS Growth Fund Class 4	2,636	79.41	209,310	188,240	1
American Funds IS Growth-Income Fund Class 2	147,147	50.08	7,369,116	6,562,505	1
American Funds IS Growth-Income Fund Class 4	10,133	49.52	501,790	450,885	1
AST SA BlackRock Multi-Asset Income Portfolio Class 1	18,364	6.74	123,774	105,718	1
AST SA BlackRock Multi-Asset Income Portfolio Class 3	772,864	6.65	5,139,547	4,949,069	1
AST SA PGI Asset Allocation Portfolio Class 1	185,970	14.08	2,618,462	2,628,586	1
AST SA PGI Asset Allocation Portfolio Class 3	251,478	13.95	3,508,113	3,521,679	1
AST SA Wellington Capital Appreciation Portfolio Class 1	233,918	43.60	10,198,832	9,805,335	1
AST SA Wellington Capital Appreciation Portfolio Class 3	588,515	39.26	23,105,080	23,066,615	1
AST SA Wellington Government and Quality Bond Portfolio Class 1	131,320	15.39	2,021,013	2,006,026	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,111,487	15.35	32,411,328	31,811,132	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	20,587	8.48	174,579	160,659	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	329,501	8.44	2,780,992	2,652,131	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,596	12.12	79,943	71,597	1
BlackRock Global Allocation V.I. Fund Class III	6,720	14.48	97,299	95,802	1
Columbia VP Income Opportunities Fund Class 1	12,807	7.64	97,843	98,877	1
Columbia VP Large Cap Growth Fund Class 1	18,639	21.88	407,820	236,909	1
Columbia VP Limited Duration Credit Fund Class 2	1,864	9.72	18,119	17,478	1
FTVIP Franklin Allocation VIP Fund Class 2	516,878	6.81	3,519,937	3,537,604	1
FTVIP Franklin Income VIP Fund Class 2	930,121	15.91	14,798,219	14,479,432	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	4,972	26.99	134,202	139,529	1
FTVIP Franklin Strategic Income VIP Fund Class 2	7,592	10.55	80,091	80,417	1
FTVIP Templeton Global Bond VIP Fund Class 2	96	15.97	1,541	1,526	1
Goldman Sachs VIT Global Trends Allocation Fund Service Class	3,266	12.30	40,177	40,829	1
Goldman Sachs VIT Government Money Market Fund Service Class	6,311,860	1.00	6,311,860	6,311,860	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	6,792	8.99	61,063	62,722	1
Invesco V.I. American Franchise Fund Series II	25,509	63.90	1,629,994	1,417,799	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	19,635	10.73	210,683	216,194	1
Invesco V.I. Comstock Fund Series II	806,799	17.09	13,788,202	14,022,484	1
Invesco V.I. Equity and Income Fund Series II	1,647	17.42	28,685	29,961	1
Invesco V.I. Growth and Income Fund Series II	1,098,713	19.06	20,941,476	21,703,072	1
Lord Abbett Bond Debenture Portfolio Class VC	10,873	12.08	131,340	135,417	1
Lord Abbett Developing Growth Portfolio Class VC	3,580	29.88	106,967	106,824	1
Lord Abbett Fundamental Equity Portfolio Class VC	3,104	16.54	51,345	55,756	1
Lord Abbett Growth and Income Portfolio Class VC	246,397	34.57	8,517,940	7,871,666	1
Lord Abbett Mid Cap Stock Portfolio Class VC	5,443	23.74	129,224	96,633	1
Lord Abbett Short Duration Income Portfolio Class VC	28,343	14.27	404,451	410,107	1
Lord Abbett Total Return Portfolio Class VC	4,279	16.85	72,105	73,726	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	10,396	8.06	83,788	79,344	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	4,106	10.30	42,292	39,607	1
PIMCO All Asset Portfolio Advisor Class	1,241	10.92	13,548	11,542	1
PIMCO Dynamic Bond Portfolio Advisor Class	2,755	10.39	28,621	28,413	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	3,909	13.19	51,557	50,148	1
PIMCO Total Return Portfolio Advisor Class	61,705	11.02	679,994	681,687	1
PVC Core Plus Bond Account Class 1	2,235	11.50	25,705	25,613	1
PVC Diversified International Account Class 1	1,282	15.71	20,133	17,466	1
PVC Equity Income Account Class 2	12,292	27.93	343,318	240,072	1
PVC Government & High Quality Bond Account Class 1	61	9.81	602	631	1
PVC LargeCap Growth Account I Class 1	103	37.64	3,881	3,685	1
PVC MidCap Account Class 2	16,197	59.42	962,439	760,110	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

4

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
PVC Principal Capital Appreciation Account Class 2	5,912	$30.32	$179,245	$136,036	1
PVC SAM Balanced Portfolio Class 2	388,234	15.48	6,009,868	6,037,074	1
PVC SAM Conservative Balanced Portfolio Class 2	2,726	12.03	32,793	32,050	1
PVC SAM Conservative Growth Portfolio Class 2	34,027	19.63	667,955	583,542	1
PVC SAM Flexible Income Portfolio Class 2	7,762	12.44	96,560	96,014	1
PVC SAM Strategic Growth Portfolio Class 2	15,797	21.53	340,118	313,728	1
PVC Short-Term Income Account Class 1	10,412	2.57	26,759	26,275	1
PVC SmallCap Account Class 2	471	15.26	7,181	7,191	1
SST SA Allocation Balanced Portfolio Class 3	1,503,599	10.08	15,156,281	15,920,423	1
SST SA Allocation Growth Portfolio Class 3	704,248	14.27	10,049,625	9,625,102	1
SST SA Allocation Moderate Growth Portfolio Class 3	1,467,755	10.53	15,455,456	16,181,149	1
SST SA Allocation Moderate Portfolio Class 3	1,620,192	10.63	17,222,636	17,564,356	1
SST SA Columbia Focused Value Portfolio Class 3	255	19.73	5,032	4,627	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,630	11.88	161,928	157,294	1
SST SA Multi-Managed International Equity Portfolio Class 3	3,883	8.85	34,365	33,655	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,956	13.58	53,725	50,954	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	329	17.54	5,779	5,243	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	280	16.17	4,526	4,426	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	380,791	12.13	4,618,996	4,612,524	1
SST SA Wellington Real Return Portfolio Class 3	2,136,683	9.73	20,789,922	20,571,505	1
SAST SA AB Growth Portfolio Class 1	364,335	50.44	18,377,037	14,262,349	1
SAST SA AB Growth Portfolio Class 3	440,782	49.18	21,677,683	18,580,995	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,411,022	14.63	20,643,251	23,009,451	1
SAST SA American Funds Asset Allocation Portfolio Class 3	5,171,633	14.69	75,971,292	74,609,897	1
SAST SA American Funds Global Growth Portfolio Class 3	1,708,923	10.95	18,712,711	19,400,515	1
SAST SA American Funds Growth Portfolio Class 3	1,505,716	11.99	18,053,532	17,258,672	1
SAST SA American Funds Growth-Income Portfolio Class 3	1,335,552	11.94	15,946,487	15,824,500	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	13,130,927	14.79	194,206,405	172,138,953	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	7,285,060	11.14	81,155,574	79,134,741	1
SAST SA Columbia Technology Portfolio Class 1	61,422	7.86	482,777	439,320	1
SAST SA Columbia Technology Portfolio Class 3	632,607	7.38	4,668,643	3,843,023	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	112,574	10.64	1,197,783	1,190,405	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,323,859	10.41	13,781,367	13,765,834	1
SAST SA Dogs of Wall Street Portfolio Class 1	66,119	14.28	944,184	902,337	1
SAST SA Dogs of Wall Street Portfolio Class 3	669,510	14.12	9,453,484	9,136,203	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	8,513	15.07	128,286	116,594	1
SAST SA Federated Corporate Bond Portfolio Class 1	149,575	13.54	2,025,249	2,009,538	1
SAST SA Federated Corporate Bond Portfolio Class 3	3,522,842	13.45	47,382,219	47,009,873	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	3,999	16.69	66,745	64,181	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	56,249	13.87	780,176	779,226	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	699,254	13.73	9,600,751	9,609,342	1
SAST SA Fixed Income Index Portfolio Class 3	262,517	10.72	2,814,180	2,723,975	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	197,222	10.35	2,041,252	1,982,608	1
SAST SA Franklin Small Company Value Portfolio Class 3	499,271	18.68	9,326,380	10,555,259	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	1,354	16.23	21,968	21,468	1
SAST SA Global Index Allocation 60-40 Portfolio Class 3	239,363	16.14	3,863,315	3,637,195	1
SAST SA Global Index Allocation 75-25 Portfolio Class 3	167,470	16.14	2,702,965	2,518,308	1
SAST SA Global Index Allocation 90-10 Portfolio Class 3	771,805	16.04	12,379,747	11,414,015	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	71,087	11.21	796,888	811,343	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,008,738	10.97	22,035,852	21,852,712	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	245,298	10.69	2,622,236	2,503,412	1
SAST SA Index Allocation 60-40 Portfolio Class 3	1,546,419	11.93	18,448,775	17,115,242	1
SAST SA Index Allocation 80-20 Portfolio Class 3	3,086,602	12.37	38,181,261	34,760,990	1
SAST SA Index Allocation 90-10 Portfolio Class 3	4,686,980	12.57	58,915,342	53,714,813	1
SAST SA International Index Portfolio Class 3	26,450	11.69	309,198	295,017	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	28,585	8.74	249,833	250,704	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	901,620	8.01	7,221,979	7,092,500	1
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,815,977	13.20	169,170,895	157,792,218	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

5

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
SAST SA Janus Focused Growth Portfolio Class 1	58,336	$16.45	$959,625	$647,880	1
SAST SA Janus Focused Growth Portfolio Class 3	439,679	15.70	6,902,953	5,707,431	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	121,609	19.09	2,321,507	2,141,557	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	883,676	18.95	16,745,656	17,051,029	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	139,502	8.58	1,196,929	980,482	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	805,352	8.47	6,821,332	6,084,033	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	173,110	36.35	6,292,566	4,931,659	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	297,886	36.12	10,759,629	9,783,894	1
SAST SA JPMorgan Global Equities Portfolio Class 1	66,162	18.75	1,240,545	1,150,060	1
SAST SA JPMorgan Global Equities Portfolio Class 3	100,312	18.57	1,862,787	1,738,680	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	120,525	9.22	1,111,240	1,114,907	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	5,682,038	9.12	51,820,188	50,441,394	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	110,730	19.71	2,182,482	1,729,199	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	504,441	18.35	9,256,489	8,395,378	1
SAST SA Large Cap Growth Index Portfolio Class 3	21,805	18.73	408,402	382,232	1
SAST SA Large Cap Index Portfolio Class 3	62,565	26.08	1,631,693	1,470,673	1
SAST SA Large Cap Value Index Portfolio Class 3	38,846	18.07	701,946	642,263	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	678,362	20.88	14,164,204	14,486,753	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	969,676	20.76	20,130,470	19,913,009	1
SAST SA Legg Mason Tactical Opportunities Class 3	163,170	11.09	1,809,556	1,696,788	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	51,071	13.50	689,461	585,843	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	512,532	13.34	6,837,180	5,725,976	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	110,171	23.96	2,639,689	2,120,076	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	615,807	23.84	14,680,834	12,972,431	1
SAST SA MFS Total Return Portfolio Class 1	181,454	19.25	3,492,997	3,098,861	1
SAST SA MFS Total Return Portfolio Class 3	660,761	19.20	12,686,615	12,199,982	1
SAST SA Mid Cap Index Portfolio Class 3	30,805	11.86	365,345	342,652	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	139,178	10.22	1,422,397	1,295,610	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	683,460	10.15	6,937,122	6,450,881	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	68,203	22.56	1,538,669	964,692	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	194,544	22.44	4,365,562	3,881,992	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	11,566,386	11.15	128,965,209	125,278,701	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	278,314	5.47	1,522,379	1,634,274	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,296,079	5.43	7,037,710	7,309,713	1
SAST SA Putnam International Growth and Income Portfolio Class 1	153,944	10.02	1,542,523	1,425,540	1
SAST SA Putnam International Growth and Income Portfolio Class 3	553,649	10.06	5,569,705	4,508,969	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,883,527	11.42	67,189,877	65,278,169	1
SAST SA Small Cap Index Portfolio Class 3	63,172	11.89	751,119	698,931	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,286,459	11.74	15,103,032	13,860,268	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	11,021,963	12.48	137,554,099	127,492,898	1
SAST SA Templeton Foreign Value Portfolio Class 3	1,332,053	14.68	19,554,534	19,747,139	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	72,916,654	13.05	951,562,334	916,882,418	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	44,042,354	13.23	582,680,338	553,236,075	1
SAST SA VCP Index Allocation Portfolio Class 3	3,194,036	11.39	36,380,075	33,518,407	1
SAST SA WellsCap Aggressive Growth Portfolio Class 1	71,777	23.32	1,673,845	1,062,179	1
SAST SA WellsCap Aggressive Growth Portfolio Class 3	128,290	22.36	2,868,572	2,442,561	1
VALIC Company I International Equities Index Fund	22,202	7.59	168,510	149,783	1
VALIC Company I Mid Cap Index Fund	32,392	27.01	874,905	856,585	1
VALIC Company I Nasdaq-100 Index Fund	12,847	17.30	222,259	155,921	1
VALIC Company I Small Cap Index Fund	13,536	21.50	291,029	264,266	1
VALIC Company I Stock Index Fund	30,098	46.52	1,400,171	1,074,181	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

6

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				American
	American	American		Funds IS
	Funds IS	Funds IS	American	Capital	American
	Asset	Asset	Funds IS	Income	Funds IS
	Allocation	Allocation	Bond Fund	Builder Class	Global Bond
	Fund Class 2	Fund Class 4	Class 4	4	Fund Class 4
For the Year Ended December 31, 2019
From operations:
Dividends	$31,163	$5,532	$2,315	$4,124	$900
Mortality and expense risk and administrative charges	(15,598)	(3,243)	(658)	(1,846)	(531)
Net investment income (loss)	15,565	2,289	1,657	2,278	369
Net realized gain (loss)	75,015	306	(13)	1,338	3
Capital gain distribution from mutual funds	95,811	11,543	-	-	-
Change in unrealized appreciation (depreciation) of investments	148,950	35,688	1,556	19,643	1,734
Increase (decrease) in net assets from operations	335,341	49,826	3,200	23,259	2,106
From contract transactions:
Payments received from contract owners	-	118,169	-	-	-
Payments for contract benefits or terminations	(523,553)	(100)	-	(28,395)	-
Transfers between sub-accounts (including fixed account), net	(20,169)	1	73,318	1,807	71,793
Contract maintenance charges	(13,392)	(1,210)	(196)	(283)	(129)
Increase (decrease) in net assets from contract transactions	(557,114)	116,860	73,122	(26,871)	71,664

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	(221,773)	166,686	76,322	(3,612)	73,770
Net assets at beginning of period	1,862,877	204,913	38,014	155,822	28,722
Net assets at end of period	$1,641,104	$371,599	$114,336	$152,210	$102,492
Beginning units	63,083	17,906	3,811	15,691	2,910
Units issued	158	9,374	6,778	154	6,796
Units redeemed	(17,002)	(104)	(31)	(2,628)	(12)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	46,239	27,176	10,558	13,217	9,694
For the Year Ended December 31, 2018
From operations:
Dividends	$33,232	$3,043	$887	$4,186	$573
Mortality and expense risk and administrative charges	(17,714)	(2,167)	(467)	(1,843)	(351)
Net investment income (loss)	15,518	876	420	2,343	222
Net realized gain (loss)	122,227	226	(134)	190	(6)
Capital gain distribution from mutual funds	88,076	7,385	53	363	101
Change in unrealized appreciation (depreciation) of investments	(334,540)	(21,376)	(1,155)	(16,406)	(1,144)
Increase (decrease) in net assets from operations	(108,719)	(12,889)	(816)	(13,510)	(827)
From contract transactions:
Payments received from contract owners	-	50,000	-	50,281	-
Payments for contract benefits or terminations	(159,910)	-	-	(1,583)	-
Transfers between sub-accounts (including fixed account), net	(77,011)	-	(427)	(46)	-
Contract maintenance charges	(15,326)	(733)	(195)	(284)	(130)
Increase (decrease) in net assets from contract transactions	(252,247)	49,267	(622)	48,368	(130)
Increase (decrease) in net assets	(360,966)	36,378	(1,438)	34,858	(957)
Net assets at beginning of period	2,223,843	168,535	39,452	120,964	29,679
Net assets at end of period	$1,862,877	$204,913	$38,014	$155,822	$28,722
Beginning units	71,216	13,847	3,873	11,239	2,923
Units issued	3,696	4,119	82	4,659	-
Units redeemed	(11,829)	(60)	(144)	(207)	(13)
Ending units	63,083	17,906	3,811	15,691	2,910

The accompanying Notes to Financial Statements are an integral part of this statement.

7

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			American
	American	American	Funds IS	American	American
	Funds IS	Funds IS	Global Small	Funds IS	Funds IS
	Global Growth	Global Growth	Capitalization	Growth Fund	Growth Fund
	Fund Class 2	Fund Class 4	Fund Class 4	Class 2	Class 4
For the Year Ended December 31, 2019
From operations:
Dividends	$58,615	$2,640	$-	$43,555	$1,081
Mortality and expense risk and administrative charges	(70,396)	(3,276)	(24)	(82,811)	(1,813)
Net investment income (loss)	(11,781)	(636)	(24)	(39,256)	(732)
Net realized gain (loss)	277,041	877	1	177,967	3,254
Capital gain distribution from mutual funds	294,766	15,317	124	614,270	11,853
Change in unrealized appreciation (depreciation) of investments	980,163	61,976	398	727,126	30,055
Increase (decrease) in net assets from operations	1,540,189	77,534	499	1,480,107	44,430
From contract transactions:
Payments received from contract owners	2,346	-	-	1,322	114,694
Payments for contract benefits or terminations	(691,905)	-	-	(515,556)	-
Transfers between sub-accounts (including fixed account), net	(197,395)	(1,985)	(238)	(121,983)	(46,434)
Contract maintenance charges	(20,417)	(1,012)	(16)	(19,648)	(422)
Increase (decrease) in net assets from contract transactions	(907,371)	(2,997)	(254)	(655,865)	67,838

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	632,818	74,537	245	824,242	112,268
Net assets at beginning of period	4,912,786	233,769	1,690	5,377,163	97,042
Net assets at end of period	$5,545,604	$308,306	$1,935	$6,201,405	$209,310
Beginning units	122,767	21,142	167	126,476	7,346
Units issued	3,526	16	-	1,705	7,765
Units redeemed	(22,699)	(236)	(20)	(15,063)	(2,818)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	103,594	20,922	147	113,118	12,293
For the Year Ended December 31, 2018
From operations:
Dividends	$37,537	$1,339	$-	$26,588	$268
Mortality and expense risk and administrative charges	(77,479)	(3,167)	(14)	(92,724)	(1,250)
Net investment income (loss)	(39,942)	(1,828)	(14)	(66,136)	(982)
Net realized gain (loss)	216,243	650	(1)	357,389	119
Capital gain distribution from mutual funds	406,237	18,282	80	668,623	10,577
Change in unrealized appreciation (depreciation) of investments	(1,124,811)	(43,900)	(325)	(946,453)	(12,203)
Increase (decrease) in net assets from operations	(542,273)	(26,796)	(260)	13,423	(2,489)
From contract transactions:
Payments received from contract owners	3,405	-	1,806	3,698	5,418
Payments for contract benefits or terminations	(612,466)	-	-	(712,109)	-
Transfers between sub-accounts (including fixed account), net	31,538	834	150	(664,526)	15,096
Contract maintenance charges	(21,874)	(1,012)	(6)	(22,304)	(292)
Increase (decrease) in net assets from contract transactions	(599,397)	(178)	1,950	(1,395,241)	20,222
Increase (decrease) in net assets	(1,141,670)	(26,974)	1,690	(1,381,818)	17,733
Net assets at beginning of period	6,054,456	260,743	-	6,758,981	79,309
Net assets at end of period	$4,912,786	$233,769	$1,690	$5,377,163	$97,042
Beginning units	136,091	21,149	-	156,712	5,902
Units issued	5,566	121	167	3,798	1,465
Units redeemed	(18,890)	(128)	-	(34,034)	(21)
Ending units	122,767	21,142	167	126,476	7,346

The accompanying Notes to Financial Statements are an integral part of this statement.

8

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			AST SA	AST SA
	American	American	BlackRock	BlackRock	AST SA PGI
	Funds IS	Funds IS	Multi-Asset	Multi-Asset	Asset
	Growth-	Growth-	Income	Income	Allocation
	Income Fund	Income Fund	Portfolio	Portfolio	Portfolio
	Class 2	Class 4	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$117,258	$6,644	$-	$-	$71,499
Mortality and expense risk and administrative charges	(96,587)	(4,036)	(151)	(48,984)	(39,538)
Net investment income (loss)	20,671	2,608	(151)	(48,984)	31,961
Net realized gain (loss)	152,417	433	38	99	3,788
Capital gain distribution from mutual funds	718,799	34,716	-	-	107,870
Change in unrealized appreciation (depreciation) of investments	653,159	49,645	1,983	428,664	299,756
Increase (decrease) in net assets from operations	1,545,046	87,402	1,870	379,779	443,375
From contract transactions:
Payments received from contract owners	(2)	114,694	-	1,889,604	2,500
Payments for contract benefits or terminations	(699,034)	-	-	(123,560)	(349,592)
Transfers between sub-accounts (including fixed account), net	(87,091)	(264)	1	401,906	8,021
Contract maintenance charges	(21,647)	(1,398)	(2)	(39,052)	(593)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(83)
Increase (decrease) in net assets from contract transactions	(807,774)	113,032	(1)	2,128,898	(339,747)

Increase in net assets from separate account merger	-	-	121,905	-	-
Increase (decrease) in net assets	737,272	200,434	123,774	2,508,677	103,628
Net assets at beginning of period	6,631,844	301,356	-	2,630,870	2,514,834
Net assets at end of period	$7,369,116	$501,790	$123,774	$5,139,547	$2,618,462
Beginning units	192,179	24,329	-	235,716	60,654
Units issued	1,107	8,379	-	199,106	436
Units redeemed	(21,728)	(121)	-	(24,979)	(7,878)
Units transferred in from separate account merger	-	-	2,180	-	-
Ending units	171,558	32,587	2,180	409,843	53,212
For the Year Ended December 31, 2018
From operations:
Dividends	$104,443	$4,052	$-	$130,144	$72,550
Mortality and expense risk and administrative charges	(106,976)	(3,381)	-	(25,978)	(44,293)
Net investment income (loss)	(2,533)	671	-	104,166	28,257
Net realized gain (loss)	427,294	588	-	(13,842)	19,150
Capital gain distribution from mutual funds	545,731	22,487	-	11,333	136,804
Change in unrealized appreciation (depreciation) of investments	(1,108,556)	(33,192)	-	(235,248)	(348,787)
Increase (decrease) in net assets from operations	(138,064)	(9,446)	-	(133,591)	(164,576)
From contract transactions:
Payments received from contract owners	6,827	-	-	1,573,847	-
Payments for contract benefits or terminations	(925,077)	-	-	(56,231)	(379,976)
Transfers between sub-accounts (including fixed account), net	(625,102)	(82)	-	305,276	(57,108)
Contract maintenance charges	(24,659)	(1,290)	-	(17,739)	(697)
Increase (decrease) in net assets from contract transactions	(1,568,011)	(1,372)	-	1,805,153	(437,781)
Increase (decrease) in net assets	(1,706,075)	(10,818)	-	1,671,562	(602,357)
Net assets at beginning of period	8,337,919	312,174	-	959,308	3,117,191
Net assets at end of period	$6,631,844	$301,356	$-	$2,630,870	$2,514,834
Beginning units	234,473	24,433	-	80,961	70,678
Units issued	1,800	22	-	178,450	156
Units redeemed	(44,094)	(126)	-	(23,695)	(10,180)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	192,179	24,329	-	235,716	60,654

The accompanying Notes to Financial Statements are an integral part of this statement.

9

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		AST SA	AST SA	AST SA	AST SA
	AST SA PGI	Wellington	Wellington	Wellington	Wellington
	Asset	Capital	Capital	Government	Government
	Allocation	Appreciation	Appreciation	and Quality	and Quality
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$88,248	$-	$-	$51,407	$753,016
Mortality and expense risk and administrative charges	(47,752)	(145,616)	(331,914)	(31,403)	(461,373)
Net investment income (loss)	40,496	(145,616)	(331,914)	20,004	291,643
Net realized gain (loss)	(4,139)	308,878	343,051	(5,172)	65,516
Capital gain distribution from mutual funds	146,083	1,555,268	3,957,699	-	-
Change in unrealized appreciation (depreciation) of investments	383,861	616,472	1,666,985	101,483	1,347,519
Increase (decrease) in net assets from operations	566,301	2,335,002	5,635,821	116,315	1,704,678
From contract transactions:
Payments received from contract owners	280,306	5,995	1,078,013	6,959	1,269,606
Payments for contract benefits or terminations	(547,134)	(711,761)	(2,626,878)	(377,642)	(3,651,148)
Transfers between sub-accounts (including fixed account), net	18,506	(180,712)	(665,609)	32,936	1,941,611
Contract maintenance charges	(21,945)	(1,654)	(107,863)	(457)	(297,929)
Adjustments to net assets allocated to contracts in payout period	-	913	(7)	(90)	11
Increase (decrease) in net assets from contract transactions	(270,267)	(887,219)	(2,322,344)	(338,294)	(737,849)

Increase in net assets from separate account merger	-	637,397	-	94,636	-
Increase (decrease) in net assets	296,034	2,085,180	3,313,477	(127,343)	966,829
Net assets at beginning of period	3,212,079	8,113,652	19,791,603	2,148,356	31,444,499
Net assets at end of period	$3,508,113	$10,198,832	$23,105,080	$2,021,013	$32,411,328
Beginning units	136,660	66,350	436,090	101,174	2,228,564
Units issued	17,499	933	75,258	3,254	405,650
Units redeemed	(22,032)	(6,748)	(106,609)	(18,537)	(446,287)
Units transferred in from separate account merger	-	1,943	-	1,788	-
Ending units	132,127	62,478	404,739	87,679	2,187,927
For the Year Ended December 31, 2018
From operations:
Dividends	$82,138	$-	$-	$46,038	$625,519
Mortality and expense risk and administrative charges	(51,796)	(145,045)	(356,701)	(34,316)	(508,922)
Net investment income (loss)	30,342	(145,045)	(356,701)	11,722	116,597
Net realized gain (loss)	(1,345)	322,327	884,005	(16,119)	(244,305)
Capital gain distribution from mutual funds	171,079	1,186,727	2,978,634	779	12,145
Change in unrealized appreciation (depreciation) of investments	(410,694)	(1,484,242)	(3,389,745)	(31,128)	(519,101)
Increase (decrease) in net assets from operations	(210,618)	(120,233)	116,193	(34,746)	(634,664)
From contract transactions:
Payments received from contract owners	86,954	6,099	426,721	4,479	683,128
Payments for contract benefits or terminations	(401,699)	(715,311)	(3,343,835)	(267,364)	(4,240,860)
Transfers between sub-accounts (including fixed account), net	(8,237)	(131,983)	(2,614,867)	146,951	(1,279,732)
Contract maintenance charges	(19,191)	(1,999)	(106,532)	(586)	(279,184)
Adjustments to net assets allocated to contracts in payout period	-	3,528	508	(3,250)	10
Increase (decrease) in net assets from contract transactions	(342,173)	(839,666)	(5,638,005)	(119,770)	(5,116,638)
Increase (decrease) in net assets	(552,791)	(959,899)	(5,521,812)	(154,516)	(5,751,302)
Net assets at beginning of period	3,764,870	9,073,551	25,313,415	2,302,872	37,195,801
Net assets at end of period	$3,212,079	$8,113,652	$19,791,603	$2,148,356	$31,444,499
Beginning units	147,760	72,525	529,475	106,872	2,558,786
Units issued	9,356	1,315	56,022	7,854	275,331
Units redeemed	(20,456)	(7,490)	(149,407)	(13,552)	(605,553)
Ending units	136,660	66,350	436,090	101,174	2,228,564

The accompanying Notes to Financial Statements are an integral part of this statement.

10

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			AST SA	AST SA	AST SA
	AST SA	AST SA	Wellington	Wellington	Wellington
	Wellington	Wellington	Natural	Natural	Strategic
	Growth	Growth	Resources	Resources	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$-	$-	$-	$-	$(226)
Net investment income (loss)	-	-	-	-	(226)
Net realized gain (loss)	-	-	-	-	(1,400)
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	3,630
Increase (decrease) in net assets from operations	-	-	-	-	2,004
From contract transactions:
Transfers between sub-accounts (including fixed account), net	-	-	-	-	(88,709)
Contract maintenance charges	-	-	-	-	(14)
Increase (decrease) in net assets from contract transactions	-	-	-	-	(88,723)

Increase in net assets from separate account merger	-	-	-	-	261,298
Increase (decrease) in net assets	-	-	-	-	174,579
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$174,579
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	-
Units redeemed	-	-	-	-	(1,259)
Units transferred in from separate account merger	-	-	-	-	3,673
Ending units	-	-	-	-	2,414
For the Year Ended December 31, 2018
From operations:
Dividends	$78,979	$89,637	$36,630	$140,858	$-
Mortality and expense risk and administrative charges	(41,612)	(63,687)	(11,542)	(47,070)	-
Net investment income (loss)	37,367	25,950	25,088	93,788	-
Net realized gain (loss)	(384,004)	(488,149)	(20,171)	508,762	-
Capital gain distribution from mutual funds	1,450,961	2,064,662	-	-	-
Change in unrealized appreciation (depreciation) of investments	(929,613)	(1,343,654)	27,025	(472,362)	-
Increase (decrease) in net assets from operations	174,711	258,809	31,942	130,188	-
From contract transactions:
Payments received from contract owners	1,240	7,550	23	71,354	-
Payments for contract benefits or terminations	(161,083)	(711,754)	(106,340)	(476,183)	-
Transfers between sub-accounts (including fixed account), net	(3,410,660)	(5,031,936)	(909,861)	(3,657,953)	-
Contract maintenance charges	(675)	(12,328)	(191)	(14,664)	-
Adjustments to net assets allocated to contracts in payout period	(3,816)	-	13	-	-
Increase (decrease) in net assets from contract transactions	(3,574,994)	(5,748,468)	(1,016,356)	(4,077,446)	-
Increase (decrease) in net assets	(3,400,283)	(5,489,659)	(984,414)	(3,947,258)	-
Net assets at beginning of period	3,400,283	5,489,659	984,414	3,947,258	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	56,489	142,258	22,175	238,158	-
Units issued	38	3,906	1,615	18,948	-
Units redeemed	(56,527)	(146,164)	(23,790)	(257,106)	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

11

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA				BlackRock
	Wellington	BlackRock		BlackRock	iShares
	Strategic	60/40 Target	BlackRock	iShares	Dynamic
	Multi-Asset	Allocation	Global	Alternative	Fixed Income
	Portfolio	ETF V.I. Fund	Allocation V.I.	Strategies VI	VI Fund Class
	Class 3	Class III	Fund Class III	Fund Class III	III
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$1,435	$1,173	$-	$-
Mortality and expense risk and administrative charges	(29,280)	(856)	(1,118)	-	-
Net investment income (loss)	(29,280)	579	55	-	-
Net realized gain (loss)	(10,560)	172	(5)	-	-
Capital gain distribution from mutual funds	60	755	3,650	-	-
Change in unrealized appreciation (depreciation) of investments	368,418	10,261	9,757	-	-
Increase (decrease) in net assets from operations	328,638	11,767	13,457	-	-
From contract transactions:
Payments received from contract owners	810,975	-	-	-	-
Payments for contract benefits or terminations	(53,141)	(210)	(944)	-	-
Transfers between sub-accounts (including fixed account), net	(24,311)	20,510	2,229	-	-
Contract maintenance charges	(27,813)	(10)	(9)	-	-
Increase (decrease) in net assets from contract transactions	705,710	20,290	1,276	-	-

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	1,034,348	32,057	14,733	-	-
Net assets at beginning of period	1,746,644	47,886	82,566	-	-
Net assets at end of period	$2,780,992	$79,943	$97,299	$-	$-
Beginning units	169,234	4,521	8,188	-	-
Units issued	89,872	1,858	197	-	-
Units redeemed	(29,494)	(45)	(87)	-	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	229,612	6,334	8,298	-	-
For the Year Ended December 31, 2018
From operations:
Dividends	$20,162	$389	$779	$-	$-
Mortality and expense risk and administrative charges	(27,051)	(546)	(1,041)	(838)	(101)
Net investment income (loss)	(6,889)	(157)	(262)	(838)	(101)
Net realized gain (loss)	18,696	29	(33)	6,444	(357)
Capital gain distribution from mutual funds	69,737	684	3,938	-	-
Change in unrealized appreciation (depreciation) of investments	(256,711)	(3,855)	(11,685)	(4,274)	(288)
Increase (decrease) in net assets from operations	(175,167)	(3,299)	(8,042)	1,332	(746)
From contract transactions:
Payments received from contract owners	852,824	-	29,977	8,823	10,645
Payments for contract benefits or terminations	(27,120)	-	(627)	(619)	-
Transfers between sub-accounts (including fixed account), net	395,065	25,609	512	(85,314)	(42,880)
Contract maintenance charges	(27,219)	-	(10)	-	-
Increase (decrease) in net assets from contract transactions	1,193,550	25,609	29,852	(77,110)	(32,235)
Increase (decrease) in net assets	1,018,383	22,310	21,810	(75,778)	(32,981)
Net assets at beginning of period	728,261	25,576	60,756	75,778	32,981
Net assets at end of period	$1,746,644	$47,886	$82,566	$-	$-
Beginning units	64,125	2,282	5,539	6,830	3,217
Units issued	222,125	2,239	2,826	1,662	1,058
Units redeemed	(117,016)	-	(177)	(8,492)	(4,275)
Ending units	169,234	4,521	8,188	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

12

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			Columbia VP
	Columbia VP	Columbia VP	Limited	FTVIP	FTVIP
	Income	Large Cap	Duration	Franklin	Franklin
	Opportunities	Growth Fund	Credit Fund	Allocation VIP	Income VIP
	Fund Class 1	Class 1	Class 2	Fund Class 2	Fund Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$4,725	$-	$359	$133,452	$767,000
Mortality and expense risk and administrative charges	(1,564)	(6,015)	(183)	(53,281)	(206,850)
Net investment income (loss)	3,161	(6,015)	176	80,171	560,150
Net realized gain (loss)	(4,046)	18,546	5	(107,667)	31,982
Capital gain distribution from mutual funds	-	-	-	246,027	231,816
Change in unrealized appreciation (depreciation) of investments	14,232	98,157	818	363,668	1,111,281
Increase (decrease) in net assets from operations	13,347	110,688	999	582,199	1,935,229
From contract transactions:
Payments received from contract owners	-	-	-	405,357	731,745
Payments for contract benefits or terminations	(16,124)	(13,877)	-	(674,592)	(1,664,828)
Transfers between sub-accounts (including fixed account), net	1,122	(29,586)	1,867	(30,303)	84,170
Contract maintenance charges	(631)	(1,849)	-	(17,039)	(103,372)
Increase (decrease) in net assets from contract transactions	(15,633)	(45,312)	1,867	(316,577)	(952,285)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	(2,286)	65,376	2,866	265,622	982,944
Net assets at beginning of period	100,129	342,444	15,253	3,254,315	13,815,275
Net assets at end of period	$97,843	$407,820	$18,119	$3,519,937	$14,798,219
Beginning units	4,126	27,454	1,546	256,492	967,264
Units issued	127	16	184	63,242	78,230
Units redeemed	(729)	(3,034)	(2)	(85,716)	(139,866)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	3,524	24,436	1,728	234,018	905,628
For the Year Ended December 31, 2018
From operations:
Dividends	$5,673	$-	$271	$112,286	$724,188
Mortality and expense risk and administrative charges	(1,966)	(6,926)	(173)	(55,687)	(218,176)
Net investment income (loss)	3,707	(6,926)	98	56,599	506,012
Net realized gain (loss)	(9,807)	31,697	(18)	7,419	79,571
Capital gain distribution from mutual funds	-	-	-	87,933	-
Change in unrealized appreciation (depreciation) of investments	(344)	(40,824)	(216)	(554,298)	(1,423,565)
Increase (decrease) in net assets from operations	(6,444)	(16,053)	(136)	(402,347)	(837,982)
From contract transactions:
Payments received from contract owners	-	-	4,479	216,568	488,570
Payments for contract benefits or terminations	(32,351)	(16,388)	-	(423,137)	(1,308,094)
Transfers between sub-accounts (including fixed account), net	(640)	(67,598)	(896)	235,876	37,424
Contract maintenance charges	(785)	(1,999)	-	(18,455)	(95,043)
Increase (decrease) in net assets from contract transactions	(33,776)	(85,985)	3,583	10,852	(877,143)
Increase (decrease) in net assets	(40,220)	(102,038)	3,447	(391,495)	(1,715,125)
Net assets at beginning of period	140,349	444,482	11,806	3,645,810	15,530,400
Net assets at end of period	$100,129	$342,444	$15,253	$3,254,315	$13,815,275
Beginning units	5,497	33,703	1,183	256,021	1,026,792
Units issued	105	1,334	522	37,386	73,384
Units redeemed	(1,476)	(7,583)	(159)	(36,915)	(132,912)
Ending units	4,126	27,454	1,546	256,492	967,264

The accompanying Notes to Financial Statements are an integral part of this statement.

13

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					Goldman
	FTVIP	FTVIP	FTVIP	FTVIP	Sachs VIT
	Franklin	Franklin	Franklin	Templeton	Global Trends
	Mutual Global	Rising	Strategic	Global Bond	Allocation
	Discovery VIP	Dividends VIP	Income VIP	VIP Fund	Fund Service
	Fund Class 2	Fund Class 2	Fund Class 2	Class 2	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$1,310	$3,741	$110	$572
Mortality and expense risk and administrative charges	(469)	(816)	(842)	(18)	(422)
Net investment income (loss)	(469)	494	2,899	92	150
Net realized gain (loss)	(3,078)	89	113	2	(8)
Capital gain distribution from mutual funds	-	16,248	-	-	1,673
Change in unrealized appreciation (depreciation) of investments	13,404	(5,138)	1,847	(80)	2,072
Increase (decrease) in net assets from operations	9,857	11,693	4,859	14	3,887
From contract transactions:
Payments for contract benefits or terminations	-	-	(2,745)	-	-
Transfers between sub-accounts (including fixed account), net	(90,167)	115,141	6,139	(1)	-
Contract maintenance charges	(120)	(205)	(3)	(12)	-
Increase (decrease) in net assets from contract transactions	(90,287)	114,936	3,391	(13)	-

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	(80,430)	126,629	8,250	1	3,887
Net assets at beginning of period	80,430	7,573	71,841	1,540	36,290
Net assets at end of period	$-	$134,202	$80,091	$1,541	$40,177
Beginning units	8,594	625	7,205	159	3,504
Units issued	-	8,118	576	-	-
Units redeemed	(8,594)	(76)	(263)	(1)	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	8,667	7,518	158	3,504
For the Year Ended December 31, 2018
From operations:
Dividends	$2,156	$103	$2,112	$-	$253
Mortality and expense risk and administrative charges	(1,088)	(98)	(705)	(18)	(366)
Net investment income (loss)	1,068	5	1,407	(18)	(113)
Net realized gain (loss)	(107)	36	2	2	(4)
Capital gain distribution from mutual funds	1,142	498	-	-	576
Change in unrealized appreciation (depreciation) of investments	(13,733)	(1,019)	(3,327)	28	(2,658)
Increase (decrease) in net assets from operations	(11,630)	(480)	(1,918)	12	(2,199)
From contract transactions:
Payments received from contract owners	-	-	52,939	-	-
Payments for contract benefits or terminations	-	-	(1,921)	-	-
Transfers between sub-accounts (including fixed account), net	15,040	64	(2,806)	(1)	25,609
Contract maintenance charges	(250)	(74)	(2)	(12)	-
Increase (decrease) in net assets from contract transactions	14,790	(10)	48,210	(13)	25,609
Increase (decrease) in net assets	3,160	(490)	46,292	(1)	23,410
Net assets at beginning of period	77,270	8,063	25,549	1,541	12,880
Net assets at end of period	$80,430	$7,573	$71,841	$1,540	$36,290
Beginning units	7,242	625	2,492	160	1,176
Units issued	1,375	18	5,191	-	2,327
Units redeemed	(23)	(18)	(478)	(1)	1
Ending units	8,594	625	7,205	159	3,504

The accompanying Notes to Financial Statements are an integral part of this statement.

14

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman	Goldman
	Sachs VIT	Sachs VIT	Goldman		Invesco V.I.
	Government	Multi-Strategy	Sachs VIT	Invesco V.I.	Balanced-
	Money Market	Alternatives	Strategic	American	Risk
	Fund Service	Portfolio	Income Fund	Franchise	Allocation
	Class	Advisor Class	Advisor Class	Fund Series II	Fund Series II
For the Year Ended December 31, 2019
From operations:
Dividends	$106,582	$1,482	$-	$-	$-
Mortality and expense risk and administrative charges	(80,181)	(792)	-	(21,747)	(2,196)
Net investment income (loss)	26,401	690	-	(21,747)	(2,196)
Net realized gain (loss)	-	(151)	-	56,434	(365)
Capital gain distribution from mutual funds	-	-	-	218,968	-
Change in unrealized appreciation (depreciation) of investments	-	3,404	-	150,227	27,526
Increase (decrease) in net assets from operations	26,401	3,943	-	403,882	24,965
From contract transactions:
Payments received from contract owners	562,894	-	-	240,808	-
Payments for contract benefits or terminations	(4,703,596)	(1,122)	-	(65,821)	(3,941)
Transfers between sub-accounts (including fixed account), net	4,863,981	3,047	-	(100,802)	5,208
Contract maintenance charges	(74,217)	(2)	-	(3,426)	(9)
Increase (decrease) in net assets from contract transactions	649,062	1,923	-	70,759	1,258

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	675,463	5,866	-	474,641	26,223
Net assets at beginning of period	5,636,397	55,197	-	1,155,353	184,460
Net assets at end of period	$6,311,860	$61,063	$-	$1,629,994	$210,683
Beginning units	573,661	6,480	-	54,569	17,369
Units issued	719,340	335	-	10,302	458
Units redeemed	(654,212)	(125)	-	(8,200)	(390)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	638,789	6,690	-	56,671	17,437
For the Year Ended December 31, 2018
From operations:
Dividends	$65,312	$1,327	$19	$-	$2,517
Mortality and expense risk and administrative charges	(64,345)	(773)	(34)	(20,003)	(1,959)
Net investment income (loss)	967	554	(15)	(20,003)	558
Net realized gain (loss)	-	(280)	(327)	74,227	(1,011)
Capital gain distribution from mutual funds	-	-	-	84,533	17,453
Change in unrealized appreciation (depreciation) of investments	-	(5,252)	302	(206,055)	(33,330)
Increase (decrease) in net assets from operations	967	(4,978)	(40)	(67,298)	(16,330)
From contract transactions:
Payments received from contract owners	1,571,694	8,823	2,986	75,303	17,646
Payments for contract benefits or terminations	(3,244,910)	(985)	-	(65,562)	(630)
Transfers between sub-accounts (including fixed account), net	5,063,335	454	(10,816)	(12,158)	176,817
Contract maintenance charges	(43,932)	(3)	-	(3,075)	(9)
Increase (decrease) in net assets from contract transactions	3,346,187	8,289	(7,830)	(5,492)	193,824
Increase (decrease) in net assets	3,347,154	3,311	(7,870)	(72,790)	177,494
Net assets at beginning of period	2,289,243	51,886	7,870	1,228,143	6,966
Net assets at end of period	$5,636,397	$55,197	$-	$1,155,353	$184,460
Beginning units	233,020	5,605	863	55,494	626
Units issued	2,233,856	1,099	324	5,355	17,503
Units redeemed	(1,893,215)	(224)	(1,187)	(6,280)	(760)
Ending units	573,661	6,480	-	54,569	17,369

The accompanying Notes to Financial Statements are an integral part of this statement.

15

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				Lord Abbett	Lord Abbett
		Invesco V.I.	Invesco V.I.	Bond	Developing
	Invesco V.I.	Equity and	Growth and	Debenture	Growth
	Comstock	Income Fund	Income Fund	Portfolio	Portfolio
	Fund Series II	Series II	Series II	Class VC	Class VC
For the Year Ended December 31, 2019
From operations:
Dividends	$227,684	$630	$316,888	$4,806	$-
Mortality and expense risk and administrative charges	(197,291)	(324)	(312,042)	(1,094)	(4)
Net investment income (loss)	30,393	306	4,846	3,712	(4)
Net realized gain (loss)	557,004	(21)	(1,070,090)	970	-
Capital gain distribution from mutual funds	1,738,576	1,963	2,241,935	-	-
Change in unrealized appreciation (depreciation) of investments	540,763	2,256	3,195,125	6,031	143
Increase (decrease) in net assets from operations	2,866,736	4,504	4,371,816	10,713	139
From contract transactions:
Payments received from contract owners	464,266	-	475,161	-	-
Payments for contract benefits or terminations	(1,980,588)	-	(2,782,888)	(25,087)	-
Transfers between sub-accounts (including fixed account), net	(898,659)	-	(1,234,646)	59,726	106,828
Contract maintenance charges	(118,194)	(92)	(166,435)	(216)	-
Adjustments to net assets allocated to contracts in payout period	(116)	-	16	-	-
Increase (decrease) in net assets from contract transactions	(2,533,291)	(92)	(3,708,792)	34,423	106,828

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	333,445	4,412	663,024	45,136	106,967
Net assets at beginning of period	13,454,757	24,273	20,278,452	86,204	-
Net assets at end of period	$13,788,202	$28,685	$20,941,476	$131,340	$106,967
Beginning units	738,109	2,315	1,054,753	8,003	-
Units issued	37,363	-	38,885	5,028	7,436
Units redeemed	(159,893)	(8)	(208,288)	(2,078)	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	615,579	2,307	885,350	10,953	7,436
For the Year Ended December 31, 2018
From operations:
Dividends	$223,138	$538	$417,140	$3,912	$-
Mortality and expense risk and administrative charges	(226,994)	(325)	(360,186)	(1,057)	-
Net investment income (loss)	(3,856)	213	56,954	2,855	-
Net realized gain (loss)	1,104,919	4	560,192	(4)	-
Capital gain distribution from mutual funds	1,534,782	1,195	2,192,870	1,979	-
Change in unrealized appreciation (depreciation) of investments	(4,646,993)	(4,354)	(6,180,538)	(9,580)	-
Increase (decrease) in net assets from operations	(2,011,148)	(2,942)	(3,370,522)	(4,750)	-
From contract transactions:
Payments received from contract owners	579,183	-	250,908	-	-
Payments for contract benefits or terminations	(1,768,215)	-	(2,998,431)	-	-
Transfers between sub-accounts (including fixed account), net	368,705	(1)	621,288	10,033	-
Contract maintenance charges	(111,803)	(94)	(164,165)	(212)	-
Adjustments to net assets allocated to contracts in payout period	328	-	13	-	-
Increase (decrease) in net assets from contract transactions	(931,802)	(95)	(2,290,387)	9,821	-
Increase (decrease) in net assets	(2,942,950)	(3,037)	(5,660,909)	5,071	-
Net assets at beginning of period	16,397,707	27,310	25,939,361	81,133	-
Net assets at end of period	$13,454,757	$24,273	$20,278,452	$86,204	$-
Beginning units	772,891	2,323	1,137,787	7,136	-
Units issued	92,537	-	96,117	893	-
Units redeemed	(127,319)	(8)	(179,151)	(26)	-
Ending units	738,109	2,315	1,054,753	8,003	-

The accompanying Notes to Financial Statements are an integral part of this statement.

16

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Short
	Fundamental	Growth and	Mid Cap	Duration	Lord Abbett
	Equity	Income	Stock	Income	Total Return
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class VC	Class VC	Class VC	Class VC	Class VC
For the Year Ended December 31, 2019
From operations:
Dividends	$620	$133,948	$1,134	$13,308	$1,831
Mortality and expense risk and administrative charges	(524)	(127,803)	(1,529)	(4,443)	(173)
Net investment income (loss)	96	6,145	(395)	8,865	1,658
Net realized gain (loss)	(32)	467,888	(8,752)	415	(1)
Capital gain distribution from mutual funds	1,261	547,126	2,125	-	-
Change in unrealized appreciation (depreciation) of investments	7,299	560,662	39,353	1,808	(1,621)
Increase (decrease) in net assets from operations	8,624	1,581,821	32,331	11,088	36
From contract transactions:
Payments received from contract owners	-	199,860	-	213,687	-
Payments for contract benefits or terminations	-	(1,179,593)	(9,178)	(19,989)	-
Transfers between sub-accounts (including fixed account), net	-	(213,969)	(82,812)	9,289	72,069
Contract maintenance charges	-	(64,444)	(464)	(9)	-
Adjustments to net assets allocated to contracts in payout period	-	6	-	-	-
Increase (decrease) in net assets from contract transactions	-	(1,258,140)	(92,454)	202,978	72,069

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	8,624	323,681	(60,123)	214,066	72,105
Net assets at beginning of period	42,721	8,194,259	189,347	190,385	-
Net assets at end of period	$51,345	$8,517,940	$129,224	$404,451	$72,105
Beginning units	3,734	483,330	8,758	18,707	-
Units issued	-	24,044	175	21,678	6,595
Units redeemed	-	(92,027)	(4,101)	(1,918)	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	3,734	415,347	4,832	38,467	6,595
For the Year Ended December 31, 2018
From operations:
Dividends	$708	$125,609	$1,486	$6,658	$-
Mortality and expense risk and administrative charges	(457)	(151,186)	(2,314)	(2,490)	-
Net investment income (loss)	251	(25,577)	(828)	4,168	-
Net realized gain (loss)	38	889,237	17,486	(497)	-
Capital gain distribution from mutual funds	7,134	728,718	7,103	-	-
Change in unrealized appreciation (depreciation) of investments	(11,822)	(2,462,314)	(59,571)	(3,872)	-
Increase (decrease) in net assets from operations	(4,399)	(869,936)	(35,810)	(201)	-
From contract transactions:
Payments received from contract owners	-	57,764	97	6,719	-
Payments for contract benefits or terminations	-	(1,435,619)	(31,877)	(7,621)	-
Transfers between sub-accounts (including fixed account), net	25,608	(568,585)	17,163	(2,273)	-
Contract maintenance charges	-	(66,090)	(728)	(10)	-
Adjustments to net assets allocated to contracts in payout period	-	5	-	-	-
Increase (decrease) in net assets from contract transactions	25,608	(2,012,525)	(15,345)	(3,185)	-
Increase (decrease) in net assets	21,209	(2,882,461)	(51,155)	(3,386)	-
Net assets at beginning of period	21,512	11,076,720	240,502	193,771	-
Net assets at end of period	$42,721	$8,194,259	$189,347	$190,385	$-
Beginning units	1,708	588,039	9,317	19,015	-
Units issued	2,026	34,274	744	1,018	-
Units redeemed	-	(138,983)	(1,303)	(1,326)	-
Ending units	3,734	483,330	8,758	18,707	-

The accompanying Notes to Financial Statements are an integral part of this statement.

17

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Neuberger
	Morgan	Berman AMT
	Stanley VIF	US Equity			PIMCO
	Global	Index	PIMCO All	PIMCO	Emerging
	Infrastructure	PutWrite	Asset	Dynamic	Markets Bond
	Portfolio	Strategy	Portfolio	Bond Portfolio	Portfolio
	Class II	Portfolio	Advisor Class	Advisor Class	Advisor Class
For the Year Ended December 31, 2019
From operations:
Dividends	$1,953	$62	$368	$1,328	$1,589
Mortality and expense risk and administrative charges	(1,165)	(562)	(182)	(415)	(441)
Net investment income (loss)	788	(500)	186	913	1,148
Net realized gain (loss)	(503)	(90)	25	(53)	1,639
Capital gain distribution from mutual funds	3,479	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	13,777	5,668	1,042	165	2,027
Increase (decrease) in net assets from operations	17,541	5,078	1,253	1,025	4,814
From contract transactions:
Payments for contract benefits or terminations	(579)	(672)	-	(452)	(25,315)
Transfers between sub-accounts (including fixed account), net	(1,455)	744	-	(2,774)	43,440
Contract maintenance charges	(9)	(3)	-	(2)	(10)
Increase (decrease) in net assets from contract transactions	(2,043)	69	-	(3,228)	18,115

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	15,498	5,147	1,253	(2,203)	22,929
Net assets at beginning of period	68,290	37,145	12,295	30,824	28,628
Net assets at end of period	$83,788	$42,292	$13,548	$28,621	$51,557
Beginning units	7,160	4,191	1,197	3,003	2,708
Units issued	17	93	-	183	4,057
Units redeemed	(199)	(85)	-	(488)	(2,185)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	6,978	4,199	1,197	2,698	4,580
For the Year Ended December 31, 2018
From operations:
Dividends	$2,051	$-	$396	$793	$1,152
Mortality and expense risk and administrative charges	(1,093)	(560)	(181)	(404)	(316)
Net investment income (loss)	958	(560)	215	389	836
Net realized gain (loss)	(503)	(92)	26	(23)	11
Capital gain distribution from mutual funds	2,790	1,178	-	-	-
Change in unrealized appreciation (depreciation) of investments	(10,246)	(3,757)	(1,133)	(520)	(2,582)
Increase (decrease) in net assets from operations	(7,001)	(3,231)	(892)	(154)	(1,735)
From contract transactions:
Payments received from contract owners	-	-	-	4,585	6,165
Payments for contract benefits or terminations	(568)	(679)	-	(458)	-
Transfers between sub-accounts (including fixed account), net	531	337	(1)	(894)	(83)
Contract maintenance charges	(8)	(3)	-	(2)	-
Increase (decrease) in net assets from contract transactions	(45)	(345)	(1)	3,231	6,082
Increase (decrease) in net assets	(7,046)	(3,576)	(893)	3,077	4,347
Net assets at beginning of period	75,336	40,721	13,188	27,747	24,281
Net assets at end of period	$68,290	$37,145	$12,295	$30,824	$28,628
Beginning units	7,167	4,223	1,197	2,690	2,162
Units issued	133	93	-	498	554
Units redeemed	(140)	(125)	-	(185)	(8)
Ending units	7,160	4,191	1,197	3,003	2,708

The accompanying Notes to Financial Statements are an integral part of this statement.

18

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			PVC		PVC
	PIMCO Total	PVC Core	Diversified	PVC Equity	Government
	Return	Plus Bond	International	Income	& High Quality
	Portfolio	Account Class	Account Class	Account Class	Bond Account
	Advisor Class	1	1	2	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$1,393	$849	$309	$5,456	$16
Mortality and expense risk and administrative charges	(673)	(260)	(418)	(5,137)	(10)
Net investment income (loss)	720	589	(109)	319	6
Net realized gain (loss)	(3)	19	(4,660)	9,601	-
Capital gain distribution from mutual funds	-	-	932	8,694	-
Change in unrealized appreciation (depreciation) of investments	(1,693)	92	8,837	56,634	21
Increase (decrease) in net assets from operations	(976)	700	5,000	75,248	27
From contract transactions:
Payments received from contract owners	433,083	-	-	-	-
Payments for contract benefits or terminations	(434)	(2,888)	(18,156)	(15,847)	-
Transfers between sub-accounts (including fixed account), net	248,321	27,931	1	(6,683)	-
Contract maintenance charges	-	(38)	(1)	(234)	(2)
Increase (decrease) in net assets from contract transactions	680,970	25,005	(18,156)	(22,764)	(2)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	679,994	25,705	(13,156)	52,484	25
Net assets at beginning of period	-	-	33,289	290,834	577
Net assets at end of period	$679,994	$25,705	$20,133	$343,318	$602
Beginning units	-	-	4,754	16,686	73
Units issued	68,431	2,786	-	-	-
Units redeemed	(45)	(287)	(2,391)	(1,159)	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	68,386	2,499	2,363	15,527	73
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$778	$5,627	$21
Mortality and expense risk and administrative charges	-	-	(660)	(5,325)	(10)
Net investment income (loss)	-	-	118	302	11
Net realized gain (loss)	-	-	(209)	16,768	-
Capital gain distribution from mutual funds	-	-	-	19,770	-
Change in unrealized appreciation (depreciation) of investments	-	-	(7,875)	(58,088)	(16)
Increase (decrease) in net assets from operations	-	-	(7,966)	(21,248)	(5)
From contract transactions:
Payments received from contract owners	-	-	2,500	2,500	-
Payments for contract benefits or terminations	-	-	(771)	(43,249)	-
Transfers between sub-accounts (including fixed account), net	-	-	-	1	(1)
Contract maintenance charges	-	-	(1)	(310)	(2)
Increase (decrease) in net assets from contract transactions	-	-	1,728	(41,058)	(3)
Increase (decrease) in net assets	-	-	(6,238)	(62,306)	(8)
Net assets at beginning of period	-	-	39,527	353,140	585
Net assets at end of period	$-	$-	$33,289	$290,834	$577
Beginning units	-	-	4,570	18,928	73
Units issued	-	-	281	134	-
Units redeemed	-	-	(97)	(2,376)	-
Ending units	-	-	4,754	16,686	73

The accompanying Notes to Financial Statements are an integral part of this statement.

19

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		PVC	PVC		PVC Principal
		LargeCap	LargeCap		Capital
	PVC Income	Growth	Growth	PVC MidCap	Appreciation
	Account Class	Account Class	Account I	Account Class	Account Class
	2	2	Class 1	2	2
For the Year Ended December 31, 2019
From operations:
Dividends	$20,904	$-	$2	$418	$2,407
Mortality and expense risk and administrative charges	(206)	(118)	(33)	(14,762)	(2,792)
Net investment income (loss)	20,698	(118)	(31)	(14,344)	(385)
Net realized gain (loss)	(20,953)	8,244	(2)	15,991	5,058
Capital gain distribution from mutual funds	571	1,012	272	124,469	15,326
Change in unrealized appreciation (depreciation) of investments	844	(6,390)	196	157,847	23,694
Increase (decrease) in net assets from operations	1,160	2,748	435	283,963	43,693
From contract transactions:
Payments for contract benefits or terminations	(1,764)	(196)	(344)	(35,166)	(14,796)
Transfers between sub-accounts (including fixed account), net	(27,907)	(19,594)	3,793	(8,362)	(1,281)
Contract maintenance charges	(17)	(1)	(3)	(908)	(249)
Increase (decrease) in net assets from contract transactions	(29,688)	(19,791)	3,446	(44,436)	(16,326)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	(28,528)	(17,043)	3,881	239,527	27,367
Net assets at beginning of period	28,528	17,043	-	722,912	151,878
Net assets at end of period	$-	$-	$3,881	$962,439	$179,245
Beginning units	2,807	1,360	-	32,448	6,497
Units issued	1	-	374	-	1
Units redeemed	(2,808)	(1,360)	(34)	(1,667)	(600)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	-	340	30,781	5,898
For the Year Ended December 31, 2018
From operations:
Dividends	$1,256	$19	$-	$385	$1,608
Mortality and expense risk and administrative charges	(524)	(314)	-	(14,115)	(2,842)
Net investment income (loss)	732	(295)	-	(13,730)	(1,234)
Net realized gain (loss)	(32)	608	-	22,670	4,245
Capital gain distribution from mutual funds	-	1,460	-	108,577	9,128
Change in unrealized appreciation (depreciation) of investments	(1,115)	(3,383)	-	(180,629)	(20,079)
Increase (decrease) in net assets from operations	(415)	(1,610)	-	(63,112)	(7,940)
From contract transactions:
Payments for contract benefits or terminations	(4,555)	(796)	-	(37,513)	(14,377)
Transfers between sub-accounts (including fixed account), net	28	-	-	(27,418)	240
Contract maintenance charges	(85)	(5)	-	(1,058)	(330)
Increase (decrease) in net assets from contract transactions	(4,612)	(801)	-	(65,989)	(14,467)
Increase (decrease) in net assets	(5,027)	(2,411)	-	(129,101)	(22,407)
Net assets at beginning of period	33,555	19,454	-	852,013	174,285
Net assets at end of period	$28,528	$17,043	$-	$722,912	$151,878
Beginning units	3,261	1,413	-	35,050	7,071
Units issued	3	-	-	-	31
Units redeemed	(457)	(53)	-	(2,602)	(605)
Ending units	2,807	1,360	-	32,448	6,497

The accompanying Notes to Financial Statements are an integral part of this statement.

20

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Real		PVC SAM	PVC SAM	PVC SAM
	Estate	PVC SAM	Conservative	Conservative	Flexible
	Securities	Balanced	Balanced	Growth	Income
	Account	Portfolio	Portfolio	Portfolio	Portfolio
	Class 2	Class 2	Class 2	Class 2	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$135,909	$985	$11,333	$3,138
Mortality and expense risk and administrative charges	(84)	(100,421)	(607)	(10,641)	(1,624)
Net investment income (loss)	(84)	35,488	378	692	1,514
Net realized gain (loss)	3,718	49,088	204	14,445	(396)
Capital gain distribution from mutual funds	-	214,730	739	32,393	2,734
Change in unrealized appreciation (depreciation) of investments	(1,208)	677,902	3,167	81,811	6,668
Increase (decrease) in net assets from operations	2,426	977,208	4,488	129,341	10,520
From contract transactions:
Payments for contract benefits or terminations	-	(631,092)	(5,613)	(87,661)	(14,838)
Transfers between sub-accounts (including fixed account), net	(14,802)	(127,391)	5	15,940	(1)
Contract maintenance charges	-	(17,117)	(66)	(829)	(85)
Adjustments to net assets allocated to contracts in payout period	-	(1,769)	-	-	(882)
Increase (decrease) in net assets from contract transactions	(14,802)	(777,369)	(5,674)	(72,550)	(15,806)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	(12,376)	199,839	(1,186)	56,791	(5,286)
Net assets at beginning of period	12,376	5,810,029	33,979	611,164	101,846
Net assets at end of period	$-	$6,009,868	$32,793	$667,955	$96,560
Beginning units	396	394,590	3,207	38,125	8,891
Units issued	-	208	-	911	79
Units redeemed	(396)	(48,260)	(365)	(4,760)	(1,363)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	346,538	2,842	34,276	7,607
For the Year Ended December 31, 2018
From operations:
Dividends	$210	$182,817	$1,148	$17,303	$4,108
Mortality and expense risk and administrative charges	(200)	(109,542)	(616)	(10,664)	(1,774)
Net investment income (loss)	10	73,275	532	6,639	2,334
Net realized gain (loss)	65	58,657	106	5,233	(49)
Capital gain distribution from mutual funds	1,052	310,840	1,374	33,036	2,637
Change in unrealized appreciation (depreciation) of investments	(1,912)	(872,220)	(3,954)	(100,169)	(8,952)
Increase (decrease) in net assets from operations	(785)	(429,448)	(1,942)	(55,261)	(4,030)
From contract transactions:
Payments received from contract owners	-	(48)	-	2,500	-
Payments for contract benefits or terminations	-	(687,675)	(495)	(18,275)	(5,510)
Transfers between sub-accounts (including fixed account), net	2	919	1	201	(1)
Contract maintenance charges	-	(19,249)	(66)	(1,060)	(115)
Adjustments to net assets allocated to contracts in payout period	-	2,068	-	-	804
Increase (decrease) in net assets from contract transactions	2	(703,985)	(560)	(16,634)	(4,822)
Increase (decrease) in net assets	(783)	(1,133,433)	(2,502)	(71,895)	(8,852)
Net assets at beginning of period	13,159	6,943,462	36,481	683,059	110,698
Net assets at end of period	$12,376	$5,810,029	$33,979	$611,164	$101,846
Beginning units	396	439,510	3,245	39,077	9,290
Units issued	-	2,695	-	154	2,559
Units redeemed	-	(47,615)	(38)	(1,106)	(2,958)
Ending units	396	394,590	3,207	38,125	8,891

The accompanying Notes to Financial Statements are an integral part of this statement.

21

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM			SST SA	SST SA
	Strategic	PVC Short-	PVC	Allocation	Allocation
	Growth	Term Income	SmallCap	Balanced	Growth
	Portfolio	Account Class	Account	Portfolio	Portfolio
	Class 2	1	Class 2	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$4,152	$1,206	$7	$230,993	$882
Mortality and expense risk and administrative charges	(4,870)	(706)	(207)	(202,401)	(103,252)
Net investment income (loss)	(718)	500	(200)	28,592	(102,370)
Net realized gain (loss)	(424)	699	1,560	(514,129)	92,606
Capital gain distribution from mutual funds	16,465	-	1,142	292,312	277,603
Change in unrealized appreciation (depreciation) of investments	53,329	125	1,168	2,122,121	1,142,805
Increase (decrease) in net assets from operations	68,652	1,324	3,670	1,928,896	1,410,644
From contract transactions:
Payments received from contract owners	-	-	-	934,934	3,209,851
Payments for contract benefits or terminations	(7,004)	(20,551)	(727)	(1,664,443)	(591,209)
Transfers between sub-accounts (including fixed account), net	(1)	1,304	(15,908)	279,455	575,920
Contract maintenance charges	(432)	(89)	(3)	(128,599)	(83,337)
Increase (decrease) in net assets from contract transactions	(7,437)	(19,336)	(16,638)	(578,653)	3,111,225

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	61,215	(18,012)	(12,968)	1,350,243	4,521,869
Net assets at beginning of period	278,903	44,771	20,149	13,806,038	5,527,756
Net assets at end of period	$340,118	$26,759	$7,181	$15,156,281	$10,049,625
Beginning units	15,978	6,075	1,723	935,414	349,027
Units issued	-	197	1	111,901	222,838
Units redeemed	(419)	(2,748)	(1,233)	(150,562)	(51,011)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	15,559	3,524	491	896,753	520,854
For the Year Ended December 31, 2018
From operations:
Dividends	$6,750	$895	$21	$660,754	$198,242
Mortality and expense risk and administrative charges	(4,922)	(707)	(377)	(217,116)	(61,980)
Net investment income (loss)	1,828	188	(356)	443,638	136,262
Net realized gain (loss)	5,214	33	123	(145,332)	44,998
Capital gain distribution from mutual funds	16,621	-	1,537	1,278,916	421,772
Change in unrealized appreciation (depreciation) of investments	(55,466)	(380)	(4,177)	(2,396,613)	(1,101,818)
Increase (decrease) in net assets from operations	(31,803)	(159)	(2,873)	(819,391)	(498,786)
From contract transactions:
Payments received from contract owners	(53)	-	-	1,078,189	2,148,216
Payments for contract benefits or terminations	(19,282)	(496)	(420)	(2,194,980)	(102,404)
Transfers between sub-accounts (including fixed account), net	63	(212)	14	1,139,020	779,343
Contract maintenance charges	(448)	(59)	(2)	(115,438)	(43,241)
Increase (decrease) in net assets from contract transactions	(19,720)	(767)	(408)	(93,209)	2,781,914
Increase (decrease) in net assets	(51,523)	(926)	(3,281)	(912,600)	2,283,128
Net assets at beginning of period	330,426	45,697	23,430	14,718,638	3,244,628
Net assets at end of period	$278,903	$44,771	$20,149	$13,806,038	$5,527,756
Beginning units	17,002	6,179	1,752	947,174	188,198
Units issued	401	69	1	158,154	172,652
Units redeemed	(1,425)	(173)	(30)	(169,914)	(11,823)
Ending units	15,978	6,075	1,723	935,414	349,027

The accompanying Notes to Financial Statements are an integral part of this statement.

22

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA		SST SA	SST SA Multi-	SST SA Multi-
	Allocation	SST SA	Columbia	Managed	Managed
	Moderate	Allocation	Focused	Diversified	International
	Growth	Moderate	Value	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$206,665	$237,081	$21	$4,380	$962
Mortality and expense risk and administrative charges	(200,961)	(228,908)	(50)	(1,804)	(518)
Net investment income (loss)	5,704	8,173	(29)	2,576	444
Net realized gain (loss)	(61,706)	(109,283)	2	96	2,751
Capital gain distribution from mutual funds	541,846	509,321	75	-	2,747
Change in unrealized appreciation (depreciation) of investments	1,864,163	1,989,884	961	8,822	2,558
Increase (decrease) in net assets from operations	2,350,007	2,398,095	1,009	11,494	8,500
From contract transactions:
Payments received from contract owners	1,877,600	1,718,061	-	-	-
Payments for contract benefits or terminations	(910,942)	(1,655,207)	-	(2,391)	(23,579)
Transfers between sub-accounts (including fixed account), net	322,068	2,041,978	(1)	15,287	(369)
Contract maintenance charges	(162,314)	(157,172)	-	-	-
Adjustments to net assets allocated to contracts in payout period	-	272	-	-	-
Increase (decrease) in net assets from contract transactions	1,126,412	1,947,932	(1)	12,896	(23,948)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	3,476,419	4,346,027	1,008	24,390	(15,448)
Net assets at beginning of period	11,979,037	12,876,609	4,024	137,538	49,813
Net assets at end of period	$15,455,456	$17,222,636	$5,032	$161,928	$34,365
Beginning units	801,555	860,236	332	13,621	5,192
Units issued	149,628	267,255	-	1,582	37
Units redeemed	(78,889)	(143,848)	-	(361)	(2,268)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	872,294	983,643	332	14,842	2,961
For the Year Ended December 31, 2018
From operations:
Dividends	$545,134	$590,286	$147	$3,578	$1,365
Mortality and expense risk and administrative charges	(180,595)	(205,834)	(50)	(1,535)	(657)
Net investment income (loss)	364,539	384,452	97	2,043	708
Net realized gain (loss)	105,794	78,513	9	(454)	100
Capital gain distribution from mutual funds	1,512,944	1,404,305	426	439	-
Change in unrealized appreciation (depreciation) of investments	(2,942,680)	(2,760,812)	(1,139)	(4,451)	(9,782)
Increase (decrease) in net assets from operations	(959,403)	(893,542)	(607)	(2,423)	(8,974)
From contract transactions:
Payments received from contract owners	1,872,619	1,298,254	-	2,986	4,479
Payments for contract benefits or terminations	(844,877)	(1,490,254)	-	(2,506)	-
Transfers between sub-accounts (including fixed account), net	377,569	(27,157)	-	39,862	1,539
Contract maintenance charges	(121,265)	(111,091)	-	-	-
Adjustments to net assets allocated to contracts in payout period	-	220	-	-	-
Increase (decrease) in net assets from contract transactions	1,284,046	(330,028)	-	40,342	6,018
Increase (decrease) in net assets	324,643	(1,223,570)	(607)	37,919	(2,956)
Net assets at beginning of period	11,654,394	14,100,179	4,631	99,619	52,769
Net assets at end of period	$11,979,037	$12,876,609	$4,024	$137,538	$49,813
Beginning units	725,496	884,154	332	9,650	4,648
Units issued	143,371	129,535	-	5,239	551
Units redeemed	(67,312)	(153,453)	-	(1,268)	(7)
Ending units	801,555	860,236	332	13,621	5,192

The accompanying Notes to Financial Statements are an integral part of this statement.

23

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SST SA
	SST SA Multi-			Putnam Asset
	Managed	SST SA Multi-	SST SA Multi-	Allocation	SST SA T.
	Large Cap	Managed Mid	Managed Mid	Diversified	Rowe Price
	Growth	Cap Growth	Cap Value	Growth	Growth Stock
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$106	$-	$46	$49,891	$-
Mortality and expense risk and administrative charges	(603)	(58)	(180)	(51,057)	(28)
Net investment income (loss)	(497)	(58)	(134)	(1,166)	(28)
Net realized gain (loss)	261	10	(3,270)	(13,516)	(325)
Capital gain distribution from mutual funds	6,583	609	232	146,074	-
Change in unrealized appreciation (depreciation) of investments	5,993	914	7,140	492,602	878
Increase (decrease) in net assets from operations	12,340	1,475	3,968	623,994	525
From contract transactions:
Payments received from contract owners	-	-	-	1,090,416	-
Payments for contract benefits or terminations	-	-	(25,652)	(196,305)	(3,748)
Transfers between sub-accounts (including fixed account), net	(2,375)	-	82	168,205	2
Contract maintenance charges	-	-	-	(52,172)	(6)
Increase (decrease) in net assets from contract transactions	(2,375)	-	(25,570)	1,010,144	(3,752)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	9,965	1,475	(21,602)	1,634,138	(3,227)
Net assets at beginning of period	43,760	4,304	26,128	2,984,858	3,227
Net assets at end of period	$53,725	$5,779	$4,526	$4,618,996	$-
Beginning units	3,308	337	2,406	272,447	258
Units issued	35	-	-	109,685	-
Units redeemed	(183)	-	(2,069)	(25,754)	(258)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	3,160	337	337	356,378	-
For the Year Ended December 31, 2018
From operations:
Dividends	$170	$-	$196	$57,735	$-
Mortality and expense risk and administrative charges	(567)	(53)	(330)	(34,888)	(61)
Net investment income (loss)	(397)	(53)	(134)	22,847	(61)
Net realized gain (loss)	666	9	(35)	(21,942)	(1)
Capital gain distribution from mutual funds	7,151	571	2,010	119,290	900
Change in unrealized appreciation (depreciation) of investments	(8,667)	(744)	(5,756)	(448,076)	(940)
Increase (decrease) in net assets from operations	(1,247)	(217)	(3,915)	(327,881)	(102)
From contract transactions:
Payments received from contract owners	2,800	-	-	1,650,652	-
Payments for contract benefits or terminations	-	-	-	(56,919)	-
Transfers between sub-accounts (including fixed account), net	(1,152)	-	-	238,535	(1)
Contract maintenance charges	-	-	-	(34,501)	(5)
Increase (decrease) in net assets from contract transactions	1,648	-	-	1,797,767	(6)
Increase (decrease) in net assets	401	(217)	(3,915)	1,469,886	(108)
Net assets at beginning of period	43,359	4,521	30,043	1,514,972	3,335
Net assets at end of period	$43,760	$4,304	$26,128	$2,984,858	$3,227
Beginning units	3,177	337	2,406	124,538	258
Units issued	342	-	-	170,985	-
Units redeemed	(211)	-	-	(23,076)	-
Ending units	3,308	337	2,406	272,447	258

The accompanying Notes to Financial Statements are an integral part of this statement.

24

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SST SA			SAST SA AB	American
	Wellington	SAST SA AB	SAST SA AB	Small & Mid	Funds Asset
	Real Return	Growth	Growth	Cap Value	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$65,795	$131	$-	$-	$1,161,028
Mortality and expense risk and administrative charges	(292,449)	(258,985)	(320,409)	(308,955)	(781,437)
Net investment income (loss)	(226,654)	(258,854)	(320,409)	(308,955)	379,591
Net realized gain (loss)	(74,630)	1,182,409	1,368,732	(1,333,485)	189,135
Capital gain distribution from mutual funds	-	1,047,269	1,339,876	311,617	3,412,240
Change in unrealized appreciation (depreciation) of investments	1,091,705	2,780,622	3,507,207	4,668,591	6,049,849
Increase (decrease) in net assets from operations	790,421	4,751,446	5,895,406	3,337,768	10,030,815
From contract transactions:
Payments received from contract owners	715,239	19,349	742,096	426,521	22,477,637
Payments for contract benefits or terminations	(1,830,776)	(1,813,321)	(2,566,997)	(2,122,589)	(2,492,513)
Transfers between sub-accounts (including fixed account), net	1,828,823	(510,662)	(1,691,745)	(399,157)	2,784,647
Contract maintenance charges	(242,852)	(4,989)	(88,294)	(159,151)	(662,693)
Adjustments to net assets allocated to contracts in payout period	21	(1,968)	3	183	-
Increase (decrease) in net assets from contract transactions	470,455	(2,311,591)	(3,604,937)	(2,254,193)	22,107,078

Increase in net assets from separate account merger	-	798,049	-	-	-
Increase (decrease) in net assets	1,260,876	3,237,904	2,290,469	1,083,575	32,137,893
Net assets at beginning of period	19,529,046	15,139,133	19,387,214	19,559,676	43,833,399
Net assets at end of period	$20,789,922	$18,377,037	$21,677,683	$20,643,251	$75,971,292
Beginning units	1,745,694	187,915	438,716	838,934	2,591,098
Units issued	278,399	1,303	49,592	47,226	1,383,144
Units redeemed	(239,526)	(43,711)	(111,491)	(129,776)	(219,936)
Units transferred in from separate account merger	-	68,774	-	-	-
Ending units	1,784,567	214,281	376,817	756,384	3,754,306
For the Year Ended December 31, 2018
From operations:
Dividends	$700,569	$413	$-	$71,442	$1,130,218
Mortality and expense risk and administrative charges	(309,874)	(170,688)	(161,050)	(353,782)	(485,851)
Net investment income (loss)	390,695	(170,275)	(161,050)	(282,340)	644,367
Net realized gain (loss)	(255,886)	608,053	757,291	(114,132)	230,919
Capital gain distribution from mutual funds	-	1,224,060	1,045,434	4,954,654	2,406,236
Change in unrealized appreciation (depreciation) of investments	(492,273)	(1,953,584)	(2,428,969)	(8,205,374)	(6,130,316)
Increase (decrease) in net assets from operations	(357,464)	(291,746)	(787,294)	(3,647,192)	(2,848,794)
From contract transactions:
Payments received from contract owners	667,214	23,031	35,524	259,074	19,228,850
Payments for contract benefits or terminations	(2,063,948)	(898,953)	(983,983)	(2,698,645)	(1,351,437)
Transfers between sub-accounts (including fixed account), net	(481,029)	6,693,360	13,466,839	1,316,993	2,488,815
Contract maintenance charges	(212,021)	(3,671)	(35,421)	(153,925)	(369,673)
Adjustments to net assets allocated to contracts in payout period	17	13,622	4	167	-
Increase (decrease) in net assets from contract transactions	(2,089,767)	5,827,389	12,482,963	(1,276,336)	19,996,555
Increase (decrease) in net assets	(2,447,231)	5,535,643	11,695,669	(4,923,528)	17,147,761
Net assets at beginning of period	21,976,277	9,603,490	7,691,545	24,483,204	26,685,638
Net assets at end of period	$19,529,046	$15,139,133	$19,387,214	$19,559,676	$43,833,399
Beginning units	1,931,497	120,117	165,672	862,289	1,486,611
Units issued	235,471	82,175	316,102	122,109	1,274,306
Units redeemed	(421,274)	(14,377)	(43,058)	(145,464)	(169,819)
Ending units	1,745,694	187,915	438,716	838,934	2,591,098

The accompanying Notes to Financial Statements are an integral part of this statement.

25

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA
	SAST SA		American	American	SAST SA
	American	SAST SA	Funds	Funds VCP	BlackRock
	Funds Global	American	Growth-	Managed	VCP Global
	Growth	Funds Growth	Income	Allocation	Multi Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$143,848	$-	$-	$479,586	$618,703
Mortality and expense risk and administrative charges	(280,515)	(254,948)	(209,998)	(2,475,676)	(1,025,529)
Net investment income (loss)	(136,667)	(254,948)	(209,998)	(1,996,090)	(406,826)
Net realized gain (loss)	(1,306,016)	(751,487)	(308,428)	1,458,142	168,395
Capital gain distribution from mutual funds	2,083,823	78,244	66,967	2,367,906	2,949,165
Change in unrealized appreciation (depreciation) of investments	4,612,573	5,092,816	3,467,312	25,563,914	7,029,424
Increase (decrease) in net assets from operations	5,253,713	4,164,625	3,015,853	27,393,872	9,740,158
From contract transactions:
Payments received from contract owners	593,635	2,096,078	1,390,435	13,878,688	4,660,081
Payments for contract benefits or terminations	(2,027,939)	(2,326,832)	(1,194,934)	(8,173,239)	(3,484,080)
Transfers between sub-accounts (including fixed account), net	(2,082,318)	(767,937)	107,098	5,856,475	3,067,087
Contract maintenance charges	(160,526)	(93,658)	(65,922)	(2,267,784)	(939,728)
Adjustments to net assets allocated to contracts in payout period	(676)	(475)	(216)	-	-
Increase (decrease) in net assets from contract transactions	(3,677,824)	(1,092,824)	236,461	9,294,140	3,303,360

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	1,575,889	3,071,801	3,252,314	36,688,012	13,043,518
Net assets at beginning of period	17,136,822	14,981,731	12,694,173	157,518,393	68,112,056
Net assets at end of period	$18,712,711	$18,053,532	$15,946,487	$194,206,405	$81,155,574
Beginning units	926,122	710,440	685,834	12,041,527	6,377,529
Units issued	43,463	128,466	113,033	1,801,417	753,258
Units redeemed	(209,565)	(173,804)	(104,139)	(1,147,094)	(472,774)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	760,020	665,102	694,728	12,695,850	6,658,013
For the Year Ended December 31, 2018
From operations:
Dividends	$220,780	$152,726	$373,399	$2,524,470	$777,333
Mortality and expense risk and administrative charges	(308,998)	(270,340)	(218,392)	(2,283,635)	(970,800)
Net investment income (loss)	(88,218)	(117,614)	155,007	240,835	(193,467)
Net realized gain (loss)	590,039	534,775	277,236	1,353,580	293,369
Capital gain distribution from mutual funds	3,891,094	4,762,642	3,175,410	8,444,991	5,129,265
Change in unrealized appreciation (depreciation) of investments	(6,299,749)	(5,342,287)	(3,970,978)	(21,037,450)	(10,421,915)
Increase (decrease) in net assets from operations	(1,906,834)	(162,484)	(363,325)	(10,998,044)	(5,192,748)
From contract transactions:
Payments received from contract owners	231,463	1,088,361	1,062,098	20,342,595	8,485,154
Payments for contract benefits or terminations	(2,521,152)	(2,056,140)	(2,105,237)	(7,126,577)	(2,697,694)
Transfers between sub-accounts (including fixed account), net	154,902	(536,134)	(1,177,273)	4,005,405	1,110,613
Contract maintenance charges	(149,489)	(88,823)	(65,509)	(1,745,291)	(763,668)
Adjustments to net assets allocated to contracts in payout period	814	563	427	-	-
Increase (decrease) in net assets from contract transactions	(2,283,462)	(1,592,173)	(2,285,494)	15,476,132	6,134,405
Increase (decrease) in net assets	(4,190,296)	(1,754,657)	(2,648,819)	4,478,088	941,657
Net assets at beginning of period	21,327,118	16,736,388	15,342,992	153,040,305	67,170,399
Net assets at end of period	$17,136,822	$14,981,731	$12,694,173	$157,518,393	$68,112,056
Beginning units	1,030,416	777,619	785,082	10,950,021	5,847,458
Units issued	88,415	102,718	134,160	2,258,010	1,125,731
Units redeemed	(192,709)	(169,897)	(233,408)	(1,166,504)	(595,660)
Ending units	926,122	710,440	685,834	12,041,527	6,377,529

The accompanying Notes to Financial Statements are an integral part of this statement.

26

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	Boston	Boston
	Company	Company	SAST SA	SAST SA	SAST SA
	Capital	Capital	Columbia	Columbia	DFA Ultra
	Growth	Growth	Technology	Technology	Short Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$22,850
Mortality and expense risk and administrative charges	-	-	(5,865)	(59,118)	(18,059)
Net investment income (loss)	-	-	(5,865)	(59,118)	4,791
Net realized gain (loss)	-	-	9,727	252,318	1,379
Capital gain distribution from mutual funds	-	-	42,897	449,741	-
Change in unrealized appreciation (depreciation) of investments	-	-	106,293	992,329	2,425
Increase (decrease) in net assets from operations	-	-	153,052	1,635,270	8,595
From contract transactions:
Payments received from contract owners	-	-	50	355,626	500
Payments for contract benefits or terminations	-	-	(6,536)	(429,297)	(114,550)
Transfers between sub-accounts (including fixed account), net	-	-	72,925	(56,684)	94,607
Contract maintenance charges	-	-	(54)	(8,650)	(852)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	37
Increase (decrease) in net assets from contract transactions	-	-	66,385	(139,005)	(20,258)

Increase in net assets from separate account merger	-	-	-	-	25,564
Increase (decrease) in net assets	-	-	219,437	1,496,265	13,901
Net assets at beginning of period	-	-	263,340	3,172,378	1,183,882
Net assets at end of period	$-	$-	$482,777	$4,668,643	$1,197,783
Beginning units	-	-	47,678	300,736	99,621
Units issued	-	-	12,235	105,174	8,062
Units redeemed	-	-	(2,898)	(141,398)	(9,757)
Units transferred in from separate account merger	-	-	-	-	2,096
Ending units	-	-	57,015	264,512	100,022
For the Year Ended December 31, 2018
From operations:
Dividends	$2,300	$5,516	$-	$-	$13,187
Mortality and expense risk and administrative charges	(3,634)	(30,106)	(5,261)	(53,073)	(18,143)
Net investment income (loss)	(1,334)	(24,590)	(5,261)	(53,073)	(4,956)
Net realized gain (loss)	35,793	361,038	85,394	234,085	(132)
Capital gain distribution from mutual funds	129,826	885,712	40,486	517,194	-
Change in unrealized appreciation (depreciation) of investments	(128,071)	(917,928)	(153,317)	(1,069,492)	5,042
Increase (decrease) in net assets from operations	36,214	304,232	(32,698)	(371,286)	(46)
From contract transactions:
Payments received from contract owners	-	11,820	50	182,506	1,100
Payments for contract benefits or terminations	(12,504)	(376,081)	(20,783)	(373,391)	(107,905)
Transfers between sub-accounts (including fixed account), net	(303,971)	(2,505,314)	(6,222)	570,414	69,661
Contract maintenance charges	(53)	(12,933)	(52)	(8,775)	(919)
Adjustments to net assets allocated to contracts in payout period	14	-	-	-	108
Increase (decrease) in net assets from contract transactions	(316,514)	(2,882,508)	(27,007)	370,754	(37,955)
Increase (decrease) in net assets	(280,300)	(2,578,276)	(59,705)	(532)	(38,001)
Net assets at beginning of period	280,300	2,578,276	323,045	3,172,910	1,221,883
Net assets at end of period	$-	$-	$263,340	$3,172,378	$1,183,882
Beginning units	19,664	172,710	52,906	279,806	102,824
Units issued	1,696	2,924	20,355	74,439	6,105
Units redeemed	(21,360)	(175,634)	(25,583)	(53,509)	(9,308)
Ending units	-	-	47,678	300,736	99,621

The accompanying Notes to Financial Statements are an integral part of this statement.

27

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA
	SAST SA	SAST SA	SAST SA	Emerging	SAST SA
	DFA Ultra	Dogs of Wall	Dogs of Wall	Markets	Federated
	Short Bond	Street	Street	Equity Index	Corporate
	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio
	Class 3	Class 1	Class 3	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$237,184	$24,332	$204,559	$-	$107,732
Mortality and expense risk and administrative charges	(189,969)	(15,719)	(119,373)	(770)	(31,758)
Net investment income (loss)	47,215	8,613	85,186	(770)	75,974
Net realized gain (loss)	60,182	36,524	112,722	130	3,354
Capital gain distribution from mutual funds	-	59,031	547,647	-	-
Change in unrealized appreciation (depreciation) of investments	(32,272)	108,454	923,612	13,483	178,188
Increase (decrease) in net assets from operations	75,125	212,622	1,669,167	12,843	257,516
From contract transactions:
Payments received from contract owners	1,440,246	5,000	1,212,490	82,280	3,524
Payments for contract benefits or terminations	(2,990,786)	(254,602)	(590,178)	(825)	(228,750)
Transfers between sub-accounts (including fixed account), net	3,330,926	(45,511)	(164,046)	7,150	(48,392)
Contract maintenance charges	(124,709)	(240)	(35,048)	(168)	(399)
Adjustments to net assets allocated to contracts in payout period	-	-	20	-	1,511
Increase (decrease) in net assets from contract transactions	1,655,677	(295,353)	423,238	88,437	(272,506)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	1,730,802	(82,731)	2,092,405	101,280	(14,990)
Net assets at beginning of period	12,050,565	1,026,915	7,361,079	27,006	2,040,239
Net assets at end of period	$13,781,367	$944,184	$9,453,484	$128,286	$2,025,249
Beginning units	1,258,886	33,754	299,584	3,173	68,156
Units issued	1,029,556	1,213	52,526	10,442	1,174
Units redeemed	(827,999)	(9,716)	(38,348)	(707)	(9,533)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	1,460,443	25,251	313,762	12,908	59,797
For the Year Ended December 31, 2018
From operations:
Dividends	$100,195	$27,010	$175,152	$334	$90,253
Mortality and expense risk and administrative charges	(172,943)	(19,156)	(120,867)	(81)	(33,958)
Net investment income (loss)	(72,748)	7,854	54,285	253	56,295
Net realized gain (loss)	13,868	159,950	202,990	(33)	26,267
Capital gain distribution from mutual funds	-	127,807	926,928	-	16,404
Change in unrealized appreciation (depreciation) of investments	30,929	(311,448)	(1,323,027)	(1,791)	(196,046)
Increase (decrease) in net assets from operations	(27,951)	(15,837)	(138,824)	(1,571)	(97,080)
From contract transactions:
Payments received from contract owners	1,371,768	-	110,021	28,877	7,912
Payments for contract benefits or terminations	(3,032,404)	(252,835)	(836,625)	-	(273,075)
Transfers between sub-accounts (including fixed account), net	969,478	(124,264)	(206,289)	(300)	126,615
Contract maintenance charges	(97,750)	(299)	(30,749)	-	(496)
Adjustments to net assets allocated to contracts in payout period	3	-	1	-	1,385
Increase (decrease) in net assets from contract transactions	(788,905)	(377,398)	(963,641)	28,577	(137,659)
Increase (decrease) in net assets	(816,856)	(393,235)	(1,102,465)	27,006	(234,739)
Net assets at beginning of period	12,867,421	1,420,150	8,463,544	-	2,274,978
Net assets at end of period	$12,050,565	$1,026,915	$7,361,079	$27,006	$2,040,239
Beginning units	1,352,882	45,832	332,992	-	72,713
Units issued	724,792	133	25,145	3,208	5,721
Units redeemed	(818,788)	(12,211)	(58,553)	(35)	(10,278)
Ending units	1,258,886	33,754	299,584	3,173	68,156

The accompanying Notes to Financial Statements are an integral part of this statement.

28

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA
		Fidelity	SAST SA	SAST SA
		Institutional	Fidelity	Fidelity
	SAST SA	AM®	Institutional	Institutional	SAST SA
	Federated	International	AM® Real	AM® Real	Fixed Income
	Corporate	Growth	Estate	Estate	Index
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,242,836	$203	$17,887	$186,926	$4,054
Mortality and expense risk and administrative charges	(640,345)	(105)	(13,825)	(147,626)	(21,708)
Net investment income (loss)	1,602,491	98	4,062	39,300	(17,654)
Net realized gain (loss)	(28,561)	20	14,266	(347,826)	6,194
Capital gain distribution from mutual funds	-	72	2,109	25,075	-
Change in unrealized appreciation (depreciation) of investments	3,754,892	2,565	196,699	2,388,396	97,708
Increase (decrease) in net assets from operations	5,328,822	2,755	217,136	2,104,945	86,248
From contract transactions:
Payments received from contract owners	3,141,329	35,834	2,500	180,180	1,538,617
Payments for contract benefits or terminations	(4,413,197)	-	(376,833)	(1,092,527)	(38,145)
Transfers between sub-accounts (including fixed account), net	2,103,502	28,250	(49,694)	(665,104)	688,167
Contract maintenance charges	(466,875)	(94)	(215)	(79,782)	(15,330)
Adjustments to net assets allocated to contracts in payout period	18	-	-	47	-
Increase (decrease) in net assets from contract transactions	364,777	63,990	(424,242)	(1,657,186)	2,173,309

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	5,693,599	66,745	(207,106)	447,759	2,259,557
Net assets at beginning of period	41,688,620	-	987,282	9,152,992	554,623
Net assets at end of period	$47,382,219	$66,745	$780,176	$9,600,751	$2,814,180
Beginning units	2,252,918	-	28,561	530,400	56,648
Units issued	431,283	6,072	224	49,866	227,103
Units redeemed	(389,218)	(48)	(10,629)	(127,975)	(15,822)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	2,294,983	6,024	18,156	452,291	267,929
For the Year Ended December 31, 2018
From operations:
Dividends	$1,853,657	$-	$26,196	$221,047	$15,942
Mortality and expense risk and administrative charges	(679,014)	-	(16,475)	(162,232)	(4,037)
Net investment income (loss)	1,174,643	-	9,721	58,815	11,905
Net realized gain (loss)	(450,067)	-	28,659	(431,895)	(1,499)
Capital gain distribution from mutual funds	359,448	-	73,292	700,781	-
Change in unrealized appreciation (depreciation) of investments	(3,252,886)	-	(214,943)	(1,172,253)	(7,599)
Increase (decrease) in net assets from operations	(2,168,862)	-	(103,271)	(844,552)	2,807
From contract transactions:
Payments received from contract owners	1,494,490	-	-	87,716	409,987
Payments for contract benefits or terminations	(5,311,090)	-	(34,874)	(1,294,018)	(6,212)
Transfers between sub-accounts (including fixed account), net	(1,734,947)	-	(177,807)	(315,280)	99,721
Contract maintenance charges	(414,772)	-	(237)	(76,058)	(3,355)
Adjustments to net assets allocated to contracts in payout period	14	-	-	(59)	-
Increase (decrease) in net assets from contract transactions	(5,966,305)	-	(212,918)	(1,597,699)	500,141
Increase (decrease) in net assets	(8,135,167)	-	(316,189)	(2,442,251)	502,948
Net assets at beginning of period	49,823,787	-	1,303,471	11,595,243	51,675
Net assets at end of period	$41,688,620	$-	$987,282	$9,152,992	$554,623
Beginning units	2,552,285	-	34,738	603,454	5,160
Units issued	324,772	-	78	62,681	60,383
Units redeemed	(624,139)	-	(6,255)	(135,735)	(8,895)
Ending units	2,252,918	-	28,561	530,400	56,648

The accompanying Notes to Financial Statements are an integral part of this statement.

29

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	Fixed Income	Franklin Small	SAST SA	SAST SA	SAST SA
	Intermediate	Company	Franklin U.S.	Global Index	Global Index
	Index	Value	Equity Smart	Allocation 60-	Allocation 75-
	Portfolio	Portfolio	Beta Portfolio	40 Portfolio	25 Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,545	$63,533	$71	$-	$-
Mortality and expense risk and administrative charges	(17,935)	(137,239)	(16)	(27,881)	(21,392)
Net investment income (loss)	(15,390)	(73,706)	55	(27,881)	(21,392)
Net realized gain (loss)	7,726	(322,912)	3	4,921	(301)
Capital gain distribution from mutual funds	-	1,323,204	-	8,774	9,297
Change in unrealized appreciation (depreciation) of investments	59,586	1,035,731	500	313,086	299,007
Increase (decrease) in net assets from operations	51,922	1,962,317	558	298,900	286,611
From contract transactions:
Payments received from contract owners	877,832	423,772	-	2,245,319	1,148,619
Payments for contract benefits or terminations	(37,668)	(1,005,931)	-	(33,744)	(59,496)
Transfers between sub-accounts (including fixed account), net	668,633	(701,488)	21,410	392,602	211,327
Contract maintenance charges	(13,208)	(77,011)	-	(25,157)	(21,594)
Adjustments to net assets allocated to contracts in payout period	-	8	-	-	-
Increase (decrease) in net assets from contract transactions	1,495,589	(1,360,650)	21,410	2,579,020	1,278,856

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	1,547,511	601,667	21,968	2,877,920	1,565,467
Net assets at beginning of period	493,741	8,724,713	-	985,395	1,137,498
Net assets at end of period	$2,041,252	$9,326,380	$21,968	$3,863,315	$2,702,965
Beginning units	50,258	548,568	-	105,509	124,247
Units issued	166,328	42,414	2,040	276,578	132,725
Units redeemed	(17,585)	(121,137)	(10)	(26,436)	(8,615)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	199,001	469,845	2,030	355,651	248,357
For the Year Ended December 31, 2018
From operations:
Dividends	$7,122	$71,576	$-	$25,415	$30,892
Mortality and expense risk and administrative charges	(2,332)	(151,042)	-	(4,169)	(4,506)
Net investment income (loss)	4,790	(79,466)	-	21,246	26,386
Net realized gain (loss)	(206)	320,989	-	(736)	(742)
Capital gain distribution from mutual funds	-	1,364,626	-	320	532
Change in unrealized appreciation (depreciation) of investments	(945)	(3,026,837)	-	(86,966)	(114,349)
Increase (decrease) in net assets from operations	3,639	(1,420,688)	-	(66,136)	(88,173)
From contract transactions:
Payments received from contract owners	233,865	243,674	-	1,043,146	1,225,053
Payments for contract benefits or terminations	(3,404)	(1,268,926)	-	(4,213)	(18,605)
Transfers between sub-accounts (including fixed account), net	258,288	782,909	-	15,952	22,432
Contract maintenance charges	(2,650)	(73,045)	-	(3,354)	(3,209)
Adjustments to net assets allocated to contracts in payout period	-	7	-	-	-
Increase (decrease) in net assets from contract transactions	486,099	(315,381)	-	1,051,531	1,225,671
Increase (decrease) in net assets	489,738	(1,736,069)	-	985,395	1,137,498
Net assets at beginning of period	4,003	10,460,782	-	-	-
Net assets at end of period	$493,741	$8,724,713	$-	$985,395	$1,137,498
Beginning units	404	565,091	-	-	-
Units issued	53,168	97,501	-	107,246	126,701
Units redeemed	(3,314)	(114,024)	-	(1,737)	(2,454)
Ending units	50,258	548,568	-	105,509	124,247

The accompanying Notes to Financial Statements are an integral part of this statement.

30

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA
	SAST SA	SAST SA	SAST SA	Goldman	SAST SA
	Global Index	Goldman	Goldman	Sachs Multi-	Index
	Allocation 90-	Sachs Global	Sachs Global	Asset Insights	Allocation 60-
	10 Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	40 Portfolio
	Class 3	Class 1	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$47,097	$-
Mortality and expense risk and administrative charges	(122,263)	(12,588)	(300,183)	(26,967)	(187,670)
Net investment income (loss)	(122,263)	(12,588)	(300,183)	20,130	(187,670)
Net realized gain (loss)	(14,508)	(11,817)	(63,174)	15,373	57,955
Capital gain distribution from mutual funds	105,313	-	-	9,532	124,806
Change in unrealized appreciation (depreciation) of investments	1,744,713	67,360	1,402,612	244,528	2,193,082
Increase (decrease) in net assets from operations	1,713,255	42,955	1,039,255	289,563	2,188,173
From contract transactions:
Payments received from contract owners	4,778,716	156	1,487,541	1,233,034	5,643,177
Payments for contract benefits or terminations	(273,822)	(71,017)	(1,804,998)	(49,400)	(821,957)
Transfers between sub-accounts (including fixed account), net	257,132	(6,072)	1,659,044	(166,695)	1,700,152
Contract maintenance charges	(129,722)	(184)	(237,573)	(23,775)	(160,332)
Adjustments to net assets allocated to contracts in payout period	-	(2)	4	-	-
Increase (decrease) in net assets from contract transactions	4,632,304	(77,119)	1,104,018	993,164	6,361,040

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	6,345,559	(34,164)	2,143,273	1,282,727	8,549,213
Net assets at beginning of period	6,034,188	831,052	19,892,579	1,339,509	9,899,562
Net assets at end of period	$12,379,747	$796,888	$22,035,852	$2,622,236	$18,448,775
Beginning units	674,172	38,055	1,559,287	144,264	959,769
Units issued	543,964	585	325,438	136,279	644,136
Units redeemed	(79,127)	(3,970)	(222,603)	(39,769)	(87,894)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	1,139,009	34,670	1,662,122	240,774	1,516,011
For the Year Ended December 31, 2018
From operations:
Dividends	$158,701	$33,994	$816,213	$13,229	$296,284
Mortality and expense risk and administrative charges	(23,663)	(14,027)	(308,023)	(10,028)	(94,468)
Net investment income (loss)	135,038	19,967	508,190	3,201	201,816
Net realized gain (loss)	(806)	(20,660)	(260,202)	(1,035)	49,515
Capital gain distribution from mutual funds	951	-	-	13,425	62,054
Change in unrealized appreciation (depreciation) of investments	(778,980)	(37,509)	(1,124,572)	(125,704)	(967,604)
Increase (decrease) in net assets from operations	(643,797)	(38,202)	(876,584)	(110,113)	(654,219)
From contract transactions:
Payments received from contract owners	6,529,279	275	1,385,366	1,132,105	7,265,326
Payments for contract benefits or terminations	(54,547)	(142,298)	(2,270,008)	(22,417)	(232,013)
Transfers between sub-accounts (including fixed account), net	219,810	5,117	271,869	347,601	879,427
Contract maintenance charges	(16,557)	(218)	(207,137)	(7,667)	(76,158)
Adjustments to net assets allocated to contracts in payout period	-	-	5	-	-
Increase (decrease) in net assets from contract transactions	6,677,985	(137,124)	(819,905)	1,449,622	7,836,582
Increase (decrease) in net assets	6,034,188	(175,326)	(1,696,489)	1,339,509	7,182,363
Net assets at beginning of period	-	1,006,378	21,589,068	-	2,717,199
Net assets at end of period	$6,034,188	$831,052	$19,892,579	$1,339,509	$9,899,562
Beginning units	-	44,259	1,609,286	-	247,250
Units issued	700,051	732	398,229	147,904	778,273
Units redeemed	(25,879)	(6,936)	(448,228)	(3,640)	(65,754)
Ending units	674,172	38,055	1,559,287	144,264	959,769

The accompanying Notes to Financial Statements are an integral part of this statement.

31

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
	SAST SA	SAST SA	SAST SA	Invesco	Invesco
	Index	Index	International	Growth	Growth
	Allocation 80-	Allocation 90-	Index	Opportunities	Opportunities
	20 Portfolio	10 Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$153	$-	$-
Mortality and expense risk and administrative charges	(376,207)	(592,214)	(2,210)	(4,269)	(110,566)
Net investment income (loss)	(376,207)	(592,214)	(2,057)	(4,269)	(110,566)
Net realized gain (loss)	84,111	230,909	(892)	2,487	50,542
Capital gain distribution from mutual funds	301,953	531,129	-	35,854	1,015,303
Change in unrealized appreciation (depreciation) of investments	5,413,738	8,958,364	32,393	34,442	800,616
Increase (decrease) in net assets from operations	5,423,595	9,128,188	29,444	68,514	1,755,895
From contract transactions:
Payments received from contract owners	13,555,598	16,962,164	132,275	3,380	73,343
Payments for contract benefits or terminations	(1,034,315)	(1,518,456)	(6,284)	(10,319)	(850,585)
Transfers between sub-accounts (including fixed account), net	1,001,053	3,034,847	50,695	(70,496)	(562,261)
Contract maintenance charges	(377,235)	(551,242)	(89)	(78)	(67,225)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(2)	10
Increase (decrease) in net assets from contract transactions	13,145,101	17,927,313	176,597	(77,515)	(1,406,718)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	18,568,696	27,055,501	206,041	(9,001)	349,177
Net assets at beginning of period	19,612,565	31,859,841	103,157	258,834	6,872,802
Net assets at end of period	$38,181,261	$58,915,342	$309,198	$249,833	$7,221,979
Beginning units	1,886,344	3,051,660	11,781	23,734	463,201
Units issued	1,260,259	1,830,243	19,001	2,376	23,951
Units redeemed	(137,641)	(328,064)	(1,143)	(8,075)	(106,646)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	3,008,962	4,553,839	29,639	18,035	380,506
For the Year Ended December 31, 2018
From operations:
Dividends	$606,962	$979,534	$2,064	$-	$-
Mortality and expense risk and administrative charges	(206,057)	(295,642)	(801)	(5,667)	(125,811)
Net investment income (loss)	400,905	683,892	1,263	(5,667)	(125,811)
Net realized gain (loss)	99,644	72,083	(347)	28,725	349,635
Capital gain distribution from mutual funds	140,508	221,130	174	31,861	835,323
Change in unrealized appreciation (depreciation) of investments	(2,368,726)	(4,219,078)	(18,214)	(68,886)	(1,308,429)
Increase (decrease) in net assets from operations	(1,727,669)	(3,241,973)	(17,124)	(13,967)	(249,282)
From contract transactions:
Payments received from contract owners	12,661,079	17,711,489	111,070	-	218,288
Payments for contract benefits or terminations	(479,696)	(603,759)	(1,539)	(108,207)	(1,034,349)
Transfers between sub-accounts (including fixed account), net	(179,686)	5,920,617	6,761	28,945	(584,754)
Contract maintenance charges	(205,516)	(271,309)	(12)	(75)	(63,427)
Adjustments to net assets allocated to contracts in payout period	-	-	-	229	7
Increase (decrease) in net assets from contract transactions	11,796,181	22,757,038	116,280	(79,108)	(1,464,235)
Increase (decrease) in net assets	10,068,512	19,515,065	99,156	(93,075)	(1,713,517)
Net assets at beginning of period	9,544,053	12,344,776	4,001	351,909	8,586,319
Net assets at end of period	$19,612,565	$31,859,841	$103,157	$258,834	$6,872,802
Beginning units	844,810	1,077,272	387	30,268	544,261
Units issued	1,147,671	2,105,062	11,595	4,119	57,243
Units redeemed	(106,137)	(130,674)	(201)	(10,653)	(138,303)
Ending units	1,886,344	3,051,660	11,781	23,734	463,201

The accompanying Notes to Financial Statements are an integral part of this statement.

32

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	Invesco VCP	Janus	Janus	JPMorgan	JPMorgan
	Equity-	Focused	Focused	Diversified	Diversified
	Income	Growth	Growth	Balanced	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,353,103	$-	$-	$49,272	$324,909
Mortality and expense risk and administrative charges	(2,257,597)	(1,160)	(87,937)	(34,543)	(211,520)
Net investment income (loss)	95,506	(1,160)	(87,937)	14,729	113,389
Net realized gain (loss)	828,117	510	222,762	68,005	(60,971)
Capital gain distribution from mutual funds	1,333,425	-	351,886	119,291	874,699
Change in unrealized appreciation (depreciation) of investments	20,000,769	21,665	1,198,043	158,005	1,429,305
Increase (decrease) in net assets from operations	22,257,817	21,015	1,684,754	360,030	2,356,422
From contract transactions:
Payments received from contract owners	7,849,069	-	298,870	2,785	2,214,620
Payments for contract benefits or terminations	(6,469,963)	(90)	(566,083)	(198,984)	(1,195,655)
Transfers between sub-accounts (including fixed account), net	3,355,876	1	734,413	(14,382)	210,473
Contract maintenance charges	(1,986,593)	(42)	(36,072)	(767)	(148,015)
Adjustments to net assets allocated to contracts in payout period	-	-	5	9	-
Increase (decrease) in net assets from contract transactions	2,748,389	(131)	431,133	(211,339)	1,081,423

Increase in net assets from separate account merger	-	938,741	-	-	-
Increase (decrease) in net assets	25,006,206	959,625	2,115,887	148,691	3,437,845
Net assets at beginning of period	144,164,689	-	4,787,066	2,172,816	13,307,811
Net assets at end of period	$169,170,895	$959,625	$6,902,953	$2,321,507	$16,745,656
Beginning units	12,250,209	-	235,671	84,043	800,829
Units issued	1,260,670	-	62,758	413	175,837
Units redeemed	(1,054,855)	(5)	(45,569)	(7,823)	(119,396)
Units transferred in from separate account merger	-	31,225	-	-	-
Ending units	12,456,024	31,220	252,860	76,633	857,270
For the Year Ended December 31, 2018
From operations:
Dividends	$3,970,828	$-	$-	$36,685	$194,129
Mortality and expense risk and administrative charges	(2,343,194)	-	(81,998)	(39,383)	(194,436)
Net investment income (loss)	1,627,634	-	(81,998)	(2,698)	(307)
Net realized gain (loss)	4,414,307	-	296,648	148,875	90,122
Capital gain distribution from mutual funds	4,246,497	-	391,931	145,150	887,173
Change in unrealized appreciation (depreciation) of investments	(28,671,891)	-	(577,669)	(516,347)	(2,315,997)
Increase (decrease) in net assets from operations	(18,383,453)	-	28,912	(225,020)	(1,339,009)
From contract transactions:
Payments received from contract owners	12,878,528	-	186,901	75	1,758,159
Payments for contract benefits or terminations	(7,317,470)	-	(591,778)	(288,579)	(1,293,495)
Transfers between sub-accounts (including fixed account), net	(5,242,662)	-	(145,398)	(125,477)	758,845
Contract maintenance charges	(1,701,412)	-	(34,302)	(838)	(115,087)
Adjustments to net assets allocated to contracts in payout period	-	-	2	(424)	-
Increase (decrease) in net assets from contract transactions	(1,383,016)	-	(584,575)	(415,243)	1,108,422
Increase (decrease) in net assets	(19,766,469)	-	(555,663)	(640,263)	(230,587)
Net assets at beginning of period	163,931,158	-	5,342,729	2,813,079	13,538,398
Net assets at end of period	$144,164,689	$-	$4,787,066	$2,172,816	$13,307,811
Beginning units	12,345,151	-	262,349	98,903	734,399
Units issued	2,878,850	-	30,447	1,565	182,100
Units redeemed	(2,973,792)	-	(57,125)	(16,425)	(115,670)
Ending units	12,250,209	-	235,671	84,043	800,829

The accompanying Notes to Financial Statements are an integral part of this statement.

33

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Emerging	Emerging	Equity-	Equity-	Global
	Markets	Markets	Income	Income	Equities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$33,620	$178,452	$154,295	$234,867	$27,582
Mortality and expense risk and administrative charges	(17,508)	(96,333)	(99,981)	(148,051)	(19,002)
Net investment income (loss)	16,112	82,119	54,314	86,816	8,580
Net realized gain (loss)	40,553	79,215	766,561	401,870	42,967
Capital gain distribution from mutual funds	-	-	422,961	714,036	96,663
Change in unrealized appreciation (depreciation) of investments	146,826	959,290	236,998	1,069,422	58,061
Increase (decrease) in net assets from operations	203,491	1,120,624	1,480,834	2,272,144	206,271
From contract transactions:
Payments received from contract owners	2,500	411,310	4,085	489,167	2,575
Payments for contract benefits or terminations	(118,617)	(599,756)	(1,554,332)	(1,183,605)	(105,322)
Transfers between sub-accounts (including fixed account), net	(4,613)	(83,785)	(188,513)	(343,034)	(58,092)
Contract maintenance charges	(283)	(45,181)	(1,883)	(74,886)	(326)
Adjustments to net assets allocated to contracts in payout period	(282)	7	231	-	61
Increase (decrease) in net assets from contract transactions	(121,295)	(317,405)	(1,740,412)	(1,112,358)	(161,104)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	82,196	803,219	(259,578)	1,159,786	45,167
Net assets at beginning of period	1,114,733	6,018,113	6,552,144	9,599,843	1,195,378
Net assets at end of period	$1,196,929	$6,821,332	$6,292,566	$10,759,629	$1,240,545
Beginning units	62,357	452,261	115,727	475,917	40,052
Units issued	1,883	70,577	410	36,692	308
Units redeemed	(8,121)	(82,289)	(27,394)	(85,649)	(5,159)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	56,119	440,549	88,743	426,960	35,201
For the Year Ended December 31, 2018
From operations:
Dividends	$28,623	$136,861	$150,473	$198,423	$24,953
Mortality and expense risk and administrative charges	(20,728)	(108,136)	(113,426)	(158,070)	(21,164)
Net investment income (loss)	7,895	28,725	37,047	40,353	3,789
Net realized gain (loss)	49,121	278,015	374,335	446,999	32,004
Capital gain distribution from mutual funds	-	-	441,062	662,957	186,200
Change in unrealized appreciation (depreciation) of investments	(358,275)	(1,838,977)	(1,259,233)	(1,743,524)	(391,613)
Increase (decrease) in net assets from operations	(301,259)	(1,532,237)	(406,789)	(593,215)	(169,620)
From contract transactions:
Payments received from contract owners	-	271,247	1,457	507,680	75
Payments for contract benefits or terminations	(96,864)	(904,943)	(641,531)	(1,113,003)	(63,336)
Transfers between sub-accounts (including fixed account), net	40,948	525,362	(95,797)	132,040	61,853
Contract maintenance charges	(339)	(43,385)	(2,117)	(68,357)	(359)
Adjustments to net assets allocated to contracts in payout period	976	-	(686)	-	57
Increase (decrease) in net assets from contract transactions	(55,279)	(151,719)	(738,674)	(541,640)	(1,710)
Increase (decrease) in net assets	(356,538)	(1,683,956)	(1,145,463)	(1,134,855)	(171,330)
Net assets at beginning of period	1,471,271	7,702,069	7,697,607	10,734,698	1,366,708
Net assets at end of period	$1,114,733	$6,018,113	$6,552,144	$9,599,843	$1,195,378
Beginning units	65,328	453,299	127,921	499,776	40,106
Units issued	4,973	102,450	913	57,874	2,099
Units redeemed	(7,944)	(103,488)	(13,107)	(81,733)	(2,153)
Ending units	62,357	452,261	115,727	475,917	40,052

The accompanying Notes to Financial Statements are an integral part of this statement.

34

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA			SAST SA	SAST SA
	JPMorgan	SAST SA	SAST SA	JPMorgan	JPMorgan
	Global	JPMorgan	JPMorgan	Mid-Cap	Mid-Cap
	Equities	MFS Core	MFS Core	Growth	Growth
	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$37,668	$32,597	$1,358,332	$-	$-
Mortality and expense risk and administrative charges	(28,597)	(16,944)	(716,715)	(31,992)	(124,935)
Net investment income (loss)	9,071	15,653	641,617	(31,992)	(124,935)
Net realized gain (loss)	90,561	(6,843)	89,236	150,232	285,376
Capital gain distribution from mutual funds	148,936	-	-	182,502	783,107
Change in unrealized appreciation (depreciation) of investments	57,268	74,908	2,768,352	335,175	1,622,869
Increase (decrease) in net assets from operations	305,836	83,718	3,499,205	635,917	2,566,417
From contract transactions:
Payments received from contract owners	9,365	19,948	3,380,428	6,416	663,916
Payments for contract benefits or terminations	(158,170)	(167,140)	(5,171,629)	(246,615)	(739,253)
Transfers between sub-accounts (including fixed account), net	(97,036)	76,196	3,829,549	71,308	(481,182)
Contract maintenance charges	(10,971)	(277)	(552,932)	(428)	(34,458)
Adjustments to net assets allocated to contracts in payout period	-	(157)	128	-	3
Increase (decrease) in net assets from contract transactions	(256,812)	(71,430)	1,485,544	(169,319)	(590,974)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	49,024	12,288	4,984,749	466,598	1,975,443
Net assets at beginning of period	1,813,763	1,098,952	46,835,439	1,715,884	7,281,046
Net assets at end of period	$1,862,787	$1,111,240	$51,820,188	$2,182,482	$9,256,489
Beginning units	105,262	38,041	3,080,100	72,586	320,806
Units issued	5,215	3,866	633,500	3,956	53,536
Units redeemed	(17,820)	(6,229)	(507,506)	(9,384)	(77,212)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	92,657	35,678	3,206,094	67,158	297,130
For the Year Ended December 31, 2018
From operations:
Dividends	$31,495	$27,924	$1,155,225	$-	$-
Mortality and expense risk and administrative charges	(31,321)	(18,999)	(776,347)	(31,953)	(121,259)
Net investment income (loss)	174	8,925	378,878	(31,953)	(121,259)
Net realized gain (loss)	171,834	10,068	(515,745)	121,682	499,886
Capital gain distribution from mutual funds	273,811	-	-	240,550	1,003,233
Change in unrealized appreciation (depreciation) of investments	(689,617)	(49,988)	(1,071,493)	(444,038)	(1,854,627)
Increase (decrease) in net assets from operations	(243,798)	(30,995)	(1,208,360)	(113,759)	(472,767)
From contract transactions:
Payments received from contract owners	44,759	-	1,622,610	13,538	346,646
Payments for contract benefits or terminations	(313,756)	(318,527)	(5,601,879)	(213,450)	(930,158)
Transfers between sub-accounts (including fixed account), net	97,237	(38,303)	(2,983,726)	(5,781)	583,994
Contract maintenance charges	(10,512)	(380)	(496,870)	(485)	(30,952)
Adjustments to net assets allocated to contracts in payout period	-	11	114	-	4
Increase (decrease) in net assets from contract transactions	(182,272)	(357,199)	(7,459,751)	(206,178)	(30,466)
Increase (decrease) in net assets	(426,070)	(388,194)	(8,668,111)	(319,937)	(503,233)
Net assets at beginning of period	2,239,833	1,487,146	55,503,550	2,035,821	7,784,279
Net assets at end of period	$1,813,763	$1,098,952	$46,835,439	$1,715,884	$7,281,046
Beginning units	107,853	50,420	3,559,165	80,674	321,553
Units issued	10,985	676	463,556	1,660	57,284
Units redeemed	(13,576)	(13,055)	(942,621)	(9,748)	(58,031)
Ending units	105,262	38,041	3,080,100	72,586	320,806

The accompanying Notes to Financial Statements are an integral part of this statement.

35

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
	SAST SA	SAST SA	SAST SA	Legg Mason	Legg Mason
	Large Cap	Large Cap	Large Cap	BW Large	BW Large
	Growth Index	Index	Value Index	Cap Value	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$31	$202	$121	$262,271	$363,123
Mortality and expense risk and administrative charges	(1,663)	(13,666)	(3,292)	(192,407)	(294,675)
Net investment income (loss)	(1,632)	(13,464)	(3,171)	69,864	68,448
Net realized gain (loss)	1,718	4,711	2,134	(66,411)	(966,423)
Capital gain distribution from mutual funds	83	3,268	296	1,072,437	1,702,079
Change in unrealized appreciation (depreciation) of investments	33,317	274,404	65,909	1,610,370	3,386,872
Increase (decrease) in net assets from operations	33,486	268,919	65,168	2,686,260	4,190,976
From contract transactions:
Payments received from contract owners	316,016	712,618	577,956	7,790	123,172
Payments for contract benefits or terminations	(1,383)	(73,097)	(11,564)	(1,041,733)	(2,310,649)
Transfers between sub-accounts (including fixed account), net	(3,204)	(102,215)	(15,875)	(109,833)	(704,630)
Contract maintenance charges	(432)	(51)	(977)	(3,196)	(120,877)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,661	18
Increase (decrease) in net assets from contract transactions	310,997	537,255	549,540	(1,145,311)	(3,012,966)

Increase in net assets from separate account merger	-	-	-	945,013	-
Increase (decrease) in net assets	344,483	806,174	614,708	2,485,962	1,178,010
Net assets at beginning of period	63,919	825,519	87,238	11,678,242	18,952,460
Net assets at end of period	$408,402	$1,631,693	$701,946	$14,164,204	$20,130,470
Beginning units	6,681	83,921	9,396	186,262	717,513
Units issued	31,171	63,421	53,703	690	19,672
Units redeemed	(4,697)	(18,597)	(4,733)	(16,909)	(117,791)
Units transferred in from separate account merger	-	-	-	12,215	-
Ending units	33,155	128,745	58,366	182,258	619,394
For the Year Ended December 31, 2018
From operations:
Dividends	$397	$22,655	$841	$218,507	$292,571
Mortality and expense risk and administrative charges	(382)	(4,697)	(196)	(196,762)	(314,586)
Net investment income (loss)	15	17,958	645	21,745	(22,015)
Net realized gain (loss)	79	213	(147)	16,566	(159,382)
Capital gain distribution from mutual funds	168	22,779	100	1,055,814	1,677,112
Change in unrealized appreciation (depreciation) of investments	(7,146)	(113,384)	(6,225)	(2,386,425)	(3,573,916)
Increase (decrease) in net assets from operations	(6,884)	(72,434)	(5,627)	(1,292,300)	(2,078,201)
From contract transactions:
Payments received from contract owners	18,243	901,488	93,031	18,299	210,836
Payments for contract benefits or terminations	(2,879)	(3,969)	(1,068)	(794,455)	(2,368,903)
Transfers between sub-accounts (including fixed account), net	55,439	434	902	676,160	1,523,915
Contract maintenance charges	-	-	-	(3,276)	(113,018)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(4,951)	-
Increase (decrease) in net assets from contract transactions	70,803	897,953	92,865	(108,223)	(747,170)
Increase (decrease) in net assets	63,919	825,519	87,238	(1,400,523)	(2,825,371)
Net assets at beginning of period	-	-	-	13,078,765	21,777,831
Net assets at end of period	$63,919	$825,519	$87,238	$11,678,242	$18,952,460
Beginning units	-	-	-	187,691	710,185
Units issued	7,053	84,704	9,512	13,275	115,022
Units redeemed	(372)	(783)	(116)	(14,704)	(107,694)
Ending units	6,681	83,921	9,396	186,262	717,513

The accompanying Notes to Financial Statements are an integral part of this statement.

36

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
	SAST SA	SAST SA	SAST SA	MFS	MFS
	Legg Mason	MFS Blue	MFS Blue	Massachusett	Massachusett
	Tactical	Chip Growth	Chip Growth	s Investors	s Investors
	Opportunities	Portfolio	Portfolio	Trust Portfolio	Trust Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$24,354	$3,923	$23,823	$22,530	$90,781
Mortality and expense risk and administrative charges	(20,219)	(9,868)	(98,086)	(39,827)	(215,163)
Net investment income (loss)	4,135	(5,945)	(74,263)	(17,297)	(124,382)
Net realized gain (loss)	7,955	35,650	569,530	273,259	1,162,290
Capital gain distribution from mutual funds	2,840	68,305	702,783	282,606	1,618,738
Change in unrealized appreciation (depreciation) of investments	198,256	74,094	562,890	137,755	1,129,114
Increase (decrease) in net assets from operations	213,186	172,104	1,760,940	676,323	3,785,760
From contract transactions:
Payments received from contract owners	451,963	863	226,735	165	175,196
Payments for contract benefits or terminations	(100,202)	(30,094)	(912,101)	(459,136)	(1,625,711)
Transfers between sub-accounts (including fixed account), net	162,747	(44,772)	(522,931)	(23,415)	(1,408,695)
Contract maintenance charges	(18,593)	(192)	(41,245)	(594)	(129,196)
Adjustments to net assets allocated to contracts in payout period	-	-	7	210	30
Increase (decrease) in net assets from contract transactions	495,915	(74,195)	(1,249,535)	(482,770)	(2,988,376)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	709,101	97,909	511,405	193,553	797,384
Net assets at beginning of period	1,100,455	591,552	6,325,775	2,446,136	13,883,450
Net assets at end of period	$1,809,556	$689,461	$6,837,180	$2,639,689	$14,680,834
Beginning units	115,437	49,396	390,089	54,654	588,515
Units issued	66,349	69	15,341	590	14,226
Units redeemed	(19,153)	(5,256)	(85,512)	(9,809)	(120,547)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	162,633	44,209	319,918	45,435	482,194
For the Year Ended December 31, 2018
From operations:
Dividends	$14,773	$2,665	$10,109	$22,627	$84,299
Mortality and expense risk and administrative charges	(6,235)	(11,734)	(106,034)	(42,024)	(244,585)
Net investment income (loss)	8,538	(9,069)	(95,925)	(19,397)	(160,286)
Net realized gain (loss)	(1,033)	112,356	477,401	114,274	1,471,925
Capital gain distribution from mutual funds	1,625	49,508	516,244	245,204	1,371,915
Change in unrealized appreciation (depreciation) of investments	(86,120)	(192,979)	(1,293,617)	(517,897)	(3,619,431)
Increase (decrease) in net assets from operations	(76,990)	(40,184)	(395,897)	(177,816)	(935,877)
From contract transactions:
Payments received from contract owners	1,034,181	1,538	342,967	300	47,695
Payments for contract benefits or terminations	(8,387)	(186,795)	(519,891)	(118,408)	(2,451,771)
Transfers between sub-accounts (including fixed account), net	119,086	102,207	(76,267)	36,771	(194,061)
Contract maintenance charges	(4,462)	(236)	(37,101)	(674)	(122,319)
Adjustments to net assets allocated to contracts in payout period	-	-	5	1,037	12
Increase (decrease) in net assets from contract transactions	1,140,418	(83,286)	(290,287)	(80,974)	(2,720,444)
Increase (decrease) in net assets	1,063,428	(123,470)	(686,184)	(258,790)	(3,656,321)
Net assets at beginning of period	37,027	715,022	7,011,959	2,704,926	17,539,771
Net assets at end of period	$1,100,455	$591,552	$6,325,775	$2,446,136	$13,883,450
Beginning units	3,601	55,712	404,083	56,319	679,930
Units issued	115,339	8,644	45,326	2,378	25,944
Units redeemed	(3,503)	(14,960)	(59,320)	(4,043)	(117,359)
Ending units	115,437	49,396	390,089	54,654	588,515

The accompanying Notes to Financial Statements are an integral part of this statement.

37

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA
	MFS Telecom	MFS Telecom	MFS Total	MFS Total	SAST SA Mid
	Utility	Utility	Return	Return	Cap Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$72,580	$258,855	$-
Mortality and expense risk and administrative charges	-	-	(48,128)	(158,914)	(1,722)
Net investment income (loss)	-	-	24,452	99,941	(1,722)
Net realized gain (loss)	-	-	100,100	57,338	(86)
Capital gain distribution from mutual funds	-	-	93,836	373,020	563
Change in unrealized appreciation (depreciation) of investments	-	-	317,984	1,349,492	30,209
Increase (decrease) in net assets from operations	-	-	536,372	1,879,791	28,964
From contract transactions:
Payments received from contract owners	-	-	5,470	1,442,970	242,363
Payments for contract benefits or terminations	-	-	(258,520)	(821,421)	(2,315)
Transfers between sub-accounts (including fixed account), net	-	-	(126,424)	373,507	57,704
Contract maintenance charges	-	-	(1,117)	(88,139)	(721)
Adjustments to net assets allocated to contracts in payout period	-	-	401	(49)	-
Increase (decrease) in net assets from contract transactions	-	-	(380,190)	906,868	297,031

Increase in net assets from separate account merger	-	-	366,073	-	-
Increase (decrease) in net assets	-	-	522,255	2,786,659	325,995
Net assets at beginning of period	-	-	2,970,742	9,899,956	39,350
Net assets at end of period	$-	$-	$3,492,997	$12,686,615	$365,345
Beginning units	-	-	71,203	497,007	4,326
Units issued	-	-	887	125,231	28,828
Units redeemed	-	-	(9,004)	(59,901)	(673)
Units transferred in from separate account merger	-	-	7,394	-	-
Ending units	-	-	70,480	562,337	32,481
For the Year Ended December 31, 2018
From operations:
Dividends	$35,317	$62,111	$68,151	$199,275	$279
Mortality and expense risk and administrative charges	(9,282)	(17,353)	(51,858)	(149,636)	(312)
Net investment income (loss)	26,035	44,758	16,293	49,639	(33)
Net realized gain (loss)	12,169	(102,985)	115,383	243,882	3
Capital gain distribution from mutual funds	95,579	186,167	180,976	601,150	1,141
Change in unrealized appreciation (depreciation) of investments	(114,759)	(93,807)	(552,456)	(1,676,350)	(7,507)
Increase (decrease) in net assets from operations	19,024	34,133	(239,804)	(781,679)	(6,396)
From contract transactions:
Payments received from contract owners	-	49,992	3,862	822,426	41,250
Payments for contract benefits or terminations	(37,889)	(125,370)	(432,334)	(1,036,305)	-
Transfers between sub-accounts (including fixed account), net	(758,608)	(1,488,042)	29,526	15,172	3,321
Contract maintenance charges	(127)	(4,558)	(1,199)	(71,394)	(3)
Adjustments to net assets allocated to contracts in payout period	22	-	(19,251)	54	-
Increase (decrease) in net assets from contract transactions	(796,602)	(1,567,978)	(419,396)	(270,047)	44,568
Increase (decrease) in net assets	(777,578)	(1,533,845)	(659,200)	(1,051,726)	38,172
Net assets at beginning of period	777,578	1,533,845	3,629,942	10,951,682	1,178
Net assets at end of period	$-	$-	$2,970,742	$9,899,956	$39,350
Beginning units	29,292	75,874	80,751	492,338	113
Units issued	5	5,044	980	76,904	4,227
Units redeemed	(29,297)	(80,918)	(10,528)	(72,235)	(14)
Ending units	-	-	71,203	497,007	4,326

The accompanying Notes to Financial Statements are an integral part of this statement.

38

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	Morgan	Morgan	SAST SA	SAST SA	SAST SA
	Stanley	Stanley	Oppenheimer	Oppenheimer	PIMCO VCP
	International	International	Main Street	Main Street	Tactical
	Equities	Equities	Large Cap	Large Cap	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$35,340	$154,763	$17,760	$39,690	$-
Mortality and expense risk and administrative charges	(21,657)	(98,561)	(22,696)	(58,475)	(1,727,217)
Net investment income (loss)	13,683	56,202	(4,936)	(18,785)	(1,727,217)
Net realized gain (loss)	(1,139)	84,844	118,059	217,676	(337,817)
Capital gain distribution from mutual funds	53,423	261,222	157,191	440,968	702,998
Change in unrealized appreciation (depreciation) of investments	176,444	704,037	112,732	349,129	20,494,947
Increase (decrease) in net assets from operations	242,411	1,106,305	383,046	988,988	19,132,911
From contract transactions:
Payments received from contract owners	3,940	197,701	2,500	738,357	4,041,061
Payments for contract benefits or terminations	(200,344)	(747,870)	(153,667)	(407,331)	(5,880,079)
Transfers between sub-accounts (including fixed account), net	15,559	299,061	(17,801)	(305,432)	899,628
Contract maintenance charges	(347)	(30,475)	(330)	(18,912)	(1,585,064)
Adjustments to net assets allocated to contracts in payout period	2	-	25	-	-
Increase (decrease) in net assets from contract transactions	(181,190)	(281,583)	(169,273)	6,682	(2,524,454)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	61,221	824,722	213,773	995,670	16,608,457
Net assets at beginning of period	1,361,176	6,112,400	1,324,896	3,369,892	112,356,752
Net assets at end of period	$1,422,397	$6,937,122	$1,538,669	$4,365,562	$128,965,209
Beginning units	97,972	518,897	38,192	163,275	9,471,264
Units issued	1,622	74,873	106	38,607	705,434
Units redeemed	(13,425)	(90,464)	(4,161)	(33,281)	(898,485)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	86,169	503,306	34,137	168,601	9,278,213
For the Year Ended December 31, 2018
From operations:
Dividends	$19,504	$67,159	$16,804	$32,826	$3,467,529
Mortality and expense risk and administrative charges	(24,052)	(107,829)	(24,501)	(58,568)	(1,727,222)
Net investment income (loss)	(4,548)	(40,670)	(7,697)	(25,742)	1,740,307
Net realized gain (loss)	11,121	231,523	230,559	166,099	718,503
Capital gain distribution from mutual funds	36,361	160,873	90,110	229,174	17,086,298
Change in unrealized appreciation (depreciation) of investments	(288,126)	(1,438,508)	(444,993)	(711,103)	(29,904,214)
Increase (decrease) in net assets from operations	(245,192)	(1,086,782)	(132,021)	(341,572)	(10,359,106)
From contract transactions:
Payments received from contract owners	1,440	156,950	-	41,026	6,283,257
Payments for contract benefits or terminations	(109,225)	(1,004,908)	(138,028)	(312,974)	(5,470,077)
Transfers between sub-accounts (including fixed account), net	7,020	158,161	(151,785)	(31,436)	1,873,149
Contract maintenance charges	(417)	(31,759)	(371)	(16,966)	(1,306,769)
Adjustments to net assets allocated to contracts in payout period	(55)	-	(6,223)	-	-
Increase (decrease) in net assets from contract transactions	(101,237)	(721,556)	(296,407)	(320,350)	1,379,560
Increase (decrease) in net assets	(346,429)	(1,808,338)	(428,428)	(661,922)	(8,979,546)
Net assets at beginning of period	1,707,605	7,920,738	1,753,324	4,031,814	121,336,298
Net assets at end of period	$1,361,176	$6,112,400	$1,324,896	$3,369,892	$112,356,752
Beginning units	104,137	562,691	45,860	176,548	9,363,132
Units issued	2,699	76,042	1,759	11,174	970,639
Units redeemed	(8,864)	(119,836)	(9,427)	(24,447)	(862,507)
Ending units	97,972	518,897	38,192	163,275	9,471,264

The accompanying Notes to Financial Statements are an integral part of this statement.

39

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA
			Putnam	Putnam	SAST SA
	SAST SA	SAST SA	International	International	Schroders
	PineBridge	PineBridge	Growth and	Growth and	VCP Global
	High-Yield	High-Yield	Income	Income	Allocation
	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$130,104	$506,009	$31,750	$120,062	$870,536
Mortality and expense risk and administrative charges	(27,051)	(98,974)	(19,788)	(84,515)	(856,403)
Net investment income (loss)	103,053	407,035	11,962	35,547	14,133
Net realized gain (loss)	(38,201)	(101,836)	(6,460)	85,950	104,114
Capital gain distribution from mutual funds	-	-	54,277	231,532	1,379,749
Change in unrealized appreciation (depreciation) of investments	156,314	534,054	165,068	567,097	8,352,849
Increase (decrease) in net assets from operations	221,166	839,253	224,847	920,126	9,850,845
From contract transactions:
Payments received from contract owners	-	162,513	590	116,962	2,909,557
Payments for contract benefits or terminations	(448,631)	(1,085,174)	(160,344)	(638,102)	(2,635,473)
Transfers between sub-accounts (including fixed account), net	(40,331)	330,147	24,922	(275,292)	880,032
Contract maintenance charges	(437)	(41,899)	(307)	(34,417)	(793,150)
Adjustments to net assets allocated to contracts in payout period	797	(38)	464	-	-
Increase (decrease) in net assets from contract transactions	(488,602)	(634,451)	(134,675)	(830,849)	360,966

Increase in net assets from separate account merger	-	-	228,106	-	-
Increase (decrease) in net assets	(267,436)	204,802	318,278	89,277	10,211,811
Net assets at beginning of period	1,789,815	6,832,908	1,224,245	5,480,428	56,978,066
Net assets at end of period	$1,522,379	$7,037,710	$1,542,523	$5,569,705	$67,189,877
Beginning units	57,458	402,170	82,754	459,796	5,251,588
Units issued	267	48,694	3,454	32,777	440,200
Units redeemed	(14,530)	(80,555)	(11,674)	(91,225)	(413,459)
Units transferred in from separate account merger	-	-	13,198	-	-
Ending units	43,195	370,309	87,732	401,348	5,278,329
For the Year Ended December 31, 2018
From operations:
Dividends	$132,883	$507,939	$44,203	$178,525	$1,261,289
Mortality and expense risk and administrative charges	(30,969)	(112,385)	(22,290)	(102,611)	(842,527)
Net investment income (loss)	101,914	395,554	21,913	75,914	418,762
Net realized gain (loss)	(16,142)	(38,139)	9,961	349,512	486,453
Capital gain distribution from mutual funds	-	-	-	-	4,663,530
Change in unrealized appreciation (depreciation) of investments	(190,222)	(772,011)	(315,942)	(1,698,532)	(12,030,837)
Increase (decrease) in net assets from operations	(104,450)	(414,596)	(284,068)	(1,273,106)	(6,462,092)
From contract transactions:
Payments received from contract owners	5,250	253,427	6,006	187,052	6,155,070
Payments for contract benefits or terminations	(206,451)	(878,168)	(125,520)	(1,026,569)	(2,588,765)
Transfers between sub-accounts (including fixed account), net	(123,021)	(246,574)	59,911	235,343	1,260,449
Contract maintenance charges	(550)	(40,298)	(341)	(40,257)	(665,821)
Adjustments to net assets allocated to contracts in payout period	875	43	882	-	-
Increase (decrease) in net assets from contract transactions	(323,897)	(911,570)	(59,062)	(644,431)	4,160,933
Increase (decrease) in net assets	(428,347)	(1,326,166)	(343,130)	(1,917,537)	(2,301,159)
Net assets at beginning of period	2,218,162	8,159,074	1,567,375	7,397,965	59,279,225
Net assets at end of period	$1,789,815	$6,832,908	$1,224,245	$5,480,428	$56,978,066
Beginning units	67,406	447,759	85,934	489,393	4,904,265
Units issued	284	71,100	4,156	68,304	837,986
Units redeemed	(10,232)	(116,689)	(7,336)	(97,901)	(490,663)
Ending units	57,458	402,170	82,754	459,796	5,251,588

The accompanying Notes to Financial Statements are an integral part of this statement.

40

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA T.
		Rowe Price	SAST SA T.
	SAST SA	Asset	Rowe Price	SAST SA	SAST SA
	Small Cap	Allocation	VCP	Templeton	VCP Dynamic
	Index	Growth	Balanced	Foreign Value	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$118,791	$1,790,215	$16,129	$-
Mortality and expense risk and administrative charges	(3,488)	(123,966)	(1,676,583)	(291,259)	(13,382,466)
Net investment income (loss)	(3,488)	(5,175)	113,632	(275,130)	(13,382,466)
Net realized gain (loss)	(628)	52,069	895,068	68,801	4,840,496
Capital gain distribution from mutual funds	-	94,332	4,168,994	-	35,754,007
Change in unrealized appreciation (depreciation) of investments	59,461	1,668,470	17,529,013	2,092,916	129,331,774
Increase (decrease) in net assets from operations	55,345	1,809,696	22,706,707	1,886,587	156,543,811
From contract transactions:
Payments received from contract owners	640,820	7,474,266	10,126,713	166,723	16,958,341
Payments for contract benefits or terminations	(1,331)	(502,667)	(4,954,355)	(2,190,906)	(64,545,216)
Transfers between sub-accounts (including fixed account), net	22,504	1,090,010	4,412,502	866,130	(5,915,277)
Contract maintenance charges	(1,511)	(125,347)	(1,540,813)	(173,930)	(12,895,909)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(87)	494
Increase (decrease) in net assets from contract transactions	660,482	7,936,262	8,044,047	(1,332,070)	(66,397,567)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	715,827	9,745,958	30,750,754	554,517	90,146,244
Net assets at beginning of period	35,292	5,357,074	106,803,345	19,000,017	861,416,090
Net assets at end of period	$751,119	$15,103,032	$137,554,099	$19,554,534	$951,562,334
Beginning units	3,999	559,598	9,388,068	1,581,049	65,969,161
Units issued	67,309	829,144	1,458,029	155,036	3,695,927
Units redeemed	(2,071)	(103,270)	(824,077)	(254,586)	(8,304,519)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	69,237	1,285,472	10,022,020	1,481,499	61,360,569
For the Year Ended December 31, 2018
From operations:
Dividends	$168	$37,962	$2,792,146	$932,832	$34,523,744
Mortality and expense risk and administrative charges	(233)	(37,423)	(1,610,869)	(337,314)	(13,708,416)
Net investment income (loss)	(65)	539	1,181,277	595,518	20,815,328
Net realized gain (loss)	-	(3,223)	3,490,728	545,231	18,574,308
Capital gain distribution from mutual funds	1,274	18,606	7,639,655	464,070	103,751,220
Change in unrealized appreciation (depreciation) of investments	(7,272)	(425,738)	(21,769,233)	(5,618,148)	(220,748,562)
Increase (decrease) in net assets from operations	(6,063)	(409,816)	(9,457,573)	(4,013,329)	(77,607,706)
From contract transactions:
Payments received from contract owners	30,162	4,949,119	18,265,191	92,419	18,690,818
Payments for contract benefits or terminations	-	(74,963)	(5,502,849)	(2,551,888)	(54,819,825)
Transfers between sub-accounts (including fixed account), net	11,193	783,889	(5,849,261)	1,532,380	26,089,465
Contract maintenance charges	-	(34,696)	(1,267,897)	(164,612)	(10,762,097)
Adjustments to net assets allocated to contracts in payout period	-	-	-	275	-
Increase (decrease) in net assets from contract transactions	41,355	5,623,349	5,645,184	(1,091,426)	(20,801,639)
Increase (decrease) in net assets	35,292	5,213,533	(3,812,389)	(5,104,755)	(98,409,345)
Net assets at beginning of period	-	143,541	110,615,734	24,104,772	959,825,435
Net assets at end of period	$35,292	$5,357,074	$106,803,345	$19,000,017	$861,416,090
Beginning units	-	13,952	8,914,698	1,638,818	67,549,971
Units issued	4,026	572,499	2,341,632	171,001	7,131,771
Units redeemed	(27)	(26,853)	(1,868,262)	(228,770)	(8,712,581)
Ending units	3,999	559,598	9,388,068	1,581,049	65,969,161

The accompanying Notes to Financial Statements are an integral part of this statement.

41

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA	SAST SA
	SAST SA	SAST SA	WellsCap	WellsCap	WellsCap
	VCP Dynamic	VCP Index	Aggressive	Aggressive	Fundamental
	Strategy	Allocation	Growth	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$21,407	$-	$-	$-
Mortality and expense risk and administrative charges	(8,225,343)	(371,816)	(24,594)	(42,187)	-
Net investment income (loss)	(8,225,343)	(350,409)	(24,594)	(42,187)	-
Net realized gain (loss)	2,255,900	24,749	104,529	247,428	-
Capital gain distribution from mutual funds	18,554,372	207,301	99,604	176,428	-
Change in unrealized appreciation (depreciation) of investments	79,122,107	5,156,133	289,796	444,698	-
Increase (decrease) in net assets from operations	91,707,036	5,037,774	469,335	826,367	-
From contract transactions:
Payments received from contract owners	8,553,367	11,666,973	3,840	260,333	-
Payments for contract benefits or terminations	(40,667,227)	(898,408)	(137,262)	(302,219)	-
Transfers between sub-accounts (including fixed account), net	(1,817,321)	2,883,196	53,727	(420,794)	-
Contract maintenance charges	(7,955,876)	(335,595)	(605)	(14,712)	-
Adjustments to net assets allocated to contracts in payout period	470	-	778	2	-
Increase (decrease) in net assets from contract transactions	(41,886,587)	13,316,166	(79,522)	(477,390)	-

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	49,820,449	18,353,940	389,813	348,977	-
Net assets at beginning of period	532,859,889	18,026,135	1,284,032	2,519,595	-
Net assets at end of period	$582,680,338	$36,380,075	$1,673,845	$2,868,572	$-
Beginning units	41,660,430	1,899,704	51,994	145,349	-
Units issued	2,173,599	1,527,933	3,729	22,499	-
Units redeemed	(5,158,161)	(268,762)	(6,305)	(45,462)	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	38,675,868	3,158,875	49,418	122,386	-
For the Year Ended December 31, 2018
From operations:
Dividends	$22,259,172	$468,725	$-	$-	$-
Mortality and expense risk and administrative charges	(8,694,542)	(114,359)	(23,249)	(42,627)	(29,768)
Net investment income (loss)	13,564,630	354,366	(23,249)	(42,627)	(29,768)
Net realized gain (loss)	9,688,005	(10,938)	68,580	152,436	(448,198)
Capital gain distribution from mutual funds	51,923,508	41,220	209,710	409,616	1,255,053
Change in unrealized appreciation (depreciation) of investments	(125,269,984)	(2,301,112)	(365,505)	(774,304)	(509,761)
Increase (decrease) in net assets from operations	(50,093,841)	(1,916,464)	(110,464)	(254,879)	267,326
From contract transactions:
Payments received from contract owners	13,272,859	12,365,647	3,840	78,713	1,255
Payments for contract benefits or terminations	(37,998,440)	(160,395)	(119,124)	(197,519)	(131,391)
Transfers between sub-accounts (including fixed account), net	3,502,710	7,077,796	4,511	468,884	(2,407,343)
Contract maintenance charges	(6,822,997)	(94,246)	(647)	(12,395)	(652)
Adjustments to net assets allocated to contracts in payout period	-	-	675	-	(247)
Increase (decrease) in net assets from contract transactions	(28,045,868)	19,188,802	(110,745)	337,683	(2,538,378)
Increase (decrease) in net assets	(78,139,709)	17,272,338	(221,209)	82,804	(2,271,052)
Net assets at beginning of period	610,999,598	753,797	1,505,241	2,436,791	2,271,052
Net assets at end of period	$532,859,889	$18,026,135	$1,284,032	$2,519,595	$-
Beginning units	43,732,270	72,560	55,955	130,005	62,000
Units issued	3,478,037	1,941,093	529	32,838	1,096
Units redeemed	(5,549,877)	(113,949)	(4,490)	(17,494)	(63,096)
Ending units	41,660,430	1,899,704	51,994	145,349	-

The accompanying Notes to Financial Statements are an integral part of this statement.

42

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	WellsCap	VALIC
	Fundamental	Company I	VALIC	VALIC	VALIC
	Growth	International	Company I	Company I	Company I
	Portfolio	Equities Index	Mid Cap	Nasdaq-100	Small Cap
	Class 3	Fund	Index Fund	Index Fund	Index Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$5,299	$11,176	$818	$2,589
Mortality and expense risk and administrative charges	-	(1,860)	(9,532)	(2,477)	(3,226)
Net investment income (loss)	-	3,439	1,644	(1,659)	(637)
Net realized gain (loss)	-	438	1,007	5,189	733
Capital gain distribution from mutual funds	-	-	77,812	2,873	19,268
Change in unrealized appreciation (depreciation) of investments	-	24,432	93,528	56,742	31,549
Increase (decrease) in net assets from operations	-	28,309	173,991	63,145	50,913
From contract transactions:
Payments received from contract owners	-	-	-	-	42,737
Payments for contract benefits or terminations	-	(4,695)	(14,975)	(505)	(6,077)
Transfers between sub-accounts (including fixed account), net	-	1,025	(7,146)	(13,950)	(3,358)
Contract maintenance charges	-	(34)	(77)	(34)	(35)
Increase (decrease) in net assets from contract transactions	-	(3,704)	(22,198)	(14,489)	33,267

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	-	24,605	151,793	48,656	84,180
Net assets at beginning of period	-	143,905	723,112	173,603	206,849
Net assets at end of period	$-	$168,510	$874,905	$222,259	$291,029
Beginning units	-	14,672	59,934	11,636	17,426
Units issued	-	147	508	20	3,659
Units redeemed	-	(508)	(2,125)	(761)	(903)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	14,311	58,317	10,895	20,182
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$3,157	$7,829	$955	$2,166
Mortality and expense risk and administrative charges	(38,440)	(1,937)	(9,302)	(2,383)	(2,890)
Net investment income (loss)	(38,440)	1,220	(1,473)	(1,428)	(724)
Net realized gain (loss)	(271,263)	986	20,653	9,470	2,530
Capital gain distribution from mutual funds	1,462,443	-	46,250	8,298	12,260
Change in unrealized appreciation (depreciation) of investments	(799,099)	(27,299)	(160,414)	(17,365)	(41,274)
Increase (decrease) in net assets from operations	353,641	(25,093)	(94,984)	(1,025)	(27,208)
From contract transactions:
Payments received from contract owners	21,762	12,793	64,472	4,940	22,872
Payments for contract benefits or terminations	(527,382)	(748)	(20,270)	(23,064)	(11,571)
Transfers between sub-accounts (including fixed account), net	(3,103,706)	(3,883)	(76,484)	18,513	7,044
Contract maintenance charges	(16,566)	(34)	(80)	(34)	(37)
Increase (decrease) in net assets from contract transactions	(3,625,892)	8,128	(32,362)	355	18,308
Increase (decrease) in net assets	(3,272,251)	(16,965)	(127,346)	(670)	(8,900)
Net assets at beginning of period	3,272,251	160,870	850,458	174,273	215,749
Net assets at end of period	$-	$143,905	$723,112	$173,603	$206,849
Beginning units	111,758	13,979	61,663	11,456	15,982
Units issued	8,172	1,476	12,299	2,123	2,460
Units redeemed	(119,930)	(783)	(14,028)	(1,943)	(1,016)
Ending units	-	14,672	59,934	11,636	17,426

The accompanying Notes to Financial Statements are an integral part of this statement.

43

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

VALIC
Company I
Stock Index
Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$17,962
Mortality and expense risk and administrative charges	(14,525)
Net investment income (loss)	3,437
Net realized gain (loss)	9,261
Capital gain distribution from mutual funds	25,855
Change in unrealized appreciation (depreciation) of investments	275,236
Increase (decrease) in net assets from operations	313,789
From contract transactions:
Payments received from contract owners	106,843
Payments for contract benefits or terminations	(24,040)
Transfers between sub-accounts (including fixed account), net	(33,625)
Contract maintenance charges	(103)
Increase (decrease) in net assets from contract transactions	49,075

Increase in net assets from separate account merger	-
Increase (decrease) in net assets	362,864
Net assets at beginning of period	1,037,307
Net assets at end of period	$1,400,171
Beginning units	80,062
Units issued	7,613
Units redeemed	(3,793)
Units transferred in from separate account merger	-
Ending units	83,882
For the Year Ended December 31, 2018
From operations:
Dividends	$18,323
Mortality and expense risk and administrative charges	(13,203)
Net investment income (loss)	5,120
Net realized gain (loss)	34,683
Capital gain distribution from mutual funds	40,110
Change in unrealized appreciation (depreciation) of investments	(130,839)
Increase (decrease) in net assets from operations	(50,926)
From contract transactions:
Payments received from contract owners	41,914
Payments for contract benefits or terminations	(27,928)
Transfers between sub-accounts (including fixed account), net	(177,519)
Contract maintenance charges	(102)
Increase (decrease) in net assets from contract transactions	(163,635)
Increase (decrease) in net assets	(214,561)
Net assets at beginning of period	1,251,868
Net assets at end of period	$1,037,307
Beginning units	90,938
Units issued	4,667
Units redeemed	(15,543)
Ending units	80,062

The accompanying Notes to Financial Statements are an integral part of this statement.

44

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.Organization

FS Variable Separate Account (the Separate Account) is a segregated investment account established by The United States Life Insurance Company in the City of New York (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

On November 29, 2019, USL Variable Annuity Account One ("FS VAA1") and Variable Annuity Account Two ("FS VAA2") of the Company merged into the Separate Account. Additional information can be found in Note 8.

The Separate Account includes the following variable annuity products:

FSA Advisor	Polaris II A-Class Platinum Series
ICAP II Variable Annuity	Polaris Platinum III
Polaris	Polaris Platinum O-Series
Polaris Advantage	Polaris Preferred Solution
Polaris Advantage II	Polaris Retirement Protector
Polaris Choice	Polaris Select Investor
Polaris Choice III	WM Diversified Strategies III
Polaris Choice IV	Vista Capital Advantage
Polaris II

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub- account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open- ended management investment companies and the names below them are the names of the sub- accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2019 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Global Small Capitalization Fund Class 4(z)
American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 2
American Funds IS Bond Fund Class 4	American Funds IS Growth Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Global Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4(h)
American Funds IS Global Growth Fund Class 4
Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 1	AST SA Wellington Government and Quality Bond Portfolio Class 3
AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 1(c)
AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Growth Portfolio Class 3(c)
AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 1(d)
AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Natural Resources Portfolio Class 3(d)
AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 1
AST SA Wellington Government and Quality Bond Portfolio Class 1	AST SA Wellington Strategic Multi-Asset Portfolio Class 3

45

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III(p)	BlackRock iShares Alternative Strategies VI Fund Class III(e)
BlackRock Global Allocation V.I. Fund Class III	BlackRock iShares Dynamic Fixed Income VI Fund Class III(k)
Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Emerging Markets Bond Fund Class 2(h)	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2(m)	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2(t)	FTVIP Templeton Global Bond VIP Fund Class 2
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Global Trends Allocation Fund Service Class	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class
Goldman Sachs VIT Government Money Market Fund Service Class	Goldman Sachs VIT Strategic Income Fund Advisor Class(f)
Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Value Fund Series II(h)	Invesco V.I. Equity and Income Fund Series II
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Ivy Variable Insurance Portfolios (Ivy VIP)
Ivy VIP Asset Strategy Class II(h)
Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Developing Growth Portfolio Class VC(u)	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC(v)
Lord Abbett Growth and Income Portfolio Class VC
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II
Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class(w)
Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1(r)	PVC Real Estate Securities Account Class 2(x)
PVC Diversified International Account Class 1(s)	PVC SAM Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Balanced Portfolio Class 2
PVC Government & High Quality Bond Account Class 1(s)	PVC SAM Conservative Growth Portfolio Class 2
PVC Income Account Class 2(r)	PVC SAM Flexible Income Portfolio Class 2
PVC LargeCap Growth Account Class 2(b)	PVC SAM Strategic Growth Portfolio Class 2
PVC LargeCap Growth Account I Class 1(b)	PVC Short-Term Income Account Class 1(s)
PVC MidCap Account Class 2	PVC SmallCap Account Class 2
PVC Principal Capital Appreciation Account Class 2
Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3(h)
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3

46

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)
SST SA Allocation Moderate Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3(h)
SST SA Columbia Focused Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3(y)
SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1(h)
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1(h)	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA Boston Company Capital Growth Portfolio Class 1(n)	SAST SA Large Cap Growth Index Portfolio Class 3(o)
SAST SA Boston Company Capital Growth Portfolio Class 3(n)	SAST SA Large Cap Index Portfolio Class 3(o)
SAST SA Columbia Technology Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3(o)
SAST SA Columbia Technology Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 3
SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3(o)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Federated Corporate Bond Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 1(i)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(h)	SAST SA MFS Telecom Utility Portfolio Class 3(i)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3(w)	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3(w)	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3
SAST SA Global Index Allocation 60-40 Portfolio Class 3(o)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Global Index Allocation 75-25 Portfolio Class 3(o)	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 90-10 Portfolio Class 3(o)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3(aa)	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3(g)
SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA WellsCap Fundamental Growth Portfolio Class 1(j)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3(j)

47

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(l)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund(h)(q)	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)The PVC Large Cap Growth Account, in operation for the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Large Cap Growth Account I, in operation for the period June 7, 2019 (commencement of operations) to December 31, 2019.

(c)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(d)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(e)For the period January 1, 2018 to August 31, 2018 (cessation of operations).

(f)For the period January 1, 2018 to April 30, 2018 (cessation of operations).

(g)For the periods May 17, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.

(h)Fund had no activity during the current year.

(i)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

(j)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(k)For the period January 1, 2018 to May 25, 2018 (cessation of operations).

(l)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-adviser to certain underlying mutual funds of VALIC Company I.

(m)Formerly Franklin Founding Funds Allocation VIP Fund.

(n)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(o)For the periods May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(p)Formerly BlackRock iShares Dynamic Allocation V.I. Fund.

(q)Formerly VALIC Company I Global Social Awareness Fund.

(r)The PVC Income Account, in operation for the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Core Plus Bond Account, in operation for the period June 7, 2019 (commencement of operations) to December 31, 2019.

(s)The PVC Diversified International Account, PVC Government & High Quality Bond Account and the PVC Short-term Income Account Class 2 shares were replaced with Class 1 shares on June 17, 2019.

(t)For the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to June 11, 2019.

(u)For the period December 30, 2019 to December 31, 2019.

(v)For the period September 27, 2019 to December 31, 2019.

(w)For the period October 07, 2019 (commencement of operations) to December 31, 2019.

(x)For the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to May 22, 2019.

(y)For the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to June 10, 2019.

(z)For the periods May 8, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.

(aa) For the periods January 18, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

48

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

∙Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

∙Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are

49

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2019 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2019, and respective hierarchy levels.

4.Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
FSA Advisor	1.52%
ICAP II Variable Annuity	1.40%
Polaris	1.52%
Polaris Advantage	1.65% or 1.90%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Choice	1.52% or 1.72%
Polaris Choice III	1.52% or 1.77%
Polaris Choice IV	1.65% or 1.90%
Polaris II	1.52%
Polaris II A-Class Platinum Series	0.85%
Polaris Platinum III	1.15%, 1.30%, 1.55% or 1.95%
Polaris Platinum O-Series	0.95% or 1.20%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55%, or 1.80%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies III	1.55% or 1.70%

*The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

50

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 5 percent is assessed on amount withdrawn in excess of free withdrawals for the ICAP II Variable Annuity and the maximum withdrawal charge of 6% is assessed on amounts withdrawn in excess of free withdrawal amounts for the Vista Capital Advantage product. For all other products, the maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor contract.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Dependingon the contract provisions, a transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Annuity Charge: There may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity

51

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.25 percent to 0.65 percent. This optional feature is offered under FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris II, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

∙MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

∙MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

52

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice
Polaris Choice III
Polaris II
Polaris II A-Class Platinum Series
Polaris Preferred Solution
WM Diversified Strategies III
MarketLock for Two	Polaris Choice	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III
Income Rewards	Polaris Choice	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Polaris II
Polaris II A-Class Platinum Series
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	FSA Polaris Advantage	0.65% to 0.95% for one covered person
	FSA Polaris Choice III	0.90% to 1.25% for two covered persons
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Choice III	1.10% to 1.35% for two covered persons
Polaris II
Polaris II A-Class Platinum Series
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Builder Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex and Polaris Income Builder Daily Flex Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

53

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Platinum O-Series
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons
Polaris Income Plus Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Plus Daily Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Builder Daily Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons

5.Purchases and Sales of Investments

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$130,615	$576,353
American Funds IS Asset Allocation Fund Class 4	135,238	4,546
American Funds IS Bond Fund Class 4	75,758	979
American Funds IS Capital Income Builder Class 4	5,917	30,510
American Funds IS Global Bond Fund Class 4	72,686	652
American Funds IS Global Growth Fund Class 2	502,410	1,126,797
American Funds IS Global Growth Fund Class 4	18,142	6,457
American Funds IS Global Small Capitalization Fund Class 4	124	278
American Funds IS Growth Fund Class 2	737,207	818,057
American Funds IS Growth Fund Class 4	127,625	48,666
American Funds IS Growth-Income Fund Class 2	866,480	934,784
American Funds IS Growth-Income Fund Class 4	156,097	5,740
AST SA BlackRock Multi-Asset Income Portfolio Class 1	-	153
AST SA BlackRock Multi-Asset Income Portfolio Class 3	2,314,656	234,742
AST SA PGI Asset Allocation Portfolio Class 1	188,447	388,363
AST SA PGI Asset Allocation Portfolio Class 3	569,964	653,651
AST SA Wellington Capital Appreciation Portfolio Class 1	1,663,087	1,140,656
AST SA Wellington Capital Appreciation Portfolio Class 3	7,700,235	6,396,786
AST SA Wellington Government and Quality Bond Portfolio Class 1	107,531	425,820
AST SA Wellington Government and Quality Bond Portfolio Class 3	6,101,731	6,547,936
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	-	88,948
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,017,730	341,240
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	23,033	1,408

54

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
BlackRock Global Allocation V.I. Fund Class III	$7,057	$2,076
Columbia VP Income Opportunities Fund Class 1	8,116	20,589
Columbia VP Large Cap Growth Fund Class 1	-	51,327
Columbia VP Limited Duration Credit Fund Class 2	2,253	209
FTVIP Franklin Allocation VIP Fund Class 2	1,258,119	1,248,498
FTVIP Franklin Income VIP Fund Class 2	2,163,607	2,323,926
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	-	90,755
FTVIP Franklin Rising Dividends VIP Fund Class 2	133,622	1,943
FTVIP Franklin Strategic Income VIP Fund Class 2	9,884	3,594
FTVIP Templeton Global Bond VIP Fund Class 2	110	30
Goldman Sachs VIT Global Trends Allocation Fund Service Class	2,245	422
Goldman Sachs VIT Government Money Market Fund Service Class	7,075,554	6,400,091
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	4,518	1,905
Invesco V.I. American Franchise Fund Series II	494,677	226,700
Invesco V.I. Balanced-Risk Allocation Fund Series II	5,462	6,398
Invesco V.I. Comstock Fund Series II	2,625,134	3,389,442
Invesco V.I. Equity and Income Fund Series II	2,593	416
Invesco V.I. Growth and Income Fund Series II	3,260,325	4,722,336
Lord Abbett Bond Debenture Portfolio Class VC	64,474	26,338
Lord Abbett Developing Growth Portfolio Class VC	106,827	4
Lord Abbett Fundamental Equity Portfolio Class VC	1,881	524
Lord Abbett Growth and Income Portfolio Class VC	1,069,557	1,774,427
Lord Abbett Mid Cap Stock Portfolio Class VC	7,607	98,332
Lord Abbett Short Duration Income Portfolio Class VC	236,263	24,420
Lord Abbett Total Return Portfolio Class VC	73,892	166
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,637	3,413
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	935	1,367
PIMCO All Asset Portfolio Advisor Class	368	182
PIMCO Dynamic Bond Portfolio Advisor Class	3,242	5,556
PIMCO Emerging Markets Bond Portfolio Advisor Class	45,067	25,804
PIMCO Total Return Portfolio Advisor Class	682,679	990
PVC Core Plus Bond Account Class 1	28,779	3,185
PVC Diversified International Account Class 1	1,339	18,574
PVC Equity Income Account Class 2	14,150	27,901
PVC Government & High Quality Bond Account Class 1	17	13
PVC Income Account Class 2	21,487	29,906
PVC LargeCap Growth Account Class 2	1,012	19,909
PVC LargeCap Growth Account I Class 1	4,068	381
PVC MidCap Account Class 2	124,887	59,199
PVC Principal Capital Appreciation Account Class 2	17,732	19,117
PVC Real Estate Securities Account Class 2	-	14,884
PVC SAM Balanced Portfolio Class 2	352,874	880,025
PVC SAM Conservative Balanced Portfolio Class 2	1,725	6,286
PVC SAM Conservative Growth Portfolio Class 2	59,497	98,962
PVC SAM Flexible Income Portfolio Class 2	6,845	18,402
PVC SAM Strategic Growth Portfolio Class 2	20,617	12,307
PVC Short-Term Income Account Class 1	2,327	21,344
PVC SmallCap Account Class 2	1,152	16,848
SST SA Allocation Balanced Portfolio Class 3	2,248,474	2,506,223
SST SA Allocation Growth Portfolio Class 3	4,137,371	850,914
SST SA Allocation Moderate Growth Portfolio Class 3	3,032,900	1,358,937
SST SA Allocation Moderate Portfolio Class 3	4,958,063	2,492,636
SST SA Columbia Focused Value Portfolio Class 3	95	50
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	21,022	5,550
SST SA Multi-Managed International Equity Portfolio Class 3	4,097	24,854
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	7,253	3,543
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	610	58
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	278	25,750
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	1,479,834	324,781
SST SA T. Rowe Price Growth Stock Portfolio Class 3	-	3,781
SST SA Wellington Real Return Portfolio Class 3	3,109,874	2,866,073
SAST SA AB Growth Portfolio Class 1	1,104,182	2,627,359
SAST SA AB Growth Portfolio Class 3	3,434,339	6,019,812

55

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA AB Small & Mid Cap Value Portfolio Class 3	$1,295,910	$3,547,441
SAST SA American Funds Asset Allocation Portfolio Class 3	28,994,374	3,095,465
SAST SA American Funds Global Growth Portfolio Class 3	3,120,081	4,850,749
SAST SA American Funds Growth Portfolio Class 3	3,103,495	4,373,018
SAST SA American Funds Growth-Income Portfolio Class 3	2,463,071	2,369,642
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	22,476,834	12,810,877
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	10,351,569	4,505,872
SAST SA Columbia Technology Portfolio Class 1	131,250	27,833
SAST SA Columbia Technology Portfolio Class 3	1,978,519	1,726,902
SAST SA DFA Ultra Short Bond Portfolio Class 1	118,025	133,491
SAST SA DFA Ultra Short Bond Portfolio Class 3	9,792,937	8,090,045
SAST SA Dogs of Wall Street Portfolio Class 1	125,330	353,039
SAST SA Dogs of Wall Street Portfolio Class 3	2,242,884	1,186,812
SAST SA Emerging Markets Equity Index Portfolio Class 3	94,964	7,296
SAST SA Federated Corporate Bond Portfolio Class 1	138,479	335,012
SAST SA Federated Corporate Bond Portfolio Class 3	9,456,621	7,489,354
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	64,700	539
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	27,245	445,316
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,098,411	2,691,222
SAST SA Fixed Income Index Portfolio Class 3	2,305,530	149,874
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,657,531	177,332
SAST SA Franklin Small Company Value Portfolio Class 3	2,120,789	2,231,940
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	21,595	130
SAST SA Global Index Allocation 60-40 Portfolio Class 3	2,828,583	268,670
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,361,509	94,748
SAST SA Global Index Allocation 90-10 Portfolio Class 3	5,431,930	816,575
SAST SA Goldman Sachs Global Bond Portfolio Class 1	12,404	102,110
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,715,500	2,911,666
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,439,565	416,739
SAST SA Index Allocation 60-40 Portfolio Class 3	7,195,567	897,391
SAST SA Index Allocation 80-20 Portfolio Class 3	14,332,229	1,261,383
SAST SA Index Allocation 90-10 Portfolio Class 3	20,920,132	3,053,904
SAST SA International Index Portfolio Class 3	187,153	12,614
SAST SA Invesco Growth Opportunities Portfolio Class 1	63,838	109,767
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,478,282	1,980,262
SAST SA Invesco VCP Equity-Income Portfolio Class 3	15,483,650	11,306,331
SAST SA Janus Focused Growth Portfolio Class 1	-	1,291
SAST SA Janus Focused Growth Portfolio Class 3	1,868,855	1,173,773
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	175,942	253,260
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	4,287,263	2,217,753
SAST SA JPMorgan Emerging Markets Portfolio Class 1	62,613	167,795
SAST SA JPMorgan Emerging Markets Portfolio Class 3	1,074,933	1,310,219
SAST SA JPMorgan Equity-Income Portfolio Class 1	590,367	1,853,505
SAST SA JPMorgan Equity-Income Portfolio Class 3	1,748,880	2,060,386
SAST SA JPMorgan Global Equities Portfolio Class 1	131,920	187,782
SAST SA JPMorgan Global Equities Portfolio Class 3	268,572	367,376
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	120,295	176,072
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,204,021	8,076,859
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	292,830	311,639
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,265,810	2,198,611
SAST SA Large Cap Growth Index Portfolio Class 3	362,104	52,656
SAST SA Large Cap Index Portfolio Class 3	750,380	223,321
SAST SA Large Cap Value Index Portfolio Class 3	601,571	54,905
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,340,084	1,343,093
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	2,473,926	3,716,366
SAST SA Legg Mason Tactical Opportunities Class 3	709,812	206,921
SAST SA MFS Blue Chip Growth Portfolio Class 1	72,941	84,777
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,042,895	1,663,910
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	335,125	552,586
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	2,041,468	3,535,487
SAST SA MFS Total Return Portfolio Class 1	195,690	457,592
SAST SA MFS Total Return Portfolio Class 3	2,678,939	1,299,111
SAST SA Mid Cap Index Portfolio Class 3	303,376	7,505

56

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Morgan Stanley International Equities Portfolio Class 1	$103,144	$217,227
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,272,457	1,236,617
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	177,437	194,456
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,287,178	858,314
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	7,181,067	10,729,740
SAST SA PineBridge High-Yield Bond Portfolio Class 1	135,081	520,630
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,323,918	1,551,335
SAST SA Putnam International Growth and Income Portfolio Class 1	128,672	197,108
SAST SA Putnam International Growth and Income Portfolio Class 3	715,821	1,279,590
SAST SA Schroders VCP Global Allocation Portfolio Class 3	6,152,496	4,397,648
SAST SA Small Cap Index Portfolio Class 3	681,022	24,027
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	8,991,163	965,744
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	20,491,672	8,164,998
SAST SA Templeton Foreign Value Portfolio Class 3	1,809,403	3,416,603
SAST SA VCP Dynamic Allocation Portfolio Class 3	67,566,830	111,592,856
SAST SA VCP Dynamic Strategy Portfolio Class 3	38,692,853	70,250,410
SAST SA VCP Index Allocation Portfolio Class 3	15,180,776	2,007,718
SAST SA WellsCap Aggressive Growth Portfolio Class 1	213,784	218,296
SAST SA WellsCap Aggressive Growth Portfolio Class 3	645,094	988,244
VALIC Company I International Equities Index Fund	6,425	6,691
VALIC Company I Mid Cap Index Fund	93,723	36,464
VALIC Company I Nasdaq-100 Index Fund	4,051	17,326
VALIC Company I Small Cap Index Fund	67,351	15,453
VALIC Company I Stock Index Fund	150,660	72,293

6.Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2019, follows:

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	46,239	33.78	35.53	1,641,104	1.78	0.85	1.20	19.79	20.21
American Funds IS Asset Allocation Fund Class 4	27,176		13.67	371,599	1.92		1.20		19.48
American Funds IS Bond Fund Class 4	10,558	10.75	10.88	114,336	3.04	0.95	1.20	7.78	8.05
American Funds IS Capital Income Builder Class 4	13,217	11.37	11.76	152,210	2.68	1.10	1.40	15.98	16.33
American Funds IS Global Bond Fund Class 4	9,694	10.49	10.61	102,492	1.37	0.95	1.20	6.25	6.52
American Funds IS Global Growth Fund Class 2	103,594	49.82	57.87	5,545,604	1.12	0.85	1.72	32.97	34.13
American Funds IS Global Growth Fund Class 4	20,922	14.73	14.90	308,306	0.97	0.95	1.20	33.27	33.60
American Funds IS Global Small Capitalization Fund Class 4	147		13.16	1,935	0.00		1.20		29.68
American Funds IS Growth Fund Class 2	113,118	52.01	60.42	6,201,405	0.75	0.85	1.72	28.54	29.67
American Funds IS Growth Fund Class 4	12,293		17.03	209,310	0.71		1.20		28.88
American Funds IS Growth-Income Fund Class 2	171,558	40.36	46.91	7,369,116	1.67	0.85	1.72	23.99	25.07
American Funds IS Growth-Income Fund Class 4	32,587	15.31	15.49	501,790	1.65	0.95	1.20	24.35	24.66
AST SA BlackRock Multi-Asset Income Portfolio Class 1	2,180		56.79	123,774	0.00		1.40		12.27
AST SA BlackRock Multi-Asset Income Portfolio Class 3	409,843	11.48	12.40	5,139,547	0.00	1.10	1.55	11.74	12.24
AST SA PGI Asset Allocation Portfolio Class 1	53,212		49.21	2,618,462	2.79		1.52		18.68
AST SA PGI Asset Allocation Portfolio Class 3	132,127	18.95	28.30	3,508,113	2.63	0.85	1.90	17.95	19.19
AST SA Wellington Capital Appreciation Portfolio Class 1	62,478	157.98	327.43	10,198,832	0.00	1.40	1.52	29.19	29.34
AST SA Wellington Capital Appreciation Portfolio Class 3	404,739	35.43	53.95	23,105,080	0.00	0.85	2.15	28.06	29.73
AST SA Wellington Government and Quality Bond Portfolio Class 1	87,679	22.45	52.72	2,021,013	2.47	1.40	1.52	5.70	5.83
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,187,927	11.79	18.63	32,411,328	2.36	0.85	2.15	4.78	6.15
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,414		72.33	174,579	0.00		1.40		17.42
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	229,612	12.03	12.19	2,780,992	0.00	1.15	1.55	17.05	17.52
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,334	12.31	12.82	79,943	2.25	1.10	1.40	19.54	19.90
BlackRock Global Allocation V.I. Fund Class III	8,298	11.50	11.94	97,299	1.30	1.10	1.40	16.12	16.47
Columbia VP Income Opportunities Fund Class 1	3,524	27.16	28.45	97,843	4.77	1.52	1.77	14.43	14.71
Columbia VP Large Cap Growth Fund Class 1	24,436	16.56	16.71	407,820	0.00	1.52	1.77	33.52	33.85
Columbia VP Limited Duration Credit Fund Class 2	1,728		10.48	18,119	2.15		1.10		6.29
FTVIP Franklin Allocation VIP Fund Class 2	234,018	14.29	16.20	3,519,937	3.94	0.85	1.90	17.60	18.84
FTVIP Franklin Income VIP Fund Class 2	905,628	15.39	17.48	14,798,219	5.36	0.85	1.90	13.87	15.08
FTVIP Franklin Rising Dividends VIP Fund Class 2	8,667	15.46	15.64	134,202	1.85	0.95	1.20	27.69	28.01
FTVIP Franklin Strategic Income VIP Fund Class 2	7,518	10.39	10.69	80,091	4.92	1.10	1.40	6.55	6.87
FTVIP Templeton Global Bond VIP Fund Class 2	158		9.76	1,541	7.14		1.20		0.80
Goldman Sachs VIT Global Trends Allocation Fund Service Class	3,504		11.47	40,177	1.50		1.10		10.71

57

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Goldman Sachs VIT Government Money Market Fund Service Class	638,789	9.69	9.98	6,311,860	1.78	1.10	1.90	-0.04	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	6,690	9.08	9.40	61,063	2.55	1.10	1.40	7.09	7.42
Invesco V.I. American Franchise Fund Series II	56,671	28.14	30.16	1,629,994	0.00	0.85	1.90	33.86	35.27
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,437		12.08	210,683	0.00		1.10		13.63
Invesco V.I. Comstock Fund Series II	615,579	18.85	29.69	13,788,202	1.67	0.85	2.15	22.28	23.88
Invesco V.I. Equity and Income Fund Series II	2,307		12.43	28,685	2.38		1.20		18.58
Invesco V.I. Growth and Income Fund Series II	885,350	18.81	32.36	20,941,476	1.54	0.85	2.15	22.19	23.79
Lord Abbett Bond Debenture Portfolio Class VC	10,953	11.93	12.07	131,340	4.42	0.95	1.20	12.00	12.28
Lord Abbett Developing Growth Portfolio Class VC	7,436		14.39	106,967	0.00		1.20		30.19
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		13.75	51,345	1.32		1.10		20.19
Lord Abbett Growth and Income Portfolio Class VC	415,347	16.60	26.07	8,517,940	1.60	0.85	2.15	19.89	21.46
Lord Abbett Mid Cap Stock Portfolio Class VC	4,832	25.54	26.88	129,224	0.71	0.85	1.20	21.18	21.60
Lord Abbett Short Duration Income Portfolio Class VC	38,467	10.30	10.64	404,451	4.47	1.10	1.70	3.28	3.91
Lord Abbett Total Return Portfolio Class VC	6,595		10.93	72,105	2.54		0.95		7.38
Morgan Stanley VIF Global Infrastructure Portfolio Class II	6,978	11.53	12.56	83,788	2.57	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	4,199		10.07	42,292	0.16		1.40		13.66
PIMCO All Asset Portfolio Advisor Class	1,197		11.32	13,548	2.85		1.40		10.19
PIMCO Dynamic Bond Portfolio Advisor Class	2,698		10.61	28,621	4.47		1.40		3.37
PIMCO Emerging Markets Bond Portfolio Advisor Class	4,580	11.99	12.28	51,557	3.96	1.10	1.40	13.05	13.39
PIMCO Total Return Portfolio Advisor Class	68,386	9.88	10.00	679,994	0.20	1.15	1.80	-1.23	-1.08
PVC Core Plus Bond Account Class 1	2,499	10.28	10.29	25,705	3.30	1.55	1.70	2.85	2.94
PVC Diversified International Account Class 1	2,363	8.36	8.62	20,133	1.16	1.55	1.70	20.46	20.64
PVC Equity Income Account Class 2	15,527	21.69	22.29	343,318	1.72	1.55	1.70	26.61	26.80
PVC Government & High Quality Bond Account Class 1	73	8.20	8.42	602	2.71	1.55	1.70	4.56	4.71
PVC Income Account Class 2	-	10.54	10.82	-	74.22	1.55	1.70	3.79	3.86
PVC LargeCap Growth Account Class 2	-		14.38	-	0.00		1.55		14.79
PVC LargeCap Growth Account I Class 1	340		11.42	3,881	0.05		1.55		14.16
PVC MidCap Account Class 2	30,781	31.19	31.94	962,439	0.05	1.55	1.70	40.32	40.53
PVC Principal Capital Appreciation Account Class 2	5,898	30.09	30.92	179,245	1.45	1.55	1.70	29.87	30.07
PVC SAM Balanced Portfolio Class 2	346,538	17.03	17.85	6,009,868	2.30	1.52	1.77	17.64	17.93
PVC SAM Conservative Balanced Portfolio Class 2	2,842	11.54	11.83	32,793	2.95	1.55	1.70	13.72	13.89
PVC SAM Conservative Growth Portfolio Class 2	34,276	18.82	19.60	667,955	1.77	1.55	1.77	21.51	21.78
PVC SAM Flexible Income Portfolio Class 2	7,607	12.61	12.95	96,560	3.16	1.55	1.70	11.07	11.23
PVC SAM Strategic Growth Portfolio Class 2	15,559	21.34	21.92	340,118	1.34	1.55	1.70	24.99	25.18
PVC Short-Term Income Account Class 1	3,524	7.41	7.61	26,759	3.37	1.55	1.70	2.95	3.10
PVC SmallCap Account Class 2	491		14.64	7,181	0.05		1.55		25.17
SST SA Allocation Balanced Portfolio Class 3	896,753	15.95	17.55	15,156,281	1.60	1.15	1.90	13.84	14.70
SST SA Allocation Growth Portfolio Class 3	520,854	12.32	17.85	10,049,625	0.01	1.00	1.95	21.12	22.28
SST SA Allocation Moderate Growth Portfolio Class 3	872,294	12.02	16.89	15,455,456	1.51	1.00	1.90	18.34	19.41
SST SA Allocation Moderate Portfolio Class 3	983,643	11.30	16.30	17,222,636	1.58	0.95	2.15	16.22	17.62
SST SA Columbia Focused Value Portfolio Class 3	332		15.15	5,032	0.46		1.10		25.06
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,842	10.73	10.99	161,928	2.93	1.10	1.40	7.81	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	2,961	11.60	11.61	34,365	2.29	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,160	16.30	17.36	53,725	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		17.16	5,779	0.00		1.10		34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		13.43	4,526	0.30		1.10		23.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	356,378	12.85	13.02	4,618,996	1.31	1.15	1.55	17.96	18.44
SST SA Wellington Real Return Portfolio Class 3	1,784,567	10.90	12.55	20,789,922	0.33	0.85	2.15	3.29	4.64
SAST SA AB Growth Portfolio Class 1	214,281	11.89	107.02	18,377,037	0.00	1.40	1.52	32.84	33.00
SAST SA AB Growth Portfolio Class 3	376,817	27.89	31.70	21,677,683	0.00	0.85	1.90	32.01	33.41
SAST SA AB Small & Mid Cap Value Portfolio Class 3	756,384	21.56	23.80	20,643,251	0.00	0.85	2.15	17.17	18.71
SAST SA American Funds Asset Allocation Portfolio Class 3	3,754,306	15.83	18.84	75,971,292	1.94	1.00	1.90	18.63	19.70
SAST SA American Funds Global Growth Portfolio Class 3	760,020	18.66	23.07	18,712,711	0.80	1.10	2.15	32.06	33.45
SAST SA American Funds Growth Portfolio Class 3	665,102	22.08	25.36	18,053,532	0.00	1.10	2.15	27.62	28.97
SAST SA American Funds Growth-Income Portfolio Class 3	694,728	20.07	22.02	15,946,487	0.00	1.00	2.15	23.08	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,695,850	11.84	14.47	194,206,405	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,658,013	11.82	12.29	81,155,574	0.83	1.15	2.15	13.23	14.36
SAST SA Columbia Technology Portfolio Class 1	57,015		8.47	482,777	0.00		1.52		53.30
SAST SA Columbia Technology Portfolio Class 3	264,512	8.65	34.68	4,668,643	0.00	0.95	1.90	52.18	53.63
SAST SA DFA Ultra Short Bond Portfolio Class 1	100,022	11.97	12.20	1,197,783	1.92	1.40	1.52	0.73	0.85
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,460,443	8.30	10.85	13,781,367	1.84	0.85	1.90	0.07	1.13
SAST SA Dogs of Wall Street Portfolio Class 1	25,251		37.39	944,184	2.47		1.52		22.90
SAST SA Dogs of Wall Street Portfolio Class 3	313,762	28.57	46.75	9,453,484	2.43	0.85	2.15	21.86	23.45
SAST SA Emerging Markets Equity Index Portfolio Class 3	12,908	9.91	9.98	128,286	0.00	1.15	1.55	16.56	17.03
SAST SA Federated Corporate Bond Portfolio Class 1	59,797		33.87	2,025,249	5.30		1.52		13.14
SAST SA Federated Corporate Bond Portfolio Class 3	2,294,983	17.45	29.38	47,382,219	5.04	0.85	2.15	12.16	13.62
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	6,024	11.08	11.09	66,745	0.30	1.15	1.30	10.76	10.87
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,156		42.97	780,176	2.02		1.52		24.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	452,291	13.67	54.97	9,600,751	1.99	0.85	2.15	23.28	24.90
SAST SA Fixed Income Index Portfolio Class 3	267,929	10.41	10.56	2,814,180	0.24	1.15	1.80	6.86	7.56
SAST SA Fixed Income Intermediate Index Portfolio Class 3	199,001	10.16	10.31	2,041,252	0.20	1.15	1.80	4.09	4.77
SAST SA Franklin Small Company Value Portfolio Class 3	469,845	19.15	20.68	9,326,380	0.70	0.85	2.15	23.50	25.11

58

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	2,030		10.82	21,968	0.32		1.30		8.22
SAST SA Global Index Allocation 60-40 Portfolio Class 3	355,651	10.82	10.89	3,863,315	0.00	1.15	1.55	16.06	16.52
SAST SA Global Index Allocation 75-25 Portfolio Class 3	248,357	10.83	10.93	2,702,965	0.00	1.00	1.55	18.53	19.18
SAST SA Global Index Allocation 90-10 Portfolio Class 3	1,139,009	10.82	10.92	12,379,747	0.00	1.00	1.55	21.11	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	34,670		22.99	796,888	0.00		1.52		5.25
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,662,122	11.66	18.05	22,035,852	0.00	0.85	2.15	4.34	5.71
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	240,774	10.84	10.94	2,622,236	2.38	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60-40 Portfolio Class 3	1,516,011	12.04	12.23	18,448,775	0.00	1.15	1.70	17.55	18.20
SAST SA Index Allocation 80-20 Portfolio Class 3	3,008,962	12.59	12.80	38,181,261	0.00	1.00	1.55	21.75	22.42
SAST SA Index Allocation 90-10 Portfolio Class 3	4,553,839	12.79	13.05	58,915,342	0.00	1.00	1.70	23.42	24.28
SAST SA International Index Portfolio Class 3	29,639	10.38	10.48	309,198	0.07	1.15	1.55	18.99	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	18,035		13.85	249,833	0.00		1.52		27.03
SAST SA Invesco Growth Opportunities Portfolio Class 3	380,506	14.61	23.97	7,221,979	0.00	0.85	2.15	25.96	27.60
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,456,024	12.93	14.01	169,170,895	1.50	0.95	2.15	14.47	15.85
SAST SA Janus Focused Growth Portfolio Class 1	31,220		30.74	959,625	0.00		1.40		34.32
SAST SA Janus Focused Growth Portfolio Class 3	252,860	24.82	27.09	6,902,953	0.00	0.85	2.15	33.06	34.80
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	76,633		30.29	2,321,507	2.19		1.52		17.18
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	857,270	18.06	19.01	16,745,656	2.16	0.85	1.90	16.49	17.71
SAST SA JPMorgan Emerging Markets Portfolio Class 1	56,119		21.33	1,196,929	2.91		1.52		19.31
SAST SA JPMorgan Emerging Markets Portfolio Class 3	440,549	11.84	28.08	6,821,332	2.78	0.85	2.15	18.23	19.78
SAST SA JPMorgan Equity-Income Portfolio Class 1	88,743		70.91	6,292,566	2.40		1.52		25.24
SAST SA JPMorgan Equity-Income Portfolio Class 3	426,960	21.59	24.48	10,759,629	2.31	0.85	2.15	24.14	25.76
SAST SA JPMorgan Global Equities Portfolio Class 1	35,201		35.24	1,240,545	2.26		1.52		18.08
SAST SA JPMorgan Global Equities Portfolio Class 3	92,657	14.81	14.96	1,862,787	2.05	1.10	1.90	17.32	18.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	35,678		31.15	1,111,240	2.95		1.52		7.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,206,094	13.71	22.65	51,820,188	2.75	0.85	2.15	6.72	8.11
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	67,158		32.50	2,182,482	0.00		1.52		37.47
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	297,130	27.97	29.60	9,256,489	0.00	0.85	2.15	36.29	38.07
SAST SA Large Cap Growth Index Portfolio Class 3	33,155	12.28	12.36	408,402	0.01	1.15	1.55	28.39	28.91
SAST SA Large Cap Index Portfolio Class 3	128,745	12.61	12.72	1,631,693	0.02	1.15	1.55	28.61	29.12
SAST SA Large Cap Value Index Portfolio Class 3	58,366	11.99	12.07	701,946	0.03	1.15	1.55	29.22	29.74
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	182,258	77.61	79.12	14,164,204	2.03	1.40	1.52	23.79	23.94
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	619,394	19.56	32.78	20,130,470	1.86	0.85	2.15	22.72	24.32
SAST SA Legg Mason Tactical Opportunities Class 3	162,633	11.08	11.18	1,809,556	1.67	1.15	1.55	16.47	16.94
SAST SA MFS Blue Chip Growth Portfolio Class 1	44,209		15.60	689,461	0.61		1.52		30.23
SAST SA MFS Blue Chip Growth Portfolio Class 3	319,918	15.82	24.03	6,837,180	0.36	0.85	1.90	29.39	30.75
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	45,435		58.10	2,639,689	0.89		1.52		29.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	482,194	24.01	28.69	14,680,834	0.64	0.85	2.15	28.70	30.39
SAST SA MFS Total Return Portfolio Class 1	70,480	49.46	50.42	3,492,997	2.25	1.40	1.52	18.54	18.69
SAST SA MFS Total Return Portfolio Class 3	562,337	17.31	29.68	12,686,615	2.29	0.85	1.90	17.80	19.04
SAST SA Mid Cap Index Portfolio Class 3	32,481	11.17	11.27	365,345	0.00	1.15	1.55	23.27	23.76
SAST SA Morgan Stanley International Equities Portfolio Class 1	86,169		16.51	1,422,397	2.54		1.52		18.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	503,306	11.20	11.73	6,937,122	2.37	0.85	2.15	17.64	19.18
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	34,137		45.07	1,538,669	1.24		1.52		29.93
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	168,601	21.32	30.55	4,365,562	1.03	0.85	2.15	28.78	30.46
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,278,213	11.80	13.23	128,965,209	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	43,195		35.24	1,522,379	7.86		1.52		13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 3	370,309	15.71	26.52	7,037,710	7.30	0.85	2.15	12.03	13.49
SAST SA Putnam International Growth and Income Portfolio Class 1	87,732	17.53	17.87	1,542,523	2.30	1.40	1.52	18.51	18.65
SAST SA Putnam International Growth and Income Portfolio Class 3	401,348	9.50	14.84	5,569,705	2.17	0.85	1.90	17.77	19.01
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,278,329	12.46	12.84	67,189,877	1.40	1.15	1.90	16.68	17.56
SAST SA Small Cap Index Portfolio Class 3	69,237	10.79	10.89	751,119	0.00	1.15	1.55	22.59	23.08
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,285,472	11.64	11.79	15,103,032	1.16	1.10	1.70	22.16	22.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,022,020	13.30	13.95	137,554,099	1.47	0.95	2.15	19.67	21.12
SAST SA Templeton Foreign Value Portfolio Class 3	1,481,499	10.21	11.88	19,554,534	0.08	0.85	2.15	9.52	10.95
SAST SA VCP Dynamic Allocation Portfolio Class 3	61,360,569	14.66	16.12	951,562,334	0.00	0.95	2.15	17.83	19.26
SAST SA VCP Dynamic Strategy Portfolio Class 3	38,675,868	14.29	15.40	582,680,338	0.00	1.15	2.15	16.87	18.04
SAST SA VCP Index Allocation Portfolio Class 3	3,158,875	11.46	11.60	36,380,075	0.08	1.00	1.55	21.10	21.77
SAST SA WellsCap Aggressive Growth Portfolio Class 1	49,418		33.87	1,673,845	0.00		1.52		37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 3	122,386	20.09	22.04	2,868,572	0.00	0.85	1.90	36.32	37.76
VALIC Company I International Equities Index Fund	14,311	11.77	11.79	168,510	3.39	1.10	1.40	19.61	19.97
VALIC Company I Mid Cap Index Fund	58,317	13.23	15.22	874,905	1.40	1.10	1.70	23.59	24.34
VALIC Company I Nasdaq-100 Index Fund	10,895	18.30	21.01	222,259	0.41	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	20,182	12.87	15.24	291,029	1.04	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	83,882	15.28	16.92	1,400,171	1.47	1.10	1.70	28.88	29.66

59

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	63,083	28.20	29.56	1,862,877	1.63	0.85	1.20	-5.75	-5.42
American Funds IS Asset Allocation Fund Class 4	17,906		11.44	204,913	1.63		1.20		-5.97
American Funds IS Bond Fund Class 4	3,811		9.97	38,014	2.29		1.20		-2.07
American Funds IS Capital Income Builder Class 4	15,691	9.55	10.11	155,822	3.02	1.10	1.70	-8.82	-8.27
American Funds IS Global Bond Fund Class 4	2,910		9.87	28,722	1.96		1.20		-2.79
American Funds IS Global Growth Fund Class 2	122,767	37.46	43.14	4,912,786	0.68	0.85	1.72	-10.60	-9.82
American Funds IS Global Growth Fund Class 4	21,142	11.05	11.15	233,769	0.54	0.95	1.20	-10.33	-10.10
American Funds IS Global Small Capitalization Fund Class 4	167		10.14	1,690	0.00		1.20		-11.88
American Funds IS Growth Fund Class 2	126,476	40.46	46.60	5,377,163	0.44	0.85	1.72	-1.96	-1.10
American Funds IS Growth Fund Class 4	7,346		13.21	97,042	0.30		1.20		-1.70
American Funds IS Growth-Income Fund Class 2	192,179	32.55	37.50	6,631,844	1.40	0.85	1.72	-3.47	-2.62
American Funds IS Growth-Income Fund Class 4	24,329	12.31	12.42	301,356	1.32	0.95	1.20	-3.23	-2.97
AST SA BlackRock Multi-Asset Income Portfolio Class 3	235,716	10.23	11.10	2,630,870	7.25	1.10	1.55	-5.48	-5.05
AST SA PGI Asset Allocation Portfolio Class 1	60,654		41.46	2,514,834	2.58		1.52		-5.99
AST SA PGI Asset Allocation Portfolio Class 3	136,660	16.07	23.75	3,212,079	2.35	0.85	1.90	-6.57	-5.57
AST SA Wellington Capital Appreciation Portfolio Class 1	66,350		122.29	8,113,652	0.00		1.52		-2.26
AST SA Wellington Capital Appreciation Portfolio Class 3	436,090	27.66	41.58	19,791,603	0.00	0.85	2.15	-3.11	-1.83
AST SA Wellington Government and Quality Bond Portfolio Class 1	101,174		21.23	2,148,356	2.07		1.52		-1.46
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,228,564	11.25	17.55	31,444,499	1.82	0.85	2.15	-2.34	-1.06
AST SA Wellington Growth Portfolio Class 1	-		63.40	-	2.34		1.52		5.32
AST SA Wellington Growth Portfolio Class 3	-	18.65	24.46	-	1.75	0.85	1.90	4.76	5.65
AST SA Wellington Natural Resources Portfolio Class 1	-		45.99	-	4.00		1.52		3.61
AST SA Wellington Natural Resources Portfolio Class 3	-	9.19	9.95	-	3.71	0.85	1.90	3.09	3.97
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	169,234	10.28	10.37	1,746,644	1.63	1.15	1.55	-9.23	-8.87
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	4,521	10.30	10.69	47,886	1.06	1.10	1.40	-6.51	-6.22
BlackRock Global Allocation V.I. Fund Class III	8,188	9.90	10.25	82,566	1.09	1.10	1.40	-8.87	-8.60
BlackRock iShares Alternative Strategies VI Fund Class III	-	10.83	11.77	-	0.00	1.10	1.70	1.01	1.41
Columbia VP Income Opportunities Fund Class 1	4,126	23.74	24.80	100,129	4.72	1.52	1.77	-5.45	-5.21
Columbia VP Large Cap Growth Fund Class 1	27,454	12.40	12.49	342,444	0.00	1.52	1.77	-5.63	-5.40
Columbia VP Limited Duration Credit Fund Class 2	1,546		9.86	15,253	2.00		1.10		-1.12
FTVIP Franklin Allocation VIP Fund Class 2	256,492	12.15	13.63	3,254,315	3.25	0.85	1.90	-11.36	-10.42
FTVIP Franklin Income VIP Fund Class 2	967,264	13.51	15.19	13,815,275	4.94	0.85	1.90	-6.11	-5.12
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	8,594		9.36	80,430	2.73		1.20		-12.28
FTVIP Franklin Rising Dividends VIP Fund Class 2	625		12.11	7,573	1.32		1.20		-6.21
FTVIP Franklin Strategic Income VIP Fund Class 2	7,205	9.75	10.00	71,841	4.34	1.10	1.40	-3.50	-3.21
FTVIP Templeton Global Bond VIP Fund Class 2	159		9.69	1,540	0.00		1.20		0.72
Goldman Sachs VIT Global Trends Allocation Fund Service Class	3,504		10.36	36,290	1.03		1.10		-5.39
Goldman Sachs VIT Government Money Market Fund Service Class	573,661	9.70	9.91	5,636,397	1.65	1.10	1.90	-0.44	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	6,480	8.48	8.75	55,197	2.48	1.10	1.40	-8.39	-8.12
Invesco V.I. American Franchise Fund Series II	54,569	21.02	22.29	1,155,353	0.00	0.85	1.90	-5.71	-4.71
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,369	9.78	10.63	184,460	2.63	1.10	1.70	-8.29	-7.74
Invesco V.I. Comstock Fund Series II	738,109	15.41	23.97	13,454,757	1.49	0.85	2.15	-14.24	-13.11
Invesco V.I. Equity and Income Fund Series II	2,315		10.48	24,273	2.09		1.20		-10.81
Invesco V.I. Growth and Income Fund Series II	1,054,753	15.39	26.14	20,278,452	1.81	0.85	2.15	-15.44	-14.33
Lord Abbett Bond Debenture Portfolio Class VC	8,003	10.66	11.10	86,204	4.68	1.10	1.20	-5.17	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		11.44	42,721	2.20		1.10		-9.17
Lord Abbett Growth and Income Portfolio Class VC	483,330	13.85	21.47	8,194,259	1.30	0.85	2.15	-10.11	-8.93
Lord Abbett Mid Cap Stock Portfolio Class VC	8,758	21.07	22.10	189,347	0.69	0.85	1.20	-16.06	-15.76
Lord Abbett Short Duration Income Portfolio Class VC	18,707	9.97	10.24	190,385	3.47	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	7,160	9.17	9.93	68,290	2.86	1.10	1.70	-9.45	-8.90
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	4,191		8.86	37,145	0.00		1.40		-8.09
PIMCO All Asset Portfolio Advisor Class	1,197		10.27	12,295	3.11		1.40		-6.77
PIMCO Dynamic Bond Portfolio Advisor Class	3,003		10.26	30,824	2.71		1.40		-0.49
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,708		10.57	28,628	4.35		1.10		-5.88
PVC Diversified International Account Class 1	4,754	6.94	7.14	33,289	2.14	1.55	1.70	-19.18	-19.05
PVC Equity Income Account Class 2	16,686	17.13	17.58	290,834	1.75	1.55	1.70	-6.84	-6.70
PVC Government & High Quality Bond Account Class 1	73	7.84	8.04	577	3.61	1.55	1.70	-1.02	-0.87
PVC Income Account Class 2	2,807	10.16	10.42	28,528	4.05	1.55	1.70	-1.23	-1.08
PVC LargeCap Growth Account Class 2	1,360		12.53	17,043	0.10		1.55		-8.97
PVC MidCap Account Class 2	32,448	22.23	22.73	722,912	0.05	1.55	1.70	-8.37	-8.23
PVC Principal Capital Appreciation Account Class 2	6,497	23.17	23.77	151,878	0.99	1.55	1.70	-5.28	-5.13
PVC Real Estate Securities Account Class 2	396		31.26	12,376	1.64		1.55		-5.95
PVC SAM Balanced Portfolio Class 2	394,590	14.48	15.13	5,810,029	2.87	1.52	1.77	-6.92	-6.69
PVC SAM Conservative Balanced Portfolio Class 2	3,207	10.39	14.12	33,979	3.26	1.55	1.77	-5.45	-5.24
PVC SAM Conservative Growth Portfolio Class 2	38,125	15.71	16.10	611,164	2.67	1.55	1.70	-8.40	-8.26
PVC SAM Flexible Income Portfolio Class 2	8,891	11.35	11.64	101,846	3.87	1.55	1.70	-3.86	-3.71
PVC SAM Strategic Growth Portfolio Class 2	15,978	17.07	17.51	278,903	2.22	1.55	1.70	-10.41	-10.28
PVC Short-Term Income Account Class 1	6,075	7.20	7.38	44,771	1.98	1.55	1.70	-0.49	-0.34
PVC SmallCap Account Class 2	1,723		11.69	20,149	0.10		1.55		-12.54
SST SA Allocation Balanced Portfolio Class 3	935,414	14.01	15.30	13,806,038	4.63	1.15	1.90	-5.76	-5.05
SST SA Allocation Growth Portfolio Class 3	349,027	14.97	16.41	5,527,756	4.52	1.15	1.90	-8.95	-8.27
SST SA Allocation Moderate Growth Portfolio Class 3	801,555	14.27	15.62	11,979,037	4.61	1.15	1.90	-7.71	-7.01
SST SA Allocation Moderate Portfolio Class 3	860,236	10.89	14.03	12,876,609	4.38	1.10	2.15	-6.99	-6.00
SST SA Columbia Focused Value Portfolio Class 3	332		12.11	4,024	3.40		1.10		-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,621	9.96	10.17	137,538	3.02	1.10	1.40	-2.67	-2.37
SST SA Multi-Managed International Equity Portfolio Class 3	5,192	9.59	9.61	49,813	2.66	1.10	1.40	-15.66	-15.41
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,308	12.70	13.48	43,760	0.39	1.10	1.40	-3.33	-3.04
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		12.78	4,304	0.00		1.10		-4.79

60

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,406		10.86	26,128	0.70		1.10		-13.03
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	272,447	10.89	10.99	2,984,858	2.57	1.15	1.55	-10.18	-9.81
SST SA T. Rowe Price Growth Stock Portfolio Class 3	258		12.53	3,227	0.00		1.70		-3.10
SST SA Wellington Real Return Portfolio Class 3	1,745,694	10.56	11.99	19,529,046	3.38	0.85	2.15	-2.34	-1.05
SAST SA AB Growth Portfolio Class 1	187,915		80.56	15,139,133	0.00		1.52		0.77
SAST SA AB Growth Portfolio Class 3	438,716	20.91	24.01	19,387,214	0.00	0.85	1.90	0.13	1.19
SAST SA AB Small & Mid Cap Value Portfolio Class 3	838,934	18.40	20.05	19,559,676	0.32	0.85	2.15	-17.13	-16.04
SAST SA American Funds Asset Allocation Portfolio Class 3	2,591,098	13.22	15.88	43,833,399	3.21	1.00	1.90	-6.68	-5.83
SAST SA American Funds Global Growth Portfolio Class 3	926,122	13.99	17.47	17,136,822	1.15	1.10	2.15	-11.22	-10.27
SAST SA American Funds Growth Portfolio Class 3	710,440	17.12	19.87	14,981,731	0.96	1.10	2.15	-2.65	-1.62
SAST SA American Funds Growth-Income Portfolio Class 3	685,834	16.03	17.89	12,694,173	2.66	1.10	2.15	-4.15	-3.13
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,041,527	10.09	12.48	157,518,393	1.63	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,377,529	10.44	10.75	68,112,056	1.15	1.15	2.15	-7.77	-6.84
SAST SA Boston Company Capital Growth Portfolio Class 1	-		16.12	-	0.75		1.52		13.12
SAST SA Boston Company Capital Growth Portfolio Class 3	-	17.28	19.63	-	0.23	0.85	1.90	12.59	13.54
SAST SA Columbia Technology Portfolio Class 1	47,678		5.52	263,340	0.00		1.52		-9.54
SAST SA Columbia Technology Portfolio Class 3	300,736	5.63	22.79	3,172,378	0.00	0.95	1.90	-10.08	-9.21
SAST SA DFA Ultra Short Bond Portfolio Class 1	99,621		11.88	1,183,882	1.10		1.52		0.01
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,258,886	8.30	10.73	12,050,565	0.80	0.85	1.90	-0.68	0.37
SAST SA Dogs of Wall Street Portfolio Class 1	33,754		30.42	1,026,915	2.21		1.52		-1.82
SAST SA Dogs of Wall Street Portfolio Class 3	299,584	23.45	37.87	7,361,079	2.21	0.85	2.15	-2.68	-1.40
SAST SA Emerging Markets Equity Index Portfolio Class 3	3,173	8.50	8.52	27,006	1.24	1.30	1.55	-14.97	-14.83
SAST SA Federated Corporate Bond Portfolio Class 1	68,156		29.93	2,040,239	4.18		1.52		-4.32
SAST SA Federated Corporate Bond Portfolio Class 3	2,252,918	15.56	25.86	41,688,620	4.05	0.85	2.15	-5.14	-3.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	28,561		34.57	987,282	2.29		1.52		-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	530,400	11.09	44.01	9,152,992	2.13	0.85	2.15	-8.74	-7.54
SAST SA Fixed Income Index Portfolio Class 3	56,648	9.77	9.82	554,623	5.26	1.15	1.55	-2.41	-2.02
SAST SA Fixed Income Intermediate Index Portfolio Class 3	50,258	9.79	9.84	493,741	2.86	1.15	1.55	-1.22	-0.83
SAST SA Franklin Small Company Value Portfolio Class 3	548,568	15.51	16.53	8,724,713	0.75	0.85	2.15	-14.87	-13.75
SAST SA Global Index Allocation 60-40 Portfolio Class 3	105,509	9.32	9.35	985,395	2.58	1.15	1.55	-6.78	-6.53
SAST SA Global Index Allocation 75-25 Portfolio Class 3	124,247	9.14	9.17	1,137,498	2.72	1.00	1.55	-8.65	-8.31
SAST SA Global Index Allocation 90-10 Portfolio Class 3	674,172	8.92	8.96	6,034,188	2.63	1.15	1.70	-10.75	-10.42
SAST SA Goldman Sachs Global Bond Portfolio Class 1	38,055		21.84	831,052	3.70		1.52		-3.96
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,559,287	11.17	17.08	19,892,579	3.94	0.85	2.15	-4.80	-3.54
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	144,264	9.27	9.31	1,339,509	0.99	1.15	1.55	-9.94	-9.58
SAST SA Index Allocation 60-40 Portfolio Class 3	959,769	10.24	10.35	9,899,562	4.70	1.15	1.70	-6.49	-5.97
SAST SA Index Allocation 80-20 Portfolio Class 3	1,886,344	10.34	10.45	19,612,565	4.16	1.00	1.55	-8.21	-7.70
SAST SA Index Allocation 90-10 Portfolio Class 3	3,051,660	10.39	10.47	31,859,841	4.43	1.15	1.55	-9.12	-8.75
SAST SA International Index Portfolio Class 3	11,781	8.73	8.77	103,157	3.85	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	23,734		10.91	258,834	0.00		1.52		-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	463,201	11.45	19.03	6,872,802	0.00	0.85	2.15	-7.05	-5.82
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,250,209	11.30	12.10	144,164,689	2.58	0.95	2.15	-12.09	-11.02
SAST SA Janus Focused Growth Portfolio Class 3	235,671	18.66	20.10	4,787,066	0.00	0.85	2.15	-1.12	0.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	84,043		25.85	2,172,816	1.47		1.52		-9.10
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	800,829	15.51	16.15	13,307,811	1.45	0.85	1.90	-9.71	-8.75
SAST SA JPMorgan Emerging Markets Portfolio Class 1	62,357		17.88	1,114,733	2.21		1.52		-20.62
SAST SA JPMorgan Emerging Markets Portfolio Class 3	452,261	10.02	23.45	6,018,113	2.00	0.85	2.15	-21.29	-20.26
SAST SA JPMorgan Equity-Income Portfolio Class 1	115,727		56.62	6,552,144	2.11		1.52		-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 3	475,917	17.39	19.46	9,599,843	1.95	0.85	2.15	-6.73	-5.50
SAST SA JPMorgan Global Equities Portfolio Class 1	40,052		29.85	1,195,378	1.95		1.52		-12.42
SAST SA JPMorgan Global Equities Portfolio Class 3	105,262	12.53	12.75	1,813,763	1.55	1.10	1.90	-12.98	-12.28
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	38,041		28.89	1,098,952	2.16		1.52		-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,080,100	12.85	20.95	46,835,439	2.26	0.85	2.15	-2.82	-1.55
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	72,586		23.64	1,715,884	0.00		1.52		-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	320,806	20.25	21.72	7,281,046	0.00	0.85	2.15	-7.15	-5.93
SAST SA Large Cap Growth Index Portfolio Class 3	6,681	9.57	9.58	63,919	0.62	1.30	1.55	-4.34	-4.18
SAST SA Large Cap Index Portfolio Class 3	83,921	9.80	9.85	825,519	2.74	1.15	1.55	-6.45	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	9,396	9.27	9.30	87,238	0.96	1.15	1.55	-7.25	-7.00
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	186,262		62.70	11,678,242	1.77		1.52		-10.02
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	717,513	15.94	26.37	18,952,460	1.44	0.85	2.15	-10.81	-9.63
SAST SA Legg Mason Tactical Opportunities Class 3	115,437	9.51	9.56	1,100,455	2.60	1.15	1.55	-7.42	-7.04
SAST SA MFS Blue Chip Growth Portfolio Class 1	49,396		11.98	591,552	0.41		1.52		-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 3	390,089	12.10	18.57	6,325,775	0.15	0.85	1.90	-7.27	-6.29
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	54,654		44.76	2,446,136	0.88		1.52		-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	588,515	18.65	22.00	13,883,450	0.54	0.85	2.15	-7.66	-6.44
SAST SA MFS Telecom Utility Portfolio Class 1	-		27.23	-	4.63		1.52		2.58
SAST SA MFS Telecom Utility Portfolio Class 3	-	18.61	20.19	-	4.16	0.85	1.90	2.10	2.96
SAST SA MFS Total Return Portfolio Class 1	71,203		41.72	2,970,742	2.06		1.52		-7.19
SAST SA MFS Total Return Portfolio Class 3	497,007	14.69	24.93	9,899,956	1.91	0.85	1.90	-7.77	-6.79
SAST SA Mid Cap Index Portfolio Class 3	4,326	9.09	9.11	39,350	1.38	1.15	1.30	-13.00	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	97,972		13.89	1,361,176	1.27		1.52		-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 3	518,897	9.52	9.84	6,112,400	0.96	0.85	2.15	-15.97	-14.87
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	38,192		34.69	1,324,896	1.09		1.52		-9.26
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	163,275	16.55	23.42	3,369,892	0.89	0.85	2.15	-10.09	-8.90
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,471,264	10.79	11.38	112,356,752	2.97	1.10	2.15	-9.16	-8.19
SAST SA PineBridge High-Yield Bond Portfolio Class 1	57,458		31.15	1,789,815	6.63		1.52		-5.34
SAST SA PineBridge High-Yield Bond Portfolio Class 3	402,170	14.02	23.37	6,832,908	6.78	0.85	2.15	-6.11	-4.87
SAST SA Putnam International Growth and Income Portfolio Class 1	82,754		14.79	1,224,245	3.17		1.52		-18.89

61

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Putnam International Growth and Income Portfolio Class 3	459,796	8.07	12.47	5,480,428	2.77	0.85	1.90	-19.37	-18.52
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,251,588	10.68	10.92	56,978,066	2.17	1.15	1.90	-10.74	-10.06
SAST SA Small Cap Index Portfolio Class 3	3,999	8.80	8.83	35,292	0.48	1.30	1.55	-13.25	-13.03
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	559,598	9.54	9.60	5,357,074	1.38	1.10	1.55	-7.19	-6.77
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,388,068	11.11	11.51	106,803,345	2.57	0.95	2.15	-9.09	-7.98
SAST SA Templeton Foreign Value Portfolio Class 3	1,581,049	9.32	10.71	19,000,017	4.33	0.85	2.15	-18.15	-17.07
SAST SA VCP Dynamic Allocation Portfolio Class 3	65,969,161	12.44	13.52	861,416,090	3.79	0.95	2.15	-8.82	-7.71
SAST SA VCP Dynamic Strategy Portfolio Class 3	41,660,430	12.23	13.05	532,859,889	3.89	1.15	2.15	-9.17	-8.25
SAST SA VCP Index Allocation Portfolio Class 3	1,899,704	9.47	9.53	18,026,135	4.99	1.00	1.55	-8.86	-8.35
SAST SA WellsCap Aggressive Growth Portfolio Class 1	51,994		24.70	1,284,032	0.00		1.52		-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 3	145,349	14.73	16.00	2,519,595	0.00	0.85	1.90	-8.78	-7.82
SAST SA WellsCap Fundamental Growth Portfolio Class 1	-		41.00	-	0.00		1.52		11.94
SAST SA WellsCap Fundamental Growth Portfolio Class 3	-	16.78	22.16	-	0.00	0.85	1.90	11.38	12.33
VALIC Company I International Equities Index Fund	14,672	9.13	9.81	143,905	2.07	1.10	1.70	-15.21	-14.69
VALIC Company I Mid Cap Index Fund	59,934	10.70	12.24	723,112	1.00	1.10	1.70	-12.93	-12.41
VALIC Company I Nasdaq-100 Index Fund	11,636	13.42	15.32	173,603	0.55	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	17,426	10.46	12.31	206,849	1.03	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	80,062	11.86	13.05	1,037,307	1.60	1.10	1.70	-6.33	-5.77

		December 31, 2017			For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	71,216	29.92	31.25	2,223,843	1.53	0.85	1.20	14.85	15.25
American Funds IS Asset Allocation Fund Class 4	13,847		12.17	168,535	1.75		1.20		14.53
American Funds IS Bond Fund Class 4	3,873		10.19	39,452	2.02		1.20		2.06
American Funds IS Capital Income Builder Class 4	11,239	10.47	11.02	120,964	2.42	1.10	1.70	10.76	11.42
American Funds IS Global Bond Fund Class 4	2,923		10.15	29,679	0.37		1.20		5.36
American Funds IS Global Growth Fund Class 2	136,091	41.91	47.84	6,054,456	0.63	0.85	1.72	29.24	30.36
American Funds IS Global Growth Fund Class 4	21,149	12.33	12.40	260,743	0.61	0.95	1.20	29.56	29.88
American Funds IS Growth Fund Class 2	156,712	41.27	47.11	6,758,981	0.49	0.85	1.72	26.11	27.21
American Funds IS Growth Fund Class 4	5,902		13.44	79,309	0.32		1.20		26.46
American Funds IS Growth-Income Fund Class 2	234,473	33.72	38.51	8,337,919	1.32	0.85	1.72	20.30	21.35
American Funds IS Growth-Income Fund Class 4	24,433	12.72	12.80	312,174	1.38	0.95	1.20	20.62	20.93
AST SA BlackRock Multi-Asset Income Portfolio Class 3	80,961	10.78	11.74	959,308	2.50	1.10	1.55	4.52	4.99
AST SA PGI Asset Allocation Portfolio Class 1	70,678		44.10	3,117,191	2.79		1.52		12.04
AST SA PGI Asset Allocation Portfolio Class 3	147,760	17.19	25.15	3,764,870	2.43	0.85	1.90	11.34	12.51
AST SA Wellington Capital Appreciation Portfolio Class 1	72,525		125.11	9,073,551	0.00		1.52		30.78
AST SA Wellington Capital Appreciation Portfolio Class 3	529,475	28.55	42.36	25,313,415	0.00	0.85	2.15	29.64	31.33
AST SA Wellington Government and Quality Bond Portfolio Class 1	106,872		21.55	2,302,872	1.79		1.52		1.39
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,558,786	11.52	17.74	37,195,801	1.60	0.85	2.15	0.57	1.88
AST SA Wellington Growth Portfolio Class 1	56,489		60.19	3,400,283	1.15		1.52		17.98
AST SA Wellington Growth Portfolio Class 3	142,258	17.80	23.15	5,489,659	0.92	0.85	1.90	17.24	18.48
AST SA Wellington Natural Resources Portfolio Class 1	22,175		44.39	984,414	2.49		1.52		13.33
AST SA Wellington Natural Resources Portfolio Class 3	238,158	8.91	9.57	3,947,258	2.19	0.85	1.90	12.62	13.81
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	64,125	11.32	11.38	728,261	0.17	1.15	1.55	14.28	14.74
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	2,282	11.02	11.40	25,576	2.30	1.10	1.40	13.13	13.47
BlackRock Global Allocation V.I. Fund Class III	5,539	10.87	11.21	60,756	1.33	1.10	1.40	12.13	12.47
BlackRock iShares Alternative Strategies VI Fund Class III	6,830	10.72	11.60	75,778	3.10	1.10	1.70	10.56	11.22
BlackRock iShares Dynamic Fixed Income VI Fund Class III	3,217		10.25	32,981	1.91		1.10		2.47
Columbia VP Income Opportunities Fund Class 1	5,497	25.10	26.16	140,349	5.69	1.52	1.77	4.69	4.96
Columbia VP Large Cap Growth Fund Class 1	33,703	13.14	13.20	444,482	0.00	1.52	1.77	-27.93	25.90
Columbia VP Limited Duration Credit Fund Class 2	1,183		9.98	11,806	1.67		1.10		0.69
FTVIP Franklin Allocation VIP Fund Class 2	256,021	13.71	15.22	3,645,810	2.79	0.85	1.90	9.88	11.03
FTVIP Franklin Income VIP Fund Class 2	1,026,792	14.39	16.01	15,530,400	4.07	0.85	1.90	7.62	8.75
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	7,242		10.67	77,270	0.35		1.20		7.31
FTVIP Franklin Rising Dividends VIP Fund Class 2	625		12.91	8,063	1.34		1.20		19.12
FTVIP Franklin Strategic Income VIP Fund Class 2	2,492	10.10	10.33	25,549	3.05	1.10	1.40	3.11	3.42
FTVIP Templeton Global Bond VIP Fund Class 2	160		9.62	1,541	0.00		1.20		0.71
Goldman Sachs VIT Global Trends Allocation Fund Service Class	1,176		10.95	12,880	0.15		1.10		11.88
Goldman Sachs VIT Government Money Market Fund Service Class	233,020	9.74	9.86	2,289,243	0.65	1.15	1.90	-1.38	-0.64
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	5,605		9.26	51,886	2.20		1.40		3.69
Goldman Sachs VIT Strategic Income Fund Advisor Class	863		9.12	7,870	0.69		1.10		-3.39
Invesco V.I. American Franchise Fund Series II	55,494	22.30	23.40	1,228,143	0.00	0.85	1.90	24.64	25.95
Invesco V.I. Balanced-Risk Allocation Fund Series II	626	10.67	11.53	6,966	3.47	1.10	1.70	7.99	8.63
Invesco V.I. Comstock Fund Series II	772,891	17.97	27.58	16,397,707	1.95	0.85	2.15	15.08	16.58
Invesco V.I. Equity and Income Fund Series II	2,323		11.75	27,310	0.00		1.20		9.46
Invesco V.I. Growth and Income Fund Series II	1,137,787	18.20	30.51	25,939,361	1.30	0.85	2.15	11.62	13.07
Lord Abbett Bond Debenture Portfolio Class VC	7,136	11.24	11.70	81,133	6.14	1.10	1.20	7.91	8.02
Lord Abbett Fundamental Equity Portfolio Class VC	1,708		12.60	21,512	1.15		1.10		11.35
Lord Abbett Growth and Income Portfolio Class VC	588,039	15.40	23.57	11,076,720	1.30	0.85	2.15	10.98	12.42
Lord Abbett Mid Cap Stock Portfolio Class VC	9,317	25.11	26.24	240,502	0.73	0.85	1.20	5.56	5.93

62

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Lord Abbett Short Duration Income Portfolio Class VC	19,015	10.02	10.24	193,771	4.39	1.10	1.70	0.47	1.07
Morgan Stanley VIF Global Infrastructure Portfolio Class II	7,167	10.13	10.90	75,336	2.08	1.10	1.70	10.65	11.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	4,223		9.64	40,721	0.00		1.40		5.20
PIMCO All Asset Portfolio Advisor Class	1,197		11.02	13,188	4.60		1.40		11.81
PIMCO Dynamic Bond Portfolio Advisor Class	2,690		10.31	27,747	1.74		1.40		3.45
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,162		11.23	24,281	5.13		1.10		8.57
PVC Diversified International Account Class 1	4,570	8.59	8.82	39,527	1.12	1.55	1.70	26.63	26.82
PVC Equity Income Account Class 2	18,928	18.39	18.84	353,140	1.93	1.55	1.70	18.74	18.92
PVC Government & High Quality Bond Account Class 1	73	7.92	8.11	585	3.75	1.55	1.70	-0.20	-0.05
PVC Income Account Class 2	3,261	10.29	10.53	33,555	3.03	1.55	1.70	3.11	3.26
PVC LargeCap Growth Account Class 2	1,413		13.76	19,454	0.16		1.55		32.48
PVC MidCap Account Class 2	35,050	24.26	24.76	852,013	0.32	1.55	1.70	23.09	23.27
PVC Principal Capital Appreciation Account Class 2	7,071	24.46	25.06	174,285	0.98	1.55	1.70	18.44	18.61
PVC Real Estate Securities Account Class 2	396		33.24	13,159	1.48		1.55		7.27
PVC SAM Balanced Portfolio Class 2	439,510	15.56	16.22	6,943,462	1.94	1.52	1.77	12.87	13.15
PVC SAM Conservative Balanced Portfolio Class 2	3,245	10.97	14.94	36,481	2.32	1.55	1.77	9.20	9.44
PVC SAM Conservative Growth Portfolio Class 2	39,077	17.15	17.55	683,059	1.39	1.55	1.70	17.45	17.63
PVC SAM Flexible Income Portfolio Class 2	9,290	11.81	12.09	110,698	2.83	1.55	1.70	6.32	6.47
PVC SAM Strategic Growth Portfolio Class 2	17,002	19.05	19.51	330,426	1.29	1.55	1.70	19.90	20.08
PVC Short-Term Income Account Class 1	6,179	7.24	7.40	45,697	1.80	1.55	1.70	0.07	0.22
PVC SmallCap Account Class 2	1,752		13.37	23,430	0.15		1.55		10.84
SST SA Allocation Balanced Portfolio Class 3	947,174	14.87	16.11	14,718,638	1.56	1.15	1.90	8.45	9.27
SST SA Allocation Growth Portfolio Class 3	188,198	16.44	17.88	3,244,628	1.10	1.15	1.90	15.61	16.48
SST SA Allocation Moderate Growth Portfolio Class 3	725,496	15.47	16.80	11,654,394	1.44	1.15	1.90	12.98	13.83
SST SA Allocation Moderate Portfolio Class 3	884,154	15.08	16.21	14,100,179	1.43	1.30	2.15	10.88	11.83
SST SA Columbia Focused Value Portfolio Class 3	332		13.94	4,631	1.63		1.10		20.07
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	9,650	10.23	10.41	99,619	2.78	1.10	1.40	2.29	2.60
SST SA Multi-Managed International Equity Portfolio Class 3	4,648	11.33	11.39	52,769	2.36	1.10	1.40	24.66	25.04
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,177	13.14	13.91	43,359	0.40	1.10	1.40	25.61	25.99
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		13.42	4,521	0.00		1.10		24.62
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,406		12.49	30,043	1.09		1.10		11.40
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	124,538	12.13	12.19	1,514,972	2.39	1.15	1.55	17.65	18.12
SST SA T. Rowe Price Growth Stock Portfolio Class 3	258		12.93	3,335	0.00		1.70		30.65
SST SA Wellington Real Return Portfolio Class 3	1,931,497	10.81	12.12	21,976,277	2.22	0.85	2.15	-0.23	1.07
SAST SA AB Growth Portfolio Class 1	120,117		79.95	9,603,490	0.04		1.52		30.01
SAST SA AB Growth Portfolio Class 3	165,672	20.66	23.98	7,691,545	0.00	0.85	1.90	29.20	30.56
SAST SA AB Small & Mid Cap Value Portfolio Class 3	862,289	22.20	23.88	24,483,204	0.14	0.85	2.15	10.41	11.85
SAST SA American Funds Asset Allocation Portfolio Class 3	1,486,611	14.04	17.01	26,685,638	0.87	1.00	1.90	13.71	14.74
SAST SA American Funds Global Growth Portfolio Class 3	1,030,416	15.59	19.68	21,327,118	0.92	1.10	2.15	28.32	29.67
SAST SA American Funds Growth Portfolio Class 3	777,619	17.40	20.42	16,736,388	0.46	1.10	2.15	25.22	26.54
SAST SA American Funds Growth-Income Portfolio Class 3	785,082	16.55	18.66	15,342,992	1.63	1.10	2.15	19.44	20.70
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	10,950,021	13.44	14.17	153,040,305	0.78	1.15	2.15	12.03	13.15
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	5,847,458	11.32	11.54	67,170,399	0.01	1.15	2.15	9.67	10.76
SAST SA Boston Company Capital Growth Portfolio Class 1	19,664		14.25	280,300	0.32		1.52		21.93
SAST SA Boston Company Capital Growth Portfolio Class 3	172,710	15.22	17.44	2,578,276	0.09	0.85	1.90	21.17	22.44
SAST SA Columbia Technology Portfolio Class 1	52,906		6.11	323,045	0.00		1.52		33.16
SAST SA Columbia Technology Portfolio Class 3	279,806	6.20	25.34	3,172,910	0.00	0.95	1.90	32.32	33.58
SAST SA DFA Ultra Short Bond Portfolio Class 1	102,824		11.88	1,221,883	0.31		1.52		-0.81
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,352,882	8.35	10.69	12,867,421	0.03	0.85	1.90	-1.43	-0.39
SAST SA Dogs of Wall Street Portfolio Class 1	45,832		30.99	1,420,150	2.25		1.52		17.03
SAST SA Dogs of Wall Street Portfolio Class 3	332,992	24.09	38.41	8,463,544	2.22	0.85	2.15	16.01	17.52
SAST SA Federated Corporate Bond Portfolio Class 1	72,713		31.29	2,274,978	4.22		1.52		5.03
SAST SA Federated Corporate Bond Portfolio Class 3	2,552,285	16.40	26.90	49,823,787	4.36	0.85	2.15	4.12	5.47
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	34,738		37.52	1,303,471	2.94		1.52		3.80
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	603,454	12.15	47.60	11,595,243	2.58	0.85	2.15	2.89	4.23
SAST SA Fixed Income Index Portfolio Class 3	5,160	10.01	10.02	51,675	0.00	1.15	1.55	0.10	0.20
SAST SA Fixed Income Intermediate Index Portfolio Class 3	404		9.91	4,003	0.00		1.55		-0.89
SAST SA Franklin Small Company Value Portfolio Class 3	565,091	18.22	19.16	10,460,782	0.34	0.85	2.15	7.22	8.62
SAST SA Goldman Sachs Global Bond Portfolio Class 1	44,259		22.74	1,006,378	3.27		1.52		5.20
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,609,286	11.74	17.70	21,589,068	2.90	0.85	2.15	4.28	5.65
SAST SA Index Allocation 60-40 Portfolio Class 3	247,250	10.97	11.01	2,717,199	0.68	1.15	1.55	9.67	10.06
SAST SA Index Allocation 80-20 Portfolio Class 3	844,810	11.27	11.31	9,544,053	0.96	1.15	1.55	12.69	13.09
SAST SA Index Allocation 90-10 Portfolio Class 3	1,077,272	11.44	11.48	12,344,776	1.13	1.15	1.55	14.37	14.78
SAST SA International Index Portfolio Class 3	387		10.34	4,001	1.80		1.30		3.44
SAST SA Invesco Growth Opportunities Portfolio Class 1	30,268		11.63	351,909	0.00		1.52		22.97
SAST SA Invesco Growth Opportunities Portfolio Class 3	544,261	12.15	20.47	8,586,319	0.00	0.85	2.15	21.90	23.49
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,345,151	12.85	13.59	163,931,158	0.90	0.95	2.15	7.66	8.95
SAST SA Janus Focused Growth Portfolio Class 3	262,349	18.87	20.06	5,342,729	0.00	0.85	2.15	27.08	28.73
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	98,903		28.44	2,813,079	1.62		1.52		12.84
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	734,399	17.17	17.70	13,538,398	1.42	0.85	1.90	12.13	13.31
SAST SA JPMorgan Emerging Markets Portfolio Class 1	65,328		22.52	1,471,271	2.01		1.52		40.14
SAST SA JPMorgan Emerging Markets Portfolio Class 3	453,299	12.72	29.40	7,702,069	1.71	0.85	2.15	38.92	40.73

63

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Equity-Income Portfolio Class 1	127,921		60.17	7,697,607	2.05		1.52		16.51
SAST SA JPMorgan Equity-Income Portfolio Class 3	499,776	18.65	20.60	10,734,698	1.94	0.85	2.15	15.49	17.00
SAST SA JPMorgan Global Equities Portfolio Class 1	40,106		34.08	1,366,708	1.75		1.52		22.47
SAST SA JPMorgan Global Equities Portfolio Class 3	107,853	14.28	14.66	2,239,833	1.61	1.10	1.90	21.71	22.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	50,420		29.50	1,487,146	2.53		1.52		2.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,559,165	13.22	21.28	55,503,550	2.20	0.85	2.15	1.49	2.82
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	80,674		25.24	2,035,821	0.00		1.52		27.70
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	321,553	21.53	23.39	7,784,279	0.00	0.85	2.15	26.58	28.23
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	187,691		69.68	13,078,765	1.73		1.52		18.76
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	710,185	17.87	29.18	21,777,831	1.54	0.85	2.15	17.72	19.26
SAST SA Legg Mason Tactical Opportunities Class 3	3,601	10.28	10.29	37,027	0.31	1.15	1.55	2.76	2.85
SAST SA MFS Blue Chip Growth Portfolio Class 1	55,712		12.83	715,022	0.72		1.52		25.13
SAST SA MFS Blue Chip Growth Portfolio Class 3	404,083	12.91	20.03	7,011,959	0.48	0.85	1.90	24.34	25.65
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	56,319		48.03	2,704,926	1.05		1.52		21.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	679,930	20.20	23.52	17,539,771	0.81	0.85	2.15	20.50	22.07
SAST SA MFS Telecom Utility Portfolio Class 1	29,292		26.55	777,578	2.69		1.52		13.27
SAST SA MFS Telecom Utility Portfolio Class 3	75,874	18.23	19.61	1,533,845	2.46	0.85	1.90	12.56	13.74
SAST SA MFS Total Return Portfolio Class 1	80,751		44.95	3,629,942	2.42		1.52		10.54
SAST SA MFS Total Return Portfolio Class 3	492,338	15.93	26.75	10,951,682	2.41	0.85	1.90	9.85	11.00
SAST SA Mid Cap Index Portfolio Class 3	113		10.45	1,178	0.59		1.30		4.50
SAST SA Morgan Stanley International Equities Portfolio Class 1	104,137		16.40	1,707,605	1.20		1.52		23.17
SAST SA Morgan Stanley International Equities Portfolio Class 3	562,691	11.33	11.56	7,920,738	0.98	0.85	2.15	22.09	23.68
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	45,860		38.23	1,753,324	1.04		1.52		15.11
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	176,548	18.41	25.71	4,031,814	0.85	0.85	2.15	14.11	15.60
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,363,132	11.75	12.53	121,336,298	0.19	1.10	2.15	13.72	14.92
SAST SA PineBridge High-Yield Bond Portfolio Class 1	67,406		32.91	2,218,162	8.99		1.52		8.08
SAST SA PineBridge High-Yield Bond Portfolio Class 3	447,759	14.94	24.57	8,159,074	8.92	0.85	2.15	7.14	8.54
SAST SA Putnam International Growth and Income Portfolio Class 1	85,934		18.24	1,567,375	1.56		1.52		22.62
SAST SA Putnam International Growth and Income Portfolio Class 3	489,393	10.00	15.31	7,397,965	1.19	0.85	1.90	21.85	23.13
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,904,265	11.91	12.14	59,279,225	0.00	1.15	2.15	10.69	11.80
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	13,952		10.29	143,541	0.10		1.30		2.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,914,698	12.23	12.51	110,615,734	0.03	0.95	2.15	16.38	17.78
SAST SA Templeton Foreign Value Portfolio Class 3	1,638,818	11.39	12.91	24,104,772	2.44	0.85	2.15	18.89	20.44
SAST SA VCP Dynamic Allocation Portfolio Class 3	67,549,971	13.64	14.64	959,825,435	1.11	0.95	2.15	17.40	18.82
SAST SA VCP Dynamic Strategy Portfolio Class 3	43,732,270	13.46	14.22	610,999,598	1.08	1.15	2.15	15.85	17.01
SAST SA VCP Index Allocation Portfolio Class 3	72,560		10.39	753,797	0.18	1.15	1.55	3.85	3.95
SAST SA WellsCap Aggressive Growth Portfolio Class 1	55,955		26.90	1,505,241	0.00		1.52		27.64
SAST SA WellsCap Aggressive Growth Portfolio Class 3	130,005	16.15	17.36	2,436,791	0.00	0.85	1.90	26.84	28.17
SAST SA WellsCap Fundamental Growth Portfolio Class 1	62,000		36.63	2,271,052	0.27		1.52		33.64
SAST SA WellsCap Fundamental Growth Portfolio Class 3	111,758	14.94	19.90	3,272,251	0.02	0.85	1.90	32.80	34.20
VALIC Company I International Equities Index Fund	13,979	10.76	11.50	160,870	2.20	1.10	1.70	22.26	22.99
VALIC Company I Mid Cap Index Fund	61,663	12.29	13.98	850,458	0.90	1.10	1.70	13.96	14.64
VALIC Company I Nasdaq-100 Index Fund	11,456	13.74	15.59	174,273	0.36	1.10	1.70	30.07	30.85
VALIC Company I Small Cap Index Fund	15,982	11.98	14.02	215,749	1.01	1.10	1.70	12.46	13.13
VALIC Company I Stock Index Fund	90,938	12.66	13.85	1,251,868	1.37	1.10	1.70	19.37	20.09

		December 31, 2016			For the Year Ended December 31, 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	76,030	26.05	27.12	2,059,875	1.55	0.85	1.20	8.11	8.49
American Funds IS Asset Allocation Fund Class 4	4,706		10.63	50,010	1.10		1.20		7.87
American Funds IS Bond Fund Class 4	3,343		9.98	33,363	1.19		1.20		1.58
American Funds IS Capital Income Builder Class 4	8,704	9.45	9.89	84,242	3.77	1.10	1.70	2.04	2.65
American Funds IS Global Bond Fund Class 4	2,937		9.64	28,299	0.48		1.20		1.20
American Funds IS Global Growth Fund Class 2	171,332	32.43	36.70	5,866,875	0.87	0.85	1.72	-1.09	-0.23
American Funds IS Global Growth Fund Class 4	19,959	9.51	9.55	189,919	0.70	0.95	1.20	-0.82	-0.58
American Funds IS Growth Fund Class 2	193,548	32.72	37.03	6,600,731	0.72	0.85	1.72	7.63	8.56
American Funds IS Growth-Income Fund Class 2	288,014	28.03	31.74	8,472,212	1.37	0.85	1.72	9.62	10.58
American Funds IS Growth-Income Fund Class 4	20,290	10.55	10.59	214,666	1.02	0.95	1.20	9.93	10.21
AST SA BlackRock Multi-Asset Income Portfolio Class 3	28,362	10.27	11.23	319,766	2.16	1.10	1.55	4.64	5.11
AST SA PGI Asset Allocation Portfolio Class 1	88,858		39.36	3,497,797	2.85		1.52		9.11
AST SA PGI Asset Allocation Portfolio Class 3	148,944	15.44	22.35	3,515,367	2.73	0.85	1.90	8.42	9.57
AST SA Wellington Capital Appreciation Portfolio Class 1	81,019		95.66	7,750,430	0.00		1.52		0.45
AST SA Wellington Capital Appreciation Portfolio Class 3	586,629	22.02	32.25	22,332,435	0.00	0.85	2.15	-0.43	0.87
AST SA Wellington Government and Quality Bond Portfolio Class 1	119,432		21.25	2,538,301	1.42		1.52		-0.06
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,537,271	11.45	17.41	36,832,968	1.74	0.85	2.15	-0.93	0.36
AST SA Wellington Growth Portfolio Class 1	61,949		51.02	3,160,577	0.97		1.52		5.78
AST SA Wellington Growth Portfolio Class 3	164,474	15.19	19.54	5,484,254	0.74	0.85	1.90	5.12	6.23
AST SA Wellington Natural Resources Portfolio Class 1	23,497		39.17	920,390	4.09		1.52		28.00
AST SA Wellington Natural Resources Portfolio Class 3	271,328	7.91	8.41	4,124,074	4.11	0.85	1.90	27.20	28.54

64

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31, 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	694		9.91	6,876	0.00		1.30		-0.87
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	1,152		9.74	11,220	1.91		1.40		4.69
BlackRock Global Allocation V.I. Fund Class III	4,762	9.69	9.97	46,406	1.42	1.10	1.40	2.37	2.67
BlackRock iShares Alternative Strategies VI Fund Class III	4,389	9.70	10.18	43,972	3.59	1.40	1.70	4.43	4.75
BlackRock iShares Dynamic Fixed Income VI Fund Class III	2,880		10.00	28,815	1.71		1.10		2.19
Columbia VP Income Opportunities Fund Class 1	4,535	23.98	24.93	110,152	11.06	1.52	1.77	8.99	9.26
Columbia VP Large Cap Growth Fund Class 1	40,064	10.44	10.46	418,866	0.00	1.52	1.77	4.41	4.59
Columbia VP Limited Duration Credit Fund Class 2	743		9.91	7,361	3.67		1.10		4.13
FTVIP Franklin Allocation VIP Fund Class 2	253,987	12.47	13.71	3,274,800	3.74	0.85	1.90	11.06	12.23
FTVIP Franklin Income VIP Fund Class 2	1,036,403	13.38	14.72	14,437,670	4.97	0.85	1.90	11.88	13.06
FTVIP Franklin Rising Dividends VIP Fund Class 2	437		10.84	4,737	0.00		1.20		14.66
FTVIP Franklin Strategic Income VIP Fund Class 2	2,304	9.80	9.99	22,847	4.82	1.10	1.40	6.44	6.76
FTVIP Templeton Global Bond VIP Fund Class 2	135		9.55	1,293	0.00		1.20		1.71
Goldman Sachs VIT Government Money Market Fund Service Class	73,488	9.88	9.92	728,325	0.04	1.30	1.90	-1.23	-0.84
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	4,440		8.93	39,639	0.93		1.40		-1.12
Goldman Sachs VIT Strategic Income Fund Advisor Class	520		9.44	4,907	1.91		1.10		-0.36
Invesco V.I. American Franchise Fund Series II	55,000	17.89	18.57	975,093	0.00	0.85	1.90	0.10	1.16
Invesco V.I. Balanced-Risk Allocation Fund Series II	548		9.88	5,417	0.19		1.70		9.64
Invesco V.I. Comstock Fund Series II	859,634	15.62	23.66	15,784,092	1.31	0.85	2.15	14.51	16.00
Invesco V.I. Growth and Income Fund Series II	1,263,588	16.31	26.98	25,857,432	0.88	0.85	2.15	16.90	18.42
Lord Abbett Bond Debenture Portfolio Class VC	2,592	10.41	10.83	27,876	5.03	1.10	1.20	10.80	10.91
Lord Abbett Fundamental Equity Portfolio Class VC	455		11.31	5,151	1.03		1.10		14.48
Lord Abbett Growth and Income Portfolio Class VC	657,268	13.88	20.97	11,139,339	1.48	0.85	2.15	14.63	16.13
Lord Abbett Mid Cap Stock Portfolio Class VC	6,036		24.77	149,514	0.51		0.85		15.41
Lord Abbett Short Duration Income Portfolio Class VC	10,357	9.98	10.13	104,616	3.08	1.10	1.70	1.73	2.34
Morgan Stanley VIF Global Infrastructure Portfolio Class II	4,090	9.16	9.67	38,753	1.20	1.40	1.70	13.03	13.37
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	3,122		9.17	28,619	0.00		1.40		-2.02
PIMCO All Asset Portfolio Advisor Class	1,197		9.86	11,795	2.43		1.40		11.34
PIMCO Dynamic Bond Portfolio Advisor Class	1,992		9.97	19,856	1.39		1.40		3.18
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,244		10.35	23,219	5.39		1.10		11.96
PVC Diversified International Account Class 1	12,942	6.78	6.96	89,440	2.06	1.55	1.70	-1.57	-1.42
PVC Equity Income Account Class 2	20,788	15.49	15.84	326,306	2.28	1.55	1.70	13.49	13.66
PVC Government & High Quality Bond Account Class 1	73	7.94	8.11	587	3.40	1.55	1.70	-0.17	-0.02
PVC Income Account Class 2	6,334	9.97	10.20	63,745	3.77	1.55	1.70	3.74	3.90
PVC LargeCap Growth Account Class 2	1,440		10.39	14,962	0.08		1.55		-6.83
PVC MidCap Account Class 2	38,293	19.71	20.09	756,035	0.11	1.55	1.70	8.26	8.42
PVC Principal Capital Appreciation Account Class 2	8,744	20.65	21.12	182,089	0.88	1.55	1.70	7.02	7.18
PVC Real Estate Securities Account Class 2	396		30.99	12,267	1.26		1.55		3.91
PVC SAM Balanced Portfolio Class 2	464,048	13.78	14.33	6,493,510	1.88	1.52	1.77	4.75	5.02
PVC SAM Conservative Balanced Portfolio Class 2	4,142	10.02	13.68	42,449	1.27	1.55	1.77	4.22	4.45
PVC SAM Conservative Growth Portfolio Class 2	42,467	14.60	14.92	631,322	1.20	1.55	1.70	4.97	5.12
PVC SAM Flexible Income Portfolio Class 2	12,963	11.10	11.35	145,753	1.60	1.55	1.70	4.94	5.10
PVC SAM Strategic Growth Portfolio Class 2	18,293	15.89	16.25	295,778	1.20	1.55	1.70	4.12	4.28
PVC Short-Term Income Account Class 1	5,854		7.39	43,243	1.98		1.55		0.44
PVC SmallCap Account Class 2	1,767		12.06	21,314	0.07		1.55		15.36
SST SA Allocation Balanced Portfolio Class 3	1,043,857	13.71	14.75	14,779,130	1.80	1.15	1.90	3.26	4.03
SST SA Allocation Growth Portfolio Class 3	148,173	14.22	15.35	2,182,454	1.66	1.15	1.90	3.76	4.54
SST SA Allocation Moderate Growth Portfolio Class 3	677,696	13.69	14.76	9,567,795	1.73	1.15	1.90	3.67	4.45
SST SA Allocation Moderate Portfolio Class 3	999,019	13.60	14.49	14,201,746	1.75	1.30	2.15	3.33	4.21
SST SA Columbia Focused Value Portfolio Class 3	226		11.61	2,629	0.87		1.10		17.72
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	3,702		10.15	37,564	1.23		1.10		2.06
SST SA Multi-Managed International Equity Portfolio Class 3	3,097		9.06	28,076	1.20		1.10		-1.42
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	1,071		10.46	11,206	0.20		1.40		1.44
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	226		10.77	2,439	0.00		1.10		3.37
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,375		11.21	26,623	0.89		1.10		14.48
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,425		10.31	25,012	0.66		1.30		3.15
SST SA T. Rowe Price Growth Stock Portfolio Class 3	495		9.90	4,901	0.00		1.70		-0.71
SST SA Wellington Real Return Portfolio Class 3	1,783,541	10.83	11.99	20,139,870	0.00	0.85	2.15	1.50	2.82
SAST SA AB Growth Portfolio Class 1	136,149		61.49	8,372,368	0.21		1.52		1.27
SAST SA AB Growth Portfolio Class 3	173,463	15.83	18.56	6,621,204	0.00	0.85	1.90	0.63	1.69
SAST SA AB Small & Mid Cap Value Portfolio Class 3	926,388	20.11	21.35	23,967,925	0.13	0.85	2.15	22.00	23.60
SAST SA American Funds Asset Allocation Portfolio Class 3	647,533	14.96	16.13	10,093,495	1.77	1.15	1.90	7.05	7.85
SAST SA American Funds Global Growth Portfolio Class 3	1,245,290	12.02	15.33	19,938,601	1.71	1.10	2.15	-1.79	-0.75
SAST SA American Funds Growth Portfolio Class 3	869,856	13.75	16.30	14,844,616	0.32	1.10	2.15	6.86	7.99
SAST SA American Funds Growth-Income Portfolio Class 3	797,506	13.71	15.63	12,940,547	1.41	1.10	2.15	8.85	9.99
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	9,046,744	10.38	12.00	112,007,608	0.77	1.10	2.15	4.73	5.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	3,899,036	10.32	10.42	40,521,866	0.06	1.10	2.15	3.19	4.21
SAST SA Boston Company Capital Growth Portfolio Class 1	21,362		11.69	249,740	0.19		1.52		0.81
SAST SA Boston Company Capital Growth Portfolio Class 3	213,109	12.43	14.39	2,572,052	0.00	0.85	1.90	0.18	1.23
SAST SA Columbia Technology Portfolio Class 1	49,368		4.59	226,382	0.00		1.52		15.07
SAST SA Columbia Technology Portfolio Class 3	336,672	17.74	19.15	2,606,769	0.00	1.10	1.90	14.35	15.26
SAST SA DFA Ultra Short Bond Portfolio Class 1	108,656		11.98	1,301,677	0.00		1.52		-1.60
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,162,071	8.47	10.73	11,366,833	0.00	0.85	1.90	-2.21	-1.18
SAST SA Dogs of Wall Street Portfolio Class 1	50,344		26.48	1,332,950	2.24		1.52		16.15
SAST SA Dogs of Wall Street Portfolio Class 3	308,818	20.77	32.68	6,902,730	2.09	0.85	2.15	15.14	16.64
SAST SA Federated Corporate Bond Portfolio Class 1	85,268		29.79	2,539,917	4.55		1.52		7.11
SAST SA Federated Corporate Bond Portfolio Class 3	2,452,999	15.75	25.51	46,460,007	4.48	0.85	2.15	6.18	7.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	42,312		36.15	1,529,559	2.39		1.52		6.99

65

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31, 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	638,220	11.81	45.67	12,000,663	1.93	0.85	2.15	6.06	7.44
SAST SA Franklin Small Company Value Portfolio Class 3	783,881	16.99	17.64	13,408,816	0.45	0.85	2.15	27.79	29.45
SAST SA Goldman Sachs Global Bond Portfolio Class 1	38,674		21.61	835,874	0.30		1.52		-0.22
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,430,897	11.25	16.76	18,466,825	0.07	0.85	2.15	-1.09	0.20
SAST SA Invesco Growth Opportunities Portfolio Class 1	33,462		9.45	316,361	0.00		1.52		2.35
SAST SA Invesco Growth Opportunities Portfolio Class 3	651,361	9.84	16.79	8,289,468	0.00	0.85	2.15	1.46	2.78
SAST SA Invesco VCP Equity-Income Portfolio Class 3	9,653,486	11.94	12.48	118,176,822	0.64	0.95	2.15	7.52	8.81
SAST SA Janus Focused Growth Portfolio Class 3	313,083	14.85	15.58	4,995,596	0.00	0.85	2.15	-3.78	-2.52
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	104,659		25.21	2,638,101	1.63		1.52		5.55
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	717,125	15.32	15.62	11,592,497	1.41	0.85	1.90	4.89	5.99
SAST SA JPMorgan Emerging Markets Portfolio Class 1	72,748		16.07	1,169,093	2.05		1.52		9.04
SAST SA JPMorgan Emerging Markets Portfolio Class 3	537,340	9.16	20.89	6,688,995	1.70	0.85	2.15	8.09	9.50
SAST SA JPMorgan Equity-Income Portfolio Class 1	147,116		51.65	7,598,214	1.89		1.52		13.81
SAST SA JPMorgan Equity-Income Portfolio Class 3	531,957	16.15	17.61	9,814,454	1.69	0.85	2.15	12.82	14.29
SAST SA JPMorgan Global Equities Portfolio Class 1	44,041		27.82	1,225,411	1.35		1.52		4.07
SAST SA JPMorgan Global Equities Portfolio Class 3	113,765	11.64	12.04	1,954,207	1.13	1.10	1.90	3.42	4.25
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	44,896		28.81	1,293,353	1.93		1.52		1.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,324,578	13.03	20.70	51,288,871	1.67	0.85	2.15	0.93	2.24
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	86,434		19.76	1,708,060	0.00		1.52		-1.31
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	363,553	16.79	18.48	6,903,535	0.00	0.85	2.15	-2.17	-0.89
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	218,299		58.68	12,808,784	0.87		1.52		12.87
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	807,871	15.18	24.47	21,406,362	0.62	0.85	2.15	11.89	13.35
SAST SA MFS Blue Chip Growth Portfolio Class 1	54,598		10.26	560,015	0.56		1.52		4.75
SAST SA MFS Blue Chip Growth Portfolio Class 3	448,638	10.28	16.11	6,120,247	0.37	0.85	1.90	4.09	5.19
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	59,142		39.51	2,336,697	0.84		1.52		7.00
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	779,675	16.76	19.26	16,759,425	0.63	0.85	2.15	6.07	7.45
SAST SA MFS Telecom Utility Portfolio Class 1	32,185		23.44	754,286	3.02		1.52		8.90
SAST SA MFS Telecom Utility Portfolio Class 3	83,142	16.20	17.24	1,495,702	2.81	0.85	1.90	8.22	9.36
SAST SA MFS Total Return Portfolio Class 1	91,359		40.67	3,715,243	2.34		1.52		7.43
SAST SA MFS Total Return Portfolio Class 3	405,701	14.50	24.10	8,876,409	1.99	0.85	1.90	6.76	7.88
SAST SA Morgan Stanley International Equities Portfolio Class 1	116,360		13.31	1,549,145	1.15		1.52		-3.43
SAST SA Morgan Stanley International Equities Portfolio Class 3	624,446	9.28	9.35	7,316,756	0.97	0.85	2.15	-4.28	-3.03
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	48,495		33.21	1,610,614	0.77		1.52		9.98
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	179,239	16.13	22.24	3,648,282	0.54	0.85	2.15	9.02	10.44
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,162,079	10.22	11.02	92,322,514	0.00	1.10	2.15	4.51	5.61
SAST SA PineBridge High-Yield Bond Portfolio Class 1	72,836		30.45	2,217,566	6.57		1.52		16.47
SAST SA PineBridge High-Yield Bond Portfolio Class 3	450,349	13.94	22.63	7,714,472	6.51	0.85	2.15	15.45	16.96
SAST SA Putnam International Growth and Income Portfolio Class 1	90,864		14.87	1,351,555	1.89		1.52		-0.02
SAST SA Putnam International Growth and Income Portfolio Class 3	632,576	8.21	12.43	7,771,766	1.55	0.85	1.90	-0.65	0.40
SAST SA Schroders VCP Global Allocation Portfolio Class 3	3,130,489	10.76	10.86	33,920,757	0.00	1.15	2.15	7.59	8.60
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	5,557,056	10.50	10.62	58,788,432	0.28	0.95	2.15	5.05	6.24
SAST SA Templeton Foreign Value Portfolio Class 3	1,890,243	9.58	10.72	23,365,894	1.69	0.85	2.15	-0.99	0.30
SAST SA VCP Dynamic Allocation Portfolio Class 3	70,792,916	11.62	12.33	850,502,796	1.48	0.95	2.15	2.29	3.52
SAST SA VCP Dynamic Strategy Portfolio Class 3	45,534,805	11.62	12.15	545,243,797	1.44	1.15	2.15	2.92	3.95
SAST SA WellsCap Aggressive Growth Portfolio Class 1	61,797		21.08	1,302,434	0.00		1.52		5.76
SAST SA WellsCap Aggressive Growth Portfolio Class 3	155,054	12.74	13.54	2,274,006	0.00	0.85	1.90	5.10	6.21
SAST SA WellsCap Fundamental Growth Portfolio Class 1	65,751		27.41	1,802,185	0.00		1.52		-0.53
SAST SA WellsCap Fundamental Growth Portfolio Class 3	146,108	11.13	14.98	3,319,130	0.00	0.85	1.90	-1.15	-0.11
VALIC Company I International Equities Index Fund	11,135	8.80	9.35	104,179	2.71	1.10	1.70	-0.44	0.15
VALIC Company I Mid Cap Index Fund	36,079	10.79	12.19	434,538	0.95	1.10	1.70	18.60	19.31
VALIC Company I Nasdaq-100 Index Fund	3,375	10.56	11.91	38,421	0.00	1.10	1.70	4.97	5.60
VALIC Company I Small Cap Index Fund	12,662	10.66	12.39	151,556	1.33	1.10	1.70	19.14	19.86
VALIC Company I Stock Index Fund	78,701	10.60	11.53	902,264	2.06	1.10	1.70	9.72	10.38

		December 31, 2015			For the Year Ended December 31, 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	86,175	24.10	25.00	2,152,162	1.66	0.85	1.20	0.19	0.54
American Funds IS Capital Income Builder Class 4	2,803	9.27	9.64	26,811	1.19	1.10	1.70	-7.35	-2.87
American Funds IS Global Growth Fund Class 2	191,719	32.78	36.78	6,601,578	0.99	0.85	1.72	5.11	6.03
American Funds IS Global Growth Fund Class 4	19,265		9.59	184,810	1.74		1.20		-4.07
American Funds IS Growth Fund Class 2	236,443	30.40	34.11	7,470,286	0.56	0.85	1.72	5.04	5.95
American Funds IS Growth-Income Fund Class 2	346,276	25.57	28.70	9,246,891	1.26	0.85	1.72	-0.28	0.60
AST SA PGI Asset Allocation Portfolio Class 1	99,047		36.08	3,573,374	2.94		1.52		-3.21
AST SA PGI Asset Allocation Portfolio Class 3	145,786	14.24	20.40	3,250,353	2.93	0.85	1.90	-3.81	-2.80
AST SA Wellington Capital Appreciation Portfolio Class 1	92,829		95.23	8,840,418	0.00		1.52		7.09
AST SA Wellington Capital Appreciation Portfolio Class 3	576,900	22.12	31.98	22,687,153	0.00	0.85	2.15	6.15	7.54
AST SA Wellington Government and Quality Bond Portfolio Class 1	156,083		21.27	3,319,243	1.54		1.52		-0.98
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,174,093	11.56	17.35	33,017,356	1.30	0.85	2.15	-1.84	-0.56
AST SA Wellington Growth Portfolio Class 1	70,906		48.23	3,419,780	0.62		1.52		-1.36
AST SA Wellington Growth Portfolio Class 3	176,927	14.45	18.40	5,636,546	0.33	0.85	1.90	-1.98	-0.94
AST SA Wellington Natural Resources Portfolio Class 1	27,544		30.60	842,874	1.74		1.52		-22.58
AST SA Wellington Natural Resources Portfolio Class 3	281,828	6.22	6.54	3,648,589	0.99	0.85	1.90	-23.07	-22.25
BlackRock Global Allocation V.I. Fund Class III	3,444	9.47	9.71	32,755	1.98	1.10	1.40	-2.38	-2.08
BlackRock iShares Alternative Strategies VI Fund Class III	1,906		9.72	18,525	5.84		1.40		-2.61
BlackRock iShares Dynamic Fixed Income VI Fund Class III	2,926		9.79	28,643	3.68		1.10		-2.55

66

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31, 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Income Opportunities Fund Class 1	4,944	22.00	22.81	110,113	9.03	1.52	1.77	-2.73	-2.49
Columbia VP Limited Duration Credit Fund Class 2	720		9.51	6,847	0.00		1.10		-3.56
FTVIP Franklin Allocation VIP Fund Class 2	277,065	11.23	12.21	3,206,266	3.10	0.85	1.90	-7.98	-7.01
FTVIP Franklin Income VIP Fund Class 2	1,129,535	11.95	13.02	13,985,659	4.74	0.85	1.90	-8.80	-7.84
FTVIP Franklin Strategic Income VIP Fund Class 2	931		9.36	8,712	0.00		1.10		-4.92
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	2,024		9.03	18,273	3.78		1.40		-6.21
Goldman Sachs VIT Strategic Income Fund Advisor Class	2,343		9.48	22,203	2.70		1.10		-3.32
Invesco V.I. American Franchise Fund Series II	41,845	17.87	18.36	730,947	0.00	0.85	1.90	2.78	3.86
Invesco V.I. Balanced-Risk Allocation Fund Series II	549		9.01	4,945	0.00		1.70		-9.88
Invesco V.I. Comstock Fund Series II	931,609	13.64	20.40	15,061,338	1.69	0.85	2.15	-8.19	-6.99
Invesco V.I. Growth and Income Fund Series II	1,399,970	13.95	22.78	24,719,855	2.58	0.85	2.15	-5.37	-4.13
Lord Abbett Bond Debenture Portfolio Class VC	2,220		9.76	21,674	8.37		1.10		0.10
Lord Abbett Growth and Income Portfolio Class VC	735,771	12.11	18.05	10,886,559	1.16	0.85	2.15	-4.93	-3.69
Lord Abbett Mid Cap Stock Portfolio Class VC	6,260		21.46	134,363	0.56		0.85		-4.60
Lord Abbett Short Duration Income Portfolio Class VC	4,460		9.90	44,137	4.34		1.10		1.59
Morgan Stanley VIF Global Infrastructure Portfolio Class II	1,711		8.53	14,595	2.01		1.40		-15.08
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	1,928		9.35	18,037	0.00		1.40		-6.38
PIMCO Dynamic Bond Portfolio Advisor Class	1,280		9.66	12,366	5.48		1.40		-3.14
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,330		9.24	21,532	0.77		1.10		-3.38
PVC Diversified International Account Class 1	13,146	6.89	7.06	90,895	2.42	1.55	1.70	-2.33	-2.18
PVC Equity Income Account Class 2	26,193	13.64	13.94	362,299	2.34	1.55	1.70	-5.77	-5.63
PVC Government & High Quality Bond Account Class 1	74	7.95	8.11	590	3.20	1.55	1.70	-1.03	-0.88
PVC Income Account Class 2	9,679	9.61	9.81	94,103	3.99	1.55	1.70	-2.59	-2.45
PVC LargeCap Growth Account Class 2	1,520		11.15	16,950	0.00		1.55		3.12
PVC MidCap Account Class 2	62,612	18.20	18.53	1,140,972	0.30	1.55	1.70	-0.34	-0.19
PVC Principal Capital Appreciation Account Class 2	9,847	19.30	19.71	191,430	0.04	1.55	1.70	0.22	0.37
PVC Real Estate Securities Account Class 2	396		29.82	11,805	1.82		1.55		2.40
PVC SAM Balanced Portfolio Class 2	500,991	13.16	13.65	6,689,180	2.78	1.52	1.77	-2.82	-2.57
PVC SAM Conservative Balanced Portfolio Class 2	11,725	13.13	9.59	112,765	3.07	1.55	1.77	-2.67	-2.46
PVC SAM Conservative Growth Portfolio Class 2	44,245	13.91	14.19	625,832	2.05	1.55	1.70	-3.01	-2.86
PVC SAM Flexible Income Portfolio Class 2	39,046	13.08	10.80	457,545	3.59	1.55	1.77	-3.27	-3.06
PVC SAM Strategic Growth Portfolio Class 2	18,383	15.26	15.58	285,106	2.06	1.55	1.70	-3.53	-3.38
PVC Short-Term Income Account Class 1	5,911		7.35	43,468	2.49		1.55		-0.96
PVC SmallCap Account Class 2	1,809		10.46	18,917	0.49		1.55		4.58
SST SA Allocation Balanced Portfolio Class 3	1,153,596	13.28	14.18	15,729,099	1.30	1.15	1.90	-3.19	-2.46
SST SA Allocation Growth Portfolio Class 3	151,736	13.71	14.69	2,143,023	1.30	1.15	1.90	-3.72	-2.99
SST SA Allocation Moderate Growth Portfolio Class 3	699,550	13.20	14.13	9,483,878	1.38	1.15	1.90	-3.59	-2.86
SST SA Allocation Moderate Portfolio Class 3	1,042,428	13.16	13.91	14,251,869	1.29	1.30	2.15	-3.73	-2.91
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	2,218		9.94	22,051	2.07		1.10		-1.62
SST SA Multi-Managed International Equity Portfolio Class 3	5,456		9.20	50,169	1.78		1.10		-4.17
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,231		9.79	21,838	0.62		1.10		-7.06
SST SA T. Rowe Price Growth Stock Portfolio Class 3	496		9.97	4,940	0.00		1.70		-0.32
SST SA Wellington Real Return Portfolio Class 3	1,651,670	10.67	11.66	18,236,281	3.90	0.85	2.15	-3.45	-2.19
SAST SA AB Growth Portfolio Class 1	154,627		60.72	9,389,530	0.13		1.52		9.58
SAST SA AB Growth Portfolio Class 3	194,099	18.45	15.56	7,642,814	0.00	0.85	1.90	8.89	10.04
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,075,854	16.48	17.28	23,018,655	0.32	0.85	2.15	-8.07	-6.87
SAST SA American Funds Asset Allocation Portfolio Class 3	534,603	13.98	14.96	7,771,252	1.38	1.15	1.90	-0.81	-0.07
SAST SA American Funds Global Growth Portfolio Class 3	1,222,262	15.61	12.11	19,794,363	0.90	1.10	2.15	4.39	5.49
SAST SA American Funds Growth Portfolio Class 3	947,138	15.26	12.73	15,020,937	0.91	1.10	2.15	4.27	5.37
SAST SA American Funds Growth-Income Portfolio Class 3	812,989	14.36	12.46	12,051,004	1.06	1.10	2.15	-0.99	0.06
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,896,904	11.46	11.84	57,444,371	0.00	1.15	2.15	-3.45	-2.48
SAST SA Boston Company Capital Growth Portfolio Class 1	22,404		11.60	259,812	0.08		1.52		3.98
SAST SA Boston Company Capital Growth Portfolio Class 3	185,896	14.37	12.28	2,155,289	0.00	0.85	1.90	3.33	4.42
SAST SA Columbia Technology Portfolio Class 1	50,733		3.99	202,176	0.00		1.52		8.42
SAST SA Columbia Technology Portfolio Class 3	369,502	15.39	16.75	2,393,391	0.00	1.10	1.90	7.74	8.61
SAST SA DFA Ultra Short Bond Portfolio Class 1	137,987		12.17	1,679,881	0.00		1.52		-1.72
SAST SA DFA Ultra Short Bond Portfolio Class 3	801,895	8.67	10.86	8,320,058	0.00	0.85	1.90	-2.33	-1.30
SAST SA Dogs of Wall Street Portfolio Class 1	50,595		22.79	1,153,271	1.75		1.52		0.53
SAST SA Dogs of Wall Street Portfolio Class 3	250,192	18.04	28.02	4,992,091	1.71	0.85	2.15	-0.35	0.95
SAST SA Federated Corporate Bond Portfolio Class 1	100,529		27.81	2,795,664	3.80		1.52		-2.71
SAST SA Federated Corporate Bond Portfolio Class 3	1,976,862	14.83	23.71	36,831,104	3.53	0.85	2.15	-3.56	-2.30
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	45,797		33.79	1,547,296	1.79		1.52		0.29
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	672,903	11.14	42.50	12,095,373	1.50	0.85	2.15	-0.59	0.71
SAST SA Franklin Small Company Value Portfolio Class 3	728,098	13.30	13.63	9,666,795	0.06	0.85	2.15	-9.65	-8.47
SAST SA Goldman Sachs Global Bond Portfolio Class 1	45,142		21.66	977,769	0.00		1.52		-4.34
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,099,765	11.38	16.72	14,686,106	0.00	0.85	2.15	-5.17	-3.93
SAST SA Invesco Growth Opportunities Portfolio Class 1	35,114		9.24	324,344	0.00		1.52		-2.16
SAST SA Invesco Growth Opportunities Portfolio Class 3	679,309	16.55	9.58	8,253,458	0.00	0.85	2.15	-3.02	-1.75
SAST SA Invesco VCP Equity-Income Portfolio Class 3	5,755,824	11.10	11.41	65,110,889	0.27	1.15	2.15	-4.35	-3.39
SAST SA Janus Focused Growth Portfolio Class 3	341,200	15.43	15.99	5,678,204	0.00	0.85	2.15	-2.11	-0.83
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	111,539		23.88	2,663,649	1.73		1.52		-1.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	764,922	14.60	14.74	11,799,819	1.57	0.85	1.90	-2.10	-1.06
SAST SA JPMorgan Emerging Markets Portfolio Class 1	79,031		14.74	1,164,772	1.81		1.52		-15.57
SAST SA JPMorgan Emerging Markets Portfolio Class 3	560,047	8.47	19.08	6,496,857	1.56	0.85	2.15	-16.31	-15.22
SAST SA JPMorgan Equity-Income Portfolio Class 1	160,208		45.38	7,270,212	1.73		1.52		-3.65
SAST SA JPMorgan Equity-Income Portfolio Class 3	518,863	14.31	15.40	8,564,104	1.64	0.85	2.15	-4.50	-3.25
SAST SA JPMorgan Global Equities Portfolio Class 1	49,502		26.74	1,323,474	1.40		1.52		-2.72
SAST SA JPMorgan Global Equities Portfolio Class 3	115,350	11.64	12.56	1,958,397	1.15	1.15	1.90	-3.33	-2.60

67

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31, 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	55,260		28.29	1,563,499	1.17		1.52		-1.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	2,959,341	12.91	20.24	46,105,508	0.91	0.85	2.15	-2.49	-1.21
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	90,483		20.02	1,811,710	0.00		1.52		1.43
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	347,997	18.89	16.94	6,702,105	0.00	0.85	2.15	0.54	1.86
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	249,773		51.98	12,984,128	0.50		1.52		-0.22
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	869,634	13.57	21.59	21,388,717	0.24	0.85	2.15	-1.09	0.20
SAST SA MFS Blue Chip Growth Portfolio Class 1	63,709		9.79	623,833	0.38		1.52		2.81
SAST SA MFS Blue Chip Growth Portfolio Class 3	430,164	15.48	9.77	5,478,551	0.19	0.85	1.90	2.17	3.24
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	68,557		36.92	2,531,453	0.81		1.52		-1.29
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	772,417	15.80	17.93	16,001,847	0.62	0.85	2.15	-2.16	-0.88
SAST SA MFS Telecom Utility Portfolio Class 1	35,560		21.52	765,254	4.66		1.52		-13.36
SAST SA MFS Telecom Utility Portfolio Class 3	77,409	14.97	15.77	1,292,460	4.63	0.85	1.90	-13.91	-13.00
SAST SA MFS Total Return Portfolio Class 1	105,777		37.85	4,004,049	2.30		1.52		-1.96
SAST SA MFS Total Return Portfolio Class 3	413,382	13.58	22.34	8,831,787	2.08	0.85	1.90	-2.58	-1.55
SAST SA Morgan Stanley International Equities Portfolio Class 1	144,708		13.79	1,995,017	2.31		1.52		-1.24
SAST SA Morgan Stanley International Equities Portfolio Class 3	577,759	9.69	9.64	7,168,766	1.82	0.85	2.15	-2.11	-0.83
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	60,507		30.20	1,827,220	0.56		1.52		1.45
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	148,035	14.80	20.14	2,899,947	0.38	0.85	2.15	0.56	1.87
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	4,493,484	10.54	10.83	48,251,949	0.00	1.15	2.15	-5.87	-4.92
SAST SA PineBridge High-Yield Bond Portfolio Class 1	74,176		26.14	1,939,001	5.34		1.52		-5.74
SAST SA PineBridge High-Yield Bond Portfolio Class 3	495,622	12.07	19.35	7,363,758	5.34	0.85	2.15	-6.56	-5.34
SAST SA Putnam International Growth and Income Portfolio Class 1	100,958		14.88	1,501,983	2.74		1.52		-3.09
SAST SA Putnam International Growth and Income Portfolio Class 3	655,694	8.26	12.38	8,159,598	2.32	0.85	1.90	-3.70	-2.68
SAST SA Templeton Foreign Value Portfolio Class 3	1,872,632	9.68	10.69	23,584,017	1.91	0.85	2.15	-6.90	-5.69
SAST SA VCP Dynamic Allocation Portfolio Class 3	70,608,260	11.36	11.91	823,326,924	1.08	0.95	2.15	-7.17	-6.05
SAST SA VCP Dynamic Strategy Portfolio Class 3	44,764,887	11.29	11.69	517,236,155	0.82	1.15	2.15	-7.43	-6.50
SAST SA WellsCap Aggressive Growth Portfolio Class 1	70,782		19.93	1,410,490	0.00		1.52		-2.68
SAST SA WellsCap Aggressive Growth Portfolio Class 3	194,340	12.12	12.75	2,641,574	0.00	0.85	1.90	-3.29	-2.27
SAST SA WellsCap Fundamental Growth Portfolio Class 1	74,154		27.56	2,043,328	0.00		1.52	0.00	0.00
SAST SA WellsCap Fundamental Growth Portfolio Class 3	176,411	15.16	11.14	3,902,253	0.00	0.85	1.90	-0.63	0.42
VALIC Company I International Equities Index Fund	10,175	8.84	9.34	95,176	0.00	1.10	1.70	-11.58	-2.09
VALIC Company I Mid Cap Index Fund	25,150	9.10	10.22	254,978	0.00	1.10	1.70	-9.03	-3.57
VALIC Company I Small Cap Index Fund	14,991	9.34	10.34	153,697	0.00	1.10	1.40	-5.81	-5.52
VALIC Company I Stock Index Fund	56,826	9.67	10.45	591,309	0.00	1.10	1.70	-3.34	-0.05

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7.Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2020, the date the financial statements were issued. While sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 ("Coronavirus"), the current economic volatility and environment may adversely impact net assets for each sub-account.

68

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.Separate Account Mergers

At the close of business on November 29, 2019, The United States Life Insurance Company in the City of New York Separate Account USL Variable Annuity Account One ("FS VAA1") and Variable Annuity Account Two ("FS VAA2") were consolidated with and into the Separate Account. FS VAA1 and FS VAA2 existed as segregated investment accounts established by the Company to receive and invest premium payments from variable annuity contracts issued by the Company. In effect, the consolidation resulted in the transfer of all subaccounts in FS VAA1 and FS VAA2 to the Separate Account. The purpose of the Consolidation was to reduce the ongoing administrative costs and inefficiencies associated with maintaining multiple Separate Accounts, each with its own recordkeeping and reporting requirements. Activity from operations and contract transactions for the consolidating separate accounts that occurred after November 29, 2019 is included in the Statement of Operations and Changes in Net Assets.

The summary below presents the shares, net asset value per share, fair value, cost of shares held, due to/from general account and net assets for the subaccounts from FS VAA1 and FS VAA2 that consolidated into the Separate Account on November 29, 2019:

The following table contains the funds merged in from FS VAA1.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
AST SA BlackRock Multi-Asset Income Portfolio Class 1	03311Y608	18,387	6.63	121,905	105,832	-	121,905
AST SA Wellington Capital Appreciation Portfolio Class 1	03311Y301	14,613	43.62	637,397	598,416	-	637,397
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	6,133	15.43	94,636	92,860	-	94,636
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	03311Y707	31,368	8.33	261,298	251,007	-	261,298
SAST SA AB Growth Portfolio Class 1	86703T774	16,234	49.16	798,049	730,875	-	798,049

The following table contains the funds merged in from FS VAA2.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
SAST SA DFA Ultra Short Bond Portfolio Class 1	86703T402	2,407	10.62	25,564	25,940	-	25,564
SAST SA Janus Focused Growth Portfolio Class 1	86704C861	58,416	16.07	938,741	648,660	-	938,741
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	86703T790	46,347	20.39	945,013	997,414	-	945,013
SAST SA MFS Total Return Portfolio Class 1	86703T873	19,389	18.88	366,073	336,909	-	366,073
SAST SA Putnam International Growth and Income Portfolio Class 1	86703T105	23,565	9.68	228,106	254,574	-	228,106

The consolidation did not affect the rights, obligations, or terms of the policyholders. Additionally, the consolidation had no tax consequences on the policyholders, or the Separate Account.

69

The United States Life

Insurance Company in the

City of New York

Audited Statutory Financial Statements

At December 31, 2019 and 2018 and

for each of the three years ended December 31, 2019

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

		Page
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report		2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2019 and 2018		4
Statutory Statements of Operations for the Years Ended December 31, 2019, 2018 and 2017		6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2019, 2018 and
	2017	7
Statutory Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017		8
NOTES TO STATUTORY FINANCIAL STATEMENTS
1.	Nature of Operations	9
2.	Summary of Significant Accounting Policies	10
3.	Investments	20
4.	Securities Lending and Repurchase Agreements	28
5.	Restricted Assets	32
6.	Subprime Mortgage Risk Exposure	32
7.	Derivatives	33

8.Information about Financial Instruments with Off-Balance Sheet Risk and

	Financial Instruments with Concentrations of Credit Risk	35
9.	Fair Value Measurements	36
10.	Aggregate Policy Reserves and Deposit Fund Liabilities	42
11.	Separate Accounts	44
12.	Reserves for Guaranteed Policy Benefits and Enhancements	46
13.	Participating Policy Contracts	47
14.	Premium and Annuity Considerations Deferred and Uncollected	47
15.	Reinsurance	47
16.	Federal Income Taxes	49
17.	Capital and Surplus	53
18.	Retirement Plans and Share-Based and Deferred Compensation Plans	54
19.	Debt	55
20.	Commitments and Contingencies	56
21.	Related Party Transactions	58
22.	Subsequent Events	61

23.Loan-Backed and Structured Security Impairments and Structured Notes

Holdings	62
SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	64
Supplemental Investment Risks Interrogatories	66
Supplemental Summary Investment Schedule	72

1

Report of Independent Auditors

To the Board of Directors and Shareholder of

The United States Life Insurance Company in the City of New York

We have audited the accompanying statutory financial statements of The United States Life Insurance Company in the City of New York (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

2

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks

Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory- basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

3

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2019	2018
Admitted assets
Cash and investments
Bonds	$19,055	$18,514
Preferred stocks	7	6
Common stocks	178	10
Cash, cash equivalents and short-term investments	116	172
Mortgage loans	3,345	3,050
Contract loans	170	178
Derivatives	30	6
Securities lending reinvested collateral assets	126	89
Other invested assets	1,228	1,060
Total cash and investments	24,255	23,085
Amounts recoverable from reinsurers	43	33
Amounts receivable under reinsurance contracts	161	123
Current federal income tax recoverable	-	10
Deferred tax asset	106	86
Due and accrued investment income	205	207
Premiums due, deferred and uncollected	50	50
Receivables from affiliates	15	21
Other assets	42	8
Separate account assets	4,663	4,577
Total admitted assets	$29,540	$28,200

See accompanying Notes to Statutory Financial Statements.

4

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2019	2018
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$20,826	$20,144
Liabilities for deposit-type contracts	679	572
Accident and health reserves	293	331
Premiums received in advance	2	1
Policy and contract claims	106	106
Policyholder dividends	2	2
Total policy reserves and contractual liabilities	21,908	21,156
Experience rated refund	79	119
Payable to affiliates	22	86
Interest maintenance reserve	264	243
Federal income taxes payable	50	-
Derivatives	1	1
Payable for securities lending	257	100
Repurchase agreements	94	110
Collateral for derivatives program	49	-
Accrued expenses and other liabilities	201	251
Net transfers from separate accounts due or accrued	(99)	(103)
Asset valuation reserve	480	382
Separate account liabilities	4,663	4,577
Total liabilities	27,969	26,922
Commitments and contingencies (see Note 20)
Capital and surplus
Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding	4	4
Gross paid-in and contributed surplus	1,778	1,778
Unassigned surplus	(211)	(504)
Total capital and surplus	1,571	1,278
Total liabilities and capital and surplus	$29,540	$28,200

See accompanying Notes to Statutory Financial Statements.

5

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2019	2018	2017
Revenues
Premiums and annuity considerations	$1,847	$(3,607)	$1,306
Net investment income	1,155	1,141	1,113
Amortization of interest maintenance reserve	30	34	41
Reserve adjustments on reinsurance ceded	(229)	4,495	22
Commissions and expense allowances	72	83	61
Separate account fees	86	79	72
Other income	25	28	27
Total revenues	2,986	2,253	2,642
Benefits and expenses
Death benefits	148	124	259
Annuity benefits	357	88	626
Surrender benefits	1,060	1,130	1,030
Other benefits	86	63	110
Change in reserves	642	529	(16)
Commissions	96	98	112
General insurance expenses	126	114	127
Net transfers to separate accounts	101	211	117
Other expenses	6	29	13
Total benefits and expenses	2,622	2,386	2,378
Net gain (loss) from operations before dividends to policyholders and federal
income taxes	364	(133)	264
Dividends to policyholders	-	(1)	1
Net gain (loss) from operations after dividends to policyholders and before
federal income taxes	364	(132)	263
Federal income tax expense	147	73	121
Net gain (loss) from operations	217	(205)	142
Net realized capital gains (losses), net of tax	36	(10)	(53)
Net income (losses)	$253	$(215)	$89

See accompanying Notes to Statutory Financial Statements.

6

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

		Gross Paid-In
		and
(in millions)	Common	Contributed	Unassigned	Total Capital
	Stock	Surplus	Surplus	and Surplus
Balance, January 1, 2017	$4	$1,778	$55	$1,837
Net income	-	-	89	89
Change in net unrealized capital gains (losses)	-	-	(21)	(21)
Change in net unrealized foreign exchange capital gains (losses)	-	-	52	52
Change in deferred tax	-	-	(249)	(249)
Change in non-admitted assets	-	-	250	250
Change in reserve on account of change in valuation basis	-	-	(62)	(62)
Change in asset valuation reserve	-	-	6	6
Dividends to stockholder	-	-	(140)	(140)
Prior period corrections	-	-	(6)	(6)
Balance, December 31, 2017	$4	$1,778	$(26)	$1,756
Net income	-	-	(215)	(215)
Change in net unrealized capital gains (losses)	-	-	(1)	(1)
Change in net unrealized foreign exchange capital gains (losses)	-	-	(33)	(33)
Change in deferred tax	-	-	88	88
Change in non-admitted assets	-	-	(160)	(160)
Change in asset valuation reserve	-	-	(75)	(75)
Change in surplus as a result of reinsurance	-	-	28	28
Dividends to stockholder	-	-	(142)	(142)
Prior period corrections	-	-	32	32
Balance, December 31, 2018	$4	$1,778	$(504)	$1,278
Net income	-	-	253	253
Change in net unrealized capital gains (losses)	-	-	99	99
Change in net unrealized foreign exchange capital gains (losses)	-	-	17	17
Change in deferred tax	-	-	101	101
Change in non-admitted assets	-	-	(65)	(65)
Change in asset valuation reserve	-	-	(98)	(98)
Change in surplus as a result of reinsurance	-	-	(2)	(2)
Prior period corrections	-	-	(12)	(12)
Balance, December 31, 2019	$4	$1,778	$(211)	$1,571

See accompanying Notes to Statutory Financial Statements.

7

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2019	2018	2017
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$1,804	$1,413	$1,304
Net investment income collected	1,037	1,025	922
Other income	(46)	(409)	181
Total revenue received	2,795	2,029	2,407
Benefits paid	1,694	1,526	2,019
Net transfers to separate accounts	96	198	111
Commissions and expenses paid	228	236	261
Dividends paid to policyholders	-	(1)	1
Federal income taxes paid	110	152	(5)
Total benefits and expenses paid	2,128	2,111	2,387
Net cash provided by (used in) operations	667	(82)	20
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	3,629	4,272	4,280
Stocks	9	22	4
Mortgage loans	347	326	369
Real estate	-	7	23
Other invested assets	432	557	335
Miscellaneous proceeds	224	322	15
Total proceeds from investments sold, matured or repaid	4,641	5,506	5,026
Cost of investments acquired:
Bonds	3,994	3,942	3,919
Stocks	7	20	7
Mortgage loans	673	584	438
Real estate	-	-	1
Other invested assets	551	582	408
Miscellaneous purchases	90	196	270
Total cost of investments acquired	5,315	5,324	5,043
Net adjustment in contract loans	(7)	(10)	(10)
Net cash (used in) provided by investing activities	(667)	192	(7)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	(2)	28	-
Federal Home Loan Bank advance payments	-	-	(2)
Net deposits on (withdrawals from) deposit-type contracts	106	(20)	(17)
Dividends to Parent	-	(142)	(140)
Other, net	(160)	156	96
Net cash (used) provided in financing and miscellaneous activities	(56)	22	(63)
Net (decrease) increase in cash, cash equivalents and short-term investments	(56)	132	(50)
Cash, cash equivalents and short-term investments at beginning of year	172	40	90
Cash, cash equivalents and short-term investments at end of year	$116	$172	$40

Non-cash activities, excluded from above:
Non-cash AIG Global Real Estate transactions	$-	$84	$-
Non-cash Investment Real Estate sale	-	7	-
Non-cash transfer from other invested assets to common stocks	23	-	-
Non-cash transfer from other invested assets to mortgage loans	-	-	274
Non-cash transfer from mortgage loans to other invested assets	27	-	-

See accompanying Notes to Statutory Financial Statements.

8

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (USL or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of New York and is subject to regulation by the New York State Department of Financial Services (NYDFS). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in the U.S. Virgin Islands.

The Company offers a broad portfolio of individual fixed and variable annuity and life insurance products. In October 2016, the Company made a strategic decision to refocus its group benefits business, which included the decision to cease quoting new business in the employer and voluntary group benefits lines and seek strategic alternatives for group products distributed through sponsored organizations such as professional and affinity associations.

The Company's fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. The Company's variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. The Company's fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of the Company's fixed index annuity products offer optional income protection features. The Company's distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

The Company's individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and American General Life Insurance Company (AGL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 – Reinsurance for further details relating to this agreement.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

NYDFS recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under New York Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. The State of New York has the right to permit other specific practices that deviate from prescribed practices.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NYDFS requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•application of other-than-temporary impairments (OTTI);

•estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•fair value measurements of certain financial assets; and

•policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities,

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Risk-based capital (RBC) charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non- insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non- insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses. Hedge accounting was not used for any derivative instruments in 2019.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write- down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets amounted to $575 million and $510 million at December 31, 2019 and 2018, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM). Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the NYDFS.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and for traditional life insurance returns any portion of the final premium for periods beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $1.4 billion at December 31, 2019.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $8.5 billion of insurance in-force and $245 million of reserves as of December 31, 2019, and $5.7 billion of insurance in-force and $231 million of reserves as of December 31, 2018, for which the gross premiums are less than the net premiums according to the standard of valuation set by the NYDFS.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

In addition, an extra mortality reserve is held for ordinary life insurance policies classified as group conversions, equal to the excess, if any, of a substandard reserve over a standard reserve based on mortality rates appropriately increased over the standard class mortality rates.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

For long-term disability products, disabled life reserves were established using the 1964 Commissioner's Disability Table for claims incurred prior to January 1, 1989, and the 1987 Commissioner's Group Disability Table for claims incurred January 1, 1989 and later, at an interest rate equal to the Single Premium Immediate Annuity rate (based on year incurred) less 1 percent.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

In 2017, the Company strengthened reserves on certain substandard structured settlement contracts by adjusting the constant extra deaths assumption as required by New York Regulation 151, recognizing experience on the block as required.

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2019, two out-of-period errors were identified and corrected, which decreased unassigned surplus by $12 million. The most significant of these was a decrease in reserve adjustments on reinsurance ceded due to a private placement cash issue.

In 2018, five out-of-period errors were identified and corrected, which increased unassigned surplus by $32 million. The most significant of these was a decrease in deferred annuity reserves due to a system conversion.

In 2017, one prior year error was identified and corrected, which increased reserves for group term life policies and decreased unassigned surplus by $6 million.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 – 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to- maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for

17

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

18

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently

19

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

		Gross	Gross
	Statement	Unrealized	Unrealized
(in millions)	Value	Gains	Losses	Fair Value
December 31, 2019
Bonds:
U.S. government obligations	$431	$45	$-	$476
All other governments	484	56	(3)	537
States, territories and possessions	114	12	(1)	125
Political subdivisions of states, territories and possessions	44	8	-	52
Special revenue	1,387	110	(2)	1,495
Industrial and miscellaneous	15,857	1,358	(51)	17,164
Hybrid securities	142	30	-	172
Bank loans	596	3	(7)	592
Total bonds	19,055	1,622	(64)	20,613
Preferred stock	7	1	-	8
Common stock	178	-	-	178
Total equity securities	185	1	-	186
Total	$19,240	$1,623	$(64)	$20,799
December 31, 2018
Bonds:
U.S. government obligations	$219	$8	$(4)	$223
All other governments	552	7	(27)	532
States, territories and possessions	95	6	-	101
Political subdivisions of states, territories and possessions	41	4	-	45
Special revenue	1,640	43	(28)	1,655
Industrial and miscellaneous	15,284	467	(470)	15,281
Hybrid securities	170	15	(4)	181
Bank loans	513	-	(23)	490
Total bonds	18,514	550	(556)	18,508
Preferred stock	6	-	-	6
Common stock	10	-	-	10
Total equity securities	16	-	-	16
Total	$18,530	$550	$(556)	$18,524

20

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
Bonds:
U.S. government obligations	$2	$-	$-	$-	$2	$-
All other governments	4	-	20	(3)	24	(3)
States, territories and possessions	24	(1)	-	-	24	(1)
Special revenue	81	(2)	15	-	96	(2)
Industrial and miscellaneous	1,209	(24)	517	(29)	1,726	(53)
Hybrid securities	1	-	2	-	3	-
Bank loans	293	(7)	-	-	293	(7)
Total bonds	1,614	(34)	554	(32)	2,168	(66)
Preferred stock	-	-	-	-	-	-
Total equity securities	-	-	-	-	-	-
Total	$1,614	$(34)	$554	$(32)	$2,168	$(66)
December 31, 2018
Bonds:
U.S. government obligations	$34	$(1)	$87	$(3)	$121	$(4)
All other governments	252	(14)	115	(13)	367	(27)
States, territories and possessions	16	-	5	-	21	-
Political subdivisions of states, territories and possessions	-	-	3	-	3	-
Special revenue	224	(9)	654	(19)	878	(28)
Industrial and miscellaneous	5,698	(305)	2,013	(167)	7,711	(472)
Hybrid securities	29	(2)	12	(2)	41	(4)
Bank loans	445	(24)	-	-	445	(24)
Total bonds	6,698	(355)	2,889	(204)	9,587	(559)
Preferred stock	2	-	3	-	5	-
Total equity securities	2	-	3	-	5	-
Total	$6,700	$(355)	$2,892	$(204)	$9,592	$(559)

As of December 31, 2019 and 2018, the number of bonds and equity securities in an unrealized loss position was 431 and 2,064, respectively. Bonds comprised 428 of the total of which 134 were in a continuous loss position greater than 12 months at December 31, 2019. Bonds comprised 2,061 of the total of which 696 were in a continuous loss position greater than 12 months at December 31, 2018.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2019 and 2018, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

21

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2019
Due in one year or less	$384	$387
Due after one year through five years	2,180	2,246
Due after five years through ten years	3,676	3,901
Due after ten years	7,947	8,907
LBaSS	4,868	5,172
Total	$19,055	$20,613

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $78 million and $66 million at December 31, 2019 and 2018, respectively which is the fair value. At December 31, 2019 and 2018, the Company had no income excluded from due and accrued for bonds.

At December 31, 2019, the Company's bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC guidelines (categories 3-6). These bonds accounted for 4 percent of the Company's total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries. At December 31, 2018, the Company's bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC guidelines (categories 3-6). These bonds accounted for 5 percent of the Company's total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2019	2018
Consumer Noncyclical	24.1%	22.1%
Energy	13.0	16.2
Communications	13.7	14.9
Consumer Cyclical	14.3	13.8
Basic	-	5.7

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2019		December 31, 2018
	Statement		Statement
(in millions)	Value	Fair Value	Value	Fair Value
Loan-backed and structured securities	$4,868	$5,172	$5,248	$5,452

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

At December 31, 2019 and 2018, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2019 and 2018, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2019, 2018 and 2017, the Company recognized total OTTI of $13 million, $6 million and $15 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2019 and 2018, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
LBaSS	$543	$(8)	$334	$(12)	$877	$(20)
December 31, 2018
LBaSS	$1,082	$(26)	$916	$(26)	$1,998	$(52)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2019	2018
Balance, beginning of year	$248	$336
Increases due to:
Credit impairment on new securities subject to impairment losses	1	1
Additional credit impairment on previously impaired investments	12	5
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	39	94
Balance, end of year	$222	$248

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2019.

23

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Mortgage Loans

Mortgage loans had outstanding principal balances of $3.4 billion and $3.1 billion at December 31, 2019 and 2018, respectively. Contractual interest rates range from 1.45 percent to 8.30 percent. The mortgage loans at December 31, 2019 had maturity dates ranging from 2020 to 2055.

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

	December 31,
	2019	2018
Geographic distribution:
Mid-Atlantic	31.6%	29.4%
Pacific	21.3	24.5
Foreign	12.1	10.9
South Atlantic	10.0	8.6
East North Central	8.3	8.4
West South Central	5.9	6.1
Mountain	4.2	4.8
New England	4.1	4.5
East South Central	1.9	2.2
West North Central	0.6	0.6
Total	100.0%	100.0%
Property type distribution:
Multi-family	37.3%	31.1%
Office	22.3	23.7
Retail	13.3	15.5
Industrial	14.0	13.9
Hotel/motel	4.8	5.5
Other	8.3	10.3
Total	100.0%	100.0%

At December 31, 2019, there were 48 mortgage loans with outstanding balances of $20 million or more which represented approximately 53 percent of the portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2019 and 2018:

		Years Ended December 31,
	2019			2018
(in millions)	Maximum	Minimum	Maximum		Minimum
Multi-family	6.00%	2.75%	5.75%		2.90%
Retail	6.36	6.36	5.48		5.48
Office	6.58	1.75	5.10		3.66
Industrial	4.77	1.45	4.25		2.11
Other	5.80	2.79	5.37		3.35

The Company did not reduce any interest rates during 2019 and 2018.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 80.0 percent and 95.0 percent in 2019 and 2018, respectively.

At December 31, 2019, the Company held $60 million in impaired mortgages with $34 million of related allowances for credit losses and $26 million in impaired loans without a related allowance. At December 31, 2018, the Company held $56 million in impaired mortgages with no related allowances for credit losses and $56 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $55 million and $59 million, at

24

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2019 and 2018, respectively. The Company recognized interest income from impaired loans of $1 million, $2 million and $2 million in 2019, 2018 and 2017, respectively. The Company recognizes interest income on its impaired mortgage loans upon receipt.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

		December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$22	$20	$17
Additions charged to unrealized capital loss	14	2	6
Direct write-downs charged against allowance	-	-	(3)
Balance, end of year	$36	$22	$20

During 2019, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2019	2018
Current	$3,343	$3,049
30 - 59 days past due	2	1
Total	$3,345	$3,050

At December 31, 2019 and 2018, the Company had mortgage loans outstanding under participant or co-lender agreements of $2.7 billion and $2.3 billion, respectively.

In addition, the Company had $60 million and $56 million in restructured loans at December 31, 2019 and 2018, respectively.

Troubled Debt Restructuring

At both December 31, 2019 and 2018, the Company held no restructured debt for which impairment was recognized. The Company had no outstanding commitments at December 31, 2019 and 2018 to debtors that hold loans with restructured terms.

Real Estate

The Company had no investment in real estate at both December 31, 2019 and 2018.

The Company had no sales of real estate property and had no impairment write-downs in real estate during 2019. The Company recognized a loss of less than $1 million on the sale of real estate property and had impairment write-downs of $1 million for its investment in real estate during 2018. The Company recognized a gain of $11 million on the sale of real estate property and had no impairment write-downs for its investment in real estate during 2017.

25

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Other Invested Assets

The following table presents the components of the Company's other invested assets:

	December 31,
(in millions)	2019	2018
Investments in limited liability companies	$296	$302
Investments in limited partnerships	715	535
Other unaffiliated investments	196	198
Receivable for securities	18	13
Cash collateral on derivatives	18	13
Non-admitted assets	(15)	(1)
Total	$1,228	$1,060

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $180 million and $246 million at December 31, 2019 and 2018, respectively. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $13 million during 2019. The Company recorded impairment write-downs in joint ventures and partnerships of $8 million during 2018.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2019	2018	2017
Bonds	$960	$946	$975
Common stocks	1	1	1
Cash and short-term investments	11	3	6
Mortgage loans	151	144	141
Real estate	-	1	4
Contract loans	11	11	12
Derivatives	24	25	(16)
Investment income from affiliates	1	2	5
Other invested assets	29	35	28
Gross investment income	1,188	1,168	1,156
Investment expenses	(33)	(27)	(43)
Net investment income	$1,155	$1,141	$1,113

26

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$54	$(49)	$66
Common stocks	17	(1)	-
Cash and short-term investments	-	1	(2)
Mortgage loans	(8)	(9)	4
Real estate	-	(2)	11
Derivatives	20	(16)	(66)
Other invested assets	27	30	(7)
Realized capital gains (losses)	110	(46)	6
Federal income tax (expense) benefit	(23)	10	(2)
Net (gains) losses transferred to IMR	(51)	26	(57)
Net realized capital gains (losses)	$36	$(10)	$(53)

During 2019, 2018 and 2017, the Company recognized $19 million, $17 million and $35 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2019	2018	2017
Proceeds	$1,691	$2,073	$1,755
Gross realized capital gains	$117	$11	$129
Gross realized capital losses	(43)	(50)	(17)
Net realized capital gains (losses)	$74	$(39)	$112

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$6	$(30)	$61
Preferred and common stocks	144	-	-
Mortgage loans	2	(12)	16
Derivatives	(26)	34	(69)
Other invested assets	20	(34)	52
Federal income tax benefit (expense)	(30)	8	(29)
Net change in unrealized gains (losses) of investments	$116	$(34)	$31

27

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(in millions)		(in millions)

	2019	2018	2019	2018	2019	2018
Bonds -AC	6	-	$49	$-	$49	$-
LB&SS -AC	2	4	3	30	3	30
Preferred Stock -AC	-	-	-	-	-	-
Preferred Stock -FV	-	-	-	-	-	-
Total	8	4	$52	$30	$52	$30
AC-Amortized Cost
FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2019 and 2018, the Company had bonds loaned with a fair value of approximately $258 million and $95 million pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
30 days or less	$68	$38
31 to 60 days	81	14
61 to 90 days	108	48
Subtotal	257	100
Securities collateral received	-	-
Total collateral received	$257	$100

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$126	$126	$89	$89
Subtotal	126	126	89	89
Securities collateral received	-	-	-	-
Total collateral reinvested	$126	$126	$89	$89

28

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Repurchase Agreements

At December 31, 2019 and 2018, bonds with a fair value of approximately $104 million and $114 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
Open positions	$-	$3
30 days or less	11	57
31 to 60 days	45	20
61 to 90 days	-	14
Greater than 90 days	38	16
Subtotal	94	110
Securities collateral received	-	-
Total collateral received	$94	$110

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

(in millions)		FIRST		SECOND	THIRD	FOURTH
		QUARTER		QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Open - No Maturity		$3	$4	$24	$2
2.	Overnight		28	29	92	39
3.	2 Days to 1 Week		40	51	75	69
4.	> 1 Week to 1 Month		77	100	111	85
5.	> 1 Month to 3 Months		75	51	17	94
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1 Year		-	-	-	-
b. Ending Balance
1.	Open - No Maturity		$-	$2	$2	$-
2.	Overnight		-	-	-	-
3.	2 Days to 1 Week		-	-	39	-
4.	> 1 Week to 1 Month		76	100	61	78
5.	> 1 Month to 3 Months		18	17	-	16
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1 Year		-	-	-	-

29

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company's liability to return collateral for the year ended December 31, 2019:

		FIRST	SECOND	THIRD	FOURTH
(in millions)		QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Cash (Collateral - All)	$224	$235	$319	$288
2.	Securities Collateral (FV)	-	-	-	-
b. Ending Balance
1.	Cash (Collateral - All)	$94	$118	$102	$94
2.	Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2019			December 31, 2018
	Amortized			Amortized
(in millions)	Cost	Fair Value		Cost	Fair Value
Open positions	$129	$124	$	- $	-
Greater than three years	-	-		115	114
Subtotal	129	124		115	114
Securities collateral received	-	-		-	-
Total collateral reinvested	$129	$124		$115	$114

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		FIRST		SECOND	THIRD	FOURTH
(in millions)		QUARTER		QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	BACV		$-	$-	$-	$-
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		-	-	-	-
b. Ending Balance
1.	BACV		$95	$136	$107	$100
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		98	148	112	104

30

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		1		2		3	4
(in millions)		None		NAIC 1		NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV			$-		$77	$23	$-
b. Bonds - FV			-		80	24	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		77	23	-
q. Total Assets - FV			-		80	24	-

		5		6		7	8
(in millions)		NAIC 4		NAIC 5		NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV			$-		$77	$23	$-
b. Bonds - FV			-		80	24	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		77	23	-
q. Total Assets - FV			-		80	24	-

31

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

	December 31,
(in millions)	2019	2018
On deposit with states	$16	$11
Securities lending	223	89
Collateral held on securities lending	257	100
FHLB stock and collateral pledged	360	265
Subject to repurchase agreements	100	115
Collateral for derivatives	-	43
Other restricted assets	5	5
Total	$961	$628

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•An interest rate above prime to borrowers who do not qualify for prime rate loans;

•Borrowers with low credit ratings (FICO scores);

•Interest-only or negative amortizing loans;

•Unconventionally high initial loan-to-value ratios;

•Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•Borrowers with less than conventional documentation of their income and/or net assets;

•Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

32

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company's investments with subprime exposures:

		Book
		Adjusted		OTTI
		Statement		Recognized
(in millions)	Actual Cost	Value	Fair Value	to Date
December 31, 2019
In general account:
RMBS	$213	$216	$241	$(1)
CDOs	216	212	228	(3)
CMBS	1	1	1	-
Total subprime exposure	$430	$429	$470	$(4)
December 31, 2018
In general account:
RMBS	$260	$256	$280	$-
CDOs	194	194	205	-
CMBS	1	1	1
Total subprime exposure	$455	$451	$486	$-

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital loss of $26 million in 2019, an unrealized capital gain of $34 million in 2018 and an unrealized capital loss of $69 million in 2017, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from

33

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include

(1)interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and

34

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

	December 31, 2019			December 31, 2018
	Contract or			Contract or
	Notional	Statement		Notional	Statement
(in millions)	Amount	Value	Fair Value	Amount	Value	Fair Value
Assets:
Interest rate contracts	$1,542	$24	$24	$2,446	$51	$51
Foreign exchange contracts	464	25	25	489	31	31
Equity contracts	1,119	106	106	1,388	17	17
Derivative assets, gross	3,125	155	155	4,323	99	99
Counter party netting	-	(125)	(125)	-	(93)	(93)
Derivative assets, net	$3,125	$30	$30	$4,323	$6	$6
Liabilities:
Interest rate contracts	$989	$22	$22	$1,106	$76	$76
Foreign exchange contracts	508	13	13	332	11	11
Equity contracts	1,233	91	91	943	7	7
Derivative liabilities, gross	2,730	126	126	2,381	94	94
Counter party netting	-	(125)	(125)	-	(93)	(93)
Derivative liabilities, net	$2,730	$1	$1	$2,381	$1	$1

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2019		December 31, 2018
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$155	$(126)	$99	$(94)
Amount offset	(125)	125	(93)	93
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$30	$(1)	$6	$(1)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

	December 31, 2019		December 31, 2018
	Contract or		Contract or
	Notional	Final Maturity	Notional	Final Maturity
(in millions)	Amount	Date	Amount	Date
Derivative assets:
Interest rate contracts	$1,542	2056	$2,446	2050
Foreign exchange contracts	464	2049	489	2056
Equity contracts	1,119	2020	1,388	2019
Derivative liabilities:
Interest rate contracts	989	2050	1,106	2047
Foreign exchange contracts	508	2056	332	2039
Equity contracts	1,233	2020	943	2019

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $58 million and $51 million at December 31, 2019 and 2018, respectively.

35

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

36

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

37

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

		Admitted
	Aggregate	Assets or
(in millions)	Fair Value	Liabilities	Level 1	Level 2	Level 3
December 31, 2019
Assets:
Bonds	$20,612	$19,054	$-	$17,864	$2,748
Preferred stocks	8	7	2	6	-
Common stocks	13	13	-	13	-
Cash, cash equivalents
and short-term investments	116	116	27	89	-
Mortgage loans	3,539	3,345	-	-	3,539
Contract loans	170	170	-	-	170
Receivables for securities	18	18	-	18	-
Securities lending reinvested collateral assets	126	126	-	126	-
Separate account assets	35	35	-	35	-
Liabilities:
Policy reserves and contractual liabilities	663	534	-	18	645
Payable for securities	34	34	-	34	-
Payable for securities lending	257	257	-	257	-
December 31, 2018
Assets:
Bonds	$18,505	$18,511	$-	$15,856	$2,649
Preferred stocks	6	6	1	5	-
Common stocks	9	9	-	9	-
Cash, cash equivalents
and short-term investments	172	172	54	118	-
Mortgage loans	3,093	3,050	-	-	3,093
Contract loans	178	178	-	-	178
Receivables for securities	13	13	-	13	-
Securities lending reinvested collateral assets	89	89	-	89	-
Liabilities:
Policy reserves and contractual liabilities	618	551	-	19	599
Payable for securities	76	76	-	76	-
Payable for securities lending	100	100	-	100	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

38

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

39

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
December 31, 2019
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$-	$1	$-	$1
Total bonds	-	-	1	-	1
Common stock
Industrial and miscellaneous	165	-	-	-	165
Total common stock	165	-	-	-	165
Derivative assets:
Interest rate contracts	-	24	-	-	24
Foreign exchange contracts	-	25	-	-	25
Equity contracts	-	106	-	-	106
Counterparty netting	-	-	-	(125)	(125)
Total derivative assets	-	155	-	(125)	30
Separate account assets	3,453	1,175	-	-	4,628
Total assets at fair value	$3,618	$1,330	$1	$(125)	$4,824
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$22	$-	$-	$22
Foreign exchange contracts	-	13	-	-	13
Equity contracts	1	90	-	-	91
Counterparty netting	-	-	-	(125)	(125)
Total derivative liabilities	1	125	-	(125)	1
Total liabilities at fair value	$1	$125	$-	$(125)	$1
December 31, 2018
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$1	$2	$-	$3
Total bonds	-	1	2	-	3
Common stock
Industrial and miscellaneous	-	-	1	-	1
Total common stock	-	-	1	-	1
Derivative assets:
Interest rate contracts	-	51	-	-	51
Foreign exchange contracts	-	31	-	-	31
Equity contracts	-	17	-	-	17
Counterparty netting	-	-	-	(93)	(93)
Total derivative assets	-	99	-	(93)	6
Separate account assets	2,949	1,628	-	-	4,577
Total assets at fair value	$2,949	$1,728	$3	$(93)	$4,587
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$76	$-	$-	$76
Foreign exchange contracts	-	11	-	-	11
Equity contracts	1	6	-	-	7
Counterparty netting	-	-	-	(93)	(93)
Total derivative liabilities	1	93	-	(93)	1
Total liabilities at fair value	$1	$93	$-	$(93)	$1

*Represents netting of derivative exposures covered by a qualifying master netting agreement.

40

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

		Common
(in millions)	Bonds	Stocks	Total Assets
Balance, January 1, 2018	$1	$1	$2
Total realized/unrealized capital gains or losses:
Included in net income	(1)	-	(1)
Included in surplus	(1)	-	(1)
Purchases, issuances and settlements	10	-	10
Transfers into Level 3	5	-	5
Transfers out of Level 3	(12)	-	(12)
Balance, December 31, 2018	$2	$1	$3
Total realized/unrealized capital gains or losses:
Included in net income	-	3	3
Included in surplus	-	-	-
Purchases, issuances and settlements	(1)	(4)	(5)
Transfers into Level 3	1	-	1
Transfers out of Level 3	(1)	-	(1)
Balance, December 31, 2019	$1	$-	$1

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2019 and 2018, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2019 and 2018 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2019.

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)		Level 1	Level 2		Level 3	Total
December 31, 2019
Derivative assets at fair value	$	- $	155	$	- $	155
Derivative liabilities at fair value		1	125		-	126
December 31, 2018
Derivative assets at fair value	$	- $	99	$	- $	99
Derivative liabilities at fair value		1	93		-	94
	41

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

	Years ended December 31,
(in millions)	2019	2018
Life insurance	$3,443	$3,434
Annuities (excluding supplementary contracts with life contingencies)	15,794	15,261
Supplementary contracts with life contingencies	74	65
Accidental death benefits	-	-
Disability - active lives	2	2
Disability - disabled lives	72	78
Excess of AG 43 reserves over basic reserves	76	148
Deficiency reserves	243	231
Other miscellaneous reserve	1,509	1,398
Gross life and annuity reserves	21,213	20,617
Reinsurance ceded	(387)	(473)
Net life and annuity reserves	20,826	20,144
Accident and health reserves
Unearned premium reserves	16	16
Present value of amounts not yet due on claims	261	305
Additional contract reserves	41	42
Gross accident and health reserves	318	363
Reinsurance ceded	(25)	(32)
Net accident and health reserves	293	331
Aggregate policy reserves	$21,119	$20,475

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

			December 31, 2019
			Separate		Separate
			account with		account		% of
(in millions)		General account	guarantees		nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$1,761		$-	$-	$1,761	9.81%
	b. At book value less current surrender
	charge of 5% or more	2,900		-	-	2,900	16.14%
	c. At fair value	-		-	3,908	3,908	21.76%
	d. Total with market adjustment or at fair value	4,661		-	3,908	8,569	47.71%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	6,582		-	-	6,582	36.65%
(2)	Not subject to discretionary withdrawal	2,807		-	2	2,809	15.64%
(3)	Total (gross: direct + assumed)	$14,050		$-	$3,910	$17,960	100.00%
(4)	Reinsurance ceded	-		-	-	-
(5)	Total (net)* (3) - (4)	$14,050		$-	$3,910	$17,960
(6)	Amount included in A(1)b above that will move
	to A(1)e in the year after statement date:	$440		$-	$-	$440

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

B. Group Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$1	$-	$-	$1	0.05%
	b. At book value less current surrender
	charge of 5% or more	1	-	-	1	0.05%
	c. At fair value	-	-	3	3	0.16%
	d. Total with market adjustment or at fair value	2	-	3	5	0.26%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	571	-	-	571	30.72%
(2)	Not subject to discretionary withdrawal	1,245	35	3	1,283	69.02%
(3)	Total (gross: direct + assumed)	$1,818	$35	$6	$1,859	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$1,818	$35	$6	$1,859
(6)	Amount included in B(1)b above that will move
	to B(1)e in the year after statement date:	$-	$-	$-	$-

C. Deposit-Type Contracts (no life contingencies):

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$-	$-	$-	$-	-%
	b. At book value less current surrender
	charge of 5% or more	-	-	-	-	-%
	c. At fair value	1	-	-	1	0.08%
	d. Total with market adjustment or at fair value	1	-	-	1	0.08%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	24	-	-	24	1.89%
(2)	Not subject to discretionary withdrawal	654	-	594	1,248	98.03%
(3)	Total (gross: direct + assumed)	$679	$-	$594	$1,273	100.00%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$679	$-	$594	$1,273
(6)	Amount included in C(1)b above that will move
	to C(1)e in the year after statement date:	$-	$-	$-	$-

* Represents annuity reserves reported in separate accounts liabilities.

43

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2019:

December 31, 2019
	General Account			Separate Account - Nonguaranteed
	Account			Account
(in millions)	value	Cash value	Reserve	value	Cash value	Reserve

ASubject to discretionary withdrawal, surrender values, or policy loans:

(1)	Term policies with cash value	$	- $	5	$17	$	- $	- $	-
(2)	Universal life		1,331	1,312	1,367		-	-	-
(3)	Universal life with secondary guarantees		145	124	578		-	-	-
(4)	Indexed universal life		7	7	7		-	-	-
(5)	Indexed universal life with secondary		26	15	36		-	-	-
(6)	Indexed life		-	-	-		-	-	-
(7)	Other permanent cash value life insurance		53	366	415		10	10	10
(8)	Variable life		-	-	-		-	-	-
(9)	Variable universal life		2	2	2		10	10	10
(10) Miscellaneous reserves			-	-	-		-	-	-

BNot subject to discretionary withdrawal or no cash values

	(1)	Term policies without cash value	XXX	XXX	$1,020	XXX	XXX	$-
	(2)	Accidental death benefits	XXX	XXX	-	XXX	XXX	-
	(3)	Disability - active lives	XXX	XXX	2	XXX	XXX	-
	(4)	Disability - disabled lives	XXX	XXX	72	XXX	XXX	-
	(5)	Miscellaneous reserves	XXX	XXX	324	XXX	XXX	-
C Total (gross: direct + assumed)			$1,564	$1,831	$3,840	$20	$20	$20
D	Reinsurance ceded		51	61	387	-	-	-
E	Total (net) (C) - (D)		$1,513	$1,770	$3,453	$20	$20	$20

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

The separate accounts also include a funding agreement, which provides a stable value protection feature on the assets held within the account.

The Company does not engage in securities lending transactions within the separate accounts.

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2019		December 31, 2018
		Separate		Separate
		Accounts		Accounts
	Legally	Assets (Not	Legally	Assets (Not
(in millions)	Insulated	Legally	Insulated	Legally
	Assets	Insulated)	Assets	Insulated)
Variable annuities	$4,014	$-	$3,380	$-
Variable life	20	-	16	-
Bank-owned life insurance - hybrid	594	-	1,181	-
Terminal funding	35	-	-	-
Total	$4,663	$-	$4,577	$-

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

44

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2019 and 2018 is $27 million and $134 million, respectively.

There was no separate account business seed money at December 31, 2019 and 2018.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

	Risk Charge	Guarantees
	paid by the	Paid by the
	Separate	General
(in millions)	Account	Account
2019	$37	$-
2018	30	-
2017	27	-
2016	30	1
2015	23	1

The following table presents information regarding the separate accounts:

		Non-	Non-
		indexed	indexed	Non-
		Guarantee	Guarantee	guaranteed
		less than or	more than	Separate
(in millions)	Indexed	equal to 4%	4%	Accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$-	$-	$305	$305
Reserves for accounts with assets at:
Market value	$-	$-	$-	$4,564	$4,564
Total reserves	$-	$-	$-	$4,564	$4,564
By withdrawal characteristics:
At market value	$-	$-	$-	$3,970	$3,970
Subtotal	-	-	-	3,970	3,970
Not subject to discretionary withdrawal	-	-	-	594	594
Total reserves	$-	$-	$-	$4,564	$4,564
December 31, 2018
Premiums, considerations or deposits	$-	$-	$-	$380	$380
Reserves for accounts with assets at:
Market value	$-	$-	$-	$4,474	$4,474
Total reserves	$-	$-	$-	$4,474	$4,474
By withdrawal characteristics:
At market value	$-	$-	$-	$3,292	$3,292
Subtotal	-	-	-	3,292	3,292
Not subject to discretionary withdrawal	-	-	-	1,182	1,182
Total reserves	$-	$-	$-	$4,474	$4,474

45

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2019	2018	2017
Transfers to separate accounts	$305	$380	$224
Transfers from separate accounts	(204)	(169)	(107)
Net transfers to separate accounts	101	211	117
Reconciling adjustments:
Deposit-type contracts	-	-	-
Total reconciling adjustments	-	-	-
Transfers as reported in the Statutory Statements of Operations	$101	$211	$117

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $76 million and $148 million at December 31, 2019 and 2018, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $8 million and $115 million at December 31, 2019 and 2018, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $19 million and $10 million at December 31, 2019 and 2018, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

46

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 14.9 percent and 16.9 percent of gross insurance in-force at December 31, 2019 and 2018, respectively. Policyholder dividends for the years ended December 31, 2019 and 2018 were not significant.

14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2019		December 31, 2018
		Net of		Net of
(in millions)	Gross	Loading	Gross	Loading
Ordinary new business	$2	$2	$3	$3
Ordinary renewal	8	45	8	43
Total	$10	$47	$11	$46

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed and reserves on reinsurance assumed were not significant in 2019, 2018 or 2017. Reinsurance premiums ceded in 2019, 2018 and 2017 were $214 million, $5.3 billion and $205 million, respectively. The reserve credit taken on reinsurance ceded was $411 million and $505 million at December 31, 2019 and 2018, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019 and 2018, the Company's reinsurance recoverables were $43 million and $33 million, respectively.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs.

The Company manages the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance. The Company has a coinsurance/modified coinsurance agreement (the Co/Modco Agreement) with AIG Life of Bermuda, Ltd. (AIGB), an affiliated offshore life insurer. Under the Co/Modco Agreement, AIGB reinsures a 90 percent quota share of the Company's net liability on term life contracts issued by the Company with issue dates on or after March 1, 2002 through August 1, 2009. AIGB is a Bermuda licensed insurer but is not licensed to transact insurance or reinsurance, nor is accredited as a reinsurer in the State of New York. At December 31, 2019 and 2018, the Company did not report any liabilities for unauthorized reinsurance, as the coinsurance reserves ($264 million and $333 million, respectively) ceded to AIGB were fully secured by letters of credit. These letters of credit, secured by AIGB for the benefit of the Company, contain applicable provisions required by NAIC SAP and are subject to reimbursement by AIG Parent in the event of a drawdown. In addition, there are certain terms and conditions regarding events of default, which if triggered by future AIG Parent events, would require the Company to pursue a variety of remedies to preserve the amount of the reserve credit. Pursuant to the modified coinsurance portion of the

47

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Co/Modco Agreement, the Company does not record a reserve credit since it retains, controls, and owns all assets held in relation to the modified coinsurance reserve.

The Co/Modco Agreement decreased the Company's pre-tax earnings by $42 million, $26 million and $12 million in 2019, 2018 and 2017, respectively. The agreement is unlimited in duration, but was amended to terminate for new business issued on and after August 1, 2009.

During 2017, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in an increase in the Company's pre-tax earnings of $2 million. No treaties with non-affiliated reinsurers were commuted in 2019 or 2018.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company and American General Life Insurance Company, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, apart from a $39 million ceding commission, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company received approximately $39 million of ceding commission at contract inception, which was primarily recognized directly in surplus.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG's Parent 10-K for year ending December 31, 2019.

48

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of
				December 31, 2019
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld				$73

		As of and Year	Total Reported	As of and Year
		Ended December	at	Ended
Increase (Decrease)	Initial	31, 2018 and	December 31,	December 31,
(in millions)	Accounting	2017	2018	2019
Statutory Statement of Operations
Premiums and annuity considerations	$(5,086)	$(32)	$(5,118)	$(15)
Commissions and expense allowances	8	14	22	7
Reserve adjustments on reinsurance ceded	5,086	(594)	4,492	(252)
Total revenues	8	(612)	(604)	(260)
Death benefits	-	(54)	(54)	(27)
Annuity benefits	-	(553)	(553)	(272)
Surrender benefits	-	(39)	(39)	(19)
Other benefits	-	(61)	(61)	(31)
Total benefits and expenses	-	(707)	(707)	(349)
Net gain from operations before dividends to
policyholders and federal income taxes	8	95	103	89
Dividends to policyholders	-	(2)	(2)	(1)
Net gain from operations after dividends to
policyholders and before federal income	$8	$97	$105	$90

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions we made and actions we may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, we treat BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

49

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2019			December 31, 2018					Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary		Capital	Total
Gross DTA	$633	$95	$728	$564	$126	$690	$69		$(31)	$38
Statutory valuation allowance adjustment	-	-	-	-	16	16	-		(16)	(16)
Adjusted gross DTA	633	95	728	564	110	674	69		(15)	54
DTA non-admitted	452	95	547	386	110	496	66		(15)	51
Net admitted DTA	181	-	181	178	-	178	3		-	3
DTL	75	-	75	92	-	92	(17)		-	(17)
Total	$106	$-	$106	$86	$-	$86	$20	$	- $	20

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2019			December 31, 2018						Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total		Ordinary		Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior
years recoverable through loss
carry backs	$-	$-	$-	$-	$-	$-	$	- $		- $	-
Adjusted gross DTA expected to be
realized (excluding amount of DTA
from above) after application of the
threshold limitation	106	-	106	86	-	86		20		-	20
1. Adjusted gross DTA expected
to be realized following the
reporting date	106	-	106	86	-	86		20		-	20
2. Adjusted gross DTA allowed
per limitation threshold	-	-	292	-	-	236		-		-	56
Adjusted gross DTA (excluding the
amount of DTA from above) offset
by gross DTL	75	-	75	92	-	92		(17)		-	(17)
DTA admitted as the result of
application of SSAP 101	$181	$-	$181	$178	$-	$178		$3	$	- $	3

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	788%	652%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation amount	$1,946	$1,575

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax expense
Federal	$147	$73	$121
Federal income tax on net capital gains (losses)	23	(10)	2
Federal income tax incurred	$170	$63	$123

	Years Ended December 31,
(in millions)	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$531	$499	$32
Investments	1	1	-
Deferred acquisition costs	85	43	42
Fixed assets	5	6	(1)
Tax credit carryforward	1	1	-
Other (including items less than 5% of total ordinary tax assets)	10	14	(4)
Subtotal	633	564	69
Non-admitted	452	386	66
Admitted ordinary deferred tax assets	181	178	3
Capital:
Investments	95	126	(31)
Real estate	-	-	-
Subtotal	95	126	(31)
Statutory valuation allowance adjustment	-	16	(16)
Non-admitted	95	110	(15)
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	181	178	3
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	15	15	-
Policyholder reserves	60	77	(17)
Deferred tax liabilities	75	92	(17)
Net deferred tax assets	$106	$86	$20

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2019	2018	Change
Total adjusted deferred tax assets	$728	$674	$54
Total deferred tax liabilities	75	92	(17)
Net adjusted deferred tax assets	$653	$582	71
Tax effect of unrealized capital gains (losses)			30
Change in net deferred income tax			$101

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2019		December 31, 2018		December 31, 2017
		Effective		Effective		Effective
(in millions)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
Income tax expense (benefit) at applicable rate	$89	21.0%	$(37)	21.0%	$94	35.0%
Change in valuation adjustment	(16)	(3.8)	16	(9.0)	-	-
Surplus adjustments	(3)	(0.7)	13	(7.1)	(24)	(8.8)
Prior year return true-ups and adjustments	-	-	(11)	5.9	1	0.2
Amortization of interest maintenance reserve	4	1.0	(7)	4.0	(14)	(5.3)
Change in non-admitted assets	(3)	(0.7)	3	(1.6)	1	0.2
Dividend received deduction	(2)	(0.4)	(2)	0.6	(5)	(1.7)
Impact of Tax Act	-	-	-	-	316	117.1
Other permanent adjustments	-	-	-	-	3	1.2
Statutory income tax expense (benefit)	$69	16.4%	$(25)	13.8%	$372	137.9%
Federal income taxes incurred	$170	40.2%	$63	(35.8)%	$123	45.6%
Change in net deferred income taxes	(101)	(23.8)	(88)	49.6	249	92.3
Statutory income tax expense (benefit)	$69	16.4%	$(25)	13.8%	$372	137.9%

At December 31, 2019, the Company's foreign tax credits carry forward for 2020 through 2024 totaled $1 million. At December 31, 2019, the Company had no operating loss carry forwards or capital loss carry forwards.

At December 31, 2019, the Company had less than $1 million of general business credit carry forwards. At December 31, 2019, the Company had no charitable contribution carry forwards.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2017	$65
2018	-
2019	41
Total	$106

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $728 million and concluded that no valuation allowance was required at December 31, 2019. Similarly, the Company assessed its ability to realize DTAs of $690 million and concluded that a valuation allowance of $16 million was required at December 31, 2018.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

52

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

Years Ended December 31,
(in millions)	2019	2018
Gross unrecognized tax benefits at beginning of year	$-	$-
Increases in tax position for prior years	-	-
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$-	$-

As of December 31, 2019 and 2018, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were less than $1 million, for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At both December 31, 2019 and 2018, the Company had accrued less than $1 million for the payment of interest (net of federal benefit) and penalties. In both 2019 and 2018, the Company recognized an expense of less than $1 million, while in 2017, the Company recognized a benefit of less than $1 million, net of federal benefit, and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2019, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2019 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2019.

Alternative Minimum Tax Credit

(in millions)		2019
(1)	Gross AMT Credit Recognized as:
a.	Current year recoverable	$-
b.	Deferred tax asset (DTA)	-
(2)	Beginning balance of AMT credit carryforward	$-
(3)	Amounts recovered	-
(4)	Adjustments	-
(5)	Ending Balance of AMT credit carryforward (5=2-3-4)	-
(6)	Reduction for sequestration	-
(7)	Nonadmitted by reporting entity	-
(8)	Reporting entity ending balance (8=5-6-7)	$-

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less

53

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2019, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by the Company without prior approval of the NYDFS in a calendar year is set forth in New York Insurance Law. With respect to 2020, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the lesser of: (1) 10 percent of the Company's statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. The maximum amount of dividends that can be paid to the Parent in the year 2020 without consent of the NYDFS is $157 million, which represents 10 percent of surplus as regards policyholders of the Company at December 31, 2019.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2019, 2018 and 2017:

			Amount
Date	Type	Cash or Non-cash	(in millions)
2019
	-	-	$-
2018
June 26, 2018	Ordinary	Cash	$70
September 24, 2018	Ordinary	Cash	36
December 26, 2018	Ordinary	Cash	36
2017
March 30, 2017	Ordinary	Cash	$140

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

		Years ended December 31,
(in millions)		2019	2018	2017
Defined benefit plans		$-	$(2)	$-
Total		$-	$(2)	$-
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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS- imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non- discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expenses associated with this plan were $4 million, $3 million and $4 million in 2019, 2018 and 2017, respectively.

Share-based and Deferred Compensation Plans

During 2019, 2018 and 2017, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfying service requirements. The Company recognized compensation expense of $3 million, $3 million and $3 million in 2019, 2018 and 2017, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company recognized less than $1 million of expenses for unsettled awards during both 2019 and 2018.

19. DEBT

The Company is a member of the FHLB of New York.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

55

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with FHLB of New York and the classification of the stock:

	December 31,
(in millions)	2019	2018
Membership stock - Class B	$8	$8
Activity stock	5	-
Total	$13	$8
Actual or estimated borrowing capacity as determined by the insurer	$884	$1,122

The Company did not hold any Class A or Excess Stock at December 31, 2019 or 2018.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Amount pledged	$360	$379	$264	$270
Maximum amount pledged during reporting period	$373	$385	$266	$267

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2019	2018
Amount outstanding	$117	$-
Maximum amount borrowed during reporting period	$142	$110

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2019 or 2018.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)

Funding Agreements	Date Issued	Amounts
5-year fixed rate	April 5, 2019	$52
5-year fixed rate	April 16, 2019	42
6-year fixed rate	July 15, 2019	23

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $737 million and $638 million at December 31, 2019 and 2018, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2019, $335 million are currently expected to expire in 2020 and the remainder by 2021, based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

56

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019 and 2018, the Company had $245 million and $183 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $103 million are expected to expire in 2020 and the remainder by 2023, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, future minimum rental commitments, and rental expense under operating leases are not material.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had $2 million of accrued liability at both December 31, 2019 and 2018, for these guarantee fund assessments. The Company has recorded receivables of $2 million and $2 million at December 31, 2019 and 2018, respectively, for expected recoveries against the payment of future premium taxes.

During 2019 and 2018, the Company wrote accident and health insurance premiums that were subject to the risk- sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans

57

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company's businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company's business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions, increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. The Company is evaluating the full impact of the SECURE Act on its businesses and operations and will implement and/or modify processes and procedures, where needed, to comply with this new law.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an 80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, AGL and VALIC, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $218 million, $395 million and $413 million of pre-tax restructuring and other costs in 2019, 2018 and 2017, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Affiliate Transactions

During the year ended December 31, 2019, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the NYDFS.

In January 2019, USL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $120 million, which represents an approximately 8% equity interest in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $31 million and received a cash payment of approximately $12 million. The Company's unfunded capital commitment to U.S. Fund III upon closing of the fund was approximately $101 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP ("Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $39.6 million (representing an approximately 8.6% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $8.7 million) and received a cash payment from the fund (approximately $5.6 million). The Company's unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $36.5 million.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $72 million (representing an approximately 6% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $32.2 million) and cash (approximately $15.9 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $135 million (representing approximately 5% equity interest therein) and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $67.8 million) and cash (approximately $36.2 million). Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $26.1 million (representing an approximately 4% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $12.9 million) and cash (approximately $4.2 million).

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I and Europe Fund II were approximately $23.5 million, $20.9 million, $72.7 million, $7.3 million and $42.8 million, respectively.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $23.7 million, $29.1 million and $11.9 million, respectively.

59

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $158 million.

In October 2017, the Company's subsidiary, AIG Home Loan 4, transferred a portfolio of U.S. residential mortgage loans with a carrying value of approximately $73 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In September 2017, the Company transferred to American General Life Insurance Company securities having an aggregate fair market value of $347 million and $3 million in cash in exchange for securities having an aggregate fair market value of $350 million.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 4, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $274 million which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 4, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At December 31, 2019, the Company did not have any amounts outstanding under the facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2019:

			Admitted
	Gross	Non-admitted	Asset	Date of
(in millions)	Amount	Amount	Amount	NAIC Filing
AIG Home loan 4, LLC	$123	$-	$123	Not Applicable
AIGGRE Europe Real Estate Fund I S.C.SP	12	-	12	Not Applicable
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	4	-	4	Not Applicable
AIGGRE U.S. Real Estate Fund I, LP	24	-	24	Not Applicable
AIGGRE U.S. Real Estate Fund II, LP	69	-	69	Not Applicable
AIGGRE U.S. Real Estate Fund III, LP	43	-	43	Not Applicable
Total	$275	$-	$275

60

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Parent Capital Management Corporation, in the amount of $89 million and $63 million at December 31, 2019 and 2018, respectively.

Pursuant to service and expense agreements, AIG Parent and certain affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG Parent or the affiliate providing the service. The Company was charged $123 million, $112 million and $113 million under such agreements for the years ended December 31, 2019, 2018 and 2017, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $19 million, $19 million and $20 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant. In addition, the Company had liabilities for structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2020, the date the financial statements were issued.

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short- term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

61

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2019 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
						Date of
	Amortized Cost	Present Value of				Financial
	Before Current	Projected Cash		Amortized Cost	Fair Value at	Statement
CUSIP	Period OTTI	Flows	Recognized OTTI	After OTTI	Time of OTTI	Where Reported
17307G6L7	$4,142	$3,932	$210	$3,932	$4,123	03/31/2019
161546FA9	1,170	1,164	6	1,164	1,153	03/31/2019
161546HM1	6,294	5,828	466	5,828	5,921	03/31/2019
00703QAA0	2,404	2,217	187	2,217	2,395	03/31/2019
007036LR5	3,227	3,209	18	3,209	3,227	03/31/2019
92922FEC8	573	567	6	567	570	03/31/2019
86359BWR8	5,517	5,443	74	5,443	5,514	03/31/2019
93934FCF7	4,215	4,165	50	4,165	4,158	03/31/2019
22541QCF7	148	-	148	-	10	03/31/2019
93363TAA0	5,211	5,166	45	5,166	5,104	03/31/2019
74160MBZ4	279	278	1	278	272	03/31/2019
Quarterly Total	$33,180	$31,969	$1,211	$31,969	$32,447
76111XRR6	$2,518	$2,419	$99	$2,419	$2,438	06/01/2019
12669EQ41	2,882	2,767	115	2,767	2,875	06/01/2019
69371VBG1	783	782	1	782	781	06/01/2019
60688CAJ5	93	51	42	51	32	06/30/2019
161546EK8	1,084	1,078	6	1,078	1,081	06/30/2019
878048AG2	201	192	9	192	185	06/30/2019
Quarterly Total	$7,561	$7,289	$272	$7,289	$7,392
939355AD5	$18,569	$18,219	$350	$18,219	$18,257	07/01/2019
939336D26	230	124	106	124	86	07/01/2019
92922FFB9	1,026	1,009	17	1,009	992	09/01/2019
45660L6R5	9,033	8,572	461	8,572	8,585	09/30/2019
Quarterly Total	$28,858	$27,924	$934	$27,924	$27,920
361849R46	$42,531	$35,830	$6,701	$35,830	$42,446	11/01/2019
02150WAB9	49	41	8	41	42	11/01/2019
50179MAH4	1,383	1,378	5	1,378	880	11/01/2019
26545QAQ2	15,768	12,384	3,384	12,384	23,953	12/31/2019
12544KAA1	24,093	23,827	266	23,827	22,959	12/31/2019
05990QAM5	6,106	5,911	195	5,911	4,754	12/31/2019
02148DAE0	7,745	7,734	11	7,734	7,516	12/31/2019
12669GAU5	5,272	4,900	372	4,900	5,145	12/31/2019
466247KK8	5,189	5,169	20	5,169	5,165	12/31/2019
126694EK0	2,362	2,286	76	2,286	2,353	12/31/2019
69374XBS8	201	200	1	200	192	12/31/2019
69374XBQ2	726	710	16	710	687	12/31/2019
69375BBQ9	639	634	5	634	615	12/31/2019
Quarterly Total	$112,064	$101,004	$11,060	$101,004	$116,707
		Year-end total	$13,477

62

Supplemental Information

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2019
Investment income earned:
Government bonds	$13
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	947
Bonds of affiliates	-
Preferred stocks (unaffiliated)	-
Common stocks (unaffiliated)	1
Common stocks of affiliates	-
Cash and short-term investments	11
Mortgage loans	151
Real estate	-
Contract loans	11
Other invested assets	29
Derivative instruments	24
Miscellaneous income	1
Gross investment income	$1,188
Real estate owned - book value less encumbrances	$-
Mortgage loans - book value:
Commercial mortgages	$3,041
Residential mortgages	265
Mezzanine loans	75
Total mortgage loans	$3,381
Mortgage loans by standing - book value:
Good standing	$3,321
Good standing with restructured terms	60
Interest overdue more than 90 days, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$3,381
Partnerships - statement value	$1,192
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$-
Common stocks	-
Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity - statement value:
Due within one year or less	$1,441
Over 1 year through 5 years	4,507
Over 5 years through 10 years	5,126
Over 10 years through 20 years	2,497
Over 20 years	5,623
Total maturity	$19,194
Bonds and short-term investments by class - statement value:
Class 1	$10,399
Class 2	7,025
Class 3	624
Class 4	875
Class 5	193
Class 6	78
Total by class	$19,194
Total bonds and short-term investments publicly traded	$12,120
Total bonds and short-term investments privately placed	7,074
Preferred stocks - statement value	$7
Common stocks - market value	178
Short-term investments - book value	89
Options, caps and floors owned - statement value	36
Collar, swap and forward agreements open - statement value	(6)
Futures contracts open - current value	(1)
Cash on deposit	(23)

64

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2019
Life insurance in-force:
Ordinary	$72,696
Credit	35
Group	928
Amount of accidental death insurance in-force under ordinary policies	245
Life insurance policies with disability provisions in-force:
Ordinary	4,210
Group life	10
Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	52
Income payable	27
Ordinary - involving life contingencies:
Amount on deposit	24
Income payable	10
Group - not involving life contingencies:
Amount on deposit	5
Annuities:
Ordinary:
Immediate - amount of income payable	$242
Deferred, fully paid - account balance	5,889
Deferred, not fully paid - account balance	8,810
Group:
Amount of income payable	121
Fully paid - account balance	33
Not fully paid - account balance	539
Accident and health insurance - premiums in-force:
Other	$1
Group	37
Deposit funds and dividend accumulations:
Deposit funds - account balance	$121
Dividend accumulations - account balance	18
Claim payments in 2019:
Group accident & health:
2019	$1,317
2018	6,217
2017	33,994
2016	49,218
2015	69,882
Prior	323,858
Other accident & health:
2019	(1,780)
2018	(595)
2017	(574)
2016	(27)
2015	(123)
Prior	10,768

65

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2019

(in millions)

1. The Company's total admitted assets as of December 31, 2019 are $29.5 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2019 are $24.9 billion.

2.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

				Percentage of
				Total Admitted
	Issuer	Description of Exposure	Amount	Assets
a.	BridgeBio Pharma, Inc.	Equity	$165	0.70%
b.	Bristol-Myers Squibb Company	BONDS	143	0.60
c.	Senior Direct Lending Program LLC	BONDS	142	0.60
d.	Comcast Corporation	BONDS	128	0.50
e.	AIG Home Loan 4 LLC	Other Invested Assets	123	0.50
f.	Marathon Petroleum Corporation	BONDS	109	0.40
g.	United Technologies Corporation	BONDS	106	0.40
h.	KPMG LLP	BONDS	100	0.40
i.	JPMorgan Chase & Co.	BONDS	99	0.40
j.	General Electric Company	BONDS	95	0.40

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments				Preferred Stocks
		Percentage of			Percentage of
		Total Admitted		Total Admitted
NAIC Rating	Amount	Assets	NAIC Rating	Amount	Assets
NAIC - 1	$10,399	41.80%	P/RP - 1	$7	- %
NAIC - 2	7,025	28.20	P/RP - 2	-	-
NAIC - 3	624	2.50	P/RP - 3	-	-
NAIC - 4	875	3.50	P/RP - 4	-	-
NAIC - 5	193	0.80	P/RP - 5	-	-
NAIC - 6	78	0.30	P/RP - 6	-	-
4. Assets held in foreign investments:

					Percentage
					of Total
					Admitted
				Amount	Assets
a. Total admitted assets held in foreign investments				$3,896	15.70%
b. Foreign currency denominated investments				870	3.50
c. Insurance liabilities denominated in that same foreign currency				-	-

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$3,350	13.50%
b.	Countries rated NAIC - 2	441	1.80
c.	Countries rated NAIC - 3 or below	105	0.40

66

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1
	Country 1: United Kingdom	$1,032	4.20%
	Country 2: Australia	385	1.50
b. Countries rated NAIC - 2
	Country 1: Panama	102	0.40
	Country 2: Mexico	79	0.30
c. Countries rated NAIC - 3 or below
	Country 1: Turkey	24	0.10
	Country 2: Dominican Republic	17	0.10
7. Aggregate unhedged foreign currency exposure:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate unhedged foreign currency exposure		$870	3.50%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$869	3.50%
b.	Countries rated NAIC - 2	-	-
c.	Countries rated NAIC - 3 or below	1	-

9.Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

		Percentage
		of Total
		Admitted
	Amount	Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$484	1.90%
Country 2: Ireland	107	0.40
b. Countries rated NAIC - 2
Country 1:	-	-
Country 2:	-	-
c. Countries rated NAIC - 3 or below
Country 1: Turkey	1	-
Country 2:	-	-

67

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Percentage
of Total
Admitted
NAIC Rating	Amount	Assets
		OTHER
		INVESTED
a. Myriad Opportunities US Fund Limited		ASSETS	$78	0.30%
b. Royal Dutch Shell plc		NAIC 1	77	0.30
c.	Cooperatieve Rabobank U.A.	NAIC 1& 2	74	0.30
d. TOTAL S.A.		NAIC 1& 2	67	0.30
		COMMERCIAL
		MORTGAGE
e. Project Chapter		LOAN	59	0.20
f.	HSBC Holdings plc	NAIC 1	56	0.20
		MEZZANINE
		MORTGAGE
g. Challenger		LOAN	54	0.20
h. Swan Funding Series 2011-1A		NAIC 1	50	0.20
i.	Vodafone Group Plc	NAIC 2	47	0.20
		COMMERCIAL
		MORTGAGE
j.	MiFlats20490405	LOAN	45	0.20

11.Assets held in Canadian investments and un-hedged Canadian currency are less than 2.5 percent of the Company's total admitted assets.

12.Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13.The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class

1) are:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. BridgeBio Pharma, Inc		$165	0.70%
b. AIG Home Loan 4 LLC		123	0.50
c.	Myriad Opportunities US Fund Limited	78	0.30
d.	AIGGRE U.S. Real Estate Fund II LP	69	0.30
e.	AIGGRE U.S. Real Estate Fund III LP	43	0.20
f.	Darsana Fund LP	43	0.20
g.	Massachusetts Mutual Life Insurance Company	42	0.20
h.	Northwestern Mutual Life Insurance Company	31	0.10
i.	Carlyle Alternative Opportunities Fund L.P	30	0.10
j.	Insight Venture Partners IX L.P.	27	0.10

68

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

		Percentage
		of Total
		Admitted
	Amount	Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:	$895	3.60%
Largest three investments held in nonaffiliated, privately placed equities:
a. Myriad Opportunities US Fund Limited	$78	0.30
b. Darsana Fund LP	43	0.20
c. Carlyle Alternative Opportunities Fund L.P.	30	0.10

Ten largest fund managers:

		Total			Non-
	Fund Manager	Invested		Diversified	diversified
a. AIG Global Real Estate Investment Corp		$193	$	- $	193
b. AIG Home Loan		123		-	123
c.	Carlyle Group	85		85	-
d.	Myriad Asset Management	78		78	-
e.	DARSANA CAPITAL GP LLC	43		43	-
f.	Ridgemont Equity Partners	38		38	-
g.	Luxor Capital Group, LP	30		30	-
h.	InSight Venture Partners	27		27	-
i.	Platinum Equity, LLC	27		27	-
j.	AE Industrial Partners	26		26	-

15.Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16.Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 8002615, HI		$85	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002683, NY		70	0.30
c. COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY		63	0.30
d. COMMERCIAL MORTGAGE LOAN, Loan No. 8002541, IN		63	0.30
e. COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY		61	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	59	0.20
g.	MEZZANINE MORTGAGE LOAN, Loan No. 5555159, ESP	55	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002508, CA	52	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY	47	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002692, DC	47	0.20

69

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

			Percentage of
			Total Admitted
		Amount	Assets
a.	Construction loans	$139	0.60%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	-	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	60	0.20

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
		Admitted		Admitted		Admitted
Loan-to-Value	Amount	Assets	Amount	Assets	Amount	Assets
a.	above 95%	$-	- % $	-	- % $	-	- %
b.	91% to 95%	-	-	9	-	-	-
c.	81% to 90%	24	0.10	12	-	-	-
d.	71% to 80%	89	0.40	111	0.40	-	-
e.	below 70%	152	0.60	2,947	11.80	-	-

18.Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company's total admitted assets.

19.Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20.The Company's total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End			1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets		Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$223	0.90	% $	96	$151	$171
b.	Repurchase agreements	100	0.40		95	136	107
c.	Reverse repurchase agreements	-	-		-	-	-
d.	Dollar repurchase agreements	-	-		-	-	-
e.	Dollar reverse repurchase agreements	-	-		-	-	-

70

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

21.The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

Owned		Written
	Percentage		Percentage
	of Total		of Total
	Admitted		Admitted
Amount	Assets	Amount	Assets
a.	Hedging	$-	- % $	-	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$38	0.20% $	43	$30	$27
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$20	0.10% $	19	$19	$19
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

71

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2019

(in millions)	Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
						Securities
						Lending
						Reinvested
						Collateral	Total
Investment Categories	Amount	Percentage		Amount		Amount	Amount	Percentage
Bonds:
U.S. governments	$431	1.8% $		431	$	- $	431	1.8%
All other governments	484	2.0		484		-	484	2.0
U.S. states, territories and possessions, etc. guaranteed	114	0.5		114		-	114	0.5
U.S. political subdivisions of states, territories,
and possessions, guaranteed	44	0.2		44		-	44	0.2
U.S. special revenue and special assessment
obligations, etc. non-guaranteed	1,387	5.7		1,387		-	1,387	5.7
Industrial and miscellaneous	15,857	65.4		15,857		-	15,857	65.4
Hybrid securities	142	0.6		142		-	142	0.6
Parent, subsidiaries and affiliates	-	-		-		-	-	-
SVO identified funds	-	-		-		-	-	-
Unaffiliated Bank loans	596	2.4		596		-	596	2.4
Total long-term bonds	19,055	78.6		19,055		-	19,055	78.6
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	7	-		7		-	7	-
Parent, subsidiaries and affiliates	-	-		-		-	-	-
Total preferred stocks	7	-		7		-	7	-
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	165	0.7		165		-	165	0.7
Industrial and miscellaneous Other (Unaffiliated)	13	-		13		-	13	-
Parent, subsidiaries and affiliates Publicly traded	-	-		-		-	-	-
Parent, subsidiaries and affiliates Other	-	-		-		-	-	-
Mutual funds	-	-		-		-	-	-
Unit investment trusts	-	-		-		-	-	-
Closed-end funds	-	-		-		-	-	-
Total common stocks	178	0.7		178		-	178	0.7
Mortgage loans:
Farm mortgages	-	-		-		-	-	-
Residential mortgages	265	1.1		265		-	265	1.1
Commercial mortgages	3,010	12.4		3,010		-	3,010	12.4
Mezzanine real estate loans	70	0.3		70		-	70	0.3
Total mortgage loans	3,345	13.8		3,345		-	3,345	13.8
Real estate:
Properties occupied by company	-	-		-		-	-	-
Properties held for production of income	-	-		-		-	-	-
Properties held for sale	-	-		-		-	-	-
Total real estate	-	-		-		-	-	-
Cash, cash equivalents and short-term investments:
Cash	(23)	(0.1)		(23)		126	103	0.4
Cash equivalents	50	0.2		50		-	50	0.2
Short-term investments	89	0.4		89		-	89	0.4
Total cash, cash equivalents and short-term investments	116	0.5		116		126	242	1.0
Contract loans	170	0.7		170		-	170	0.7
Derivatives	30	0.1		30		-	30	0.1
Other invested assets	1,192	4.9		1,192		-	1,192	4.9
Receivables for securities	18	0.1		18		-	18	0.1
Securities Lending	126	0.5		126		XXX	XXX	XXX
Other invested assets	18	0.1		18		-	18	0.1
Total invested assets	$24,255	100.0	% $	24,255		$126	$24,255	100.0%

72

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
•	The Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of The United States Life Insurance Company in the City of New York as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)(a)	Resolutions Establishing Separate Account	Incorporated by reference to the Initial Registration Statement, File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-004616.
(2)	Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(3)(b)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(4)(a)	USL Variable Annuity Contract (FS-993-PPIII (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(b)	USL Variable Annuity Contract (US-803 (12/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(4)(c)	USL Contract Data Page (US-803-PPS4 (12/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(4)(d)	USL IRA Endorsement (FSE-6171 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(e)	USL Nursing Home Rider (FSE-6223 (8/06))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(f)	USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V/25 (12/12))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(g)	USL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(h)	USL Maximum Anniversary Value Optional Death Benefit Endorsement (FSE-6235 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.

Exhibit Number	Description	Location
(4)(i)	USL Premium Plus Endorsement (FSE-6245 (12/08))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(j)	USL DOMA Endorsement (FSE-6249 (12/09))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(k)	USL Optional Guaranteed Living Benefit Endorsement (USLE-6260 (3/13))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(4)(l)	USL Merger Endorsement (USLE-6258 (8/11))	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(4)(m)	USL Optional Guaranteed Living Benefit Extension Endorsement Data Page (FSE-6231E-V (8/13))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-178845 and 811-08810 filed on April 29, 2014, Accession No. 0000950123-14-004354.
(4)(n)	Optional Guaranteed Living Benefit Endorsement (USLE-8036 (11/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(4)(o)	USL Extended Legacy Program Guide (EXTLEGGEN.8 Rev.7.15)	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(4)(p)	USL Optional Guaranteed Living Benefit Endorsement (USLE-6261 (12/15))	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016, Accession No. 0001193125-16-794184.
(4)(q)	USL Optional Return of Purchase Payment Death Benefit Endorsement (USLE-8022 (12/15))	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
(4)(r)	USL Optional Maximum Anniversary Value Death Benefit Endorsement (USLE-8023 (12/15))	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
(4)(s)	USL Optional Guaranteed Living Benefit Endorsement (Income Builder) (USLE-6260 (12/15))	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
(4)(t)	USL Optional Guaranteed Living Benefit Endorsement (Daily) (USLE-8036 (12/16))	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
(4)(u)	USL Return of Purchase Payment Death Benefit Endorsement (USLE-8022 (5/17))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-178841 and 811-08810, filed on October 4, 2017, Accession No. 0001193125-17-303459.
(4)(v)	USL Maximum Anniversary Value Death Benefit Endorsement (USLE-8023 (5/17))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-178841 and 811-08810, filed on October 4, 2017, Accession No. 0001193125-17-303459.
(4)(w)	USL Optional Return of Purchase Payment Death Benefit Rider (USLE-8022 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.

Exhibit Number	Description	Location
(4)(x)	USL Optional Maximum Anniversary Value Death Benefit Rider (USLE-8023 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(4)(y)	USL Optional Guaranteed Lifetime Income Rider (USLE-8060 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(4)(z)	USL Optional Guaranteed Lifetime Income Rider (USLE-8075 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(4)(aa)	USL IRA Endorsement (USLE-6171 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(4)(bb)	USL Roth IRA Endorsement (USLE-6172 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(4)(cc)	USL Roth SEP Endorsement (USLE-6173 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(4)(dd)	USL Pension and Profit Sharing Plan Endorsement (USLE-6067 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(5)	Application for Contract
(5)(a)	USL Annuity Application (USL-579 (12/12))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810 filed on April 29, 2013, Accession No. 0000950123-13-002972.
(5)(b)	USL Annuity Application (USL-579 (5/15))	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-178841 and 811-08810, filed on December 28, 2015, Accession No. 0001193125-15-414554.
(5)(c)	USL Annuity Application (USL-579 (12/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(5)(d)	USL Annuity Application (USL-579 (1/16))	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016, Accession No. 0001193125-16-794184.
(5)(e)	USL Annuity Application (USL-579E (1/16))	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016, Accession No. 0001193125-16-794184.
(6)	Corporate Documents of Depositor
(6)(a)	Copy of the Bylaws of the United States Life Insurance Company in the City of New York, amended and restated December 14, 2010	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No. 0001193125-11-120900.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts

Exhibit Number	Description	Location
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(8)(b)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(8)(c)	Van Kampen Life Investment Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.
(8)(d)	Lord Abbett Series Fund, Inc. Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(8)(e)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007, Accession No. 0000950124-07-002498.
(8)(f)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 6, File Nos. 333-146433 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000098.
(8)(f)(1)	Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(8)(g)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.
(8)(h)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(8)(i)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.
(8)(j)	Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(8)(k)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(9)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(10)	Consent	Filed Herewith
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable

Exhibit Number	Description	Location
(13)	Other
(13)(a)	Power of Attorney — The United States Life Insurance Company in the City of New York Directors	Filed Herewith
(13)(b)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and The United States Life Insurance Company in the City of New York	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-178845 and 811-08810 filed on April 29, 2014, Accession No. 0000950123-14-004354.
(13)(c)	Agreement and Plan of Merger including the Charter of the United States Life Insurance Company in the City of New York as the Surviving Corporation	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(13)(d)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7 File Nos. 333-178841 and 811-08810, filed on April 29, 2015, Accession No. 0001193125-15-156348.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of The United States Life Insurance Company in The City Of New York are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names Positions and Offices Held with Depositor
KEVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
WILLIAM J. CARR (2)	Director
THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
GLEN D. KELLER (3)	Director
ALIREZA VASEGHI (1)	Director, Managing Director and Chief Operating Officer, Institutional Markets
Todd P. Solash (4)	Chief Executive Officer, Individual Retirement
Jonathan J. Novak (5)	Chief Executive Officer, Institutional Markets
Adam C. Winslow (6)	Chief Executive Officer, Life Insurance
James Bracken (1)	Executive Vice President, Head of Legacy Portfolio
William C. Kolbert (7)	Senior Vice President and Business Information Officer
Christine A. Nixon (4)	Senior Vice President
Gabriel A. Lopez (4)	Senior Vice President, Operations Individual Retirement
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Terri N. Fiedler	Senior Vice President and Chief Distribution Officer
Christopher V. Muchmore (4)	Senior Vice President, Market Risk Management
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Timothy M. Heslin (8)	Senior Vice President, Chief Life Product and Underwriting Officer
Bryan A. Pinsky (4)	Senior Vice President, Individual Retirement Products
CRAIG A. ANDERSON	Senior Vice President and Life Controller
Justin J.W. Caulfield (1)	Vice President and Treasurer
Mallary L. Reznik (4)	Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (8)	Vice President, Distribution
Christina M. Haley (4)	Vice President, Product Filing
Mary M. Newitt (4)	Vice President, Product Filing
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
T. Clay Spires	Vice President and Tax Officer
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (9)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
Michael E. Treske (4)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (10)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (10)	Vice President
MANDA GHAFERI (4)	Attorney-in-Fact
William L. Mask	Vice President
Edward P. Voit (11)	Vice President
Stewart R. Polakov (4)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (4)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (8)	Assistant Secretary

Names Positions and Offices Held with Depositor
Virginia N. Puzon (4)	Assistant Secretary
Rosemary Foster	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (9)	Investment Tax Officer
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	147 Warrenton Drive, Houston, TX 77024
(3)	762 Stone Meadow Drive, Chesterfield, MO 63005
(4)	21650 Oxnard Street, Woodland Hills, CA 91367
(5)	10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(6)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(7)	50 Danbury Road, Wilton, CT 06897
(8)	340 Seven Springs Way, Brentwood, TN 37027
(9)	80 Pine Street, New York, NY 10005
(10)	777 S. Figueroa Street, Los Angeles, CA 90017
(11)	301 Grant Street, Pittsburgh, PA, 15219
(12)
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The United States Life Insurance Company in the City of New York (“Depositor”). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of March 30, 2020, the number of Polaris Platinum III contracts funded by FS Variable Separate Account was 15,212 of which 10,546 were qualified contracts and 4,666 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The United States Life Insurance Company in the City of New York
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler (1)	Director, Senior Vice President and Chief
James T. Nichols (2)	Director, President and Chief Executive Officer
Todd P. Solash	Director
Frank Curran (2)	Vice President, Chief Financial Officer, Chief Operation Officer, Controller and Treasurer
Michael Fortey (1)	Chief Compliance Officer
Julie A. Cotton Hearne (1)	Vice President and Secretary
John Thomas Genoy (2)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks (1)	Vice President, Tax Officer
Thomas Clayton Spires (1)	Vice President, Tax Officer
Rosemary Foster (1)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 2919 Allen Parkway, Houston, TX 77019
(2)	Principal business address is 160 Greene, Jersey City, NJ 07311
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2020.
FS VARIABLE SEPARATE ACCOUNT
(Registrant)
BY:  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
        (On behalf of the Registrant and itself)
BY:  /s/  CRAIG A. ANDERSON

        CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	April 24, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 24, 2020

*WILLIAM J. CARR WILLIAM J. CARR	Director	April 24, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	April 24, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 24, 2020

*GLEN D. KELLER GLEN D. KELLER	Director	April 24, 2020

*ALIREZA VASEGHI ALIREZA VASEGHI	Director, Managing Director and Chief Operating Officer, Institutional Markets	April 24, 2020

*TODD P. SOLASH TODD P. SOLASH	Chief Executive Officer, Individual Retirement	April 24, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 24, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 24, 2020